UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851
                                   ---------

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 12/31/09
                          --------


ITEM 1. REPORTS TO STOCKHOLDERS.



DECEMBER 31, 2009

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton Conservative Target Fund

Franklin Templeton Moderate Target Fund

Franklin Templeton Growth Target Fund

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

                                   (GRAPHIC)

                                                                ASSET ALLOCATION

                               FRANKLIN TEMPLETON
                              FUND ALLOCATOR SERIES

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES

                         Franklin Templeton Investments

                          GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1
ANNUAL REPORT
Economic and Market Overview ..............................................    3
Franklin Templeton Conservative Target Fund ...............................    5
Franklin Templeton Moderate Target Fund ...................................   15
Franklin Templeton Growth Target Fund .....................................   25
Financial Highlights and Statements of Investments ........................   35
Financial Statements ......................................................   53
Notes to Financial Statements .............................................   58
Report of Independent Registered Public Accounting Firm ...................   69
Tax Designation ...........................................................   70
Board Members and Officers ................................................   71
Shareholder Information ...................................................   76

Shareholder Letter

Dear Shareholder:

During the year 2009, U.S. economic activity showed signs of stabilization after a prolonged recession. Government stimulus measures helped thaw credit markets, the financial system avoided collapse, and many companies reported better-than-expected earnings after cutting costs. Investors breathed a collective sigh of relief, and equity markets enjoyed a remarkable rally while interest rates remained low and inflation was subdued.

Franklin Templeton Fund Allocator Series' annual report goes into greater detail about prevailing conditions during the period under review. In addition, you will find performance data, financial information and discussions from the portfolio manager. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, and find helpful financial planning tools. We hope you will take advantage of these online services.

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                        Not part of the annual report | 1

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson
-------------------------------------
Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator
Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                        2 | Not part of the annual report

Annual Report

Economic and Market Overview

The U.S. economy ended 2009 in much better shape than it began. After several quarters of contraction, economic activity expanded in the third and fourth quarters. In the year's second half, corporate profit growth was higher than earlier estimates, which may allow businesses to build inventory following a long period of inventory drawdowns. Economic challenges remain, such as stalled consumer confidence and job prospects for the unemployed, as stimulus measures wind down, but several reports pointed to improving economic conditions.

Throughout the year, the Federal Open Market Committee kept U.S. monetary policy unchanged, announcing it intends to hold the federal funds target rate in the 0% to 0.25% range "for an extended period" as it lays the groundwork for an eventual tightening of monetary policy. Late in the period, the labor market improved somewhat as the economy lost fewer jobs than expected and the unemployment rate fell slightly, dropping from a period high of 10.2% in October to 10.0% at period-end.(1)

Globally, equity markets entered 2009 largely pricing in a possible economic depression and systemic solvency crisis, scenarios that were ultimately averted by one of the most aggressive global policy responses in financial history. As government monetary and fiscal intervention began to gain traction toward the end of the first quarter, equities bottomed and largely reversed their decline, economic growth stabilized and rebounded, and confidence was rekindled as investors began to believe the global financial system was finally on the mend. Emerging market economies fueled the global recovery as governments aggressively incentivized lending and consumption, resulting in a dramatic recovery that laid the groundwork for the developing world's equity rally. Growing demand from emerging markets supported commodity prices, which also posted record gains during the year. For most of the year, the fading U.S. dollar also helped underpin the rally in hard assets, while continued euro and yen strength created headwinds for regional recoveries.

For the 12 months under review, the blue chip stocks of the Dow Jones Industrial Average delivered a total return of +22.68%, while the broader Standard & Poor's 500 Index (S&P 500) posted a +26.46% total return and

(1.) Source: Bureau of Labor Statistics.


                                Annual Report | 3
the technology-heavy NASDAQ Composite Index returned +45.32%.(2) Global developed and emerging markets, as measured by the Morgan Stanley Capital International (MSCI) All Country World Index, delivered a +35.41% total return.(3)

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international common type stocks listed on The NASDAQ Stock Market.

(3.) Source: (C) 2009 Morningstar. The MSCI All Country World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.


                                4 | Annual Report

Franklin Templeton
Conservative Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Conservative Target
Fund

seeks the highest level of long-term total return consistent with a lower level of risk.(1)

ASSET ALLOCATION*
Franklin Templeton Conservative Target Fund
Based on Total Net Assets as of 12/31/09

                                   (PIE CHART)

Domestic Equity............................  30.0%
Domestic Fixed Income......................  22.9%
Foreign Fixed Income.......................  14.3%
Foreign Equity.............................  13.1%
Short-Term Investments & Other Net Assets..  19.7%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This annual report for Franklin Templeton Conservative Target Fund covers the fiscal year ended December 31, 2009.

PERFORMANCE OVERVIEW

Franklin Templeton Conservative Target Fund - Class A delivered a +19.67% cumulative total return for the 12 months under review. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +26.46%,

(1.) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 40.


                                Annual Report | 5

TOP 10 FUND HOLDINGS
Franklin Templeton Conservative Target Fund
12/31/09

                                                           % OF TOTAL
                                                           NET ASSETS
                                                           ----------
Franklin U.S. Government Securities Fund - Advisor Class      12.8%
Templeton Global Bond Fund - Advisor Class                    12.7%
Franklin Flex Cap Growth Fund - Advisor Class                 10.9%
Franklin Total Return Fund - Advisor Class                    10.1%
Mutual Shares Fund - Class Z                                   7.3%
Mutual European Fund - Class Z                                 4.5%
Franklin Growth Opportunities Fund - Advisor Class             4.5%
Templeton Foreign Fund - Advisor Class                         4.3%
Templeton China World Fund - Advisor Class                     2.2%
Franklin Gold and Precious Metals Fund - Advisor Class         2.1%

+32.46%, +5.93% and +0.17%, respectively, during the same time.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio and will vary the underlying funds' allocation percentages based upon each Target Fund's risk/return level. Maintaining similarity of the underlying Franklin Templeton fund investments across the Conservative, Moderate and Growth Target Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund's assets among the broad asset classes, and when selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund's risk profile.

MANAGER'S DISCUSSION

The Fund's performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Conservative Target Fund's domestic equity exposure was 69.6% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.


                                6 | Annual Report
investment styles, and on December 31, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, representing 10.9% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 61.6% of the Fund's total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund - Advisor Class was our largest fixed income fund weighting at 12.8% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500 during the 12-month reporting period. Our largest foreign equity fund holding, Mutual European Fund - Class Z, under-performed the MSCI EAFE Index; however, Templeton Foreign Fund - Advisor Class outperformed. On the fixed income side, Franklin U.S. Government Securities Fund - Advisor class underperformed the BC U.S. Aggregate Index, while Templeton Global Bond Fund - Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Conservative Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                Annual Report | 7

Performance Summary as of 12/31/09

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FTCIX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$1.80    $12.72     $10.92
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.2405
Long-Term Capital Gain            $0.0800
   TOTAL                          $0.3205

CLASS B (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$1.80    $12.68     $10.88
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1526
Long-Term Capital Gain            $0.0800
   TOTAL                          $0.2326

CLASS C (SYMBOL: FTCCX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$1.77    $12.54     $10.77
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1595
Long-Term Capital Gain            $0.0800
   TOTAL                          $0.2395

CLASS R (SYMBOL: FTCRX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$1.80    $12.69     $10.89
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.2140
Long-Term Capital Gain            $0.0800
   TOTAL                          $0.2940

ADVISOR CLASS (SYMBOL: FTCZX)               CHANGE   12/31/09   12/31/08
-----------------------------               ------   --------   --------
Net Asset Value (NAV)                       +$1.80    $12.71     $10.91
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.2686
Long-Term Capital Gain            $0.0800
   TOTAL                          $0.3486


                                8 | Annual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR    5-YEAR     10-YEAR
-------                                        -------   -------   ----------
Cumulative Total Return(2)                      +19.67%   +26.15%    +57.03%
Average Annual Total Return(3)                  +12.75%    +3.52%     +3.99%
Value of $10,000 Investment(4)                 $11,275   $11,891    $14,795
   Total Annual Operating Expenses(5)
      Without Waiver                    1.37%
      With Waiver                       1.17%

                                                                   INCEPTION
CLASS B                                         1-YEAR    5-YEAR    (12/1/03)
-------                                        -------   -------   ----------
Cumulative Total Return(2)                      +18.85%   +21.43%    +32.46%
Average Annual Total Return(3)                  +14.85%    +3.62%     +4.73%
Value of $10,000 Investment(4)                 $11,485   $11,943    $13,246
   Total Annual Operating Expenses(5)
      Without Waiver                    2.12%
      With Waiver                       1.92%

CLASS C                                         1-YEAR    5-YEAR    10-YEAR
-------                                        -------   -------   ----------
Cumulative Total Return(2)                      +18.84%   +21.53%    +45.77%
Average Annual Total Return(3)                  +17.84%    +3.98%     +3.84%
Value of $10,000 Investment(4)                 $11,784   $12,153    $14,577
   Total Annual Operating Expenses(5)
      Without Waiver                    2.12%
      With Waiver                       1.92%

                                                                   INCEPTION
CLASS R                                         1-YEAR    5-YEAR    (1/1/02)
-------                                        -------   -------   ----------
Cumulative Total Return(2)                      +19.45%   +24.62%    +50.76%
Average Annual Total Return(3)                  +19.45%    +4.50%     +5.27%
Value of $10,000 Investment(4)                 $11,945   $12,462    $15,076
   Total Annual Operating Expenses(5)
      Without Waiver                    1.62%
      With Waiver                       1.42%

ADVISOR CLASS(6)                                1-YEAR    5-YEAR     10-YEAR
----------------                               -------   -------   ----------
Cumulative Total Return(2)                      +19.97%   +27.39%    +58.59%
Average Annual Total Return(3)                  +19.97%    +4.96%     +4.72%
Value of $10,000 Investment(4)                 $11,997   $12,739    $15,859
   Total Annual Operating Expenses(5)
      Without Waiver                    1.12%
      With Waiver                       0.92%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.25% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                                Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   12/31/09
-------   --------
1-Year     +12.75%
5-Year      +3.52%
10-Year     +3.99%

                            CLASS A (1/1/00-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN TEMPLETON              MSCI     BARCLAYS CAPITAL     P&R 90-DAY
             CONSERVATIVE TARGET   S&P 500    EAFE      U.S. AGGREGATE    U.S. TREASURY
   DATE         FUND - CLASS A      INDEX     INDEX         INDEX           BILL INDEX
----------   -------------------   -------   -------   ----------------   -------------
  1/1/2000         $ 9,421         $10,000   $10,000        $10,000          $10,000
 1/31/2000         $ 9,320         $ 9,498   $ 9,366        $ 9,967          $10,039
 2/28/2000         $10,094         $ 9,318   $ 9,620        $10,088          $10,084
 3/31/2000         $ 9,953         $10,229   $ 9,995        $10,221          $10,135
 4/30/2000         $ 9,583         $ 9,922   $ 9,471        $10,191          $10,186
 5/31/2000         $ 9,379         $ 9,718   $ 9,241        $10,187          $10,241
 6/30/2000         $ 9,649         $ 9,958   $ 9,605        $10,399          $10,285
 7/31/2000         $ 9,625         $ 9,802   $ 9,204        $10,493          $10,333
 8/31/2000         $ 9,998         $10,411   $ 9,286        $10,645          $10,386
 9/30/2000         $ 9,895         $ 9,861   $ 8,836        $10,712          $10,443
10/31/2000         $ 9,758         $ 9,819   $ 8,629        $10,783          $10,496
11/30/2000         $ 9,405         $ 9,045   $ 8,307        $10,959          $10,554
12/31/2000         $ 9,709         $ 9,090   $ 8,604        $11,163          $10,615
 1/31/2001         $ 9,971         $ 9,412   $ 8,600        $11,345          $10,684
 2/28/2001         $ 9,658         $ 8,554   $ 7,956        $11,444          $10,727
 3/31/2001         $ 9,409         $ 8,012   $ 7,429        $11,501          $10,781
 4/30/2001         $ 9,707         $ 8,635   $ 7,950        $11,454          $10,825
 5/31/2001         $ 9,767         $ 8,692   $ 7,676        $11,523          $10,867
 6/30/2001         $ 9,724         $ 8,481   $ 7,365        $11,566          $10,899
 7/31/2001         $ 9,681         $ 8,397   $ 7,232        $11,825          $10,935
 8/31/2001         $ 9,561         $ 7,872   $ 7,050        $11,960          $10,971
 9/30/2001         $ 9,039         $ 7,236   $ 6,337        $12,100          $11,019
10/31/2001         $ 9,290         $ 7,374   $ 6,499        $12,353          $11,048
11/30/2001         $ 9,515         $ 7,940   $ 6,739        $12,183          $11,071
12/31/2001         $ 9,620         $ 8,009   $ 6,780        $12,105          $11,089
 1/31/2002         $ 9,611         $ 7,892   $ 6,420        $12,203          $11,104
 2/28/2002         $ 9,602         $ 7,740   $ 6,465        $12,322          $11,119
 3/31/2002         $ 9,800         $ 8,031   $ 6,818        $12,117          $11,136
 4/30/2002         $ 9,827         $ 7,544   $ 6,868        $12,352          $11,153
 5/31/2002         $ 9,791         $ 7,489   $ 6,961        $12,457          $11,170
 6/30/2002         $ 9,508         $ 6,955   $ 6,686        $12,564          $11,187
 7/31/2002         $ 9,125         $ 6,413   $ 6,027        $12,716          $11,202
 8/31/2002         $ 9,187         $ 6,455   $ 6,014        $12,931          $11,219
 9/30/2002         $ 8,904         $ 5,754   $ 5,370        $13,140          $11,237
10/31/2002         $ 9,074         $ 6,260   $ 5,659        $13,080          $11,254
11/30/2002         $ 9,316         $ 6,629   $ 5,917        $13,077          $11,271
12/31/2002         $ 9,255         $ 6,239   $ 5,718        $13,347          $11,283
 1/31/2003         $ 9,219         $ 6,076   $ 5,480        $13,358          $11,296
 2/28/2003         $ 9,192         $ 5,985   $ 5,355        $13,543          $11,305
 3/31/2003         $ 9,180         $ 6,043   $ 5,253        $13,533          $11,318
 4/30/2003         $ 9,516         $ 6,540   $ 5,774        $13,645          $11,329
 5/31/2003         $ 9,879         $ 6,885   $ 6,130        $13,899          $11,341
 6/30/2003         $ 9,936         $ 6,973   $ 6,281        $13,871          $11,355
 7/31/2003         $ 9,945         $ 7,096   $ 6,434        $13,405          $11,363
 8/31/2003         $10,164         $ 7,234   $ 6,591        $13,494          $11,371
 9/30/2003         $10,233         $ 7,157   $ 6,795        $13,851          $11,381
10/31/2003         $10,480         $ 7,562   $ 7,219        $13,722          $11,390
11/30/2003         $10,645         $ 7,629   $ 7,381        $13,755          $11,399
12/31/2003         $10,861         $ 8,029   $ 7,958        $13,895          $11,408
 1/31/2004         $10,944         $ 8,176   $ 8,071        $14,007          $11,418
 2/29/2004         $11,046         $ 8,290   $ 8,258        $14,158          $11,425
 3/31/2004         $11,061         $ 8,165   $ 8,308        $14,264          $11,435
 4/30/2004         $10,784         $ 8,037   $ 8,127        $13,893          $11,443
 5/31/2004         $10,848         $ 8,147   $ 8,162        $13,838          $11,451
 6/30/2004         $10,978         $ 8,305   $ 8,345        $13,916          $11,456
 7/31/2004         $10,829         $ 8,030   $ 8,075        $14,054          $11,467
 8/31/2004         $10,913         $ 8,063   $ 8,112        $14,322          $11,478
 9/30/2004         $11,091         $ 8,150   $ 8,326        $14,361          $11,491
10/31/2004         $11,250         $ 8,275   $ 8,610        $14,481          $11,504
11/30/2004         $11,539         $ 8,610   $ 9,201        $14,366          $11,516
12/31/2004         $11,728         $ 8,902   $ 9,605        $14,498          $11,538
 1/31/2005         $11,578         $ 8,685   $ 9,429        $14,589          $11,554
 2/28/2005         $11,756         $ 8,868   $ 9,839        $14,503          $11,572
 3/31/2005         $11,597         $ 8,711   $ 9,595        $14,428          $11,599
 4/30/2005         $11,474         $ 8,546   $ 9,381        $14,624          $11,623
 5/31/2005         $11,644         $ 8,818   $ 9,395        $14,782          $11,650
 6/30/2005         $11,749         $ 8,830   $ 9,523        $14,862          $11,676
 7/31/2005         $11,929         $ 9,159   $ 9,816        $14,727          $11,702
 8/31/2005         $11,976         $ 9,075   $10,067        $14,916          $11,734
 9/30/2005         $12,064         $ 9,149   $10,517        $14,762          $11,767
10/31/2005         $11,883         $ 8,996   $10,211        $14,645          $11,795
11/30/2005         $12,131         $ 9,337   $10,463        $14,710          $11,834
12/31/2005         $12,280         $ 9,340   $10,951        $14,850          $11,871
 1/31/2006         $12,655         $ 9,587   $11,624        $14,851          $11,905
 2/28/2006         $12,655         $ 9,613   $11,600        $14,900          $11,943
 3/31/2006         $12,790         $ 9,733   $11,988        $14,754          $11,990
 4/30/2006         $12,925         $ 9,863   $12,570        $14,727          $12,033
 5/31/2006         $12,664         $ 9,580   $12,097        $14,711          $12,080
 6/30/2006         $12,672         $ 9,593   $12,101        $14,743          $12,125
 7/31/2006         $12,672         $ 9,652   $12,222        $14,942          $12,175
 8/31/2006         $12,849         $ 9,881   $12,562        $15,171          $12,228
 9/30/2006         $12,898         $10,136   $12,583        $15,304          $12,282
10/31/2006         $13,174         $10,466   $13,074        $15,405          $12,330
11/30/2006         $13,441         $10,665   $13,468        $15,584          $12,382
12/31/2006         $13,497         $10,815   $13,892        $15,493          $12,436
 1/31/2007         $13,619         $10,978   $13,987        $15,487          $12,486
 2/28/2007         $13,649         $10,764   $14,102        $15,726          $12,535
 3/31/2007         $13,784         $10,884   $14,468        $15,726          $12,592
 4/30/2007         $14,049         $11,366   $15,124        $15,811          $12,646
 5/31/2007         $14,252         $11,763   $15,409        $15,691          $12,703
 6/30/2007         $14,213         $11,567   $15,433        $15,645          $12,751
 7/31/2007         $14,109         $11,209   $15,207        $15,776          $12,799
 8/31/2007         $14,150         $11,377   $14,973        $15,969          $12,872
 9/30/2007         $14,609         $11,802   $15,777        $16,090          $12,919
10/31/2007         $14,934         $11,990   $16,399        $16,235          $12,958
11/30/2007         $14,630         $11,489   $15,864        $16,527          $13,017
12/31/2007         $14,616         $11,409   $15,508        $16,573          $13,047
 1/31/2008         $14,250         $10,725   $14,077        $16,851          $13,114
 2/29/2008         $14,272         $10,376   $14,283        $16,875          $13,136
 3/31/2008         $14,155         $10,332   $14,139        $16,932          $13,167
 4/30/2008         $14,457         $10,835   $14,925        $16,897          $13,181
 5/31/2008         $14,608         $10,975   $15,099        $16,773          $13,187
 6/30/2008         $14,082         $10,050   $13,867        $16,759          $13,207
 7/31/2008         $13,983         $ 9,965   $13,423        $16,746          $13,233
 8/31/2008         $14,005         $10,109   $12,883        $16,905          $13,251
 9/30/2008         $13,356         $ 9,209   $11,024        $16,678          $13,287
10/31/2008         $12,243         $ 7,662   $ 8,800        $16,284          $13,308
11/30/2008         $12,020         $ 7,112   $ 8,329        $16,814          $13,322
12/31/2008         $12,363         $ 7,188   $ 8,830        $17,441          $13,320
 1/31/2009         $12,114         $ 6,582   $ 7,965        $17,288          $13,319
 2/28/2009         $11,661         $ 5,881   $ 7,151        $17,222          $13,321
 3/31/2009         $12,139         $ 6,396   $ 7,607        $17,462          $13,325
 4/30/2009         $12,764         $ 7,009   $ 8,593        $17,545          $13,329
 5/31/2009         $13,197         $ 7,401   $ 9,626        $17,672          $13,330
 6/30/2009         $13,204         $ 7,415   $ 9,574        $17,773          $13,331
 7/31/2009         $13,767         $ 7,976   $10,449        $18,060          $13,333
 8/31/2009         $13,939         $ 8,264   $11,019        $18,247          $13,336
 9/30/2009         $14,389         $ 8,573   $11,443        $18,438          $13,338
10/31/2009         $14,285         $ 8,413   $11,300        $18,529          $13,341
11/30/2009         $14,597         $ 8,918   $11,529        $18,769          $13,342
12/31/2009         $14,795         $ 9,090   $11,697        $18,476          $13,342

AVERAGE ANNUAL TOTAL RETURN

CLASS B                     12/31/09
-------                     --------
1-Year                       +14.85%
5-Year                        +3.62%
Since Inception (12/1/03)     +4.73%

                           CLASS B (12/1/03-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN TEMPLETON              MSCI     BARCLAYS CAPITAL     P&R 90-DAY
             CONSERVATIVE TARGET   S&P 500    EAFE      U.S. AGGREGATE    U.S. TREASURY
   DATE         FUND - CLASS B      INDEX     INDEX         INDEX           BILL INDEX
----------   -------------------   -------   -------   ----------------   -------------
 12/1/2003         $10,000         $10,000   $10,000        $10,000          $10,000
12/31/2003         $10,170         $10,524   $10,782        $10,102          $10,008
 1/31/2004         $10,239         $10,718   $10,935        $10,183          $10,016
 2/29/2004         $10,326         $10,867   $11,189        $10,293          $10,023
 3/31/2004         $10,337         $10,703   $11,257        $10,370          $10,031
 4/30/2004         $10,068         $10,535   $11,012        $10,101          $10,038
 5/31/2004         $10,129         $10,679   $11,059        $10,060          $10,045
 6/30/2004         $10,237         $10,887   $11,306        $10,117          $10,050
 7/31/2004         $10,098         $10,527   $10,941        $10,217          $10,059
 8/31/2004         $10,168         $10,569   $10,991        $10,412          $10,069
 9/30/2004         $10,329         $10,684   $11,280        $10,440          $10,080
10/31/2004         $10,468         $10,847   $11,666        $10,528          $10,092
11/30/2004         $10,738         $11,286   $12,466        $10,444          $10,102
12/31/2004         $10,908         $11,670   $13,013        $10,540          $10,122
 1/31/2005         $10,751         $11,385   $12,775        $10,606          $10,136
 2/28/2005         $10,917         $11,625   $13,330        $10,544          $10,151
 3/31/2005         $10,757         $11,419   $13,001        $10,490          $10,175
 4/30/2005         $10,643         $11,202   $12,710        $10,632          $10,196
 5/31/2005         $10,792         $11,559   $12,729        $10,747          $10,220
 6/30/2005         $10,878         $11,575   $12,903        $10,805          $10,243
 7/31/2005         $11,045         $12,006   $13,299        $10,707          $10,265
 8/31/2005         $11,080         $11,896   $13,639        $10,844          $10,293
 9/30/2005         $11,150         $11,993   $14,250        $10,732          $10,323
10/31/2005         $10,982         $11,793   $13,834        $10,647          $10,347
11/30/2005         $11,194         $12,239   $14,177        $10,695          $10,381
12/31/2005         $11,330         $12,243   $14,837        $10,796          $10,414
 1/31/2006         $11,669         $12,567   $15,749        $10,797          $10,443
 2/28/2006         $11,669         $12,601   $15,717        $10,833          $10,477
 3/31/2006         $11,779         $12,758   $16,243        $10,726          $10,518
 4/30/2006         $11,886         $12,929   $17,030        $10,707          $10,555
 5/31/2006         $11,645         $12,557   $16,389        $10,695          $10,597
 6/30/2006         $11,650         $12,574   $16,395        $10,718          $10,637
 7/31/2006         $11,632         $12,652   $16,560        $10,863          $10,680
 8/31/2006         $11,795         $12,953   $17,019        $11,029          $10,727
 9/30/2006         $11,835         $13,287   $17,049        $11,126          $10,774
10/31/2006         $12,071         $13,720   $17,714        $11,200          $10,816
11/30/2006         $12,316         $13,981   $18,248        $11,330          $10,862
12/31/2006         $12,355         $14,177   $18,822        $11,264          $10,909
 1/31/2007         $12,457         $14,391   $18,951        $11,259          $10,953
 2/28/2007         $12,485         $14,110   $19,106        $11,433          $10,996
 3/31/2007         $12,593         $14,267   $19,603        $11,433          $11,046
 4/30/2007         $12,836         $14,899   $20,491        $11,495          $11,094
 5/31/2007         $13,013         $15,419   $20,878        $11,408          $11,143
 6/30/2007         $12,962         $15,163   $20,910        $11,374          $11,185
 7/31/2007         $12,857         $14,693   $20,604        $11,469          $11,228
 8/31/2007         $12,886         $14,913   $20,287        $11,610          $11,292
 9/30/2007         $13,299         $15,471   $21,376        $11,698          $11,333
10/31/2007         $13,587         $15,717   $22,219        $11,803          $11,367
11/30/2007         $13,299         $15,060   $21,494        $12,015          $11,419
12/31/2007         $13,272         $14,955   $21,011        $12,049          $11,445
 1/31/2008         $12,948         $14,058   $19,072        $12,251          $11,504
 2/29/2008         $12,948         $13,602   $19,352        $12,268          $11,524
 3/31/2008         $12,836         $13,543   $19,157        $12,310          $11,550
 4/30/2008         $13,111         $14,203   $20,222        $12,284          $11,562
 5/31/2008         $13,229         $14,387   $20,457        $12,194          $11,568
 6/30/2008         $12,748         $13,174   $18,788        $12,184          $11,586
 7/31/2008         $12,647         $13,063   $18,187        $12,174          $11,609
 8/31/2008         $12,667         $13,252   $17,454        $12,290          $11,624
 9/30/2008         $12,066         $12,071   $14,937        $12,125          $11,656
10/31/2008         $11,058         $10,044   $11,923        $11,839          $11,674
11/30/2008         $10,846         $ 9,323   $11,285        $12,224          $11,687
12/31/2008         $11,145         $ 9,422   $11,964        $12,680          $11,685
 1/31/2009         $10,919         $ 8,628   $10,792        $12,568          $11,684
 2/28/2009         $10,510         $ 7,709   $ 9,688        $12,521          $11,685
 3/31/2009         $10,931         $ 8,385   $10,307        $12,695          $11,689
 4/30/2009         $11,486         $ 9,187   $11,643        $12,756          $11,692
 5/31/2009         $11,866         $ 9,701   $13,042        $12,848          $11,694
 6/30/2009         $11,871         $ 9,720   $12,971        $12,921          $11,694
 7/31/2009         $12,368         $10,456   $14,157        $13,130          $11,696
 8/31/2009         $12,513         $10,833   $14,929        $13,266          $11,699
 9/30/2009         $12,908         $11,237   $15,504        $13,405          $11,700
10/31/2009         $12,814         $11,029   $15,311        $13,471          $11,703
11/30/2009         $13,074         $11,690   $15,621        $13,645          $11,704
12/31/2009         $13,246         $11,916   $15,848        $13,432          $11,704


                               10 | Annual Report

                            AVERAGE ANNUAL TOTAL RETURN

CLASS C   12/31/09
-------   --------
1-Year     +17.84%
5-Year      +3.98%
10-Year     +3.84%

                           CLASS C (1/1/00-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN TEMPLETON              MSCI     BARCLAYS CAPITAL     P&R 90-DAY
             CONSERVATIVE TARGET   S&P 500    EAFE      U.S. AGGREGATE    U.S. TREASURY
   DATE         FUND - CLASS C      INDEX     INDEX         INDEX           BILL INDEX
----------   -------------------   -------   -------   ----------------   -------------
  1/1/2000         $10,000         $10,000   $10,000        $10,000          $10,000
 1/31/2000         $ 9,883         $ 9,498   $ 9,366        $ 9,967          $10,039
 2/28/2000         $10,702         $ 9,318   $ 9,620        $10,088          $10,084
 3/31/2000         $10,541         $10,229   $ 9,995        $10,221          $10,135
 4/30/2000         $10,147         $ 9,922   $ 9,471        $10,191          $10,186
 5/31/2000         $ 9,928         $ 9,718   $ 9,241        $10,187          $10,241
 6/30/2000         $10,198         $ 9,958   $ 9,605        $10,399          $10,285
 7/31/2000         $10,172         $ 9,802   $ 9,204        $10,493          $10,333
 8/31/2000         $10,553         $10,411   $ 9,286        $10,645          $10,386
 9/30/2000         $10,441         $ 9,861   $ 8,836        $10,712          $10,443
10/31/2000         $10,296         $ 9,819   $ 8,629        $10,783          $10,496
11/30/2000         $ 9,912         $ 9,045   $ 8,307        $10,959          $10,554
12/31/2000         $10,226         $ 9,090   $ 8,604        $11,163          $10,615
 1/31/2001         $10,496         $ 9,412   $ 8,600        $11,345          $10,684
 2/28/2001         $10,164         $ 8,554   $ 7,956        $11,444          $10,727
 3/31/2001         $ 9,895         $ 8,012   $ 7,429        $11,501          $10,781
 4/30/2001         $10,202         $ 8,635   $ 7,950        $11,454          $10,825
 5/31/2001         $10,256         $ 8,692   $ 7,676        $11,523          $10,867
 6/30/2001         $10,201         $ 8,481   $ 7,365        $11,566          $10,899
 7/31/2001         $10,156         $ 8,397   $ 7,232        $11,825          $10,935
 8/31/2001         $10,020         $ 7,872   $ 7,050        $11,960          $10,971
 9/30/2001         $ 9,468         $ 7,236   $ 6,337        $12,100          $11,019
10/31/2001         $ 9,724         $ 7,374   $ 6,499        $12,353          $11,048
11/30/2001         $ 9,953         $ 7,940   $ 6,739        $12,183          $11,071
12/31/2001         $10,065         $ 8,009   $ 6,780        $12,105          $11,089
 1/31/2002         $10,037         $ 7,892   $ 6,420        $12,203          $11,104
 2/28/2002         $10,019         $ 7,740   $ 6,465        $12,322          $11,119
 3/31/2002         $10,225         $ 8,031   $ 6,818        $12,117          $11,136
 4/30/2002         $10,244         $ 7,544   $ 6,868        $12,352          $11,153
 5/31/2002         $10,197         $ 7,489   $ 6,961        $12,457          $11,170
 6/30/2002         $ 9,901         $ 6,955   $ 6,686        $12,564          $11,187
 7/31/2002         $ 9,498         $ 6,413   $ 6,027        $12,716          $11,202
 8/31/2002         $ 9,563         $ 6,455   $ 6,014        $12,931          $11,219
 9/30/2002         $ 9,260         $ 5,754   $ 5,370        $13,140          $11,237
10/31/2002         $ 9,429         $ 6,260   $ 5,659        $13,080          $11,254
11/30/2002         $ 9,674         $ 6,629   $ 5,917        $13,077          $11,271
12/31/2002         $ 9,608         $ 6,239   $ 5,718        $13,347          $11,283
 1/31/2003         $ 9,560         $ 6,076   $ 5,480        $13,358          $11,296
 2/28/2003         $ 9,532         $ 5,985   $ 5,355        $13,543          $11,305
 3/31/2003         $ 9,513         $ 6,043   $ 5,253        $13,533          $11,318
 4/30/2003         $ 9,845         $ 6,540   $ 5,774        $13,645          $11,329
 5/31/2003         $10,225         $ 6,885   $ 6,130        $13,899          $11,341
 6/30/2003         $10,277         $ 6,973   $ 6,281        $13,871          $11,355
 7/31/2003         $10,277         $ 7,096   $ 6,434        $13,405          $11,363
 8/31/2003         $10,496         $ 7,234   $ 6,591        $13,494          $11,371
 9/30/2003         $10,560         $ 7,157   $ 6,795        $13,851          $11,381
10/31/2003         $10,808         $ 7,562   $ 7,219        $13,722          $11,390
11/30/2003         $10,970         $ 7,629   $ 7,381        $13,755          $11,399
12/31/2003         $11,189         $ 8,029   $ 7,958        $13,895          $11,408
 1/31/2004         $11,265         $ 8,176   $ 8,071        $14,007          $11,418
 2/29/2004         $11,362         $ 8,290   $ 8,258        $14,158          $11,425
 3/31/2004         $11,375         $ 8,165   $ 8,308        $14,264          $11,435
 4/30/2004         $11,077         $ 8,037   $ 8,127        $13,893          $11,443
 5/31/2004         $11,144         $ 8,147   $ 8,162        $13,838          $11,451
 6/30/2004         $11,257         $ 8,305   $ 8,345        $13,916          $11,456
 7/31/2004         $11,103         $ 8,030   $ 8,075        $14,054          $11,467
 8/31/2004         $11,180         $ 8,063   $ 8,112        $14,322          $11,478
 9/30/2004         $11,364         $ 8,150   $ 8,326        $14,361          $11,491
10/31/2004         $11,518         $ 8,275   $ 8,610        $14,481          $11,504
11/30/2004         $11,808         $ 8,610   $ 9,201        $14,366          $11,516
12/31/2004         $11,994         $ 8,902   $ 9,605        $14,498          $11,538
 1/31/2005         $11,819         $ 8,685   $ 9,429        $14,589          $11,554
 2/28/2005         $12,004         $ 8,868   $ 9,839        $14,503          $11,572
 3/31/2005         $11,835         $ 8,711   $ 9,595        $14,428          $11,599
 4/30/2005         $11,708         $ 8,546   $ 9,381        $14,624          $11,623
 5/31/2005         $11,864         $ 8,818   $ 9,395        $14,782          $11,650
 6/30/2005         $11,969         $ 8,830   $ 9,523        $14,862          $11,676
 7/31/2005         $12,144         $ 9,159   $ 9,816        $14,727          $11,702
 8/31/2005         $12,183         $ 9,075   $10,067        $14,916          $11,734
 9/30/2005         $12,262         $ 9,149   $10,517        $14,762          $11,767
10/31/2005         $12,076         $ 8,996   $10,211        $14,645          $11,795
11/30/2005         $12,311         $ 9,337   $10,463        $14,710          $11,834
12/31/2005         $12,453         $ 9,340   $10,951        $14,850          $11,871
 1/31/2006         $12,838         $ 9,587   $11,624        $14,851          $11,905
 2/28/2006         $12,829         $ 9,613   $11,600        $14,900          $11,943
 3/31/2006         $12,961         $ 9,733   $11,988        $14,754          $11,990
 4/30/2006         $13,080         $ 9,863   $12,570        $14,727          $12,033
 5/31/2006         $12,803         $ 9,580   $12,097        $14,711          $12,080
 6/30/2006         $12,817         $ 9,593   $12,101        $14,743          $12,125
 7/31/2006         $12,797         $ 9,652   $12,222        $14,942          $12,175
 8/31/2006         $12,968         $ 9,881   $12,562        $15,171          $12,228
 9/30/2006         $13,014         $10,136   $12,583        $15,304          $12,282
10/31/2006         $13,286         $10,466   $13,074        $15,405          $12,330
11/30/2006         $13,548         $10,665   $13,468        $15,584          $12,382
12/31/2006         $13,593         $10,815   $13,892        $15,493          $12,436
 1/31/2007         $13,707         $10,978   $13,987        $15,487          $12,486
 2/28/2007         $13,727         $10,764   $14,102        $15,726          $12,535
 3/31/2007         $13,859         $10,884   $14,468        $15,726          $12,592
 4/30/2007         $14,118         $11,366   $15,124        $15,811          $12,646
 5/31/2007         $14,314         $11,763   $15,409        $15,691          $12,703
 6/30/2007         $14,259         $11,567   $15,433        $15,645          $12,751
 7/31/2007         $14,143         $11,209   $15,207        $15,776          $12,799
 8/31/2007         $14,185         $11,377   $14,973        $15,969          $12,872
 9/30/2007         $14,625         $11,802   $15,777        $16,090          $12,919
10/31/2007         $14,955         $11,990   $16,399        $16,235          $12,958
11/30/2007         $14,636         $11,489   $15,864        $16,527          $13,017
12/31/2007         $14,609         $11,409   $15,508        $16,573          $13,047
 1/31/2008         $14,239         $10,725   $14,077        $16,851          $13,114
 2/29/2008         $14,239         $10,376   $14,283        $16,875          $13,136
 3/31/2008         $14,117         $10,332   $14,139        $16,932          $13,167
 4/30/2008         $14,422         $10,835   $14,925        $16,897          $13,181
 5/31/2008         $14,553         $10,975   $15,099        $16,773          $13,187
 6/30/2008         $14,023         $10,050   $13,867        $16,759          $13,207
 7/31/2008         $13,912         $ 9,965   $13,423        $16,746          $13,233
 8/31/2008         $13,934         $10,109   $12,883        $16,905          $13,251
 9/30/2008         $13,277         $ 9,209   $11,024        $16,678          $13,287
10/31/2008         $12,155         $ 7,662   $ 8,800        $16,284          $13,308
11/30/2008         $11,931         $ 7,112   $ 8,329        $16,814          $13,322
12/31/2008         $12,266         $ 7,188   $ 8,830        $17,441          $13,320
 1/31/2009         $12,015         $ 6,582   $ 7,965        $17,288          $13,319
 2/28/2009         $11,560         $ 5,881   $ 7,151        $17,222          $13,321
 3/31/2009         $12,031         $ 6,396   $ 7,607        $17,462          $13,325
 4/30/2009         $12,636         $ 7,009   $ 8,593        $17,545          $13,329
 5/31/2009         $13,059         $ 7,401   $ 9,626        $17,672          $13,330
 6/30/2009         $13,055         $ 7,415   $ 9,574        $17,773          $13,331
 7/31/2009         $13,608         $ 7,976   $10,449        $18,060          $13,333
 8/31/2009         $13,758         $ 8,264   $11,019        $18,247          $13,336
 9/30/2009         $14,198         $ 8,573   $11,443        $18,438          $13,338
10/31/2009         $14,094         $ 8,413   $11,300        $18,529          $13,341
11/30/2009         $14,383         $ 8,918   $11,529        $18,769          $13,342
12/31/2009         $14,577         $ 9,090   $11,697        $18,476          $13,342

AVERAGE ANNUAL TOTAL RETURN

CLASS R                   12/31/09
-------                   --------
1-Year                     +19.45%
5-Year                      +4.50%
Since Inception (1/1/02)    +5.27%

                            CLASS R (1/1/02-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN TEMPLETON              MSCI     BARCLAYS CAPITAL     P&R 90-DAY
             CONSERVATIVE TARGET   S&P 500    EAFE      U.S. AGGREGATE    U.S. TREASURY
   DATE         FUND - CLASS R      INDEX     INDEX         INDEX           BILL INDEX
----------   -------------------   -------   -------   ----------------   -------------
  1/1/2002         $10,000         $10,000   $10,000        $10,000         $10,000
 1/31/2002         $ 9,982         $ 9,854   $ 9,469        $10,081         $10,014
 2/28/2002         $ 9,972         $ 9,664   $ 9,536        $10,179         $10,027
 3/31/2002         $10,178         $10,027   $10,057        $10,009         $10,042
 4/30/2002         $10,196         $ 9,420   $10,130        $10,204         $10,057
 5/31/2002         $10,159         $ 9,350   $10,267        $10,290         $10,073
 6/30/2002         $ 9,869         $ 8,684   $ 9,862        $10,379         $10,088
 7/31/2002         $ 9,461         $ 8,007   $ 8,889        $10,505         $10,102
 8/31/2002         $ 9,526         $ 8,060   $ 8,871        $10,682         $10,117
 9/30/2002         $ 9,232         $ 7,184   $ 7,921        $10,855         $10,133
10/31/2002         $ 9,409         $ 7,816   $ 8,347        $10,806         $10,149
11/30/2002         $ 9,650         $ 8,276   $ 8,727        $10,803         $10,165
12/31/2002         $ 9,591         $ 7,790   $ 8,434        $11,026         $10,175
 1/31/2003         $ 9,554         $ 7,586   $ 8,083        $11,035         $10,186
 2/28/2003         $ 9,516         $ 7,472   $ 7,898        $11,188         $10,195
 3/31/2003         $ 9,510         $ 7,545   $ 7,749        $11,179         $10,207
 4/30/2003         $ 9,850         $ 8,166   $ 8,517        $11,272         $10,217
 5/31/2003         $10,228         $ 8,596   $ 9,041        $11,482         $10,227
 6/30/2003         $10,284         $ 8,706   $ 9,265        $11,459         $10,240
 7/31/2003         $10,293         $ 8,859   $ 9,491        $11,074         $10,247
 8/31/2003         $10,511         $ 9,032   $ 9,721        $11,147         $10,255
 9/30/2003         $10,584         $ 8,936   $10,023        $11,442         $10,263
10/31/2003         $10,831         $ 9,442   $10,648        $11,336         $10,272
11/30/2003         $11,002         $ 9,525   $10,887        $11,363         $10,280
12/31/2003         $11,228         $10,024   $11,738        $11,478         $10,288
 1/31/2004         $11,314         $10,208   $11,904        $11,571         $10,297
 2/29/2004         $11,410         $10,350   $12,181        $11,696         $10,303
 3/31/2004         $11,431         $10,194   $12,255        $11,784         $10,312
 4/30/2004         $11,134         $10,034   $11,988        $11,477         $10,319
 5/31/2004         $11,210         $10,172   $12,040        $11,431         $10,326
 6/30/2004         $11,328         $10,370   $12,308        $11,496         $10,331
 7/31/2004         $11,174         $10,026   $11,911        $11,610         $10,341
 8/31/2004         $11,260         $10,067   $11,966        $11,831         $10,351
 9/30/2004         $11,449         $10,176   $12,280        $11,863         $10,363
10/31/2004         $11,604         $10,332   $12,700        $11,963         $10,375
11/30/2004         $11,902         $10,750   $13,571        $11,867         $10,385
12/31/2004         $12,098         $11,115   $14,167        $11,976         $10,405
 1/31/2005         $11,932         $10,844   $13,908        $12,052         $10,420
 2/28/2005         $12,117         $11,073   $14,512        $11,981         $10,436
 3/31/2005         $11,948         $10,877   $14,153        $11,919         $10,460
 4/30/2005         $11,821         $10,670   $13,837        $12,080         $10,482
 5/31/2005         $11,996         $11,010   $13,858        $12,211         $10,506
 6/30/2005         $12,097         $11,025   $14,047        $12,278         $10,530
 7/31/2005         $12,283         $11,435   $14,479        $12,166         $10,553
 8/31/2005         $12,332         $11,331   $14,849        $12,322         $10,582
 9/30/2005         $12,415         $11,423   $15,513        $12,195         $10,612
10/31/2005         $12,228         $11,232   $15,061        $12,098         $10,636
11/30/2005         $12,474         $11,657   $15,433        $12,152         $10,672
12/31/2005         $12,627         $11,661   $16,153        $12,267         $10,705
 1/31/2006         $13,013         $11,970   $17,145        $12,268         $10,736
 2/28/2006         $13,013         $12,003   $17,110        $12,309         $10,770
 3/31/2006         $13,155         $12,152   $17,683        $12,188         $10,812
 4/30/2006         $13,284         $12,315   $18,540        $12,166         $10,851
 5/31/2006         $13,005         $11,961   $17,843        $12,153         $10,893
 6/30/2006         $13,025         $11,977   $17,849        $12,179         $10,934
 7/31/2006         $13,015         $12,051   $18,028        $12,343         $10,979
 8/31/2006         $13,197         $12,338   $18,528        $12,532         $11,028
 9/30/2006         $13,239         $12,655   $18,561        $12,642         $11,076
10/31/2006         $13,524         $13,068   $19,284        $12,726         $11,119
11/30/2006         $13,798         $13,316   $19,866        $12,874         $11,166
12/31/2006         $13,855         $13,503   $20,491        $12,799         $11,215
 1/31/2007         $13,969         $13,707   $20,631        $12,794         $11,260
 2/28/2007         $14,000         $13,439   $20,800        $12,991         $11,304
 3/31/2007         $14,134         $13,590   $21,340        $12,991         $11,355
 4/30/2007         $14,406         $14,192   $22,308        $13,061         $11,404
 5/31/2007         $14,615         $14,687   $22,729        $12,962         $11,455
 6/30/2007         $14,565         $14,443   $22,764        $12,924         $11,499
 7/31/2007         $14,458         $13,995   $22,431        $13,032         $11,542
 8/31/2007         $14,501         $14,205   $22,086        $13,192         $11,608
 9/30/2007         $14,953         $14,736   $23,272        $13,292         $11,650
10/31/2007         $15,297         $14,970   $24,189        $13,411         $11,686
11/30/2007         $14,974         $14,345   $23,399        $13,652         $11,738
12/31/2007         $14,951         $14,245   $22,874        $13,691         $11,766
 1/31/2008         $14,587         $13,391   $20,763        $13,921         $11,826
 2/29/2008         $14,598         $12,956   $21,067        $13,940         $11,846
 3/31/2008         $14,472         $12,900   $20,856        $13,987         $11,874
 4/30/2008         $14,794         $13,528   $22,015        $13,958         $11,886
 5/31/2008         $14,938         $13,703   $22,271        $13,856         $11,892
 6/30/2008         $14,399         $12,548   $20,454        $13,845         $11,910
 7/31/2008         $14,285         $12,442   $19,799        $13,833         $11,934
 8/31/2008         $14,308         $12,622   $19,002        $13,965         $11,950
 9/30/2008         $13,646         $11,498   $16,261        $13,777         $11,983
10/31/2008         $12,506         $ 9,567   $12,981        $13,452         $12,001
11/30/2008         $12,278         $ 8,880   $12,285        $13,890         $12,014
12/31/2008         $12,621         $ 8,975   $13,025        $14,408         $12,012
 1/31/2009         $12,366         $ 8,218   $11,749        $14,281         $12,011
 2/28/2009         $11,902         $ 7,343   $10,547        $14,227         $12,013
 3/31/2009         $12,385         $ 7,986   $11,221        $14,425         $12,016
 4/30/2009         $13,024         $ 8,751   $12,675        $14,494         $12,020
 5/31/2009         $13,467         $ 9,240   $14,198        $14,599         $12,021
 6/30/2009         $13,467         $ 9,259   $14,121        $14,682         $12,022
 7/31/2009         $14,042         $ 9,959   $15,413        $14,919         $12,024
 8/31/2009         $14,207         $10,318   $16,253        $15,073         $12,026
 9/30/2009         $14,660         $10,703   $16,878        $15,232         $12,028
10/31/2009         $14,565         $10,505   $16,668        $15,307         $12,031
11/30/2009         $14,861         $11,135   $17,006        $15,505         $12,031
12/31/2009         $15,076         $11,350   $17,253        $15,263         $12,032


                               Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(6)            12/31/09
----------------            --------
1-Year                       +19.97%
5-Year                        +4.96%
10-Year                       +4.72%

                       ADVISOR CLASS (1/1/00-12/31/09)(6)

                               (PERFORMANCE GRAPH)

              FRANKLIN TEMPLETON
             CONSERVATIVE TARGET               MSCI    BARCLAYS CAPITAL     P&R 90-DAY
                FUND - ADVISOR     S&P 500     EAFE     U.S. AGGREGATE    U.S. TREASURY
   DATE             CLASS           INDEX     INDEX          INDEX          BILL INDEX
----------   -------------------   -------   -------   ----------------   -------------
  1/1/2000         $10,000         $10,000   $10,000        $10,000          $10,000
 1/31/2000         $ 9,892         $ 9,498   $ 9,366        $ 9,967          $10,039
 2/28/2000         $10,714         $ 9,318   $ 9,620        $10,088          $10,084
 3/31/2000         $10,564         $10,229   $ 9,995        $10,221          $10,135
 4/30/2000         $10,172         $ 9,922   $ 9,471        $10,191          $10,186
 5/31/2000         $ 9,955         $ 9,718   $ 9,241        $10,187          $10,241
 6/30/2000         $10,241         $ 9,958   $ 9,605        $10,399          $10,285
 7/31/2000         $10,216         $ 9,802   $ 9,204        $10,493          $10,333
 8/31/2000         $10,612         $10,411   $ 9,286        $10,645          $10,386
 9/30/2000         $10,502         $ 9,861   $ 8,836        $10,712          $10,443
10/31/2000         $10,357         $ 9,819   $ 8,629        $10,783          $10,496
11/30/2000         $ 9,983         $ 9,045   $ 8,307        $10,959          $10,554
12/31/2000         $10,305         $ 9,090   $ 8,604        $11,163          $10,615
 1/31/2001         $10,584         $ 9,412   $ 8,600        $11,345          $10,684
 2/28/2001         $10,251         $ 8,554   $ 7,956        $11,444          $10,727
 3/31/2001         $ 9,987         $ 8,012   $ 7,429        $11,501          $10,781
 4/30/2001         $10,303         $ 8,635   $ 7,950        $11,454          $10,825
 5/31/2001         $10,366         $ 8,692   $ 7,676        $11,523          $10,867
 6/30/2001         $10,321         $ 8,481   $ 7,365        $11,566          $10,899
 7/31/2001         $10,275         $ 8,397   $ 7,232        $11,825          $10,935
 8/31/2001         $10,148         $ 7,872   $ 7,050        $11,960          $10,971
 9/30/2001         $ 9,594         $ 7,236   $ 6,337        $12,100          $11,019
10/31/2001         $ 9,860         $ 7,374   $ 6,499        $12,353          $11,048
11/30/2001         $10,099         $ 7,940   $ 6,739        $12,183          $11,071
12/31/2001         $10,211         $ 8,009   $ 6,780        $12,105          $11,089
 1/31/2002         $10,201         $ 7,892   $ 6,420        $12,203          $11,104
 2/28/2002         $10,192         $ 7,740   $ 6,465        $12,322          $11,119
 3/31/2002         $10,402         $ 8,031   $ 6,818        $12,117          $11,136
 4/30/2002         $10,430         $ 7,544   $ 6,868        $12,352          $11,153
 5/31/2002         $10,392         $ 7,489   $ 6,961        $12,457          $11,170
 6/30/2002         $10,092         $ 6,955   $ 6,686        $12,564          $11,187
 7/31/2002         $ 9,685         $ 6,413   $ 6,027        $12,716          $11,202
 8/31/2002         $ 9,751         $ 6,455   $ 6,014        $12,931          $11,219
 9/30/2002         $ 9,450         $ 5,754   $ 5,370        $13,140          $11,237
10/31/2002         $ 9,631         $ 6,260   $ 5,659        $13,080          $11,254
11/30/2002         $ 9,888         $ 6,629   $ 5,917        $13,077          $11,271
12/31/2002         $ 9,824         $ 6,239   $ 5,718        $13,347          $11,283
 1/31/2003         $ 9,785         $ 6,076   $ 5,480        $13,358          $11,296
 2/28/2003         $ 9,756         $ 5,985   $ 5,355        $13,543          $11,305
 3/31/2003         $ 9,743         $ 6,043   $ 5,253        $13,533          $11,318
 4/30/2003         $10,100         $ 6,540   $ 5,774        $13,645          $11,329
 5/31/2003         $10,486         $ 6,885   $ 6,130        $13,899          $11,341
 6/30/2003         $10,546         $ 6,973   $ 6,281        $13,871          $11,355
 7/31/2003         $10,556         $ 7,096   $ 6,434        $13,405          $11,363
 8/31/2003         $10,788         $ 7,234   $ 6,591        $13,494          $11,371
 9/30/2003         $10,861         $ 7,157   $ 6,795        $13,851          $11,381
10/31/2003         $11,123         $ 7,562   $ 7,219        $13,722          $11,390
11/30/2003         $11,298         $ 7,629   $ 7,381        $13,755          $11,399
12/31/2003         $11,528         $ 8,029   $ 7,958        $13,895          $11,408
 1/31/2004         $11,616         $ 8,176   $ 8,071        $14,007          $11,418
 2/29/2004         $11,724         $ 8,290   $ 8,258        $14,158          $11,425
 3/31/2004         $11,741         $ 8,165   $ 8,308        $14,264          $11,435
 4/30/2004         $11,446         $ 8,037   $ 8,127        $13,893          $11,443
 5/31/2004         $11,515         $ 8,147   $ 8,162        $13,838          $11,451
 6/30/2004         $11,652         $ 8,305   $ 8,345        $13,916          $11,456
 7/31/2004         $11,494         $ 8,030   $ 8,075        $14,054          $11,467
 8/31/2004         $11,583         $ 8,063   $ 8,112        $14,322          $11,478
 9/30/2004         $11,773         $ 8,150   $ 8,326        $14,361          $11,491
10/31/2004         $11,941         $ 8,275   $ 8,610        $14,481          $11,504
11/30/2004         $12,248         $ 8,610   $ 9,201        $14,366          $11,516
12/31/2004         $12,448         $ 8,902   $ 9,605        $14,498          $11,538
 1/31/2005         $12,289         $ 8,685   $ 9,429        $14,589          $11,554
 2/28/2005         $12,478         $ 8,868   $ 9,839        $14,503          $11,572
 3/31/2005         $12,309         $ 8,711   $ 9,595        $14,428          $11,599
 4/30/2005         $12,179         $ 8,546   $ 9,381        $14,624          $11,623
 5/31/2005         $12,359         $ 8,818   $ 9,395        $14,782          $11,650
 6/30/2005         $12,470         $ 8,830   $ 9,523        $14,862          $11,676
 7/31/2005         $12,661         $ 9,159   $ 9,816        $14,727          $11,702
 8/31/2005         $12,712         $ 9,075   $10,067        $14,916          $11,734
 9/30/2005         $12,805         $ 9,149   $10,517        $14,762          $11,767
10/31/2005         $12,613         $ 8,996   $10,211        $14,645          $11,795
11/30/2005         $12,876         $ 9,337   $10,463        $14,710          $11,834
12/31/2005         $13,024         $ 9,340   $10,951        $14,850          $11,871
 1/31/2006         $13,433         $ 9,587   $11,624        $14,851          $11,905
 2/28/2006         $13,433         $ 9,613   $11,600        $14,900          $11,943
 3/31/2006         $13,581         $ 9,733   $11,988        $14,754          $11,990
 4/30/2006         $13,725         $ 9,863   $12,570        $14,727          $12,033
 5/31/2006         $13,448         $ 9,580   $12,097        $14,711          $12,080
 6/30/2006         $13,465         $ 9,593   $12,101        $14,743          $12,125
 7/31/2006         $13,465         $ 9,652   $12,222        $14,942          $12,175
 8/31/2006         $13,653         $ 9,881   $12,562        $15,171          $12,228
 9/30/2006         $13,713         $10,136   $12,583        $15,304          $12,282
10/31/2006         $14,008         $10,466   $13,074        $15,405          $12,330
11/30/2006         $14,291         $10,665   $13,468        $15,584          $12,382
12/31/2006         $14,363         $10,815   $13,892        $15,493          $12,436
 1/31/2007         $14,492         $10,978   $13,987        $15,487          $12,486
 2/28/2007         $14,525         $10,764   $14,102        $15,726          $12,535
 3/31/2007         $14,674         $10,884   $14,468        $15,726          $12,592
 4/30/2007         $14,956         $11,366   $15,124        $15,811          $12,646
 5/31/2007         $15,184         $11,763   $15,409        $15,691          $12,703
 6/30/2007         $15,140         $11,567   $15,433        $15,645          $12,751
 7/31/2007         $15,029         $11,209   $15,207        $15,776          $12,799
 8/31/2007         $15,074         $11,377   $14,973        $15,969          $12,872
 9/30/2007         $15,561         $11,802   $15,777        $16,090          $12,919
10/31/2007         $15,919         $11,990   $16,399        $16,235          $12,958
11/30/2007         $15,595         $11,489   $15,864        $16,527          $13,017
12/31/2007         $15,580         $11,409   $15,508        $16,573          $13,047
 1/31/2008         $15,201         $10,725   $14,077        $16,851          $13,114
 2/29/2008         $15,224         $10,376   $14,283        $16,875          $13,136
 3/31/2008         $15,105         $10,332   $14,139        $16,932          $13,167
 4/30/2008         $15,440         $10,835   $14,925        $16,897          $13,181
 5/31/2008         $15,590         $10,975   $15,099        $16,773          $13,187
 6/30/2008         $15,040         $10,050   $13,867        $16,759          $13,207
 7/31/2008         $14,934         $ 9,965   $13,423        $16,746          $13,233
 8/31/2008         $14,957         $10,109   $12,883        $16,905          $13,251
 9/30/2008         $14,273         $ 9,209   $11,024        $16,678          $13,287
10/31/2008         $13,082         $ 7,662   $ 8,800        $16,284          $13,308
11/30/2008         $12,844         $ 7,112   $ 8,329        $16,814          $13,322
12/31/2008         $13,219         $ 7,188   $ 8,830        $17,441          $13,320
 1/31/2009         $12,953         $ 6,582   $ 7,965        $17,288          $13,319
 2/28/2009         $12,480         $ 5,881   $ 7,151        $17,222          $13,321
 3/31/2009         $12,987         $ 6,396   $ 7,607        $17,462          $13,325
 4/30/2009         $13,669         $ 7,009   $ 8,593        $17,545          $13,329
 5/31/2009         $14,132         $ 7,401   $ 9,626        $17,672          $13,330
 6/30/2009         $14,135         $ 7,415   $ 9,574        $17,773          $13,331
 7/31/2009         $14,751         $ 7,976   $10,449        $18,060          $13,333
 8/31/2009         $14,923         $ 8,264   $11,019        $18,247          $13,336
 9/30/2009         $15,414         $ 8,573   $11,443        $18,438          $13,338
10/31/2009         $15,315         $ 8,413   $11,300        $18,529          $13,341
11/30/2009         $15,637         $ 8,918   $11,529        $18,769          $13,342
12/31/2009         $15,859         $ 9,090   $11,697        $18,476          $13,342

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN A FUND ADJUST TO A RISE IN INTEREST RATES, THAT FUND'S SHARE PRICE MAY DECLINE. BECAUSE THIS FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +22.59% and +5.12%.

(7.) Source: (C) 2009 Morningstar. See page 6 for descriptions of the S&P 500, the MSCI EAFE Index, the BC U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


                               12 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.


                                 BEGINNING    ENDING
                                  ACCOUNT     ACCOUNT     EXPENSES PAID     EXPENSES PAID
                                   VALUE       VALUE      DURING PERIOD*   DURING PERIOD**
                                  7/1/09      12/31/09   7/1/09-12/31/09   7/1/09-12/31/09
                                 ---------   ---------   ---------------   ---------------
CLASS A
Actual                             $1,000    $1,120.50        $2.67             $ 6.47
Hypothetical
   (5% return before expenses)     $1,000    $1,022.68        $2.55             $ 6.16
CLASS B
Actual                             $1,000    $1,115.80        $6.61             $10.40
Hypothetical
   (5% return before expenses)     $1,000    $1,018.95        $6.31             $ 9.91
CLASS C
Actual                             $1,000    $1,116.50        $6.67             $10.46
Hypothetical
   (5% return before expenses)     $1,000    $1,018.90        $6.36             $ 9.96
CLASS R
Actual                             $1,000    $1,119.50        $4.01             $ 7.80
Hypothetical
   (5% return before expenses)     $1,000    $1,021.42        $3.82             $ 7.43
ADVISOR CLASS
Actual                             $1,000    $1,121.90        $1.34             $ 5.13
Hypothetical
   (5% return before expenses)     $1,000    $1,023.95        $1.28             $ 4.89

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.50%; B: 1.24%; C: 1.25%; R: 0.75%; and
     Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.21%; B: 1.95%; C: 1.96%; R: 1.46%; and
     Advisor: 0.96%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

                               14 | Annual Report

Franklin Templeton
Moderate Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return consistent with a moderate level of risk.(1)

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

ASSET ALLOCATION*
Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 12/31/09

                                  (PIE CHART)

Domestic Equity .............................   40.7%
Domestic Fixed Income .......................   19.7%
Foreign Equity ..............................   17.7%
Foreign Fixed Income ........................   12.2%
Short-Term Investments & Other Net Assets ...    9.7%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This annual report for Franklin Templeton Moderate Target Fund covers the fiscal year ended December 31, 2009.

PERFORMANCE OVERVIEW

Franklin Templeton Moderate Target Fund - Class A delivered a +24.68% cumulative total return for the 12 months under review. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +26.46%,

(1.) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 46.


                               Annual Report | 15

TOP 10 FUND HOLDINGS
Franklin Templeton Moderate Target Fund 12/31/09

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
Franklin Flex Cap Growth Fund
   - Advisor Class                          14.4%
Franklin U.S. Government Securities
   Fund - Advisor Class                     11.1%
Templeton Global Bond Fund
   - Advisor Class                          10.9%
Mutual Shares Fund - Class Z                 9.9%
Franklin Total Return Fund
   - Advisor Class                           8.6%
Franklin Growth Opportunities Fund
   - Advisor Class                           6.5%
Mutual European Fund - Class Z               6.3%
Templeton Foreign Fund - Advisor Class       5.6%
Franklin Gold and Precious Metals Fund
   - Advisor Class                           2.9%
Templeton China World Fund
   - Advisor Class                           2.9%

+32.46%, +5.93% and +0.17%, respectively, during the same time.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 18.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio and will vary the underlying funds' allocation percentages based upon each Target Fund's risk/return level. Maintaining similarity of the underlying Franklin Templeton fund investments across the Conservative, Moderate and Growth Target Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund's assets among the broad asset classes, and when selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund's risk profile.

MANAGER'S DISCUSSION

The Fund's performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Moderate Target Fund's domestic equity exposure was 69.7% of its total equity weighting, with the balance represented

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.


                               16 | Annual Report
by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2009, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, representing 14.4% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 61.8% of the Fund's total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund - Advisor Class was our largest fixed income fund weighting at 11.1% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500 during the 12-month reporting period. Our largest foreign equity fund holding, Mutual European Fund - Class Z, under-performed the MSCI EAFE Index; however, Templeton Foreign Fund - Advisor Class outperformed. On the fixed income side, Franklin U.S. Government Securities Fund - Advisor class underperformed the BC U.S. Aggregate Index, while Templeton Global Bond Fund - Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Moderate Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                               Annual Report | 17

Performance Summary as of 12/31/09

FRANKLIN TEMPLETON MODERATE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FMTIX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$2.26    $12.93     $10.67
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.2435
Long-Term Capital Gain            $0.0952
   TOTAL                          $0.3387

CLASS B (SYMBOL: FBMTX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$2.24    $12.88     $10.64
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1563
Long-Term Capital Gain            $0.0952
   TOTAL                          $0.2515

CLASS C (SYMBOL: FTMTX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$2.21    $12.68     $10.47
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1638
Long-Term Capital Gain            $0.0952
   TOTAL                          $0.2590

CLASS R (SYMBOL: FTMRX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$2.25    $12.89     $10.64
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.2169
Long-Term Capital Gain            $0.0952
   TOTAL                          $0.3121

ADVISOR CLASS (SYMBOL: FMTZX)               CHANGE   12/31/09   12/31/08
-----------------------------               ------   --------   --------
Net Asset Value (NAV)                       +$2.26    $12.93     $10.67
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.2715
Long-Term Capital Gain            $0.0952
   TOTAL                          $0.3667


                               18 | Annual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY;

CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(2)                      +24.68%   +27.01%   +49.35%
Average Annual Total Return(3)                  +17.52%    +3.67%    +3.48%
Value of $10,000 Investment(4)                 $11,752   $11,974   $14,072
   Total Annual Operating Expenses(5)
      Without Waiver                    1.43%
      With Waiver                       1.23%

                                                                   INCEPTION
CLASS B                                         1-YEAR    5-YEAR   (12/1/03)
-------                                        -------   -------   ---------
Cumulative Total Return(2)                      +23.65%   +22.28%    +35.71%
Average Annual Total Return(3)                  +19.65%    +3.76%     +5.15%
Value of $10,000 Investment(4)                 $11,965   $12,028    $13,571
   Total Annual Operating Expenses(5)
      Without Waiver                    2.18%
      With Waiver                       1.98%

CLASS C                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(2)                      +23.82%   +22.44%    +38.59%
Average Annual Total Return(3)                  +22.82%    +4.13%     +3.32%
Value of $10,000 Investment(4)                 $12,282   $12,244    $13,859
   Total Annual Operating Expenses(5)
      Without Waiver                    2.18%
      With Waiver                       1.98%

                                                                   INCEPTION
CLASS R                                         1-YEAR    5-YEAR    (1/1/02)
-------                                        -------   -------   ---------
Cumulative Total Return(2)                      +24.37%   +25.46%    +54.34%
Average Annual Total Return(3)                  +24.37%    +4.64%     +5.58%
Value of $10,000 Investment(4)                 $12,437   $12,546    $15,434
   Total Annual Operating Expenses(5)
      Without Waiver                    1.68%
      With Waiver                       1.48%

ADVISOR CLASS(6)                                1-YEAR    5-YEAR   10-YEAR
----------------                               -------   -------   -------
Cumulative Total Return(2)                      +24.97%   +28.35%   +50.93%
Average Annual Total Return(3)                  +24.97%    +5.12%    +4.20%
Value of $10,000 Investment(4)                 $12,497   $12,835   $15,093
   Total Annual Operating Expenses(5)
      Without Waiver                    1.18%
      With Waiver                       0.98%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.25% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                               Annual Report | 19

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   12/31/09
-------   --------
1-Year     +17.52%
5-Year      +3.67%
10-Year     +3.48%

CLASS A (1/1/00-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN
             TEMPLETON
              MODERATE                          BARCLAYS
               TARGET                MSCI     CAPITAL U.S.    P&R 90-DAY
              FUND -     S&P 500     EAFE      AGGREGATE    U.S. TREASURY
   DATE       CLASS A     INDEX      INDEX       INDEX        BILL INDEX
----------   ---------   -------   --------   -----------   -------------
  1/1/2000    $ 9,422    $10,000    $10,000     $10,000        $10,000
 1/31/2000    $ 9,308    $ 9,498    $ 9,366     $ 9,967        $10,039
 2/29/2000    $10,342    $ 9,318    $ 9,620     $10,088        $10,084
 3/31/2000    $10,136    $10,229    $ 9,995     $10,221        $10,135
 4/30/2000    $ 9,647    $ 9,922    $ 9,471     $10,191        $10,186
 5/31/2000    $ 9,380    $ 9,718    $ 9,241     $10,187        $10,241
 6/30/2000    $ 9,962    $ 9,958    $ 9,605     $10,399        $10,285
 7/31/2000    $ 9,862    $ 9,802    $ 9,204     $10,493        $10,333
 8/31/2000    $10,408    $10,411    $ 9,286     $10,645        $10,386
 9/30/2000    $10,178    $ 9,861    $ 8,836     $10,712        $10,443
10/31/2000    $ 9,806    $ 9,819    $ 8,629     $10,783        $10,496
11/30/2000    $ 9,008    $ 9,045    $ 8,307     $10,959        $10,554
12/31/2000    $ 9,319    $ 9,090    $ 8,604     $11,163        $10,615
 1/31/2001    $ 9,653    $ 9,412    $ 8,600     $11,345        $10,684
 2/28/2001    $ 9,136    $ 8,554    $ 7,956     $11,444        $10,727
 3/31/2001    $ 8,783    $ 8,012    $ 7,429     $11,501        $10,781
 4/30/2001    $ 9,221    $ 8,635    $ 7,950     $11,454        $10,825
 5/31/2001    $ 9,269    $ 8,692    $ 7,676     $11,523        $10,867
 6/30/2001    $ 9,181    $ 8,481    $ 7,365     $11,566        $10,899
 7/31/2001    $ 9,068    $ 8,397    $ 7,232     $11,825        $10,935
 8/31/2001    $ 8,860    $ 7,872    $ 7,050     $11,960        $10,971
 9/30/2001    $ 8,207    $ 7,236    $ 6,337     $12,100        $11,019
10/31/2001    $ 8,497    $ 7,374    $ 6,499     $12,353        $11,048
11/30/2001    $ 8,788    $ 7,940    $ 6,739     $12,183        $11,071
12/31/2001    $ 8,929    $ 8,009    $ 6,780     $12,105        $11,089
 1/31/2002    $ 8,896    $ 7,892    $ 6,420     $12,203        $11,104
 2/28/2002    $ 8,838    $ 7,740    $ 6,465     $12,322        $11,119
 3/31/2002    $ 9,102    $ 8,031    $ 6,818     $12,117        $11,136
 4/30/2002    $ 9,077    $ 7,544    $ 6,868     $12,352        $11,153
 5/31/2002    $ 9,019    $ 7,489    $ 6,961     $12,457        $11,170
 6/30/2002    $ 8,682    $ 6,955    $ 6,686     $12,564        $11,187
 7/31/2002    $ 8,190    $ 6,413    $ 6,027     $12,716        $11,202
 8/31/2002    $ 8,248    $ 6,455    $ 6,014     $12,931        $11,219
 9/30/2002    $ 7,861    $ 5,754    $ 5,370     $13,140        $11,237
10/31/2002    $ 8,096    $ 6,260    $ 5,659     $13,080        $11,254
11/30/2002    $ 8,381    $ 6,629    $ 5,917     $13,077        $11,271
12/31/2002    $ 8,257    $ 6,239    $ 5,718     $13,347        $11,283
 1/31/2003    $ 8,198    $ 6,076    $ 5,480     $13,358        $11,296
 2/28/2003    $ 8,147    $ 5,985    $ 5,355     $13,543        $11,305
 3/31/2003    $ 8,121    $ 6,043    $ 5,253     $13,533        $11,318
 4/30/2003    $ 8,503    $ 6,540    $ 5,774     $13,645        $11,329
 5/31/2003    $ 8,918    $ 6,885    $ 6,130     $13,899        $11,341
 6/30/2003    $ 8,988    $ 6,973    $ 6,281     $13,871        $11,355
 7/31/2003    $ 9,048    $ 7,096    $ 6,434     $13,405        $11,363
 8/31/2003    $ 9,320    $ 7,234    $ 6,591     $13,494        $11,371
 9/30/2003    $ 9,349    $ 7,157    $ 6,795     $13,851        $11,381
10/31/2003    $ 9,674    $ 7,562    $ 7,219     $13,722        $11,390
11/30/2003    $ 9,870    $ 7,629    $ 7,381     $13,755        $11,399
12/31/2003    $10,105    $ 8,029    $ 7,958     $13,895        $11,408
 1/31/2004    $10,200    $ 8,176    $ 8,071     $14,007        $11,418
 2/29/2004    $10,312    $ 8,290    $ 8,258     $14,158        $11,425
 3/31/2004    $10,337    $ 8,165    $ 8,308     $14,264        $11,435
 4/30/2004    $10,018    $ 8,037    $ 8,127     $13,893        $11,443
 5/31/2004    $10,121    $ 8,147    $ 8,162     $13,838        $11,451
 6/30/2004    $10,267    $ 8,305    $ 8,345     $13,916        $11,456
 7/31/2004    $10,060    $ 8,030    $ 8,075     $14,054        $11,467
 8/31/2004    $10,137    $ 8,063    $ 8,112     $14,322        $11,478
 9/30/2004    $10,356    $ 8,150    $ 8,326     $14,361        $11,491
10/31/2004    $10,521    $ 8,275    $ 8,610     $14,481        $11,504
11/30/2004    $10,859    $ 8,610    $ 9,201     $14,366        $11,516
12/31/2004    $11,080    $ 8,902    $ 9,605     $14,498        $11,538
 1/31/2005    $10,879    $ 8,685    $ 9,429     $14,589        $11,554
 2/28/2005    $11,106    $ 8,868    $ 9,839     $14,503        $11,572
 3/31/2005    $10,921    $ 8,711    $ 9,595     $14,428        $11,599
 4/30/2005    $10,746    $ 8,546    $ 9,381     $14,624        $11,623
 5/31/2005    $10,956    $ 8,818    $ 9,395     $14,782        $11,650
 6/30/2005    $11,094    $ 8,830    $ 9,523     $14,862        $11,676
 7/31/2005    $11,340    $ 9,159    $ 9,816     $14,727        $11,702
 8/31/2005    $11,384    $ 9,075    $10,067     $14,916        $11,734
 9/30/2005    $11,498    $ 9,149    $10,517     $14,762        $11,767
10/31/2005    $11,278    $ 8,996    $10,211     $14,645        $11,795
11/30/2005    $11,578    $ 9,337    $10,463     $14,710        $11,834
12/31/2005    $11,738    $ 9,340    $10,951     $14,850        $11,871
 1/31/2006    $12,194    $ 9,587    $11,624     $14,851        $11,905
 2/28/2006    $12,185    $ 9,613    $11,600     $14,900        $11,943
 3/31/2006    $12,372    $ 9,733    $11,988     $14,754        $11,990
 4/30/2006    $12,506    $ 9,863    $12,570     $14,727        $12,033
 5/31/2006    $12,166    $ 9,580    $12,097     $14,711        $12,080
 6/30/2006    $12,188    $ 9,593    $12,101     $14,743        $12,125
 7/31/2006    $12,142    $ 9,652    $12,222     $14,942        $12,175
 8/31/2006    $12,341    $ 9,881    $12,562     $15,171        $12,228
 9/30/2006    $12,389    $10,136    $12,583     $15,304        $12,282
10/31/2006    $12,707    $10,466    $13,074     $15,405        $12,330
11/30/2006    $13,025    $10,665    $13,468     $15,584        $12,382
12/31/2006    $13,096    $10,815    $13,892     $15,493        $12,436
 1/31/2007    $13,245    $10,978    $13,987     $15,487        $12,486
 2/28/2007    $13,255    $10,764    $14,102     $15,726        $12,535
 3/31/2007    $13,419    $10,884    $14,468     $15,726        $12,592
 4/30/2007    $13,746    $11,366    $15,124     $15,811        $12,646
 5/31/2007    $14,018    $11,763    $15,409     $15,691        $12,703
 6/30/2007    $13,966    $11,567    $15,433     $15,645        $12,751
 7/31/2007    $13,802    $11,209    $15,207     $15,776        $12,799
 8/31/2007    $13,860    $11,377    $14,973     $15,969        $12,872
 9/30/2007    $14,401    $11,802    $15,777     $16,090        $12,919
10/31/2007    $14,807    $11,990    $16,399     $16,235        $12,958
11/30/2007    $14,362    $11,489    $15,864     $16,527        $13,017
12/31/2007    $14,326    $11,409    $15,508     $16,573        $13,047
 1/31/2008    $13,797    $10,725    $14,077     $16,851        $13,114
 2/29/2008    $13,777    $10,376    $14,283     $16,875        $13,136
 3/31/2008    $13,623    $10,332    $14,139     $16,932        $13,167
 4/30/2008    $14,034    $10,835    $14,925     $16,897        $13,181
 5/31/2008    $14,244    $10,975    $15,099     $16,773        $13,187
 6/30/2008    $13,582    $10,050    $13,867     $16,759        $13,207
 7/31/2008    $13,438    $ 9,965    $13,423     $16,746        $13,233
 8/31/2008    $13,469    $10,109    $12,883     $16,905        $13,251
 9/30/2008    $12,624    $ 9,209    $11,024     $16,678        $13,287
10/31/2008    $11,262    $ 7,662    $ 8,800     $16,284        $13,308
11/30/2008    $10,939    $ 7,112    $ 8,329     $16,814        $13,322
12/31/2008    $11,287    $ 7,188    $ 8,830     $17,441        $13,320
 1/31/2009    $10,959    $ 6,582    $ 7,965     $17,288        $13,319
 2/28/2009    $10,430    $ 5,881    $ 7,151     $17,222        $13,321
 3/31/2009    $10,977    $ 6,396    $ 7,607     $17,462        $13,325
 4/30/2009    $11,710    $ 7,009    $ 8,593     $17,545        $13,329
 5/31/2009    $12,221    $ 7,401    $ 9,626     $17,672        $13,330
 6/30/2009    $12,215    $ 7,415    $ 9,574     $17,773        $13,331
 7/31/2009    $12,870    $ 7,976    $10,449     $18,060        $13,333
 8/31/2009    $13,063    $ 8,264    $11,019     $18,247        $13,336
 9/30/2009    $13,586    $ 8,573    $11,443     $18,438        $13,338
10/31/2009    $13,435    $ 8,413    $11,300     $18,529        $13,341
11/30/2009    $13,802    $ 8,918    $11,529     $18,769        $13,342
12/31/2009    $14,072    $ 9,090    $11,697     $18,476        $13,342

AVERAGE ANNUAL TOTAL RETURN

CLASS B                     12/31/09
-------                     --------
1-Year                       +19.65%
5-Year                        +3.76%
Since Inception (12/1/03)     +5.15%

CLASS B (12/1/03-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN
             TEMPLETON
              MODERATE                          BARCLAYS
               TARGET                MSCI     CAPITAL U.S.    P&R 90-DAY
              FUND -     S&P 500     EAFE      AGGREGATE    U.S. TREASURY
   DATE       CLASS B     INDEX      INDEX       INDEX        BILL INDEX
----------   ---------   -------   --------   -----------   -------------
 12/1/2003    $10,000    $10,000    $10,000     $10,000        $10,000
12/31/2003    $10,189    $10,524    $10,782     $10,102        $10,008
 1/31/2004    $10,284    $10,718    $10,935     $10,183        $10,016
 2/29/2004    $10,389    $10,867    $11,189     $10,293        $10,023
 3/31/2004    $10,410    $10,703    $11,257     $10,370        $10,031
 4/30/2004    $10,088    $10,535    $11,012     $10,101        $10,038
 5/31/2004    $10,184    $10,679    $11,059     $10,060        $10,045
 6/30/2004    $10,327    $10,887    $11,306     $10,117        $10,050
 7/31/2004    $10,110    $10,527    $10,941     $10,217        $10,059
 8/31/2004    $10,188    $10,569    $10,991     $10,412        $10,069
 9/30/2004    $10,393    $10,684    $11,280     $10,440        $10,080
10/31/2004    $10,550    $10,847    $11,666     $10,528        $10,092
11/30/2004    $10,890    $11,286    $12,466     $10,444        $10,102
12/31/2004    $11,098    $11,670    $13,013     $10,540        $10,122
 1/31/2005    $10,896    $11,385    $12,775     $10,606        $10,136
 2/28/2005    $11,115    $11,625    $13,330     $10,544        $10,151
 3/31/2005    $10,917    $11,419    $13,001     $10,490        $10,175
 4/30/2005    $10,742    $11,202    $12,710     $10,632        $10,196
 5/31/2005    $10,944    $11,559    $12,729     $10,747        $10,220
 6/30/2005    $11,079    $11,575    $12,903     $10,805        $10,243
 7/31/2005    $11,317    $12,006    $13,299     $10,707        $10,265
 8/31/2005    $11,352    $11,896    $13,639     $10,844        $10,293
 9/30/2005    $11,454    $11,993    $14,250     $10,732        $10,323
10/31/2005    $11,225    $11,793    $13,834     $10,647        $10,347
11/30/2005    $11,516    $12,239    $14,177     $10,695        $10,381
12/31/2005    $11,672    $12,243    $14,837     $10,796        $10,414
 1/31/2006    $12,118    $12,567    $15,749     $10,797        $10,443
 2/28/2006    $12,100    $12,601    $15,717     $10,833        $10,477
 3/31/2006    $12,274    $12,758    $16,243     $10,726        $10,518
 4/30/2006    $12,408    $12,929    $17,030     $10,707        $10,555
 5/31/2006    $12,060    $12,557    $16,389     $10,695        $10,597
 6/30/2006    $12,075    $12,574    $16,395     $10,718        $10,637
 7/31/2006    $12,021    $12,652    $16,560     $10,863        $10,680
 8/31/2006    $12,209    $12,953    $17,019     $11,029        $10,727
 9/30/2006    $12,252    $13,287    $17,049     $11,126        $10,774
10/31/2006    $12,559    $13,720    $17,714     $11,200        $10,816
11/30/2006    $12,856    $13,981    $18,248     $11,330        $10,862
12/31/2006    $12,922    $14,177    $18,822     $11,264        $10,909
 1/31/2007    $13,060    $14,391    $18,951     $11,259        $10,953
 2/28/2007    $13,070    $14,110    $19,106     $11,433        $10,996
 3/31/2007    $13,216    $14,267    $19,603     $11,433        $11,046
 4/30/2007    $13,530    $14,899    $20,491     $11,495        $11,094
 5/31/2007    $13,789    $15,419    $20,878     $11,408        $11,143
 6/30/2007    $13,729    $15,163    $20,910     $11,374        $11,185
 7/31/2007    $13,559    $14,693    $20,604     $11,469        $11,228
 8/31/2007    $13,606    $14,913    $20,287     $11,610        $11,292
 9/30/2007    $14,133    $15,471    $21,376     $11,698        $11,333
10/31/2007    $14,523    $15,717    $22,219     $11,803        $11,367
11/30/2007    $14,076    $15,060    $21,494     $12,015        $11,419
12/31/2007    $14,034    $14,955    $21,011     $12,049        $11,445
 1/31/2008    $13,495    $14,058    $19,072     $12,251        $11,504
 2/29/2008    $13,475    $13,602    $19,352     $12,268        $11,524
 3/31/2008    $13,317    $13,543    $19,157     $12,310        $11,550
 4/30/2008    $13,710    $14,203    $20,222     $12,284        $11,562
 5/31/2008    $13,907    $14,387    $20,457     $12,194        $11,568
 6/30/2008    $13,244    $13,174    $18,788     $12,184        $11,586
 7/31/2008    $13,103    $13,063    $18,187     $12,174        $11,609
 8/31/2008    $13,123    $13,252    $17,454     $12,290        $11,624
 9/30/2008    $12,292    $12,071    $14,937     $12,125        $11,656
10/31/2008    $10,961    $10,044    $11,923     $11,839        $11,674
11/30/2008    $10,636    $ 9,323    $11,285     $12,224        $11,687
12/31/2008    $10,976    $ 9,422    $11,964     $12,680        $11,685
 1/31/2009    $10,645    $ 8,628    $10,792     $12,568        $11,684
 2/28/2009    $10,130    $ 7,709    $ 9,688     $12,521        $11,685
 3/31/2009    $10,644    $ 8,385    $10,307     $12,695        $11,689
 4/30/2009    $11,347    $ 9,187    $11,643     $12,756        $11,692
 5/31/2009    $11,833    $ 9,701    $13,042     $12,848        $11,694
 6/30/2009    $11,826    $ 9,720    $12,971     $12,921        $11,694
 7/31/2009    $12,453    $10,456    $14,157     $13,130        $11,696
 8/31/2009    $12,630    $10,833    $14,929     $13,266        $11,699
 9/30/2009    $13,136    $11,237    $15,504     $13,405        $11,700
10/31/2009    $12,979    $11,029    $15,311     $13,471        $11,703
11/30/2009    $13,325    $11,690    $15,621     $13,645        $11,704
12/31/2009    $13,571    $11,916    $15,848     $13,432        $11,704


                               20 | Annual Report

CLASS C (1/1/00-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN
             TEMPLETON
              MODERATE                          BARCLAYS
               TARGET                MSCI     CAPITAL U.S.    P&R 90-DAY
              FUND -     S&P 500     EAFE      AGGREGATE    U.S. TREASURY
   DATE       CLASS C     INDEX      INDEX       INDEX        BILL INDEX
----------   ---------   -------   --------   -----------   -------------
  1/1/2000    $10,000    $10,000    $10,000     $10,000        $10,000
 1/31/2000    $ 9,869    $ 9,498    $ 9,366     $ 9,967        $10,039
 2/29/2000    $10,955    $ 9,318    $ 9,620     $10,088        $10,084
 3/31/2000    $10,738    $10,229    $ 9,995     $10,221        $10,135
 4/30/2000    $10,214    $ 9,922    $ 9,471     $10,191        $10,186
 5/31/2000    $ 9,919    $ 9,718    $ 9,241     $10,187        $10,241
 6/30/2000    $10,541    $ 9,958    $ 9,605     $10,399        $10,285
 7/31/2000    $10,417    $ 9,802    $ 9,204     $10,493        $10,333
 8/31/2000    $10,993    $10,411    $ 9,286     $10,645        $10,386
 9/30/2000    $10,743    $ 9,861    $ 8,836     $10,712        $10,443
10/31/2000    $10,338    $ 9,819    $ 8,629     $10,783        $10,496
11/30/2000    $ 9,493    $ 9,045    $ 8,307     $10,959        $10,554
12/31/2000    $ 9,817    $ 9,090    $ 8,604     $11,163        $10,615
 1/31/2001    $10,164    $ 9,412    $ 8,600     $11,345        $10,684
 2/28/2001    $ 9,614    $ 8,554    $ 7,956     $11,444        $10,727
 3/31/2001    $ 9,234    $ 8,012    $ 7,429     $11,501        $10,781
 4/30/2001    $ 9,692    $ 8,635    $ 7,950     $11,454        $10,825
 5/31/2001    $ 9,735    $ 8,692    $ 7,676     $11,523        $10,867
 6/30/2001    $ 9,632    $ 8,481    $ 7,365     $11,566        $10,899
 7/31/2001    $ 9,513    $ 8,397    $ 7,232     $11,825        $10,935
 8/31/2001    $ 9,291    $ 7,872    $ 7,050     $11,960        $10,971
 9/30/2001    $ 8,596    $ 7,236    $ 6,337     $12,100        $11,019
10/31/2001    $ 8,896    $ 7,374    $ 6,499     $12,353        $11,048
11/30/2001    $ 9,188    $ 7,940    $ 6,739     $12,183        $11,071
12/31/2001    $ 9,332    $ 8,009    $ 6,780     $12,105        $11,089
 1/31/2002    $ 9,288    $ 7,892    $ 6,420     $12,203        $11,104
 2/28/2002    $ 9,227    $ 7,740    $ 6,465     $12,322        $11,119
 3/31/2002    $ 9,504    $ 8,031    $ 6,818     $12,117        $11,136
 4/30/2002    $ 9,469    $ 7,544    $ 6,868     $12,352        $11,153
 5/31/2002    $ 9,399    $ 7,489    $ 6,961     $12,457        $11,170
 6/30/2002    $ 9,042    $ 6,955    $ 6,686     $12,564        $11,187
 7/31/2002    $ 8,532    $ 6,413    $ 6,027     $12,716        $11,202
 8/31/2002    $ 8,576    $ 6,455    $ 6,014     $12,931        $11,219
 9/30/2002    $ 8,177    $ 5,754    $ 5,370     $13,140        $11,237
10/31/2002    $ 8,407    $ 6,260    $ 5,659     $13,080        $11,254
11/30/2002    $ 8,707    $ 6,629    $ 5,917     $13,077        $11,271
12/31/2002    $ 8,566    $ 6,239    $ 5,718     $13,347        $11,283
 1/31/2003    $ 8,495    $ 6,076    $ 5,480     $13,358        $11,296
 2/28/2003    $ 8,442    $ 5,985    $ 5,355     $13,543        $11,305
 3/31/2003    $ 8,411    $ 6,043    $ 5,253     $13,533        $11,318
 4/30/2003    $ 8,794    $ 6,540    $ 5,774     $13,645        $11,329
 5/31/2003    $ 9,222    $ 6,885    $ 6,130     $13,899        $11,341
 6/30/2003    $ 9,289    $ 6,973    $ 6,281     $13,871        $11,355
 7/31/2003    $ 9,342    $ 7,096    $ 6,434     $13,405        $11,363
 8/31/2003    $ 9,619    $ 7,234    $ 6,591     $13,494        $11,371
 9/30/2003    $ 9,651    $ 7,157    $ 6,795     $13,851        $11,381
10/31/2003    $ 9,972    $ 7,562    $ 7,219     $13,722        $11,390
11/30/2003    $10,169    $ 7,629    $ 7,381     $13,755        $11,399
12/31/2003    $10,410    $ 8,029    $ 7,958     $13,895        $11,408
 1/31/2004    $10,500    $ 8,176    $ 8,071     $14,007        $11,418
 2/29/2004    $10,607    $ 8,290    $ 8,258     $14,158        $11,425
 3/31/2004    $10,621    $ 8,165    $ 8,308     $14,264        $11,435
 4/30/2004    $10,297    $ 8,037    $ 8,127     $13,893        $11,443
 5/31/2004    $10,387    $ 8,147    $ 8,162     $13,838        $11,451
 6/30/2004    $10,538    $ 8,305    $ 8,345     $13,916        $11,456
 7/31/2004    $10,313    $ 8,030    $ 8,075     $14,054        $11,467
 8/31/2004    $10,385    $ 8,063    $ 8,112     $14,322        $11,478
 9/30/2004    $10,603    $ 8,150    $ 8,326     $14,361        $11,491
10/31/2004    $10,765    $ 8,275    $ 8,610     $14,481        $11,504
11/30/2004    $11,108    $ 8,610    $ 9,201     $14,366        $11,516
12/31/2004    $11,319    $ 8,902    $ 9,605     $14,498        $11,538
 1/31/2005    $11,110    $ 8,685    $ 9,429     $14,589        $11,554
 2/28/2005    $11,337    $ 8,868    $ 9,839     $14,503        $11,572
 3/31/2005    $11,141    $ 8,711    $ 9,595     $14,428        $11,599
 4/30/2005    $10,960    $ 8,546    $ 9,381     $14,624        $11,623
 5/31/2005    $11,168    $ 8,818    $ 9,395     $14,782        $11,650
 6/30/2005    $11,299    $ 8,830    $ 9,523     $14,862        $11,676
 7/31/2005    $11,545    $ 9,159    $ 9,816     $14,727        $11,702
 8/31/2005    $11,581    $ 9,075    $10,067     $14,916        $11,734
 9/30/2005    $11,687    $ 9,149    $10,517     $14,762        $11,767
10/31/2005    $11,450    $ 8,996    $10,211     $14,645        $11,795
11/30/2005    $11,750    $ 9,337    $10,463     $14,710        $11,834
12/31/2005    $11,913    $ 9,340    $10,951     $14,850        $11,871
 1/31/2006    $12,364    $ 9,587    $11,624     $14,851        $11,905
 2/28/2006    $12,346    $ 9,613    $11,600     $14,900        $11,943
 3/31/2006    $12,526    $ 9,733    $11,988     $14,754        $11,990
 4/30/2006    $12,664    $ 9,863    $12,570     $14,727        $12,033
 5/31/2006    $12,305    $ 9,580    $12,097     $14,711        $12,080
 6/30/2006    $12,322    $ 9,593    $12,101     $14,743        $12,125
 7/31/2006    $12,266    $ 9,652    $12,222     $14,942        $12,175
 8/31/2006    $12,461    $ 9,881    $12,562     $15,171        $12,228
 9/30/2006    $12,497    $10,136    $12,583     $15,304        $12,282
10/31/2006    $12,814    $10,466    $13,074     $15,405        $12,330
11/30/2006    $13,121    $10,665    $13,468     $15,584        $12,382
12/31/2006    $13,190    $10,815    $13,892     $15,493        $12,436
 1/31/2007    $13,333    $10,978    $13,987     $15,487        $12,486
 2/28/2007    $13,333    $10,764    $14,102     $15,726        $12,535
 3/31/2007    $13,485    $10,884    $14,468     $15,726        $12,592
 4/30/2007    $13,810    $11,366    $15,124     $15,811        $12,646
 5/31/2007    $14,068    $11,763    $15,409     $15,691        $12,703
 6/30/2007    $14,017    $11,567    $15,433     $15,645        $12,751
 7/31/2007    $13,841    $11,209    $15,207     $15,776        $12,799
 8/31/2007    $13,880    $11,377    $14,973     $15,969        $12,872
 9/30/2007    $14,416    $11,802    $15,777     $16,090        $12,919
10/31/2007    $14,820    $11,990    $16,399     $16,235        $12,958
11/30/2007    $14,366    $11,489    $15,864     $16,527        $13,017
12/31/2007    $14,325    $11,409    $15,508     $16,573        $13,047
 1/31/2008    $13,777    $10,725    $14,077     $16,851        $13,114
 2/29/2008    $13,756    $10,376    $14,283     $16,875        $13,136
 3/31/2008    $13,583    $10,332    $14,139     $16,932        $13,167
 4/30/2008    $13,990    $10,835    $14,925     $16,897        $13,181
 5/31/2008    $14,194    $10,975    $15,099     $16,773        $13,187
 6/30/2008    $13,520    $10,050    $13,867     $16,759        $13,207
 7/31/2008    $13,373    $ 9,965    $13,423     $16,746        $13,233
 8/31/2008    $13,394    $10,109    $12,883     $16,905        $13,251
 9/30/2008    $12,545    $ 9,209    $11,024     $16,678        $13,287
10/31/2008    $11,187    $ 7,662    $ 8,800     $16,284        $13,308
11/30/2008    $10,850    $ 7,112    $ 8,329     $16,814        $13,322
12/31/2008    $11,192    $ 7,188    $ 8,830     $17,441        $13,320
 1/31/2009    $10,861    $ 6,582    $ 7,965     $17,288        $13,319
 2/28/2009    $10,337    $ 5,881    $ 7,151     $17,222        $13,321
 3/31/2009    $10,860    $ 6,396    $ 7,607     $17,462        $13,325
 4/30/2009    $11,579    $ 7,009    $ 8,593     $17,545        $13,329
 5/31/2009    $12,083    $ 7,401    $ 9,626     $17,672        $13,330
 6/30/2009    $12,078    $ 7,415    $ 9,574     $17,773        $13,331
 7/31/2009    $12,705    $ 7,976    $10,449     $18,060        $13,333
 8/31/2009    $12,889    $ 8,264    $11,019     $18,247        $13,336
 9/30/2009    $13,405    $ 8,573    $11,443     $18,438        $13,338
10/31/2009    $13,242    $ 8,413    $11,300     $18,529        $13,341
11/30/2009    $13,590    $ 8,918    $11,529     $18,769        $13,342
12/31/2009    $13,859    $ 9,090    $11,697     $18,476        $13,342

AVERAGE ANNUAL TOTAL RETURN

CLASS C   12/31/09
-------   --------
1-Year     +22.82%
5-Year      +4.13%
10-Year     +3.32%

CLASS R (1/1/02-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN
             TEMPLETON
              MODERATE                          BARCLAYS
               TARGET                MSCI     CAPITAL U.S.    P&R 90-DAY
              FUND -     S&P 500     EAFE      AGGREGATE    U.S. TREASURY
   DATE       CLASS R     INDEX      INDEX       INDEX        BILL INDEX
----------   ---------   -------   --------   -----------   -------------
  1/1/2002    $10,000    $10,000    $10,000     $10,000        $10,000
 1/31/2002    $ 9,954    $ 9,854    $ 9,469     $10,081        $10,014
 2/28/2002    $ 9,889    $ 9,664    $ 9,536     $10,179        $10,027
 3/31/2002    $10,182    $10,027    $10,057     $10,009        $10,042
 4/30/2002    $10,154    $ 9,420    $10,130     $10,204        $10,057
 5/31/2002    $10,089    $ 9,350    $10,267     $10,290        $10,073
 6/30/2002    $ 9,703    $ 8,684    $ 9,862     $10,379        $10,088
 7/31/2002    $ 9,162    $ 8,007    $ 8,889     $10,505        $10,102
 8/31/2002    $ 9,218    $ 8,060    $ 8,871     $10,682        $10,117
 9/30/2002    $ 8,787    $ 7,184    $ 7,921     $10,855        $10,133
10/31/2002    $ 9,040    $ 7,816    $ 8,347     $10,806        $10,149
11/30/2002    $ 9,360    $ 8,276    $ 8,727     $10,803        $10,165
12/31/2002    $ 9,212    $ 7,790    $ 8,434     $11,026        $10,175
 1/31/2003    $ 9,146    $ 7,586    $ 8,083     $11,035        $10,186
 2/28/2003    $ 9,089    $ 7,472    $ 7,898     $11,188        $10,195
 3/31/2003    $ 9,066    $ 7,545    $ 7,749     $11,179        $10,207
 4/30/2003    $ 9,483    $ 8,166    $ 8,517     $11,272        $10,217
 5/31/2003    $ 9,948    $ 8,596    $ 9,041     $11,482        $10,227
 6/30/2003    $10,021    $ 8,706    $ 9,265     $11,459        $10,240
 7/31/2003    $10,088    $ 8,859    $ 9,491     $11,074        $10,247
 8/31/2003    $10,383    $ 9,032    $ 9,721     $11,147        $10,255
 9/30/2003    $10,420    $ 8,936    $10,023     $11,442        $10,263
10/31/2003    $10,772    $ 9,442    $10,648     $11,336        $10,272
11/30/2003    $10,991    $ 9,525    $10,887     $11,363        $10,280
12/31/2003    $11,256    $10,024    $11,738     $11,478        $10,288
 1/31/2004    $11,361    $10,208    $11,904     $11,571        $10,297
 2/29/2004    $11,477    $10,350    $12,181     $11,696        $10,303
 3/31/2004    $11,500    $10,194    $12,255     $11,784        $10,312
 4/30/2004    $11,153    $10,034    $11,988     $11,477        $10,319
 5/31/2004    $11,259    $10,172    $12,040     $11,431        $10,326
 6/30/2004    $11,424    $10,370    $12,308     $11,496        $10,331
 7/31/2004    $11,193    $10,026    $11,911     $11,610        $10,341
 8/31/2004    $11,270    $10,067    $11,966     $11,831        $10,351
 9/30/2004    $11,507    $10,176    $12,280     $11,863        $10,363
10/31/2004    $11,690    $10,332    $12,700     $11,963        $10,375
11/30/2004    $12,067    $10,750    $13,571     $11,867        $10,385
12/31/2004    $12,303    $11,115    $14,167     $11,976        $10,405
 1/31/2005    $12,079    $10,844    $13,908     $12,052        $10,420
 2/28/2005    $12,332    $11,073    $14,512     $11,981        $10,436
 3/31/2005    $12,122    $10,877    $14,153     $11,919        $10,460
 4/30/2005    $11,927    $10,670    $13,837     $12,080        $10,482
 5/31/2005    $12,161    $11,010    $13,858     $12,211        $10,506
 6/30/2005    $12,317    $11,025    $14,047     $12,278        $10,530
 7/31/2005    $12,581    $11,435    $14,479     $12,166        $10,553
 8/31/2005    $12,630    $11,331    $14,849     $12,322        $10,582
 9/30/2005    $12,748    $11,423    $15,513     $12,195        $10,612
10/31/2005    $12,504    $11,232    $15,061     $12,098        $10,636
11/30/2005    $12,836    $11,657    $15,433     $12,152        $10,672
12/31/2005    $13,007    $11,661    $16,153     $12,267        $10,705
 1/31/2006    $13,513    $11,970    $17,145     $12,268        $10,736
 2/28/2006    $13,503    $12,003    $17,110     $12,309        $10,770
 3/31/2006    $13,700    $12,152    $17,683     $12,188        $10,812
 4/30/2006    $13,849    $12,315    $18,540     $12,166        $10,851
 5/31/2006    $13,472    $11,961    $17,843     $12,153        $10,893
 6/30/2006    $13,496    $11,977    $17,849     $12,179        $10,934
 7/31/2006    $13,436    $12,051    $18,028     $12,343        $10,979
 8/31/2006    $13,657    $12,338    $18,528     $12,532        $11,028
 9/30/2006    $13,702    $12,655    $18,561     $12,642        $11,076
10/31/2006    $14,053    $13,068    $19,284     $12,726        $11,119
11/30/2006    $14,396    $13,316    $19,866     $12,874        $11,166
12/31/2006    $14,473    $13,503    $20,491     $12,799        $11,215
 1/31/2007    $14,639    $13,707    $20,631     $12,794        $11,260
 2/28/2007    $14,649    $13,439    $20,800     $12,991        $11,304
 3/31/2007    $14,826    $13,590    $21,340     $12,991        $11,355
 4/30/2007    $15,178    $14,192    $22,308     $13,061        $11,404
 5/31/2007    $15,478    $14,687    $22,729     $12,962        $11,455
 6/30/2007    $15,421    $14,443    $22,764     $12,924        $11,499
 7/31/2007    $15,240    $13,995    $22,431     $13,032        $11,542
 8/31/2007    $15,293    $14,205    $22,086     $13,192        $11,608
 9/30/2007    $15,894    $14,736    $23,272     $13,292        $11,650
10/31/2007    $16,343    $14,970    $24,189     $13,411        $11,686
11/30/2007    $15,840    $14,345    $23,399     $13,652        $11,738
12/31/2007    $15,799    $14,245    $22,874     $13,691        $11,766
 1/31/2008    $15,203    $13,391    $20,763     $13,921        $11,826
 2/29/2008    $15,192    $12,956    $21,067     $13,940        $11,846
 3/31/2008    $15,004    $12,900    $20,856     $13,987        $11,874
 4/30/2008    $15,458    $13,528    $22,015     $13,958        $11,886
 5/31/2008    $15,691    $13,703    $22,271     $13,856        $11,892
 6/30/2008    $14,948    $12,548    $20,454     $13,845        $11,910
 7/31/2008    $14,789    $12,442    $19,799     $13,833        $11,934
 8/31/2008    $14,823    $12,622    $19,002     $13,965        $11,950
 9/30/2008    $13,893    $11,498    $16,261     $13,777        $11,983
10/31/2008    $12,390    $ 9,567    $12,981     $13,452        $12,001
11/30/2008    $12,034    $ 8,880    $12,285     $13,890        $12,014
12/31/2008    $12,410    $ 8,975    $13,025     $14,408        $12,012
 1/31/2009    $12,048    $ 8,218    $11,749     $14,281        $12,011
 2/28/2009    $11,466    $ 7,343    $10,547     $14,227        $12,013
 3/31/2009    $12,061    $ 7,986    $11,221     $14,425        $12,016
 4/30/2009    $12,869    $ 8,751    $12,675     $14,494        $12,020
 5/31/2009    $13,420    $ 9,240    $14,198     $14,599        $12,021
 6/30/2009    $13,417    $ 9,259    $14,121     $14,682        $12,022
 7/31/2009    $14,127    $ 9,959    $15,413     $14,919        $12,024
 8/31/2009    $14,340    $10,318    $16,253     $15,073        $12,026
 9/30/2009    $14,920    $10,703    $16,878     $15,232        $12,028
10/31/2009    $14,754    $10,505    $16,668     $15,307        $12,031
11/30/2009    $15,145    $11,135    $17,006     $15,505        $12,031
12/31/2009    $15,434    $11,350    $17,253     $15,263        $12,032

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    12/31/09
-------                    --------
1-Year                      +24.37%
5-Year                       +4.64%
Since Inception (1/1/02)     +5.58%


                               Annual Report | 21

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(6)   12/31/09
----------------   --------
1-Year             +24.97%
5-Year              +5.12%
10-Year             +4.20%

ADVISOR CLASS (1/1/00-12/31/09)(6)

                               (PERFORMANCE GRAPH)

              FRANKLIN
             TEMPLETON
              MODERATE
               TARGET                           BARCLAYS
              FUND -                 MSCI     CAPITAL U.S.    P&R 90-DAY
              ADVISOR    S&P 500     EAFE      AGGREGATE    U.S. TREASURY
   DATE        CLASS      INDEX      INDEX       INDEX        BILL INDEX
----------   ---------   -------   --------   -----------   -------------
  1/1/2000    $10,000    $10,000    $10,000     $10,000        $10,000
 1/31/2000    $ 9,879    $ 9,498    $ 9,366     $ 9,967        $10,039
 2/29/2000    $10,977    $ 9,318    $ 9,620     $10,088        $10,084
 3/31/2000    $10,758    $10,229    $ 9,995     $10,221        $10,135
 4/30/2000    $10,239    $ 9,922    $ 9,471     $10,191        $10,186
 5/31/2000    $ 9,955    $ 9,718    $ 9,241     $10,187        $10,241
 6/30/2000    $10,573    $ 9,958    $ 9,605     $10,399        $10,285
 7/31/2000    $10,467    $ 9,802    $ 9,204     $10,493        $10,333
 8/31/2000    $11,046    $10,411    $ 9,286     $10,645        $10,386
 9/30/2000    $10,802    $ 9,861    $ 8,836     $10,712        $10,443
10/31/2000    $10,408    $ 9,819    $ 8,629     $10,783        $10,496
11/30/2000    $ 9,561    $ 9,045    $ 8,307     $10,959        $10,554
12/31/2000    $ 9,891    $ 9,090    $ 8,604     $11,163        $10,615
 1/31/2001    $10,245    $ 9,412    $ 8,600     $11,345        $10,684
 2/28/2001    $ 9,697    $ 8,554    $ 7,956     $11,444        $10,727
 3/31/2001    $ 9,321    $ 8,012    $ 7,429     $11,501        $10,781
 4/30/2001    $ 9,787    $ 8,635    $ 7,950     $11,454        $10,825
 5/31/2001    $ 9,838    $ 8,692    $ 7,676     $11,523        $10,867
 6/30/2001    $ 9,744    $ 8,481    $ 7,365     $11,566        $10,899
 7/31/2001    $ 9,625    $ 8,397    $ 7,232     $11,825        $10,935
 8/31/2001    $ 9,403    $ 7,872    $ 7,050     $11,960        $10,971
 9/30/2001    $ 8,710    $ 7,236    $ 6,337     $12,100        $11,019
10/31/2001    $ 9,019    $ 7,374    $ 6,499     $12,353        $11,048
11/30/2001    $ 9,327    $ 7,940    $ 6,739     $12,183        $11,071
12/31/2001    $ 9,477    $ 8,009    $ 6,780     $12,105        $11,089
 1/31/2002    $ 9,442    $ 7,892    $ 6,420     $12,203        $11,104
 2/28/2002    $ 9,380    $ 7,740    $ 6,465     $12,322        $11,119
 3/31/2002    $ 9,660    $ 8,031    $ 6,818     $12,117        $11,136
 4/30/2002    $ 9,634    $ 7,544    $ 6,868     $12,352        $11,153
 5/31/2002    $ 9,572    $ 7,489    $ 6,961     $12,457        $11,170
 6/30/2002    $ 9,214    $ 6,955    $ 6,686     $12,564        $11,187
 7/31/2002    $ 8,692    $ 6,413    $ 6,027     $12,716        $11,202
 8/31/2002    $ 8,754    $ 6,455    $ 6,014     $12,931        $11,219
 9/30/2002    $ 8,343    $ 5,754    $ 5,370     $13,140        $11,237
10/31/2002    $ 8,592    $ 6,260    $ 5,659     $13,080        $11,254
11/30/2002    $ 8,895    $ 6,629    $ 5,917     $13,077        $11,271
12/31/2002    $ 8,764    $ 6,239    $ 5,718     $13,347        $11,283
 1/31/2003    $ 8,701    $ 6,076    $ 5,480     $13,358        $11,296
 2/28/2003    $ 8,647    $ 5,985    $ 5,355     $13,543        $11,305
 3/31/2003    $ 8,619    $ 6,043    $ 5,253     $13,533        $11,318
 4/30/2003    $ 9,024    $ 6,540    $ 5,774     $13,645        $11,329
 5/31/2003    $ 9,465    $ 6,885    $ 6,130     $13,899        $11,341
 6/30/2003    $ 9,539    $ 6,973    $ 6,281     $13,871        $11,355
 7/31/2003    $ 9,603    $ 7,096    $ 6,434     $13,405        $11,363
 8/31/2003    $ 9,891    $ 7,234    $ 6,591     $13,494        $11,371
 9/30/2003    $ 9,923    $ 7,157    $ 6,795     $13,851        $11,381
10/31/2003    $10,267    $ 7,562    $ 7,219     $13,722        $11,390
11/30/2003    $10,475    $ 7,629    $ 7,381     $13,755        $11,399
12/31/2003    $10,725    $ 8,029    $ 7,958     $13,895        $11,408
 1/31/2004    $10,826    $ 8,176    $ 8,071     $14,007        $11,418
 2/29/2004    $10,944    $ 8,290    $ 8,258     $14,158        $11,425
 3/31/2004    $10,971    $ 8,165    $ 8,308     $14,264        $11,435
 4/30/2004    $10,632    $ 8,037    $ 8,127     $13,893        $11,443
 5/31/2004    $10,742    $ 8,147    $ 8,162     $13,838        $11,451
 6/30/2004    $10,897    $ 8,305    $ 8,345     $13,916        $11,456
 7/31/2004    $10,677    $ 8,030    $ 8,075     $14,054        $11,467
 8/31/2004    $10,759    $ 8,063    $ 8,112     $14,322        $11,478
 9/30/2004    $10,992    $ 8,150    $ 8,326     $14,361        $11,491
10/31/2004    $11,166    $ 8,275    $ 8,610     $14,481        $11,504
11/30/2004    $11,525    $ 8,610    $ 9,201     $14,366        $11,516
12/31/2004    $11,759    $ 8,902    $ 9,605     $14,498        $11,538
 1/31/2005    $11,546    $ 8,685    $ 9,429     $14,589        $11,554
 2/28/2005    $11,787    $ 8,868    $ 9,839     $14,503        $11,572
 3/31/2005    $11,591    $ 8,711    $ 9,595     $14,428        $11,599
 4/30/2005    $11,405    $ 8,546    $ 9,381     $14,624        $11,623
 5/31/2005    $11,628    $ 8,818    $ 9,395     $14,782        $11,650
 6/30/2005    $11,775    $ 8,830    $ 9,523     $14,862        $11,676
 7/31/2005    $12,036    $ 9,159    $ 9,816     $14,727        $11,702
 8/31/2005    $12,082    $ 9,075    $10,067     $14,916        $11,734
 9/30/2005    $12,204    $ 9,149    $10,517     $14,762        $11,767
10/31/2005    $11,970    $ 8,996    $10,211     $14,645        $11,795
11/30/2005    $12,288    $ 9,337    $10,463     $14,710        $11,834
12/31/2005    $12,465    $ 9,340    $10,951     $14,850        $11,871
 1/31/2006    $12,959    $ 9,587    $11,624     $14,851        $11,905
 2/28/2006    $12,949    $ 9,613    $11,600     $14,900        $11,943
 3/31/2006    $13,147    $ 9,733    $11,988     $14,754        $11,990
 4/30/2006    $13,299    $ 9,863    $12,570     $14,727        $12,033
 5/31/2006    $12,937    $ 9,580    $12,097     $14,711        $12,080
 6/30/2006    $12,969    $ 9,593    $12,101     $14,743        $12,125
 7/31/2006    $12,921    $ 9,652    $12,222     $14,942        $12,175
 8/31/2006    $13,132    $ 9,881    $12,562     $15,171        $12,228
 9/30/2006    $13,181    $10,136    $12,583     $15,304        $12,282
10/31/2006    $13,529    $10,466    $13,074     $15,405        $12,330
11/30/2006    $13,868    $10,665    $13,468     $15,584        $12,382
12/31/2006    $13,945    $10,815    $13,892     $15,493        $12,436
 1/31/2007    $14,114    $10,978    $13,987     $15,487        $12,486
 2/28/2007    $14,124    $10,764    $14,102     $15,726        $12,535
 3/31/2007    $14,294    $10,884    $14,468     $15,726        $12,592
 4/30/2007    $14,643    $11,366    $15,124     $15,811        $12,646
 5/31/2007    $14,943    $11,763    $15,409     $15,691        $12,703
 6/30/2007    $14,896    $11,567    $15,433     $15,645        $12,751
 7/31/2007    $14,722    $11,209    $15,207     $15,776        $12,799
 8/31/2007    $14,773    $11,377    $14,973     $15,969        $12,872
 9/30/2007    $15,359    $11,802    $15,777     $16,090        $12,919
10/31/2007    $15,803    $11,990    $16,399     $16,235        $12,958
11/30/2007    $15,328    $11,489    $15,864     $16,527        $13,017
12/31/2007    $15,292    $11,409    $15,508     $16,573        $13,047
 1/31/2008    $14,727    $10,725    $14,077     $16,851        $13,114
 2/29/2008    $14,717    $10,376    $14,283     $16,875        $13,136
 3/31/2008    $14,547    $10,332    $14,139     $16,932        $13,167
 4/30/2008    $14,996    $10,835    $14,925     $16,897        $13,181
 5/31/2008    $15,221    $10,975    $15,099     $16,773        $13,187
 6/30/2008    $14,515    $10,050    $13,867     $16,759        $13,207
 7/31/2008    $14,361    $ 9,965    $13,423     $16,746        $13,233
 8/31/2008    $14,405    $10,109    $12,883     $16,905        $13,251
 9/30/2008    $13,500    $ 9,209    $11,024     $16,678        $13,287
10/31/2008    $12,043    $ 7,662    $ 8,800     $16,284        $13,308
11/30/2008    $11,698    $ 7,112    $ 8,329     $16,814        $13,322
12/31/2008    $12,077    $ 7,188    $ 8,830     $17,441        $13,320
 1/31/2009    $11,726    $ 6,582    $ 7,965     $17,288        $13,319
 2/28/2009    $11,172    $ 5,881    $ 7,151     $17,222        $13,321
 3/31/2009    $11,753    $ 6,396    $ 7,607     $17,462        $13,325
 4/30/2009    $12,538    $ 7,009    $ 8,593     $17,545        $13,329
 5/31/2009    $13,084    $ 7,401    $ 9,626     $17,672        $13,330
 6/30/2009    $13,086    $ 7,415    $ 9,574     $17,773        $13,331
 7/31/2009    $13,788    $ 7,976    $10,449     $18,060        $13,333
 8/31/2009    $14,006    $ 8,264    $11,019     $18,247        $13,336
 9/30/2009    $14,562    $ 8,573    $11,443     $18,438        $13,338
10/31/2009    $14,412    $ 8,413    $11,300     $18,529        $13,341
11/30/2009    $14,794    $ 8,918    $11,529     $18,769        $13,342
12/31/2009    $15,093    $ 9,090    $11,697     $18,476        $13,342

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN A FUND ADJUST TO A RISE IN INTEREST RATES, THAT FUND'S SHARE PRICE MAY DECLINE. BECAUSE THIS FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the figures shown.

(6.) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +21.90% and +4.97%.

(7.) Source: (C) 2009 Morningstar. See page 16 for descriptions of the S&P 500, the MSCI EAFE Index, the BC U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.

                               22 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON MODERATE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING        ENDING        EXPENSES PAID    EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
                                     7/1/09        12/31/09      7/1/09-12/31/09   7/1/09-12/31/09
                                 -------------   -------------   ---------------   ---------------
CLASS A
Actual                              $1,000         $1,152.10          $2.71             $ 6.94
Hypothetical
   (5% return before expenses)      $1,000         $1,022.68          $2.55             $ 6.51
CLASS B
Actual                              $1,000         $1,147.50          $6.71             $10.93
Hypothetical
   (5% return before expenses)      $1,000         $1,018.95          $6.31             $10.26
CLASS C
Actual                              $1,000         $1,147.50          $6.77             $10.99
Hypothetical
   (5% return before expenses)      $1,000         $1,018.90          $6.36             $10.31
CLASS R
Actual                              $1,000         $1,150.40          $4.07             $ 8.29
Hypothetical
   (5% return before expenses)      $1,000         $1,021.42          $3.82             $ 7.78
ADVISOR CLASS
Actual                              $1,000         $1,153.40          $1.36             $ 5.59
Hypothetical
   (5% return before expenses)      $1,000         $1,023.95          $1.28             $ 5.24

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.50%; B: 1.24%; C: 1.25%; R: 0.75%; and
     Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.28%; B: 2.02%; C: 2.03%; R: 1.53%; and
     Advisor: 1.03%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                               24 | Annual Report

Franklin Templeton Growth Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Growth Target Fund

seeks the highest level of long-term total return consistent with a higher level of risk.(1)

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

ASSET ALLOCATION*
Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 12/31/09

                                  (PIE CHART)

Domestic Equity.............................   56.9%
Foreign Equity..............................   24.7%
Domestic Fixed Income.......................    8.4%
Foreign Fixed Income........................    5.4%
Short-Term Investments & Other Net Assets...    4.6%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

PERFORMANCE OVERVIEW

Franklin Templeton Growth Target Fund - Class A delivered a +31.08% cumulative total return for the 12 months under review. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments

(1.) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 52.


                               Annual Report | 25

TOP 10 FUND HOLDINGS
Franklin Templeton Growth Target Fund 12/31/09

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
Franklin Flex Cap Growth Fund
- Advisor Class                             20.2%
Mutual Shares Fund - Class Z                14.2%
Franklin Growth Opportunities Fund
- Advisor Class                              8.7%
Mutual European Fund - Class Z               8.5%
Templeton Foreign Fund
- Advisor Class                              7.7%
Templeton Global Bond Fund
- Advisor Class                              4.7%
Franklin U.S. Government Securities
Fund - Advisor Class                         4.6%
Franklin Gold and Precious Metals Fund
- Advisor Class                              4.5%
Templeton China World Fund
- Advisor Class                              3.9%
Franklin Total Return Fund
- Advisor Class                              3.8%

and other net assets, posted total returns of +26.46%, +32.46%, +5.93% and +0.17%, respectively, during the same time.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 28.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio and will vary the underlying funds' allocation percentages based upon each Target Fund's risk/return level. Maintaining similarity of the underlying Franklin Templeton fund investments across the Conservative, Moderate and Growth Target Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund's assets among the broad asset classes, and when selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund's risk profile.

MANAGER'S DISCUSSION

The Fund's performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Growth Target Fund's domestic equity exposure was 69.7% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2009, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.


                               26 | Annual Report
styles. Franklin Flex Cap Growth Fund - Advisor Class, representing 20.2% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 60.9% of the Fund's total income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 4.7% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund -Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund -Class Z, outperformed the S&P 500 during the 12-month reporting period. Our largest foreign equity fund holding, Mutual European Fund - Class Z, under-performed the MSCI EAFE Index; however, Templeton Foreign Fund - Advisor Class outperformed. On the fixed income side, Franklin U.S. Government Securities Fund - Advisor class underperformed the BC U.S. Aggregate Index while Templeton Global Bond Fund - Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Growth Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                               Annual Report | 27

Performance Summary as of 12/31/09

FRANKLIN TEMPLETON GROWTH TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FGTIX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$3.03    $13.51     $10.48
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.2099
Long-Term Capital Gain            $0.0048
   TOTAL                          $0.2147

CLASS B (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$2.96    $13.28     $10.32
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1266
Long-Term Capital Gain            $0.0048
   TOTAL                          $0.1314

CLASS C (SYMBOL: FTGTX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$2.97    $13.28     $10.31
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1276
Long-Term Capital Gain            $0.0048
   TOTAL                          $0.1324

CLASS R (SYMBOL: FGTRX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$3.00    $13.38     $10.38
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1873
Long-Term Capital Gain            $0.0048
   TOTAL                          $0.1921

ADVISOR CLASS (SYMBOL: FGTZX)               CHANGE   12/31/09   12/31/08
-----------------------------               ------   --------   --------
Net Asset Value (NAV)                       +$3.04    $13.53     $10.49
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.2383
Long-Term Capital Gain            $0.0048
   TOTAL                          $0.2431


                               28 | Annual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(2)                      +31.08%   +24.01%   +28.92%
Average Annual Total Return(3)                  +23.54%    +3.17%    +1.97%
Value of $10,000 Investment(4)                 $12,354   $11,691   $12,155
   Total Annual Operating Expenses(5)
      Without Waiver                    1.58%
      With Waiver                       1.31%

                                                                   INCEPTION
CLASS B                                         1-YEAR    5-YEAR   (12/1/03)
-------                                        -------   -------   ---------
Cumulative Total Return(2)                      +30.05%   +19.44%    +34.23%
Average Annual Total Return(3)                  +26.05%    +3.27%     +4.96%
Value of $10,000 Investment(4)                 $12,605   $11,744    $13,423
   Total Annual Operating Expenses(5)
      Without Waiver                    2.33%
      With Waiver                       2.06%

CLASS C                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(2)                      +30.19%   +19.49%   +19.70%
Average Annual Total Return(3)                  +29.19%    +3.63%    +1.81%
Value of $10,000 Investment(4)                 $12,919   $11,949   $11,970
   Total Annual Operating Expenses(5)
      Without Waiver                    2.33%
      With Waiver                       2.06%

                                                                     INCEPTION
CLASS R                                         1-YEAR     5-YEAR     (1/1/02)
-------                                        --------   --------   ---------
Cumulative Total Return(2)                       +30.87%    +22.50%    +50.14%
Average Annual Total Return(3)                   +30.87%     +4.14%     +5.22%
Value of $10,000 Investment(4)                 $ 13,087   $ 12,250   $ 15,014
   Total Annual Operating Expenses(5)
      Without Waiver                    1.83%
      With Waiver                       1.56%


ADVISOR CLASS(6)                                1-YEAR    5-YEAR    10-YEAR
----------------                               -------   -------   ---------
Cumulative Total Return(2)                      +31.43%   +25.33%   +30.29%
Average Annual Total Return(3)                  +31.43%    +4.62%    +2.68%
Value of $10,000 Investment(4)                 $13,143   $12,533   $13,029
   Total Annual Operating Expenses(5)
      Without Waiver                    1.33%
      With Waiver                       1.06%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.25% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                               Annual Report | 29

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   12/31/09
-------   --------
1-Year     +23.54%
5-Year      +3.17%
10-Year     +1.97%

CLASS A (1/1/00-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN TEMPLETON
             CONSERVATIVE TARGET   S&P 500    MSCI EAFE      BARCLAYS CAPITAL       P&R 90-DAY U.S.
   DATE         FUND - CLASS A      INDEX       INDEX      U.S. AGGREGATE INDEX   TREASURY BILL INDEX
----------   -------------------   -------   -----------   --------------------   -------------------
  1/1/2000         $ 9,421         $10,000     $10,000            $10,000               $10,000
 1/31/2000         $ 9,320         $ 9,498     $ 9,366            $ 9,967               $10,039
 2/28/2000         $10,094         $ 9,318     $ 9,620            $10,088               $10,084
 3/31/2000         $ 9,953         $10,229     $ 9,995            $10,221               $10,135
 4/30/2000         $ 9,583         $ 9,922     $ 9,471            $10,191               $10,186
 5/31/2000         $ 9,379         $ 9,718     $ 9,241            $10,187               $10,241
 6/30/2000         $ 9,649         $ 9,958     $ 9,605            $10,399               $10,285
 7/31/2000         $ 9,625         $ 9,802     $ 9,204            $10,493               $10,333
 8/31/2000         $ 9,998         $10,411     $ 9,286            $10,645               $10,386
 9/30/2000         $ 9,895         $ 9,861     $ 8,836            $10,712               $10,443
10/31/2000         $ 9,758         $ 9,819     $ 8,629            $10,783               $10,496
11/30/2000         $ 9,405         $ 9,045     $ 8,307            $10,959               $10,554
12/31/2000         $ 9,709         $ 9,090     $ 8,604            $11,163               $10,615
 1/31/2001         $ 9,971         $ 9,412     $ 8,600            $11,345               $10,684
 2/28/2001         $ 9,658         $ 8,554     $ 7,956            $11,444               $10,727
 3/31/2001         $ 9,409         $ 8,012     $ 7,429            $11,501               $10,781
 4/30/2001         $ 9,707         $ 8,635     $ 7,950            $11,454               $10,825
 5/31/2001         $ 9,767         $ 8,692     $ 7,676            $11,523               $10,867
 6/30/2001         $ 9,724         $ 8,481     $ 7,365            $11,566               $10,899
 7/31/2001         $ 9,681         $ 8,397     $ 7,232            $11,825               $10,935
 8/31/2001         $ 9,561         $ 7,872     $ 7,050            $11,960               $10,971
 9/30/2001         $ 9,039         $ 7,236     $ 6,337            $12,100               $11,019
10/31/2001         $ 9,290         $ 7,374     $ 6,499            $12,353               $11,048
11/30/2001         $ 9,515         $ 7,940     $ 6,739            $12,183               $11,071
12/31/2001         $ 9,620         $ 8,009     $ 6,780            $12,105               $11,089
 1/31/2002         $ 9,611         $ 7,892     $ 6,420            $12,203               $11,104
 2/28/2002         $ 9,602         $ 7,740     $ 6,465            $12,322               $11,119
 3/31/2002         $ 9,800         $ 8,031     $ 6,818            $12,117               $11,136
 4/30/2002         $ 9,827         $ 7,544     $ 6,868            $12,352               $11,153
 5/31/2002         $ 9,791         $ 7,489     $ 6,961            $12,457               $11,170
 6/30/2002         $ 9,508         $ 6,955     $ 6,686            $12,564               $11,187
 7/31/2002         $ 9,125         $ 6,413     $ 6,027            $12,716               $11,202
 8/31/2002         $ 9,187         $ 6,455     $ 6,014            $12,931               $11,219
 9/30/2002         $ 8,904         $ 5,754     $ 5,370            $13,140               $11,237
10/31/2002         $ 9,074         $ 6,260     $ 5,659            $13,080               $11,254
11/30/2002         $ 9,316         $ 6,629     $ 5,917            $13,077               $11,271
12/31/2002         $ 9,255         $ 6,239     $ 5,718            $13,347               $11,283
 1/31/2003         $ 9,219         $ 6,076     $ 5,480            $13,358               $11,296
 2/28/2003         $ 9,192         $ 5,985     $ 5,355            $13,543               $11,305
 3/31/2003         $ 9,180         $ 6,043     $ 5,253            $13,533               $11,318
 4/30/2003         $ 9,516         $ 6,540     $ 5,774            $13,645               $11,329
 5/31/2003         $ 9,879         $ 6,885     $ 6,130            $13,899               $11,341
 6/30/2003         $ 9,936         $ 6,973     $ 6,281            $13,871               $11,355
 7/31/2003         $ 9,945         $ 7,096     $ 6,434            $13,405               $11,363
 8/31/2003         $10,164         $ 7,234     $ 6,591            $13,494               $11,371
 9/30/2003         $10,233         $ 7,157     $ 6,795            $13,851               $11,381
10/31/2003         $10,480         $ 7,562     $ 7,219            $13,722               $11,390
11/30/2003         $10,645         $ 7,629     $ 7,381            $13,755               $11,399
12/31/2003         $10,861         $ 8,029     $ 7,958            $13,895               $11,408
 1/31/2004         $10,944         $ 8,176     $ 8,071            $14,007               $11,418
 2/29/2004         $11,046         $ 8,290     $ 8,258            $14,158               $11,425
 3/31/2004         $11,061         $ 8,165     $ 8,308            $14,264               $11,435
 4/30/2004         $10,784         $ 8,037     $ 8,127            $13,893               $11,443
 5/31/2004         $10,848         $ 8,147     $ 8,162            $13,838               $11,451
 6/30/2004         $10,978         $ 8,305     $ 8,345            $13,916               $11,456
 7/31/2004         $10,829         $ 8,030     $ 8,075            $14,054               $11,467
 8/31/2004         $10,913         $ 8,063     $ 8,112            $14,322               $11,478
 9/30/2004         $11,091         $ 8,150     $ 8,326            $14,361               $11,491
10/31/2004         $11,250         $ 8,275     $ 8,610            $14,481               $11,504
11/30/2004         $11,539         $ 8,610     $ 9,201            $14,366               $11,516
12/31/2004         $11,728         $ 8,902     $ 9,605            $14,498               $11,538
 1/31/2005         $11,578         $ 8,685     $ 9,429            $14,589               $11,554
 2/28/2005         $11,756         $ 8,868     $ 9,839            $14,503               $11,572
 3/31/2005         $11,597         $ 8,711     $ 9,595            $14,428               $11,599
 4/30/2005         $11,474         $ 8,546     $ 9,381            $14,624               $11,623
 5/31/2005         $11,644         $ 8,818     $ 9,395            $14,782               $11,650
 6/30/2005         $11,749         $ 8,830     $ 9,523            $14,862               $11,676
 7/31/2005         $11,929         $ 9,159     $ 9,816            $14,727               $11,702
 8/31/2005         $11,976         $ 9,075     $10,067            $14,916               $11,734
 9/30/2005         $12,064         $ 9,149     $10,517            $14,762               $11,767
10/31/2005         $11,883         $ 8,996     $10,211            $14,645               $11,795
11/30/2005         $12,131         $ 9,337     $10,463            $14,710               $11,834
12/31/2005         $12,280         $ 9,340     $10,951            $14,850               $11,871
 1/31/2006         $12,655         $ 9,587     $11,624            $14,851               $11,905
 2/28/2006         $12,655         $ 9,613     $11,600            $14,900               $11,943
 3/31/2006         $12,790         $ 9,733     $11,988            $14,754               $11,990
 4/30/2006         $12,925         $ 9,863     $12,570            $14,727               $12,033
 5/31/2006         $12,664         $ 9,580     $12,097            $14,711               $12,080
 6/30/2006         $12,672         $ 9,593     $12,101            $14,743               $12,125
 7/31/2006         $12,672         $ 9,652     $12,222            $14,942               $12,175
 8/31/2006         $12,849         $ 9,881     $12,562            $15,171               $12,228
 9/30/2006         $12,898         $10,136     $12,583            $15,304               $12,282
10/31/2006         $13,174         $10,466     $13,074            $15,405               $12,330
11/30/2006         $13,441         $10,665     $13,468            $15,584               $12,382
12/31/2006         $13,497         $10,815     $13,892            $15,493               $12,436
 1/31/2007         $13,619         $10,978     $13,987            $15,487               $12,486
 2/28/2007         $13,649         $10,764     $14,102            $15,726               $12,535
 3/31/2007         $13,784         $10,884     $14,468            $15,726               $12,592
 4/30/2007         $14,049         $11,366     $15,124            $15,811               $12,646
 5/31/2007         $14,252         $11,763     $15,409            $15,691               $12,703
 6/30/2007         $14,213         $11,567     $15,433            $15,645               $12,751
 7/31/2007         $14,109         $11,209     $15,207            $15,776               $12,799
 8/31/2007         $14,150         $11,377     $14,973            $15,969               $12,872
 9/30/2007         $14,609         $11,802     $15,777            $16,090               $12,919
10/31/2007         $14,934         $11,990     $16,399            $16,235               $12,958
11/30/2007         $14,630         $11,489     $15,864            $16,527               $13,017
12/31/2007         $14,616         $11,409     $15,508            $16,573               $13,047
 1/31/2008         $14,250         $10,725     $14,077            $16,851               $13,114
 2/29/2008         $14,272         $10,376     $14,283            $16,875               $13,136
 3/31/2008         $14,155         $10,332     $14,139            $16,932               $13,167
 4/30/2008         $14,457         $10,835     $14,925            $16,897               $13,181
 5/31/2008         $14,608         $10,975     $15,099            $16,773               $13,187
 6/30/2008         $14,082         $10,050     $13,867            $16,759               $13,207
 7/31/2008         $13,983         $ 9,965     $13,423            $16,746               $13,233
 8/31/2008         $14,005         $10,109     $12,883            $16,905               $13,251
 9/30/2008         $13,356         $ 9,209     $11,024            $16,678               $13,287
10/31/2008         $12,243         $ 7,662     $ 8,800            $16,284               $13,308
11/30/2008         $12,020         $ 7,112     $ 8,329            $16,814               $13,322
12/31/2008         $12,363         $ 7,188     $ 8,830            $17,441               $13,320
 1/31/2009         $12,114         $ 6,582     $ 7,965            $17,288               $13,319
 2/28/2009         $11,661         $ 5,881     $ 7,151            $17,222               $13,321
 3/31/2009         $12,139         $ 6,396     $ 7,607            $17,462               $13,325
 4/30/2009         $12,764         $ 7,009     $ 8,593            $17,545               $13,329
 5/31/2009         $13,197         $ 7,401     $ 9,626            $17,672               $13,330
 6/30/2009         $13,204         $ 7,415     $ 9,574            $17,773               $13,331
 7/31/2009         $13,767         $ 7,976     $10,449            $18,060               $13,333
 8/31/2009         $13,939         $ 8,264     $11,019            $18,247               $13,336
 9/30/2009         $14,389         $ 8,573     $11,443            $18,438               $13,338
10/31/2009         $14,285         $ 8,413     $11,300            $18,529               $13,341
11/30/2009         $14,597         $ 8,918     $11,529            $18,769               $13,342
12/31/2009         $14,795         $ 9,090     $11,697            $18,476               $13,342

AVERAGE ANNUAL TOTAL RETURN

CLASS B                     12/31/09
-------                     --------
1-Year                       +26.05%
5-Year                        +3.27%
Since Inception (12/1/03)     +4.96%

CLASS B (12/1/03-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN TEMPLETON
             CONSERVATIVE TARGET   S&P 500    MSCI EAFE      BARCLAYS CAPITAL       P&R 90-DAY U.S.
   DATE         FUND - CLASS B      INDEX       INDEX      U.S. AGGREGATE INDEX   TREASURY BILL INDEX
----------   -------------------   -------   -----------   --------------------   -------------------
 12/1/2003         $10,000         $10,000     $10,000            $10,000               $10,000
12/31/2003         $10,170         $10,524     $10,782            $10,102               $10,008
 1/31/2004         $10,239         $10,718     $10,935            $10,183               $10,016
 2/29/2004         $10,326         $10,867     $11,189            $10,293               $10,023
 3/31/2004         $10,337         $10,703     $11,257            $10,370               $10,031
 4/30/2004         $10,068         $10,535     $11,012            $10,101               $10,038
 5/31/2004         $10,129         $10,679     $11,059            $10,060               $10,045
 6/30/2004         $10,237         $10,887     $11,306            $10,117               $10,050
 7/31/2004         $10,098         $10,527     $10,941            $10,217               $10,059
 8/31/2004         $10,168         $10,569     $10,991            $10,412               $10,069
 9/30/2004         $10,329         $10,684     $11,280            $10,440               $10,080
10/31/2004         $10,468         $10,847     $11,666            $10,528               $10,092
11/30/2004         $10,738         $11,286     $12,466            $10,444               $10,102
12/31/2004         $10,908         $11,670     $13,013            $10,540               $10,122
 1/31/2005         $10,751         $11,385     $12,775            $10,606               $10,136
 2/28/2005         $10,917         $11,625     $13,330            $10,544               $10,151
 3/31/2005         $10,757         $11,419     $13,001            $10,490               $10,175
 4/30/2005         $10,643         $11,202     $12,710            $10,632               $10,196
 5/31/2005         $10,792         $11,559     $12,729            $10,747               $10,220
 6/30/2005         $10,878         $11,575     $12,903            $10,805               $10,243
 7/31/2005         $11,045         $12,006     $13,299            $10,707               $10,265
 8/31/2005         $11,080         $11,896     $13,639            $10,844               $10,293
 9/30/2005         $11,150         $11,993     $14,250            $10,732               $10,323
10/31/2005         $10,982         $11,793     $13,834            $10,647               $10,347
11/30/2005         $11,194         $12,239     $14,177            $10,695               $10,381
12/31/2005         $11,330         $12,243     $14,837            $10,796               $10,414
 1/31/2006         $11,669         $12,567     $15,749            $10,797               $10,443
 2/28/2006         $11,669         $12,601     $15,717            $10,833               $10,477
 3/31/2006         $11,779         $12,758     $16,243            $10,726               $10,518
 4/30/2006         $11,886         $12,929     $17,030            $10,707               $10,555
 5/31/2006         $11,645         $12,557     $16,389            $10,695               $10,597
 6/30/2006         $11,650         $12,574     $16,395            $10,718               $10,637
 7/31/2006         $11,632         $12,652     $16,560            $10,863               $10,680
 8/31/2006         $11,795         $12,953     $17,019            $11,029               $10,727
 9/30/2006         $11,835         $13,287     $17,049            $11,126               $10,774
10/31/2006         $12,071         $13,720     $17,714            $11,200               $10,816
11/30/2006         $12,316         $13,981     $18,248            $11,330               $10,862
12/31/2006         $12,355         $14,177     $18,822            $11,264               $10,909
 1/31/2007         $12,457         $14,391     $18,951            $11,259               $10,953
 2/28/2007         $12,485         $14,110     $19,106            $11,433               $10,996
 3/31/2007         $12,593         $14,267     $19,603            $11,433               $11,046
 4/30/2007         $12,836         $14,899     $20,491            $11,495               $11,094
 5/31/2007         $13,013         $15,419     $20,878            $11,408               $11,143
 6/30/2007         $12,962         $15,163     $20,910            $11,374               $11,185
 7/31/2007         $12,857         $14,693     $20,604            $11,469               $11,228
 8/31/2007         $12,886         $14,913     $20,287            $11,610               $11,292
 9/30/2007         $13,299         $15,471     $21,376            $11,698               $11,333
10/31/2007         $13,587         $15,717     $22,219            $11,803               $11,367
11/30/2007         $13,299         $15,060     $21,494            $12,015               $11,419
12/31/2007         $13,272         $14,955     $21,011            $12,049               $11,445
 1/31/2008         $12,948         $14,058     $19,072            $12,251               $11,504
 2/29/2008         $12,948         $13,602     $19,352            $12,268               $11,524
 3/31/2008         $12,836         $13,543     $19,157            $12,310               $11,550
 4/30/2008         $13,111         $14,203     $20,222            $12,284               $11,562
 5/31/2008         $13,229         $14,387     $20,457            $12,194               $11,568
 6/30/2008         $12,748         $13,174     $18,788            $12,184               $11,586
 7/31/2008         $12,647         $13,063     $18,187            $12,174               $11,609
 8/31/2008         $12,667         $13,252     $17,454            $12,290               $11,624
 9/30/2008         $12,066         $12,071     $14,937            $12,125               $11,656
10/31/2008         $11,058         $10,044     $11,923            $11,839               $11,674
11/30/2008         $10,846         $ 9,323     $11,285            $12,224               $11,687
12/31/2008         $11,145         $ 9,422     $11,964            $12,680               $11,685
 1/31/2009         $10,919         $ 8,628     $10,792            $12,568               $11,684
 2/28/2009         $10,510         $ 7,709     $ 9,688            $12,521               $11,685
 3/31/2009         $10,931         $ 8,385     $10,307            $12,695               $11,689
 4/30/2009         $11,486         $ 9,187     $11,643            $12,756               $11,692
 5/31/2009         $11,866         $ 9,701     $13,042            $12,848               $11,694
 6/30/2009         $11,871         $ 9,720     $12,971            $12,921               $11,694
 7/31/2009         $12,368         $10,456     $14,157            $13,130               $11,696
 8/31/2009         $12,513         $10,833     $14,929            $13,266               $11,699
 9/30/2009         $12,908         $11,237     $15,504            $13,405               $11,700
10/31/2009         $12,814         $11,029     $15,311            $13,471               $11,703
11/30/2009         $13,074         $11,690     $15,621            $13,645               $11,704
12/31/2009         $13,246         $11,916     $15,848            $13,432               $11,704


                               30 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS C   12/31/09
-------   --------
1-Year     +29.19%
5-Year      +3.63%
10-Year     +1.81%

CLASS C (1/1/00-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN TEMPLETON
             CONSERVATIVE TARGET   S&P 500    MSCI EAFE      BARCLAYS CAPITAL       P&R 90-DAY U.S.
   DATE         FUND - CLASS C      INDEX       INDEX      U.S. AGGREGATE INDEX   TREASURY BILL INDEX
----------   -------------------   -------   -----------   --------------------   -------------------
  1/1/2000         $10,000         $10,000     $10,000            $10,000               $10,000
 1/31/2000         $ 9,883         $ 9,498     $ 9,366            $ 9,967               $10,039
 2/28/2000         $10,702         $ 9,318     $ 9,620            $10,088               $10,084
 3/31/2000         $10,541         $10,229     $ 9,995            $10,221               $10,135
 4/30/2000         $10,147         $ 9,922     $ 9,471            $10,191               $10,186
 5/31/2000         $ 9,928         $ 9,718     $ 9,241            $10,187               $10,241
 6/30/2000         $10,198         $ 9,958     $ 9,605            $10,399               $10,285
 7/31/2000         $10,172         $ 9,802     $ 9,204            $10,493               $10,333
 8/31/2000         $10,553         $10,411     $ 9,286            $10,645               $10,386
 9/30/2000         $10,441         $ 9,861     $ 8,836            $10,712               $10,443
10/31/2000         $10,296         $ 9,819     $ 8,629            $10,783               $10,496
11/30/2000         $ 9,912         $ 9,045     $ 8,307            $10,959               $10,554
12/31/2000         $10,226         $ 9,090     $ 8,604            $11,163               $10,615
 1/31/2001         $10,496         $ 9,412     $ 8,600            $11,345               $10,684
 2/28/2001         $10,164         $ 8,554     $ 7,956            $11,444               $10,727
 3/31/2001         $ 9,895         $ 8,012     $ 7,429            $11,501               $10,781
 4/30/2001         $10,202         $ 8,635     $ 7,950            $11,454               $10,825
 5/31/2001         $10,256         $ 8,692     $ 7,676            $11,523               $10,867
 6/30/2001         $10,201         $ 8,481     $ 7,365            $11,566               $10,899
 7/31/2001         $10,156         $ 8,397     $ 7,232            $11,825               $10,935
 8/31/2001         $10,020         $ 7,872     $ 7,050            $11,960               $10,971
 9/30/2001         $ 9,468         $ 7,236     $ 6,337            $12,100               $11,019
10/31/2001         $ 9,724         $ 7,374     $ 6,499            $12,353               $11,048
11/30/2001         $ 9,953         $ 7,940     $ 6,739            $12,183               $11,071
12/31/2001         $10,065         $ 8,009     $ 6,780            $12,105               $11,089
 1/31/2002         $10,037         $ 7,892     $ 6,420            $12,203               $11,104
 2/28/2002         $10,019         $ 7,740     $ 6,465            $12,322               $11,119
 3/31/2002         $10,225         $ 8,031     $ 6,818            $12,117               $11,136
 4/30/2002         $10,244         $ 7,544     $ 6,868            $12,352               $11,153
 5/31/2002         $10,197         $ 7,489     $ 6,961            $12,457               $11,170
 6/30/2002         $ 9,901         $ 6,955     $ 6,686            $12,564               $11,187
 7/31/2002         $ 9,498         $ 6,413     $ 6,027            $12,716               $11,202
 8/31/2002         $ 9,563         $ 6,455     $ 6,014            $12,931               $11,219
 9/30/2002         $ 9,260         $ 5,754     $ 5,370            $13,140               $11,237
10/31/2002         $ 9,429         $ 6,260     $ 5,659            $13,080               $11,254
11/30/2002         $ 9,674         $ 6,629     $ 5,917            $13,077               $11,271
12/31/2002         $ 9,608         $ 6,239     $ 5,718            $13,347               $11,283
 1/31/2003         $ 9,560         $ 6,076     $ 5,480            $13,358               $11,296
 2/28/2003         $ 9,532         $ 5,985     $ 5,355            $13,543               $11,305
 3/31/2003         $ 9,513         $ 6,043     $ 5,253            $13,533               $11,318
 4/30/2003         $ 9,845         $ 6,540     $ 5,774            $13,645               $11,329
 5/31/2003         $10,225         $ 6,885     $ 6,130            $13,899               $11,341
 6/30/2003         $10,277         $ 6,973     $ 6,281            $13,871               $11,355
 7/31/2003         $10,277         $ 7,096     $ 6,434            $13,405               $11,363
 8/31/2003         $10,496         $ 7,234     $ 6,591            $13,494               $11,371
 9/30/2003         $10,560         $ 7,157     $ 6,795            $13,851               $11,381
10/31/2003         $10,808         $ 7,562     $ 7,219            $13,722               $11,390
11/30/2003         $10,970         $ 7,629     $ 7,381            $13,755               $11,399
12/31/2003         $11,189         $ 8,029     $ 7,958            $13,895               $11,408
 1/31/2004         $11,265         $ 8,176     $ 8,071            $14,007               $11,418
 2/29/2004         $11,362         $ 8,290     $ 8,258            $14,158               $11,425
 3/31/2004         $11,375         $ 8,165     $ 8,308            $14,264               $11,435
 4/30/2004         $11,077         $ 8,037     $ 8,127            $13,893               $11,443
 5/31/2004         $11,144         $ 8,147     $ 8,162            $13,838               $11,451
 6/30/2004         $11,257         $ 8,305     $ 8,345            $13,916               $11,456
 7/31/2004         $11,103         $ 8,030     $ 8,075            $14,054               $11,467
 8/31/2004         $11,180         $ 8,063     $ 8,112            $14,322               $11,478
 9/30/2004         $11,364         $ 8,150     $ 8,326            $14,361               $11,491
10/31/2004         $11,518         $ 8,275     $ 8,610            $14,481               $11,504
11/30/2004         $11,808         $ 8,610     $ 9,201            $14,366               $11,516
12/31/2004         $11,994         $ 8,902     $ 9,605            $14,498               $11,538
 1/31/2005         $11,819         $ 8,685     $ 9,429            $14,589               $11,554
 2/28/2005         $12,004         $ 8,868     $ 9,839            $14,503               $11,572
 3/31/2005         $11,835         $ 8,711     $ 9,595            $14,428               $11,599
 4/30/2005         $11,708         $ 8,546     $ 9,381            $14,624               $11,623
 5/31/2005         $11,864         $ 8,818     $ 9,395            $14,782               $11,650
 6/30/2005         $11,969         $ 8,830     $ 9,523            $14,862               $11,676
 7/31/2005         $12,144         $ 9,159     $ 9,816            $14,727               $11,702
 8/31/2005         $12,183         $ 9,075     $10,067            $14,916               $11,734
 9/30/2005         $12,262         $ 9,149     $10,517            $14,762               $11,767
10/31/2005         $12,076         $ 8,996     $10,211            $14,645               $11,795
11/30/2005         $12,311         $ 9,337     $10,463            $14,710               $11,834
12/31/2005         $12,453         $ 9,340     $10,951            $14,850               $11,871
 1/31/2006         $12,838         $ 9,587     $11,624            $14,851               $11,905
 2/28/2006         $12,829         $ 9,613     $11,600            $14,900               $11,943
 3/31/2006         $12,961         $ 9,733     $11,988            $14,754               $11,990
 4/30/2006         $13,080         $ 9,863     $12,570            $14,727               $12,033
 5/31/2006         $12,803         $ 9,580     $12,097            $14,711               $12,080
 6/30/2006         $12,817         $ 9,593     $12,101            $14,743               $12,125
 7/31/2006         $12,797         $ 9,652     $12,222            $14,942               $12,175
 8/31/2006         $12,968         $ 9,881     $12,562            $15,171               $12,228
 9/30/2006         $13,014         $10,136     $12,583            $15,304               $12,282
10/31/2006         $13,286         $10,466     $13,074            $15,405               $12,330
11/30/2006         $13,548         $10,665     $13,468            $15,584               $12,382
12/31/2006         $13,593         $10,815     $13,892            $15,493               $12,436
 1/31/2007         $13,707         $10,978     $13,987            $15,487               $12,486
 2/28/2007         $13,727         $10,764     $14,102            $15,726               $12,535
 3/31/2007         $13,859         $10,884     $14,468            $15,726               $12,592
 4/30/2007         $14,118         $11,366     $15,124            $15,811               $12,646
 5/31/2007         $14,314         $11,763     $15,409            $15,691               $12,703
 6/30/2007         $14,259         $11,567     $15,433            $15,645               $12,751
 7/31/2007         $14,143         $11,209     $15,207            $15,776               $12,799
 8/31/2007         $14,185         $11,377     $14,973            $15,969               $12,872
 9/30/2007         $14,625         $11,802     $15,777            $16,090               $12,919
10/31/2007         $14,955         $11,990     $16,399            $16,235               $12,958
11/30/2007         $14,636         $11,489     $15,864            $16,527               $13,017
12/31/2007         $14,609         $11,409     $15,508            $16,573               $13,047
 1/31/2008         $14,239         $10,725     $14,077            $16,851               $13,114
 2/29/2008         $14,239         $10,376     $14,283            $16,875               $13,136
 3/31/2008         $14,117         $10,332     $14,139            $16,932               $13,167
 4/30/2008         $14,422         $10,835     $14,925            $16,897               $13,181
 5/31/2008         $14,553         $10,975     $15,099            $16,773               $13,187
 6/30/2008         $14,023         $10,050     $13,867            $16,759               $13,207
 7/31/2008         $13,912         $ 9,965     $13,423            $16,746               $13,233
 8/31/2008         $13,934         $10,109     $12,883            $16,905               $13,251
 9/30/2008         $13,277         $ 9,209     $11,024            $16,678               $13,287
10/31/2008         $12,155         $ 7,662     $ 8,800            $16,284               $13,308
11/30/2008         $11,931         $ 7,112     $ 8,329            $16,814               $13,322
12/31/2008         $12,266         $ 7,188     $ 8,830            $17,441               $13,320
 1/31/2009         $12,015         $ 6,582     $ 7,965            $17,288               $13,319
 2/28/2009         $11,560         $ 5,881     $ 7,151            $17,222               $13,321
 3/31/2009         $12,031         $ 6,396     $ 7,607            $17,462               $13,325
 4/30/2009         $12,636         $ 7,009     $ 8,593            $17,545               $13,329
 5/31/2009         $13,059         $ 7,401     $ 9,626            $17,672               $13,330
 6/30/2009         $13,055         $ 7,415     $ 9,574            $17,773               $13,331
 7/31/2009         $13,608         $ 7,976     $10,449            $18,060               $13,333
 8/31/2009         $13,758         $ 8,264     $11,019            $18,247               $13,336
 9/30/2009         $14,198         $ 8,573     $11,443            $18,438               $13,338
10/31/2009         $14,094         $ 8,413     $11,300            $18,529               $13,341
11/30/2009         $14,383         $ 8,918     $11,529            $18,769               $13,342
12/31/2009         $14,577         $ 9,090     $11,697            $18,476               $13,342

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    12/31/09
-------                    --------
1-Year                      +30.87%
5-Year                       +4.14%
Since Inception (1/1/02)     +5.22%

CLASS R (1/1/02-12/31/09)

                               (PERFORMANCE GRAPH)

              FRANKLIN TEMPLETON
             CONSERVATIVE TARGET   S&P 500    MSCI EAFE      BARCLAYS CAPITAL       P&R 90-DAY U.S.
   DATE         FUND - CLASS R      INDEX       INDEX      U.S. AGGREGATE INDEX   TREASURY BILL INDEX
----------   -------------------   -------   -----------   --------------------   -------------------
  1/1/2002         $10,000         $10,000     $10,000            $10,000               $10,000
 1/31/2002         $ 9,982         $ 9,854     $ 9,469            $10,081               $10,014
 2/28/2002         $ 9,972         $ 9,664     $ 9,536            $10,179               $10,027
 3/31/2002         $10,178         $10,027     $10,057            $10,009               $10,042
 4/30/2002         $10,196         $ 9,420     $10,130            $10,204               $10,057
 5/31/2002         $10,159         $ 9,350     $10,267            $10,290               $10,073
 6/30/2002         $ 9,869         $ 8,684     $ 9,862            $10,379               $10,088
 7/31/2002         $ 9,461         $ 8,007     $ 8,889            $10,505               $10,102
 8/31/2002         $ 9,526         $ 8,060     $ 8,871            $10,682               $10,117
 9/30/2002         $ 9,232         $ 7,184     $ 7,921            $10,855               $10,133
10/31/2002         $ 9,409         $ 7,816     $ 8,347            $10,806               $10,149
11/30/2002         $ 9,650         $ 8,276     $ 8,727            $10,803               $10,165
12/31/2002         $ 9,591         $ 7,790     $ 8,434            $11,026               $10,175
 1/31/2003         $ 9,554         $ 7,586     $ 8,083            $11,035               $10,186
 2/28/2003         $ 9,516         $ 7,472     $ 7,898            $11,188               $10,195
 3/31/2003         $ 9,510         $ 7,545     $ 7,749            $11,179               $10,207
 4/30/2003         $ 9,850         $ 8,166     $ 8,517            $11,272               $10,217
 5/31/2003         $10,228         $ 8,596     $ 9,041            $11,482               $10,227
 6/30/2003         $10,284         $ 8,706     $ 9,265            $11,459               $10,240
 7/31/2003         $10,293         $ 8,859     $ 9,491            $11,074               $10,247
 8/31/2003         $10,511         $ 9,032     $ 9,721            $11,147               $10,255
 9/30/2003         $10,584         $ 8,936     $10,023            $11,442               $10,263
10/31/2003         $10,831         $ 9,442     $10,648            $11,336               $10,272
11/30/2003         $11,002         $ 9,525     $10,887            $11,363               $10,280
12/31/2003         $11,228         $10,024     $11,738            $11,478               $10,288
 1/31/2004         $11,314         $10,208     $11,904            $11,571               $10,297
 2/29/2004         $11,410         $10,350     $12,181            $11,696               $10,303
 3/31/2004         $11,431         $10,194     $12,255            $11,784               $10,312
 4/30/2004         $11,134         $10,034     $11,988            $11,477               $10,319
 5/31/2004         $11,210         $10,172     $12,040            $11,431               $10,326
 6/30/2004         $11,328         $10,370     $12,308            $11,496               $10,331
 7/31/2004         $11,174         $10,026     $11,911            $11,610               $10,341
 8/31/2004         $11,260         $10,067     $11,966            $11,831               $10,351
 9/30/2004         $11,449         $10,176     $12,280            $11,863               $10,363
10/31/2004         $11,604         $10,332     $12,700            $11,963               $10,375
11/30/2004         $11,902         $10,750     $13,571            $11,867               $10,385
12/31/2004         $12,098         $11,115     $14,167            $11,976               $10,405
 1/31/2005         $11,932         $10,844     $13,908            $12,052               $10,420
 2/28/2005         $12,117         $11,073     $14,512            $11,981               $10,436
 3/31/2005         $11,948         $10,877     $14,153            $11,919               $10,460
 4/30/2005         $11,821         $10,670     $13,837            $12,080               $10,482
 5/31/2005         $11,996         $11,010     $13,858            $12,211               $10,506
 6/30/2005         $12,097         $11,025     $14,047            $12,278               $10,530
 7/31/2005         $12,283         $11,435     $14,479            $12,166               $10,553
 8/31/2005         $12,332         $11,331     $14,849            $12,322               $10,582
 9/30/2005         $12,415         $11,423     $15,513            $12,195               $10,612
10/31/2005         $12,228         $11,232     $15,061            $12,098               $10,636
11/30/2005         $12,474         $11,657     $15,433            $12,152               $10,672
12/31/2005         $12,627         $11,661     $16,153            $12,267               $10,705
 1/31/2006         $13,013         $11,970     $17,145            $12,268               $10,736
 2/28/2006         $13,013         $12,003     $17,110            $12,309               $10,770
 3/31/2006         $13,155         $12,152     $17,683            $12,188               $10,812
 4/30/2006         $13,284         $12,315     $18,540            $12,166               $10,851
 5/31/2006         $13,005         $11,961     $17,843            $12,153               $10,893
 6/30/2006         $13,025         $11,977     $17,849            $12,179               $10,934
 7/31/2006         $13,015         $12,051     $18,028            $12,343               $10,979
 8/31/2006         $13,197         $12,338     $18,528            $12,532               $11,028
 9/30/2006         $13,239         $12,655     $18,561            $12,642               $11,076
10/31/2006         $13,524         $13,068     $19,284            $12,726               $11,119
11/30/2006         $13,798         $13,316     $19,866            $12,874               $11,166
12/31/2006         $13,855         $13,503     $20,491            $12,799               $11,215
 1/31/2007         $13,969         $13,707     $20,631            $12,794               $11,260
 2/28/2007         $14,000         $13,439     $20,800            $12,991               $11,304
 3/31/2007         $14,134         $13,590     $21,340            $12,991               $11,355
 4/30/2007         $14,406         $14,192     $22,308            $13,061               $11,404
 5/31/2007         $14,615         $14,687     $22,729            $12,962               $11,455
 6/30/2007         $14,565         $14,443     $22,764            $12,924               $11,499
 7/31/2007         $14,458         $13,995     $22,431            $13,032               $11,542
 8/31/2007         $14,501         $14,205     $22,086            $13,192               $11,608
 9/30/2007         $14,953         $14,736     $23,272            $13,292               $11,650
10/31/2007         $15,297         $14,970     $24,189            $13,411               $11,686
11/30/2007         $14,974         $14,345     $23,399            $13,652               $11,738
12/31/2007         $14,951         $14,245     $22,874            $13,691               $11,766
 1/31/2008         $14,587         $13,391     $20,763            $13,921               $11,826
 2/29/2008         $14,598         $12,956     $21,067            $13,940               $11,846
 3/31/2008         $14,472         $12,900     $20,856            $13,987               $11,874
 4/30/2008         $14,794         $13,528     $22,015            $13,958               $11,886
 5/31/2008         $14,938         $13,703     $22,271            $13,856               $11,892
 6/30/2008         $14,399         $12,548     $20,454            $13,845               $11,910
 7/31/2008         $14,285         $12,442     $19,799            $13,833               $11,934
 8/31/2008         $14,308         $12,622     $19,002            $13,965               $11,950
 9/30/2008         $13,646         $11,498     $16,261            $13,777               $11,983
10/31/2008         $12,506         $ 9,567     $12,981            $13,452               $12,001
11/30/2008         $12,278         $ 8,880     $12,285            $13,890               $12,014
12/31/2008         $12,621         $ 8,975     $13,025            $14,408               $12,012
 1/31/2009         $12,366         $ 8,218     $11,749            $14,281               $12,011
 2/28/2009         $11,902         $ 7,343     $10,547            $14,227               $12,013
 3/31/2009         $12,385         $ 7,986     $11,221            $14,425               $12,016
 4/30/2009         $13,024         $ 8,751     $12,675            $14,494               $12,020
 5/31/2009         $13,467         $ 9,240     $14,198            $14,599               $12,021
 6/30/2009         $13,467         $ 9,259     $14,121            $14,682               $12,022
 7/31/2009         $14,042         $ 9,959     $15,413            $14,919               $12,024
 8/31/2009         $14,207         $10,318     $16,253            $15,073               $12,026
 9/30/2009         $14,660         $10,703     $16,878            $15,232               $12,028
10/31/2009         $14,565         $10,505     $16,668            $15,307               $12,031
11/30/2009         $14,861         $11,135     $17,006            $15,505               $12,031
12/31/2009         $15,076         $11,350     $17,253            $15,263               $12,032

                               Annual Report | 31

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(6)   12/31/09
----------------   --------
1-Year              +31.43%
5-Year               +4.62%
10-Year              +2.68%

ADVISOR CLASS (1/1/00-12/31/09)(6)

                               (PERFORMANCE GRAPH)

              FRANKLIN TEMPLETON
             CONSERVATIVE TARGET
                FUND - ADVISOR     S&P 500    MSCI EAFE      BARCLAYS CAPITAL       P&R 90-DAY U.S.
   DATE             CLASS           INDEX       INDEX      U.S. AGGREGATE INDEX   TREASURY BILL INDEX
----------   -------------------   -------   -----------   --------------------   -------------------
  1/1/2000         $10,000         $10,000     $10,000            $10,000               $10,000
 1/31/2000         $ 9,892         $ 9,498     $ 9,366            $ 9,967               $10,039
 2/28/2000         $10,714         $ 9,318     $ 9,620            $10,088               $10,084
 3/31/2000         $10,564         $10,229     $ 9,995            $10,221               $10,135
 4/30/2000         $10,172         $ 9,922     $ 9,471            $10,191               $10,186
 5/31/2000         $ 9,955         $ 9,718     $ 9,241            $10,187               $10,241
 6/30/2000         $10,241         $ 9,958     $ 9,605            $10,399               $10,285
 7/31/2000         $10,216         $ 9,802     $ 9,204            $10,493               $10,333
 8/31/2000         $10,612         $10,411     $ 9,286            $10,645               $10,386
 9/30/2000         $10,502         $ 9,861     $ 8,836            $10,712               $10,443
10/31/2000         $10,357         $ 9,819     $ 8,629            $10,783               $10,496
11/30/2000         $ 9,983         $ 9,045     $ 8,307            $10,959               $10,554
12/31/2000         $10,305         $ 9,090     $ 8,604            $11,163               $10,615
 1/31/2001         $10,584         $ 9,412     $ 8,600            $11,345               $10,684
 2/28/2001         $10,251         $ 8,554     $ 7,956            $11,444               $10,727
 3/31/2001         $ 9,987         $ 8,012     $ 7,429            $11,501               $10,781
 4/30/2001         $10,303         $ 8,635     $ 7,950            $11,454               $10,825
 5/31/2001         $10,366         $ 8,692     $ 7,676            $11,523               $10,867
 6/30/2001         $10,321         $ 8,481     $ 7,365            $11,566               $10,899
 7/31/2001         $10,275         $ 8,397     $ 7,232            $11,825               $10,935
 8/31/2001         $10,148         $ 7,872     $ 7,050            $11,960               $10,971
 9/30/2001         $ 9,594         $ 7,236     $ 6,337            $12,100               $11,019
10/31/2001         $ 9,860         $ 7,374     $ 6,499            $12,353               $11,048
11/30/2001         $10,099         $ 7,940     $ 6,739            $12,183               $11,071
12/31/2001         $10,211         $ 8,009     $ 6,780            $12,105               $11,089
 1/31/2002         $10,201         $ 7,892     $ 6,420            $12,203               $11,104
 2/28/2002         $10,192         $ 7,740     $ 6,465            $12,322               $11,119
 3/31/2002         $10,402         $ 8,031     $ 6,818            $12,117               $11,136
 4/30/2002         $10,430         $ 7,544     $ 6,868            $12,352               $11,153
 5/31/2002         $10,392         $ 7,489     $ 6,961            $12,457               $11,170
 6/30/2002         $10,092         $ 6,955     $ 6,686            $12,564               $11,187
 7/31/2002         $ 9,685         $ 6,413     $ 6,027            $12,716               $11,202
 8/31/2002         $ 9,751         $ 6,455     $ 6,014            $12,931               $11,219
 9/30/2002         $ 9,450         $ 5,754     $ 5,370            $13,140               $11,237
10/31/2002         $ 9,631         $ 6,260     $ 5,659            $13,080               $11,254
11/30/2002         $ 9,888         $ 6,629     $ 5,917            $13,077               $11,271
12/31/2002         $ 9,824         $ 6,239     $ 5,718            $13,347               $11,283
 1/31/2003         $ 9,785         $ 6,076     $ 5,480            $13,358               $11,296
 2/28/2003         $ 9,756         $ 5,985     $ 5,355            $13,543               $11,305
 3/31/2003         $ 9,743         $ 6,043     $ 5,253            $13,533               $11,318
 4/30/2003         $10,100         $ 6,540     $ 5,774            $13,645               $11,329
 5/31/2003         $10,486         $ 6,885     $ 6,130            $13,899               $11,341
 6/30/2003         $10,546         $ 6,973     $ 6,281            $13,871               $11,355
 7/31/2003         $10,556         $ 7,096     $ 6,434            $13,405               $11,363
 8/31/2003         $10,788         $ 7,234     $ 6,591            $13,494               $11,371
 9/30/2003         $10,861         $ 7,157     $ 6,795            $13,851               $11,381
10/31/2003         $11,123         $ 7,562     $ 7,219            $13,722               $11,390
11/30/2003         $11,298         $ 7,629     $ 7,381            $13,755               $11,399
12/31/2003         $11,528         $ 8,029     $ 7,958            $13,895               $11,408
 1/31/2004         $11,616         $ 8,176     $ 8,071            $14,007               $11,418
 2/29/2004         $11,724         $ 8,290     $ 8,258            $14,158               $11,425
 3/31/2004         $11,741         $ 8,165     $ 8,308            $14,264               $11,435
 4/30/2004         $11,446         $ 8,037     $ 8,127            $13,893               $11,443
 5/31/2004         $11,515         $ 8,147     $ 8,162            $13,838               $11,451
 6/30/2004         $11,652         $ 8,305     $ 8,345            $13,916               $11,456
 7/31/2004         $11,494         $ 8,030     $ 8,075            $14,054               $11,467
 8/31/2004         $11,583         $ 8,063     $ 8,112            $14,322               $11,478
 9/30/2004         $11,773         $ 8,150     $ 8,326            $14,361               $11,491
10/31/2004         $11,941         $ 8,275     $ 8,610            $14,481               $11,504
11/30/2004         $12,248         $ 8,610     $ 9,201            $14,366               $11,516
12/31/2004         $12,448         $ 8,902     $ 9,605            $14,498               $11,538
 1/31/2005         $12,289         $ 8,685     $ 9,429            $14,589               $11,554
 2/28/2005         $12,478         $ 8,868     $ 9,839            $14,503               $11,572
 3/31/2005         $12,309         $ 8,711     $ 9,595            $14,428               $11,599
 4/30/2005         $12,179         $ 8,546     $ 9,381            $14,624               $11,623
 5/31/2005         $12,359         $ 8,818     $ 9,395            $14,782               $11,650
 6/30/2005         $12,470         $ 8,830     $ 9,523            $14,862               $11,676
 7/31/2005         $12,661         $ 9,159     $ 9,816            $14,727               $11,702
 8/31/2005         $12,712         $ 9,075     $10,067            $14,916               $11,734
 9/30/2005         $12,805         $ 9,149     $10,517            $14,762               $11,767
10/31/2005         $12,613         $ 8,996     $10,211            $14,645               $11,795
11/30/2005         $12,876         $ 9,337     $10,463            $14,710               $11,834
12/31/2005         $13,024         $ 9,340     $10,951            $14,850               $11,871
 1/31/2006         $13,433         $ 9,587     $11,624            $14,851               $11,905
 2/28/2006         $13,433         $ 9,613     $11,600            $14,900               $11,943
 3/31/2006         $13,581         $ 9,733     $11,988            $14,754               $11,990
 4/30/2006         $13,725         $ 9,863     $12,570            $14,727               $12,033
 5/31/2006         $13,448         $ 9,580     $12,097            $14,711               $12,080
 6/30/2006         $13,465         $ 9,593     $12,101            $14,743               $12,125
 7/31/2006         $13,465         $ 9,652     $12,222            $14,942               $12,175
 8/31/2006         $13,653         $ 9,881     $12,562            $15,171               $12,228
 9/30/2006         $13,713         $10,136     $12,583            $15,304               $12,282
10/31/2006         $14,008         $10,466     $13,074            $15,405               $12,330
11/30/2006         $14,291         $10,665     $13,468            $15,584               $12,382
12/31/2006         $14,363         $10,815     $13,892            $15,493               $12,436
 1/31/2007         $14,492         $10,978     $13,987            $15,487               $12,486
 2/28/2007         $14,525         $10,764     $14,102            $15,726               $12,535
 3/31/2007         $14,674         $10,884     $14,468            $15,726               $12,592
 4/30/2007         $14,956         $11,366     $15,124            $15,811               $12,646
 5/31/2007         $15,184         $11,763     $15,409            $15,691               $12,703
 6/30/2007         $15,140         $11,567     $15,433            $15,645               $12,751
 7/31/2007         $15,029         $11,209     $15,207            $15,776               $12,799
 8/31/2007         $15,074         $11,377     $14,973            $15,969               $12,872
 9/30/2007         $15,561         $11,802     $15,777            $16,090               $12,919
10/31/2007         $15,919         $11,990     $16,399            $16,235               $12,958
11/30/2007         $15,595         $11,489     $15,864            $16,527               $13,017
12/31/2007         $15,580         $11,409     $15,508            $16,573               $13,047
 1/31/2008         $15,201         $10,725     $14,077            $16,851               $13,114
 2/29/2008         $15,224         $10,376     $14,283            $16,875               $13,136
 3/31/2008         $15,105         $10,332     $14,139            $16,932               $13,167
 4/30/2008         $15,440         $10,835     $14,925            $16,897               $13,181
 5/31/2008         $15,590         $10,975     $15,099            $16,773               $13,187
 6/30/2008         $15,040         $10,050     $13,867            $16,759               $13,207
 7/31/2008         $14,934         $ 9,965     $13,423            $16,746               $13,233
 8/31/2008         $14,957         $10,109     $12,883            $16,905               $13,251
 9/30/2008         $14,273         $ 9,209     $11,024            $16,678               $13,287
10/31/2008         $13,082         $ 7,662     $ 8,800            $16,284               $13,308
11/30/2008         $12,844         $ 7,112     $ 8,329            $16,814               $13,322
12/31/2008         $13,219         $ 7,188     $ 8,830            $17,441               $13,320
 1/31/2009         $12,953         $ 6,582     $ 7,965            $17,288               $13,319
 2/28/2009         $12,480         $ 5,881     $ 7,151            $17,222               $13,321
 3/31/2009         $12,987         $ 6,396     $ 7,607            $17,462               $13,325
 4/30/2009         $13,669         $ 7,009     $ 8,593            $17,545               $13,329
 5/31/2009         $14,132         $ 7,401     $ 9,626            $17,672               $13,330
 6/30/2009         $14,135         $ 7,415     $ 9,574            $17,773               $13,331
 7/31/2009         $14,751         $ 7,976     $10,449            $18,060               $13,333
 8/31/2009         $14,923         $ 8,264     $11,019            $18,247               $13,336
 9/30/2009         $15,414         $ 8,573     $11,443            $18,438               $13,338
10/31/2009         $15,315         $ 8,413     $11,300            $18,529               $13,341
11/30/2009         $15,637         $ 8,918     $11,529            $18,769               $13,342
12/31/2009         $15,859         $ 9,090     $11,697            $18,476               $13,342

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN A FUND ADJUST TO A RISE IN INTEREST RATES, THAT FUND'S SHARE PRICE MAY DECLINE. BECAUSE THIS FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.16% and +3.74%.

(7.) Source: (C) 2009 Morningstar. See page 26 for descriptions of the S&P 500, the MSCI EAFE Index, the BC U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


                               32 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON GROWTH TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 33

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID     EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
CLASS A                              7/1/09        12/31/09      7/1/09-12/31/09   7/1/09-12/31/09
-------                          -------------   -------------   ---------------   ---------------
Actual                               $1,000        $1,196.50          $2.77            $ 7.53
Hypothetical
   (5% return before expenses)       $1,000        $1,022.68          $2.55            $ 6.92
CLASS B
Actual                               $1,000        $1,192.90          $6.85            $11.61
Hypothetical
   (5% return before expenses)       $1,000        $1,018.95          $6.31            $10.66
CLASS C
Actual                               $1,000        $1,193.00          $6.91            $11.66
Hypothetical
   (5% return before expenses)       $1,000        $1,018.90          $6.36            $10.71
CLASS R
Actual                               $1,000        $1,195.70          $4.15            $ 8.91
Hypothetical
   (5% return before expenses)       $1,000        $1,021.42          $3.82            $ 8.19
ADVISOR CLASS
Actual                               $1,000        $1,198.70          $1.39            $ 6.15
Hypothetical
   (5% return before expenses)       $1,000        $1,023.95          $1.28            $ 5.65

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.50%; B: 1.24%; C: 1.25%; R: 0.75%; and
     Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.36%; B: 2.10%; C: 2.11%; R: 1.61%; and
     Advisor: 1.11%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                               34 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                         YEAR ENDED DECEMBER 31,
                                                        -------------------------------------------------------
CLASS A                                                   2009       2008        2007        2006        2005
-------                                                 --------   --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $  10.92   $  13.59    $  13.33    $  12.74    $  12.48
                                                        --------   --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b, c) ......................       0.25       0.39        0.48        0.41        0.29
   Net realized and unrealized gains (losses) .......       1.87      (2.44)       0.60        0.84        0.29
                                                        --------   --------    --------    --------    --------
Total from investment operations ....................       2.12      (2.05)       1.08        1.25        0.58
                                                        --------   --------    --------    --------    --------
Less distributions from:
   Net investment income ............................      (0.24)     (0.38)      (0.47)      (0.42)      (0.32)
   Net realized gains ...............................      (0.08)     (0.24)      (0.35)      (0.24)         --
                                                        --------   --------    --------    --------    --------
Total distributions .................................      (0.32)     (0.62)      (0.82)      (0.66)      (0.32)
                                                        --------   --------    --------    --------    --------
Redemption fees(d) ..................................         --         --(e)       --(e)       --(e)       --(e)
                                                        --------   --------    --------    --------    --------
Net asset value, end of year ........................   $  12.72   $  10.92    $  13.59    $  13.33    $  12.74
                                                        ========   ========    ========    ========    ========
Total return(f) .....................................      19.67%    (15.41)%      8.29%       9.92%       4.70%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments
   by affiliates(g) .................................       0.56%      0.65%       0.68%       0.69%       0.73%
Expenses net of waiver and payments
   by affiliates(g) .................................       0.50%      0.51%       0.49%       0.50%       0.69%
Net investment income(c) ............................       2.15%      3.18%       3.52%       3.09%       2.31%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................   $443,376   $282,769    $251,570    $194,477    $162,079
Portfolio turnover rate .............................      11.48%      4.84%       8.11%      11.08%       8.16%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                    YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------
CLASS B                                                  2009      2008      2007      2006      2005
-------                                                 ------   -------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $10.88   $ 13.55    $13.29    $12.71    $12.46
                                                        ------   -------    ------    ------    ------
Income from investment operations(a):
   Net investment income(b, c) ......................     0.16      0.30      0.36      0.30      0.19
   Net realized and unrealized gains (losses) .......     1.87     (2.44)     0.61      0.84      0.29
                                                        ------   -------    ------    ------    ------
Total from investment operations ....................     2.03     (2.14)     0.97      1.14      0.48
                                                        ------   -------    ------    ------    ------
Less distributions from:
   Net investment income ............................    (0.15)    (0.29)    (0.36)    (0.32)    (0.23)
   Net realized gains ...............................    (0.08)    (0.24)    (0.35)    (0.24)       --
                                                        ------   -------    ------    ------    ------
Total distributions .................................    (0.23)    (0.53)    (0.71)    (0.56)    (0.23)
                                                        ------   -------    ------    ------    ------
Redemption fees(d) ..................................       --        --(e)     --(e)     --(e)     --(e)
                                                        ------   -------    ------    ------    ------
Net asset value, end of year ........................   $12.68   $ 10.88    $13.55    $13.29    $12.71
                                                        ======   =======    ======    ======    ======
Total return(f) ......................................   18.85%   (16.02)%    7.42%     9.05%     3.87%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments
   by affiliates(g) .................................     1.31%     1.40%     1.43%     1.44%     1.48%
Expenses net of waiver and payments
   by affiliates(g) .................................     1.25%     1.26%     1.24%     1.25%     1.44%
Net investment income(c).............................     1.40%     2.43%     2.77%     2.34%     1.56%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................   $8,591   $ 7,150    $6,497    $6,422    $6,202
Portfolio turnover rate .............................    11.48%     4.84%     8.11%    11.08%     8.16%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               36 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                       YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------
CLASS C                                                   2009       2008        2007        2006       2005
-------                                                 --------   --------    --------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $  10.77   $  13.42    $  13.18    $ 12.60    $ 12.36
                                                        --------   --------    --------    -------    -------
Income from investment operations(a):
   Net investment income(b, c) ......................       0.16       0.30        0.38       0.30       0.19
   Net realized and unrealized gains (losses) .......       1.85      (2.41)       0.58       0.85       0.28
                                                        --------   --------    --------    -------    -------
Total from investment operations ....................       2.01      (2.11)       0.96       1.15       0.47
                                                        --------   --------    --------    -------    -------
Less distributions from:
   Net investment income ............................      (0.16)     (0.30)      (0.37)     (0.33)     (0.23)
   Net realized gains ...............................      (0.08)     (0.24)      (0.35)     (0.24)        --
                                                        --------   --------    --------    -------    -------
Total distributions .................................      (0.24)     (0.54)      (0.72)     (0.57)     (0.23)
                                                        --------   --------    --------    -------    -------
Redemption fees(d) ..................................         --         --(e)       --(e)      --(e)      --(e)
                                                        --------   --------    --------    -------    -------
Net asset value, end of year ........................   $  12.54   $  10.77    $  13.42    $ 13.18    $ 12.60
                                                        ========   ========    ========    =======    =======
Total return(f) .....................................      18.84%    (16.04)%      7.48%      9.16%      3.83%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments
   by affiliates(g) .................................       1.30%      1.39%       1.43%      1.43%      1.47%
Expenses net of waiver and payments
   by affiliates(g) .................................       1.24%      1.25%       1.24%      1.24%      1.43%
Net investment income(c).............................       1.41%      2.44%       2.77%      2.35%      1.57%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................   $253,622   $152,773    $110,914    $76,018    $63,298
Portfolio turnover rate .............................      11.48%      4.84%       8.11%     11.08%      8.16%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                         YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------
CLASS R                                                     2009      2008        2007        2006        2005
-------                                                   -------   -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $ 10.89   $ 13.55     $ 13.30     $ 12.71     $ 12.46
                                                          -------   -------     -------     -------     -------
Income from investment operations(a):
   Net investment income(b, c) ........................      0.23      0.37        0.47        0.37        0.26
   Net realized and unrealized gains (losses) .........      1.86     (2.44)       0.57        0.85        0.28
                                                          -------   -------     -------     -------     -------
Total from investment operations ......................      2.09     (2.07)       1.04        1.22        0.54
                                                          -------   -------     -------     -------     -------
Less distributions from:
   Net investment income ..............................     (0.21)    (0.35)      (0.44)      (0.39)      (0.29)
   Net realized gains .................................     (0.08)    (0.24)      (0.35)      (0.24)         --
                                                          -------   -------     -------     -------     -------
Total distributions ...................................     (0.29)    (0.59)      (0.79)      (0.63)      (0.29)
                                                          -------   -------     -------     -------     -------
Redemption fees(d) ....................................        --        --(e)       --(e)       --(e)       --(e)
                                                          -------   -------     -------     -------     -------
Net asset value, end of year ..........................   $ 12.69   $ 10.89     $ 13.55     $ 13.30     $ 12.71
                                                          =======   =======     =======     =======     =======
Total return(f) .......................................     19.45%   (15.58)%      7.91%       9.73%       4.37%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..      0.81%     0.90%       0.93%       0.94%       0.98%
Expenses net of waiver and payments by affiliates(g) ..      0.75%     0.76%       0.74%       0.75%       0.94%
Net investment income(c) ..............................      1.90%     2.93%       3.27%       2.84%       2.06%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $59,184   $29,466     $25,476     $14,490     $14,112
Portfolio turnover rate ...............................     11.48%     4384%       8.11%      11.08%       8.16%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               38 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                        YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------------
ADVISOR CLASS                                               2009      2008       2007       2006      2005(a)
-------------                                             -------   -------     ------     ------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $ 10.91   $ 13.57     $13.31     $12.72      $12.81
                                                          -------   -------     ------     ------      ------
Income from investment operations(b):
   Net investment income(c, d) ........................      0.30      0.45       0.53       0.45        0.07
   Net realized and unrealized gains (losses) .........      1.85     (2.46)      0.58       0.83        0.02
                                                          -------   -------     ------     ------      ------
Total from investment operations ......................      2.15     (2.01)      1.11       1.28        0.09
                                                          -------   -------     ------     ------      ------
Less distributions from:
   Net investment income ..............................     (0.27)    (0.41)     (0.50)     (0.45)      (0.18)
   Net realized gains .................................     (0.08)    (0.24)     (0.35)     (0.24)         --
                                                          -------   -------     ------     ------      ------
Total distributions ...................................     (0.35)    (0.65)     (0.85)     (0.69)      (0.18)
                                                          -------   -------     ------     ------      ------
Redemption fees(e) ....................................        --        --(f)      --(f)      --(f)       --(f)
                                                          -------   -------     ------     ------      ------
Net asset value, end of year ..........................   $ 12.71   $ 10.91     $13.57     $13.31      $12.72
                                                          =======   =======     ======     ======      ======
Total return(g) .......................................     19.97%   (15.15)%     8.48%     10.28%       0.68%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..      0.31%     0.40%      0.43%      0.44%       0.48%
Expenses net of waiver and payments by affiliates(i) ..      0.25%     0.26%      0.24%      0.25%       0.44%
Net investment income(d) ..............................      2.40%     3.43%      3.77%      3.34%       2.56%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $10,627   $ 4,307     $3,536     $1,726      $  753
Portfolio turnover rate ...............................     11.48%     4.84%      8.11%     11.08%       8.16%

(a)  For the period December 1, 2005 (effective date) to December 31, 2005.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 39

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

    FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                              SHARES        VALUE
    -------------------------------------------                           -----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 30.0%
(b) Franklin Flex Cap Growth Fund, Advisor Class ......................     2,009,530   $ 84,360,079
(b) Franklin Growth Opportunities Fund, Advisor Class .................     1,839,114     34,906,392
    Franklin MicroCap Value Fund, Advisor Class .......................       575,855     15,548,097
    Franklin Natural Resources Fund, Advisor Class ....................       461,977     15,208,281
(b) Franklin Small Cap Growth Fund, Advisor Class .....................     1,599,055     14,439,470
    Franklin Utilities Fund, Advisor Class ............................       973,080     11,034,722
    Mutual Shares Fund, Class Z .......................................     2,965,617     56,910,197
                                                                                        ------------
                                                                                         232,407,238
                                                                                        ------------
    DOMESTIC FIXED INCOME 22.9%
    Franklin Total Return Fund, Advisor Class .........................     8,148,576     78,307,814
    Franklin U.S. Government Securities Fund, Advisor Class ...........    14,886,390     99,143,357
                                                                                        ------------
                                                                                         177,451,171
                                                                                        ------------
    FOREIGN EQUITY 13.1%
    Franklin Gold and Precious Metals Fund, Advisor Class .............       404,391     16,660,925
    Mutual European Fund, Class Z .....................................     1,720,522     35,081,435
    Templeton China World Fund, Advisor Class .........................       486,823     16,712,617
    Templeton Foreign Fund, Advisor Class .............................     5,125,112     33,210,728
                                                                                        ------------
                                                                                         101,665,705
                                                                                        ------------
    FOREIGN FIXED INCOME 14.3%
    Franklin Templeton Emerging Market Debt Opportunities Fund ........     1,096,744     12,009,346
    Templeton Global Bond Fund, Advisor Class .........................     7,774,593     98,659,586
                                                                                        ------------
                                                                                         110,668,932
                                                                                        ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
         (COST $565,470,917) 80.3% ....................................                  622,193,046
                                                                                        ------------
    SHORT TERM INVESTMENTS (COST $152,256,461) 19.6%
    MONEY MARKET FUNDS 19.6%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .......   152,256,461    152,256,461
                                                                                        ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $717,727,378) 99.9% ...                  774,449,507
    OTHER ASSETS, LESS LIABILITIES 0.1% ...............................                      951,018
                                                                                        ------------
    NET ASSETS 100.0% .................................................                 $775,400,525
                                                                                        ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               40 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                            YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------------------------
CLASS A                                                     2009       2008         2007         2006         2005
-------                                                   --------   --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $  10.67   $  14.35     $  14.03     $  13.14     $  12.69
                                                          --------   --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b, c) ........................       0.25       0.35         0.43         0.35         0.25
   Net realized and unrealized gains (losses) .........       2.35      (3.31)        0.87         1.15         0.50
                                                          --------   --------     --------     --------     --------
Total from investment operations ......................       2.60      (2.96)        1.30         1.50         0.75
                                                          --------   --------     --------     --------     --------
Less distributions from:
   Net investment income ..............................      (0.24)     (0.35)       (0.43)       (0.38)       (0.30)
   Net realized gains .................................      (0.10)     (0.37)       (0.55)       (0.23)          --
                                                          --------   --------     --------     --------     --------
Total distributions ...................................      (0.34)     (0.72)       (0.98)       (0.61)       (0.30)
                                                          --------   --------     --------     --------     --------
Redemption fees(d) ....................................         --         --(e)        --(e)        --(e)        --(e)
                                                          --------   --------     --------     --------     --------
Net asset value, end of year ..........................   $  12.93   $  10.67     $  14.35     $  14.03     $  13.14
                                                          ========   ========     ========     ========     ========
Total return(f) .......................................      24.68%    (21.22)%       9.40%       11.57%        5.94%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..       0.57%      0.68%        0.68%        0.70%        0.74%
Expenses net of waiver and payments by affiliates(g) ..       0.50%      0.52%        0.50%        0.50%        0.69%
Net investment income(c) ..............................       2.19%      2.74%        2.92%        2.56%        1.93%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $755,399   $476,415     $491,451     $401,392     $316,754
Portfolio turnover rate                                      13.71%      7.29%       10.29%        9.40%       10.59%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                         YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------
CLASS B                                                     2009      2008       2007         2006        2005
-------                                                   -------   -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $ 10.64   $ 14.31     $ 13.99     $ 13.10     $ 12.66
                                                          -------   -------     -------     -------     -------
Income from investment operations(a):
   Net investment income(b, c) ........................      0.16      0.25        0.31        0.24        0.15
   Net realized and unrealized gains (losses) .........      2.34     (3.30)       0.88        1.15        0.50
                                                          -------   -------     -------     -------     -------
Total from investment operations ......................      2.50     (3.05)       1.19        1.39        0.65
                                                          -------   -------     -------     -------     -------
Less distributions from:
   Net investment income ..............................     (0.16)    (0.25)      (0.32)      (0.27)      (0.21)
   Net realized gains .................................     (0.10)    (0.37)      (0.55)      (0.23)         --
                                                          -------   -------     -------     -------     -------
Total distributions ...................................     (0.26)    (0.62)      (0.87)      (0.50)      (0.21)
                                                          -------   -------     -------     -------     -------
Redemption fees(d) ....................................        --        --(e)       --(e)       --(e)       --(e)
                                                          -------   -------     -------     -------     -------
Net asset value, end of year ..........................   $ 12.88   $ 10.64     $ 14.31     $ 13.99     $ 13.10
                                                          =======   =======     =======     =======     =======
Total return(f) .......................................     23.65%   (21.80)%      8.61%      10.70%       5.18%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..      1.32%     1.43%       1.43%       1.45%       1.49%
Expenses net of waiver and payments by affiliates(g) ..      1.25%     1.27%       1.25%       1.25%       1.44%
Net investment income(c) ..............................      1.44%     1.99%       2.17%       1.81%       1.18%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $14,448   $11,060     $12,445     $11,533     $10,170
Portfolio turnover rate ...............................     13.71%     7.29%      10.29%       9.40%      10.59%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               42 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                            YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------------------------
CLASS C                                                     2009       2008         2007         2006         2005
-------                                                   --------   --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $  10.47   $  14.11     $  13.81     $  12.94     $  12.50
                                                          --------   --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b, c) ........................       0.17       0.25         0.31         0.24         0.15
   Net realized and unrealized gains (losses) .........       2.30      (3.26)        0.87         1.13         0.50
                                                          --------   --------     --------     --------     --------
Total from investment operations ......................       2.47      (3.01)        1.18         1.37         0.65
                                                          --------   --------     --------     --------     --------
Less distributions from:
   Net investment income ..............................      (0.16)     (0.26)       (0.33)       (0.27)       (0.21)
   Net realized gains .................................      (0.10)     (0.37)       (0.55)       (0.23)          --
                                                          --------   --------     --------     --------     --------
Total distributions ...................................      (0.26)     (0.63)       (0.88)       (0.50)       (0.21)
                                                          --------   --------     --------     --------     --------
Redemption fees(d) ....................................         --         --(e)        --(e)        --(e)        --(e)
                                                          --------   --------     --------     --------     --------
Net asset value, end of year ..........................   $  12.68   $  10.47     $  14.11     $  13.81     $  12.94
                                                          ========   ========     ========     ========     ========
Total return(f) .......................................      23.82%    (21.87)%       8.61%       10.72%        5.25%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..       1.32%      1.43%        1.43%        1.45%        1.48%
Expenses net of waiver and payments by affiliates(g) ..       1.25%      1.27%        1.25%        1.25%        1.43%
Net investment income(c) ..............................       1.44%      1.99%        2.17%        1.81%        1.19%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $303,794   $164,355     $160,563     $134,465     $112,294
Portfolio turnover rate ...............................      13.71%      7.29%       10.29%        9.40%       10.59%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
CLASS R                                                         2009        2008        2007        2006        2005
-------                                                       --------    -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................   $  10.64    $ 14.32     $ 14.00     $ 13.11     $ 12.66
                                                              --------    -------     -------     -------     -------
Income from investment operations(a):
   Net investment income(b,c) .............................       0.23       0.33        0.39        0.31        0.21
   Net realized and unrealized gains (losses) .............       2.34      (3.32)       0.88        1.15        0.51
                                                              --------    -------     -------     -------     -------
Total from investment operations ..........................       2.57      (2.99)       1.27        1.46        0.72
                                                              --------    -------     -------     -------     -------
Less distributions from:
   Net investment income ..................................      (0.22)     (0.32)      (0.40)      (0.34)      (0.27)
   Net realized gains .....................................      (0.10)     (0.37)      (0.55)      (0.23)         --
                                                              --------    -------     -------     -------     -------
Total distributions .......................................      (0.32)     (0.69)      (0.95)      (0.57)      (0.27)
                                                              --------    -------     -------     -------     -------
Redemption fees(d) ........................................         --         --(e)       --(e)       --(e)       --(e)
                                                              --------    -------     -------     -------     -------
Net asset value, end of year ..............................   $  12.89    $ 10.64     $ 14.32     $ 14.00     $ 13.11
                                                              ========    =======     =======     =======     =======
Total return(f) ...........................................      24.37%    (21.45)%      9.16%      11.27%       5.73%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ......       0.82%      0.93%       0.93%       0.95%       0.99%
Expenses net of waiver and payments by affiliates(g) ......       0.75%      0.77%       0.75%       0.75%       0.94%
Net investment income(c) ..................................       1.94%      2.49%       2.67%       2.31%       1.68%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $101,575    $47,009     $40,102     $31,719     $30,403
Portfolio turnover rate ...................................      13.71%      7.29%      10.29%       9.40%      10.59%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               44 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
ADVISOR CLASS                                                   2009       2008       2007       2006      2005(a)
-------------                                                 -------    --------    ------     ------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................   $ 10.67    $ 14.35     $14.03     $13.15     $13.23
                                                              -------    -------     ------     ------     ------
Income from investment operations(b):
   Net investment income(c,d) .............................      0.30       0.40       0.46       0.40       0.08
   Net realized and unrealized gains (losses) .............      2.33      (3.33)      0.88       1.13       0.02
                                                              -------    -------     ------     ------     ------
Total from investment operations ..........................      2.63      (2.93)      1.34       1.53       0.10
                                                              -------    -------     ------     ------     ------
Less distributions from:
   Net investment income ..................................     (0.27)     (0.38)     (0.47)     (0.42)     (0.18)
   Net realized gains .....................................     (0.10)     (0.37)     (0.55)     (0.23)        --
                                                              -------    -------     ------     ------     ------
Total distributions .......................................     (0.37)     (0.75)     (1.02)     (0.65)     (0.18)
                                                              -------    -------     ------     ------     ------
Redemption fees(e) ........................................        --         --(f)      --(f)      --(f)      --(f)
                                                              -------    -------     ------     ------     ------
Net asset value, end of year ..............................   $ 12.93    $ 10.67     $14.35     $14.03     $13.15
                                                              =======    =======     ======     ======     ======
Total return(g) ...........................................     24.97%    (21.02)%     9.66%     11.87%      0.68%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ......      0.32%      0.43%      0.43%      0.45%      0.49%
Expenses net of waiver and payments by affiliates(i) ......      0.25%      0.27%      0.25%      0.25%      0.44%
Net investment income(d) ..................................      2.44%      2.99%      3.17%      2.81%      2.18%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $27,944    $11,489     $9,699     $7,071     $3,890
Portfolio turnover rate ...................................     13.71%      7.29%     10.29%      9.40%     10.59%

(a)  For the period December 1, 2005 (effective date) to December 31, 2005.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

   FRANKLIN TEMPLETON MODERATE TARGET FUND                                           SHARES          VALUE
   ---------------------------------------                                        -----------   --------------
   INVESTMENTS IN UNDERLYING FUNDS(a)
   DOMESTIC EQUITY 40.7%
(b)Franklin Flex Cap Growth Fund, Advisor Class ................................    4,133,387   $  173,519,569
(b)Franklin Growth Opportunities Fund, Advisor Class ...........................    4,097,021       77,761,458
   Franklin MicroCap Value Fund, Advisor Class .................................    1,212,279       32,731,528
   Franklin Natural Resources Fund, Advisor Class ..............................      928,539       30,567,498
(b)Franklin Small Cap Growth Fund, Advisor Class ...............................    3,346,288       30,216,978
   Franklin Utilities Fund, Advisor Class ......................................    2,277,761       25,829,811
   Mutual Shares Fund, Class Z .................................................    6,221,784      119,396,039
                                                                                                --------------
                                                                                                   490,022,881
                                                                                                --------------
   DOMESTIC FIXED INCOME 19.7%
   Franklin Total Return Fund, Advisor Class ...................................   10,766,015      103,461,409
   Franklin U.S. Government Securities Fund, Advisor Class .....................   20,075,360      133,701,897
                                                                                                --------------
                                                                                                   237,163,306
                                                                                                --------------
   FOREIGN EQUITY 17.7%
   Franklin Gold and Precious Metals Fund, Advisor Class .......................      854,370       35,200,064
   Mutual European Fund, Class Z ...............................................    3,691,504       75,269,767
   Templeton China World Fund, Advisor Class ...................................    1,007,126       34,574,635
   Templeton Foreign Fund, Advisor Class .......................................   10,368,964       67,190,887
                                                                                                --------------
                                                                                                   212,235,353
                                                                                                --------------
   FOREIGN FIXED INCOME 12.2%
   Franklin Templeton Emerging Market Debt Opportunities Fund ..................    1,471,971       16,118,083
   Templeton Global Bond Fund, Advisor Class ...................................   10,313,694      130,880,773
                                                                                                --------------
                                                                                                   146,998,856
                                                                                                --------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
      (COST $972,239,331) 90.3% ................................................                 1,086,420,396
                                                                                                --------------
   SHORT TERM INVESTMENTS (COST $116,690,476) 9.7%
   MONEY MARKET FUNDS 9.7%
(c)Institutional Fiduciary Trust Money Market Portfolio, 0.00% .................  116,690,476      116,690,476
                                                                                                --------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,088,929,807) 100.0% ..........                 1,203,110,872
   OTHER ASSETS, LESS LIABILITIES 0.0%(d) ......................................                        50,618
                                                                                                --------------
   NET ASSETS 100.0% ...........................................................                $1,203,161,490
                                                                                                ==============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

(d)  Rounds to less than 0.1% of net assets.

   The accompanying notes are an integral part of these financial statements.


                               46 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                              YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------
CLASS A                                                      2009         2008         2007         2006         2005
-------                                                    --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $  10.48     $  16.17     $  15.63     $  14.10     $  13.17
                                                           --------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b,c) ..........................       0.20         0.19         0.32         0.24         0.14
   Net realized and unrealized gains (losses) ..........       3.04        (5.00)        1.31         1.73         0.96
                                                           --------     --------     --------     --------     --------
Total from investment operations .......................       3.24        (4.81)        1.63         1.97         1.10
                                                           --------     --------     --------     --------     --------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ............................      (0.21)       (0.22)       (0.32)       (0.32)       (0.17)
   Net realized gains ..................................         --(d)     (0.66)       (0.77)       (0.12)          --
                                                           --------     --------     --------     --------     --------
Total distributions ....................................      (0.21)       (0.88)       (1.09)       (0.44)       (0.17)
                                                           --------     --------     --------     --------     --------
Redemption fees(e) .....................................         --           --(d)        --(d)        --(d)        --(d)
                                                           --------     --------     --------     --------     --------
Net asset value, end of year ...........................   $  13.51     $  10.48     $  16.17     $  15.63     $  14.10
                                                           ========     ========     ========     ========     ========
Total return(f) ........................................      31.08%      (30.75)%      10.58%       13.90%        8.47%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ...       0.62%        0.76%        0.74%        0.75%        0.79%
Expenses net of waiver and payments by affiliates(g) ...       0.50%        0.51%        0.50%        0.50%        0.72%
Net investment income(c) ...............................       1.72%        1.43%        1.93%        1.59%        1.07%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $398,288     $283,111     $394,689     $319,521     $230,686
Portfolio turnover rate ................................      16.55%        8.87%       10.36%        9.31%       10.50%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 47

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                         YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------
CLASS B                                                     2009        2008       2007       2006       2005
-------                                                    ------     -------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $10.32     $ 15.91     $15.45     $13.97     $13.09
                                                           ------     -------     ------     ------     ------
Income from investment operations(a):
   Net investment income(b,c) ..........................     0.11        0.09       0.17       0.12       0.04
   Net realized and unrealized gains (losses) ..........     2.98       (4.90)      1.31       1.72       0.96
                                                           ------     -------     ------     ------     ------
Total from investment operations .......................     3.09       (4.81)      1.48       1.84       1.00
                                                           ------     -------     ------     ------     ------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ............................    (0.13)      (0.12)     (0.25)     (0.24)     (0.12)
   Net realized gains ..................................       --(d)    (0.66)     (0.77)     (0.12)        --
                                                           ------     -------     ------     ------     ------
Total distributions ....................................    (0.13)      (0.78)     (1.02)     (0.36)     (0.12)
                                                           ------     -------     ------     ------     ------
Redemption fees(e) .....................................       --          --(d)      --(d)      --(d)      --(d)
                                                           ------     -------     ------     ------     ------
Net asset value, end of year ...........................   $13.28     $ 10.32     $15.91     $15.45     $13.97
                                                           ======     =======     ======     ======     ======
Total return(f) ........................................    30.05%     (31.24)%     9.76%     13.06%      7.63%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ...     1.36%       1.51%      1.49%      1.50%      1.54%
Expenses net of waiver and payments by affiliates(g) ...     1.24%       1.26%      1.25%      1.25%      1.47%
Net investment income(c) ...............................     0.98%       0.68%      1.18%      0.84%      0.32%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $8,271     $ 6,261     $8,292     $8,195     $6,468
Portfolio turnover rate ................................    16.55%       8.87%     10.36%      9.31%     10.50%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               48 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                             YEAR ENDED DECEMBER 31,
                                                           -----------------------------------------------------------
CLASS C                                                      2009         2008         2007         2006         2005
-------                                                    --------     --------     --------     --------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $  10.31     $  15.90     $  15.44     $  13.97     $ 13.09
                                                           --------     --------     --------     --------     -------
Income from investment operations(a):
   Net investment income(b,c) ..........................       0.11         0.09         0.19         0.13        0.04
   Net realized and unrealized gains (losses) ..........       2.99        (4.90)        1.29         1.70        0.96
                                                           --------     --------     --------     --------     -------
Total from investment operations .......................       3.10        (4.81)        1.48         1.83        1.00
                                                           --------     --------     --------     --------     -------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ............................      (0.13)       (0.12)       (0.25)       (0.24)      (0.12)
   Net realized gains ..................................         --(d)     (0.66)       (0.77)       (0.12)         --
                                                           --------     --------     --------     --------     -------
Total distributions ....................................      (0.13)       (0.78)       (1.02)       (0.36)      (0.12)
                                                           --------     --------     --------     --------     -------
Redemption fees(e) .....................................         --           --(d)        --(d)        --(d)       --(d)
                                                           --------     --------     --------     --------     -------
Net asset value, end of year ...........................   $  13.28     $  10.31     $  15.90     $  15.44     $ 13.97
                                                           ========     ========     ========     ========     =======
Total return(f) ........................................      30.19%      (31.26)%       9.72%       13.08%       7.63%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ...       1.37%        1.51%        1.49%        1.50%       1.54%
Expenses net of waiver and payments by affiliates(g) ...       1.25%        1.26%        1.25%        1.25%       0.47%
Net investment income(c) ...............................       0.97%        0.68%        1.18%        0.84%       0.32%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $153,267     $106,379     $145,218     $122,156     $88,986
Portfolio turnover rate ................................      16.55%        8.87%       10.36%        9.31%      10.50%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 49

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                           YEAR ENDED DECEMBER 31,
                                                           -------------------------------------------------------
                                                             2009        2008        2007        2006        2005
                                                           -------     -------     -------     -------     -------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $ 10.38     $ 16.02     $ 15.52     $ 14.02     $ 13.11
                                                           -------     -------     -------     -------     -------
Income from investment operations(a):
   Net investment income(b,c) ..........................      0.19        0.17        0.29        0.20        0.11
   Net realized and unrealized gains (losses) ..........      3.00       (4.96)       1.28        1.71        0.95
                                                           -------     -------     -------     -------     -------
Total from investment operations .......................      3.19       (4.79)       1.57        1.91        1.06
                                                           -------     -------     -------     -------     -------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ............................     (0.19)      (0.19)      (0.30)      (0.29)      (0.15)
   Net realized gains ..................................        --(d)    (0.66)      (0.77)      (0.12)         --
                                                           -------     -------     -------     -------     -------
Total distributions ....................................     (0.19)      (0.85)      (1.07)      (0.41)      (0.15)
                                                           -------     -------     -------     -------     -------
Redemption fees(e) .....................................        --          --(d)       --(d)       --(d)       --(d)
                                                           -------     -------     -------     -------     -------
Net asset value, end of year ...........................   $ 13.38     $ 10.38     $ 16.02     $ 15.52     $ 14.02
                                                           =======     =======     =======     =======     =======
Total return(f) ........................................     30.87%     (30.92)%     10.31%      13.65%       8.10%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ...      0.87%       1.01%       0.99%       1.00%       1.04%
Expenses net of waiver and payments by affiliates(g) ...      0.75%       0.76%       0.75%       0.75%       0.97%
Net investment income(c) ...............................      1.47%       1.18%       1.68%       1.34%       0.82%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $68,599     $35,485     $36,757     $26,215     $19,461
Portfolio turnover rate ................................     16.55%       8.87%      10.36%       9.31%      10.50%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               50 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                          YEAR ENDED DECEMBER 31,
                                                           -----------------------------------------------------
                                                             2009        2008       2007       2006      2005(a)
                                                           -------     -------     ------     ------     -------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $ 10.49     $ 16.19     $15.64     $14.10     $14.18
                                                           -------     -------     ------     ------     ------
Income from investment operations(b):
   Net investment income(c,d) ..........................      0.24        0.27       0.38       0.29       0.11
   Net realized and unrealized gains (losses) ..........      3.04       (5.06)      1.29       1.72      (0.03)
                                                           -------     -------     ------     ------     ------
Total from investment operations .......................      3.28       (4.79)      1.67       2.01       0.08
                                                           -------     -------     ------     ------     ------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ............................     (0.24)      (0.25)     (0.35)     (0.35)     (0.16)
   Net realized gains ..................................        --(e)    (0.66)     (0.77)     (0.12)        --
                                                           -------     -------     ------     ------     ------
Total distributions ....................................     (0.24)      (0.91)     (1.12)     (0.47)     (0.16)
                                                           -------     -------     ------     ------     ------
Redemption fees(f) .....................................        --          --(e)      --(e)      --(e)      --(e)
                                                           -------     -------     ------     ------     ------
Net asset value, end of year ...........................   $ 13.53     $ 10.49     $16.19     $15.64     $14.10
                                                           =======     =======     ======     ======     ======
Total return(g) ........................................     31.43%     (30.56)%    10.80%     14.26%      0.54%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ...      0.37%       0.51%      0.49%      0.50%      0.54%
Expenses net of waiver and payments by affiliates(i) ...      0.25%       0.26%      0.25%      0.25%      0.47%
Net investment income(d) ...............................      1.97%       1.68%      2.18%      1.84%      1.32%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $18,994     $11,059     $9,917     $5,593     $3,320
Portfolio turnover rate ................................     16.55%       8.87%     10.36%      9.31%     10.50%

(a)  For the period December 1, 2005 (effective date) to December 31, 2005.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 51

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

   FRANKLIN TEMPLETON GROWTH TARGET FUND                                          SHARES         VALUE
   -------------------------------------                                        ----------   ------------
   INVESTMENTS IN UNDERLYING FUNDS(a)
   DOMESTIC EQUITY 56.9%
(b)Franklin Flex Cap Growth Fund, Advisor Class ..............................   3,119,847   $130,971,162
(b)Franklin Growth Opportunities Fund, Advisor Class .........................   2,979,100     56,543,310
   Franklin MicroCap Value Fund, Advisor Class ...............................     900,508     24,313,713
   Franklin Natural Resources Fund, Advisor Class ............................     731,516     24,081,498
(b)Franklin Small Cap Growth Fund, Advisor Class .............................   2,534,271     22,884,470
   Franklin Utilities Fund, Advisor Class ....................................   1,585,356     17,977,932
   Mutual Shares Fund, Class Z ...............................................   4,787,405     91,870,307
                                                                                             ------------
                                                                                              368,642,392
                                                                                             ------------
   DOMESTIC FIXED INCOME 8.4%
   Franklin Total Return Fund, Advisor Class .................................   2,537,365     24,384,076
   Franklin U.S. Government Securities Fund, Advisor Class ...................   4,489,641     29,901,009
                                                                                             ------------
                                                                                               54,285,085
                                                                                             ------------
   FOREIGN EQUITY 24.7%
   Franklin Gold and Precious Metals Fund, Advisor Class .....................     710,067     29,254,771
   Mutual European Fund, Class Z .............................................   2,697,277     54,997,474
   Templeton China World Fund, Advisor Class .................................     743,060     25,509,251
   Templeton Foreign Fund, Advisor Class .....................................   7,739,305     50,150,699
                                                                                             ------------
                                                                                              159,912,195
                                                                                             ------------
   FOREIGN FIXED INCOME 5.4%
   Franklin Templeton Emerging Market Debt Opportunities Fund ................     363,113      3,976,091
   Templeton Global Bond Fund, Advisor Class .................................   2,415,480     30,652,443
                                                                                             ------------
                                                                                               34,628,534
                                                                                             ------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
      (COST $556,164,774) 95.4% ..............................................                617,468,206
                                                                                             ------------
   SHORT TERM INVESTMENTS (COST $31,270,842) 4.8%
   MONEY MARKET FUNDS 4.8%
(c)Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...............  31,270,842     31,270,842
                                                                                             ------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $587,435,616) 100.2% ..........                648,739,048
   OTHER ASSETS, LESS LIABILITIES (0.2)% .....................................                 (1,321,258)
                                                                                             ------------
   NET ASSETS 100.0% .........................................................               $647,417,790
                                                                                             ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               52 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

                                                       FRANKLIN         FRANKLIN         FRANKLIN
                                                       TEMPLETON        TEMPLETON        TEMPLETON
                                                     CONSERVATIVE       MODERATE          GROWTH
                                                      TARGET FUND      TARGET FUND      TARGET FUND
                                                     ------------    --------------    ------------
Assets:
   Investments in Underlying Funds: (Note 6)
      Cost .......................................   $717,727,378    $1,088,929,807    $587,435,616
                                                     ------------    --------------    ------------
      Value ......................................   $774,449,507    $1,203,110,872    $648,739,048
   Receivables:
      Capital shares sold ........................      4,948,502        13,259,297       4,336,720
      Underlying Funds (Note 7) ..................         68,936           129,603         100,932
   Other assets ..................................             75               112              68
                                                     ------------    --------------    ------------
         Total assets ............................    779,467,020     1,216,499,884     653,176,768
                                                     ------------    --------------    ------------
Liabilities:
   Payables:
      Capital shares redeemed ....................      3,074,118        11,902,108       4,862,018
      Affiliates .................................        770,080         1,096,043         625,429
   Accrued expenses and other liabilities ........        222,297           340,243         271,531
                                                     ------------    --------------    ------------
         Total liabilities .......................      4,066,495        13,338,394       5,758,978
                                                     ------------    --------------    ------------
            Net assets, at value .................   $775,400,525    $1,203,161,490    $647,417,790
                                                     ------------    --------------    ------------
Net assets consist of:
   Paid-in capital ...............................   $740,671,152    $1,131,360,747    $622,107,823
   Undistributed net investment income ...........        213,603           315,344         243,751
   Net unrealized appreciation (depreciation) ....     56,722,129       114,181,065      61,303,432
   Accumulated net realized gain (loss) ..........    (22,206,359)      (42,695,666)    (36,237,216)
                                                     ------------    --------------    ------------
            Net assets, at value .................   $775,400,525    $1,203,161,490    $647,417,790
                                                     ============    ==============    ============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 53

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

                                                                   FRANKLIN       FRANKLIN       FRANKLIN
                                                                   TEMPLETON      TEMPLETON      TEMPLETON
                                                                 CONSERVATIVE     MODERATE        GROWTH
                                                                  TARGET FUND    TARGET FUND    TARGET FUND
                                                                 ------------   ------------   ------------
CLASS A:
   Net assets, at value .......................................  $443,375,739   $755,399,341   $398,287,986
                                                                 ------------   ------------   ------------
   Shares outstanding .........................................    34,848,534     58,423,314     29,470,797
                                                                 ------------   ------------   ------------
   Net asset value per share(a) ...............................  $      12.72   $      12.93   $      13.51
                                                                 ------------   ------------   ------------
   Maximum offering price per share (net asset value per
      share / 94.25%) .........................................  $      13.50   $      13.72   $      14.33
                                                                 ------------   ------------   ------------
CLASS B:
   Net assets, at value .......................................  $  8,591,370   $ 14,447,871   $  8,270,508
                                                                 ------------   ------------   ------------
   Shares outstanding .........................................       677,351      1,121,316        622,589
                                                                 ------------   ------------   ------------
   Net asset value and maximum offering price per share(a) ....  $      12.68   $      12.88   $      13.28
                                                                 ------------   ------------   ------------
CLASS C:
   Net assets, at value .......................................  $253,622,188   $303,794,456   $153,266,661
                                                                 ------------   ------------   ------------
   Shares outstanding .........................................    20,225,419     23,967,903     11,539,840
                                                                 ------------   ------------   ------------
   Net asset value and maximum offering price per share(a) ....  $      12.54   $      12.68   $      13.28
                                                                 ------------   ------------   ------------
CLASS R:
   Net assets, at value .......................................  $ 59,184,257   $101,575,468   $ 68,598,939
                                                                 ------------   ------------   ------------
   Shares outstanding .........................................     4,665,316      7,877,923      5,125,943
                                                                 ------------   ------------   ------------
   Net asset value and maximum offering price per share .......  $      12.69   $      12.89   $      13.38
                                                                 ------------   ------------   ------------
ADVISOR CLASS:
   Net assets, at value .......................................  $ 10,626,971   $ 27,944,354   $ 18,993,696
                                                                 ------------   ------------   ------------
   Shares outstanding .........................................       835,852      2,161,284      1,403,537
                                                                 ------------   ------------   ------------
   Net asset value and maximum offering price per share .......  $      12.71   $      12.93   $      13.53
                                                                 ------------   ------------   ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               54 | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the year ended December 31, 2009

                                                                   FRANKLIN       FRANKLIN        FRANKLIN
                                                                  TEMPLETON       TEMPLETON       TEMPLETON
                                                                CONSERVATIVE      MODERATE         GROWTH
                                                                 TARGET FUND     TARGET FUND     TARGET FUND
                                                                ------------    ------------    ------------
Investment income:
   Dividends from Underlying Funds (Note 6) .................   $ 15,828,983    $ 24,111,089    $ 11,486,151
                                                                ------------    ------------    ------------
Expenses:
   Asset allocation fees (Note 3a) ..........................      1,219,851       2,039,208       1,236,940
   Distribution fees: (Note 3c)
      Class A ...............................................        863,713       1,455,312         810,694
      Class B ...............................................         74,880         122,601          69,846
      Class C ...............................................      1,920,808       2,145,720       1,235,449
      Class R ...............................................        213,387         347,724         244,087
   Transfer agent fees (Note 3e) ............................        901,028       1,471,303       1,193,797
   Reports to shareholders ..................................         60,748         100,835          74,892
   Registration and filing fees .............................         96,293          99,897          84,257
   Professional fees ........................................         41,177          44,007          36,903
   Trustees' fees and expenses ..............................          6,145           9,128           5,479
   Other ....................................................         21,071          28,608          18,476
   Expenses borne by Underlying Funds (Note 7) ..............       (519,852)       (937,473)       (747,873)
                                                                ------------    ------------    ------------
         Total expenses .....................................      4,899,249       6,926,870       4,262,947
         Expenses waived/paid by affiliates (Note 3f) .......       (337,528)       (607,736)       (622,545)
                                                                ------------    ------------    ------------
            Net expenses ....................................      4,561,721       6,319,134       3,640,402
                                                                ------------    ------------    ------------
            Net investment income ...........................     11,267,262      17,791,955       7,845,749
                                                                ------------    ------------    ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Sale of investments in Underlying Funds ...............    (20,026,753)    (40,432,232)    (34,117,209)
      Realized gain distributions by Underlying Funds .......        365,866         796,690         635,188
                                                                ------------    ------------    ------------
            Net realized gain (loss) ........................    (19,660,887)    (39,635,542)    (33,482,021)
                                                                ------------    ------------    ------------
   Net change in unrealized appreciation (depreciation)
      on investments in Underlying Funds ....................    116,972,429     222,938,456     168,675,705
                                                                ------------    ------------    ------------
Net realized and unrealized gain (loss) .....................     97,311,542     183,302,914     135,193,684
                                                                ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
   operations ...............................................   $108,578,804    $201,094,869    $143,039,433
                                                                ============    ============    ============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 55

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                                                  CONSERVATIVE TARGET FUND            MODERATE TARGET FUND
                                                                ----------------------------    -------------------------------
                                                                   YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                ----------------------------    -------------------------------
                                                                    2009            2008             2009              2008
                                                                ------------    ------------    --------------    -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................   $ 11,267,262    $ 13,249,694    $   17,791,955    $  18,213,483
      Net realized gain (loss) from Underlying Funds ........    (19,660,887)      2,841,441       (39,635,542)       6,799,917
      Net change in unrealized appreciation (depreciation)
         on investments in Underlying Funds .................    116,972,429     (94,915,134)      222,938,456     (196,772,246)
                                                                ------------    ------------    --------------    -------------
            Net increase (decrease) in net assets resulting
               from operations ..............................    108,578,804     (78,823,999)      201,094,869     (171,758,846)
                                                                ------------    ------------    --------------    -------------
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................     (7,508,736)     (9,093,615)      (12,955,129)     (14,241,980)
         Class B ............................................        (99,752)       (175,167)         (169,874)        (248,537)
         Class C ............................................     (2,891,086)     (3,810,306)       (3,474,528)      (3,721,764)
         Class R ............................................       (859,679)       (869,315)       (1,463,437)      (1,250,162)
         Advisor Class ......................................       (187,303)       (134,845)         (493,631)        (346,065)
      Net realized gains:
         Class A ............................................     (2,327,944)     (5,215,326)       (4,682,245)     (14,041,188)
         Class B ............................................        (51,084)       (122,096)         (100,236)        (327,683)
         Class C ............................................     (1,316,100)     (2,743,261)       (1,727,548)      (4,781,082)
         Class R ............................................       (279,848)       (541,689)         (524,368)      (1,274,713)
         Advisor Class ......................................        (40,108)        (67,963)         (135,129)        (281,923)
                                                                ------------    ------------    --------------    -------------
   Total distributions to shareholders ......................    (15,561,640)    (22,773,583)      (25,726,125)     (40,515,097)
                                                                ------------    ------------    --------------    -------------
   Capital share transactions: (Note 2)
         Class A ............................................    106,971,049      92,679,878       165,371,309      128,035,233
         Class B ............................................        318,788       2,232,512           997,675        2,045,174
         Class C ............................................     70,599,426      73,404,375        97,697,787       52,799,515
         Class R ............................................     22,902,697      10,284,248        40,611,926       20,814,658
         Advisor Class ......................................      5,126,951       1,455,357        12,786,593        4,642,852
                                                                ------------    ------------    --------------    -------------
   Total capital share transactions .........................    205,918,911     180,056,370       317,465,290      208,337,432
                                                                ------------    ------------    --------------    -------------
   Redemption fees ..........................................             --          12,809                --            4,916
                                                                ------------    ------------    --------------    -------------
            Net increase (decrease) in net assets ...........    298,936,075      78,471,597       492,834,034       (3,931,595)
Net assets:
   Beginning of year ........................................    476,464,450     397,992,853       710,327,456      714,259,051
                                                                ------------    ------------    --------------    -------------
   End of year ..............................................   $775,400,525    $476,464,450    $1,203,161,490    $ 710,327,456
                                                                ============    ============    ==============    =============
Undistributed net investment income included in net assets:
   End of year ..............................................   $    213,603    $    427,455    $      315,344    $     929,902
                                                                ============    ============    ==============    =============

   The accompanying notes are an integral part of these financial statements.


                               56 | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                      FRANKLIN TEMPLETON
                                                                                      GROWTH TARGET FUND
                                                                                -----------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                -----------------------------
                                                                                    2009            2008
                                                                                ------------    -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................................   $  7,845,749    $   6,496,173
      Net realized gain (loss) from Underlying Funds ........................    (33,482,021)         177,061
      Net change in unrealized appreciation (depreciation) on investments in
         Underlying Funds ...................................................    168,675,705     (197,001,270)
                                                                                ------------    -------------
         Net increase (decrease) in net assets resulting from operations ....    143,039,433     (190,328,036)
                                                                                ------------    -------------
   Distributions to shareholders from:
   Net investment income and short term gains received from Underlying Funds:
      Class A ...............................................................     (6,002,040)      (5,761,341)
      Class B ...............................................................        (79,879)         (72,932)
      Class C ...............................................................     (1,424,386)      (1,258,031)
      Class R ...............................................................       (893,237)        (646,134)
      Advisor Class .........................................................       (311,608)        (257,043)
   Net realized gains:
      Class A ...............................................................       (133,986)     (16,500,974)
      Class B ...............................................................         (2,919)        (368,168)
      Class C ...............................................................        (51,562)      (6,340,529)
      Class R ...............................................................        (18,681)      (1,770,767)
      Advisor Class .........................................................         (5,668)        (434,667)
                                                                                ------------    -------------
Total distributions to shareholders .........................................     (8,923,966)     (33,410,586)
                                                                                ------------    -------------
Capital share transactions: (Note 2)
      Class A ...............................................................     31,296,337       34,252,033
      Class B ...............................................................        192,275        1,172,839
      Class C ...............................................................     14,915,770       16,176,377
      Class R ...............................................................     20,371,264       14,662,480
      Advisor Class .........................................................      4,233,458        4,892,287
                                                                                ------------    -------------
Total capital share transactions ............................................     71,009,104       71,156,016
                                                                                ------------    -------------
Redemption fees .............................................................             --            2,223
                                                                                ------------    -------------
         Net increase (decrease) in net assets ..............................    205,124,571     (152,580,383)
Net assets:
   Beginning of year ........................................................    442,293,219      594,873,602
                                                                                ------------    -------------
   End of year ..............................................................   $647,417,790    $ 442,293,219
                                                                                ============    =============
Undistributed net investment income included in net assets:
   End of year ..............................................................   $    243,751    $     981,391
                                                                                ============    =============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 57

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, three of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2009, and have determined that no provision for income tax is required in the Funds' financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                               58 | Annual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the funds and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                               Annual Report | 59

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                          FRANKLIN TEMPLETON            FRANKLIN TEMPLETON
                                       CONSERVATIVE TARGET FUND        MODERATE TARGET FUND
                                      --------------------------   ---------------------------
                                        SHARES         AMOUNT        SHARES          AMOUNT
                                      ----------   -------------   ----------    -------------
CLASS A SHARES:
Year ended December 31, 2009
   Shares sold ....................   17,172,635   $ 201,914,915    26,240,519   $ 307,600,865
   Shares issued in reinvestment of
      distributions ...............      751,135       8,952,829     1,412,572      16,855,743
   Shares redeemed ................   (8,976,351)   (103,896,695)  (13,873,127)   (159,085,299)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........    8,947,419   $ 106,971,049    13,779,964   $ 165,371,309
                                      ==========   =============   ===========   =============
Year ended December 31, 2008
   Shares sold ....................   15,568,306   $ 190,953,863    19,698,628   $ 242,960,356
   Shares issued in reinvestment of
      distributions ...............    1,088,389      13,016,234     2,242,119      27,400,727
   Shares redeemed ................   (9,272,012)   (111,290,219)  (11,533,860)   (142,325,850)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........    7,384,683   $  92,679,878    10,406,887   $ 128,035,233
                                      ==========   =============   ===========   =============
CLASS B SHARES:
Year ended December 31, 2009
   Shares sold ....................      267,360   $   3,131,147       381,520   $   4,393,323
   Shares issued in reinvestment of
      distributions ...............       11,110         131,573        21,652         256,702
   Shares redeemed ................     (257,949)     (2,943,932)     (321,593)     (3,652,350)
                                      ----------   -------------    ----------   -------------
   Net increase (decrease) ........       20,521   $     318,788        81,579   $     997,675
                                      ==========   =============   ===========   =============
Year ended December 31, 2008
   Shares sold ....................      386,978   $   4,705,293       439,730   $   5,372,790
   Shares issued in reinvestment of
      distributions ...............       21,263         252,962        44,191         537,722
   Shares redeemed ................     (231,042)     (2,725,743)     (313,835)     (3,865,338)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........      177,199   $   2,232,512       170,086   $   2,045,174
                                      ==========   =============   ===========   =============
CLASS C SHARES:
Year ended December 31, 2009
   Shares sold ....................   10,203,701   $ 117,884,377    12,247,985   $ 141,937,134
   Shares issued in reinvestment of
      distributions ...............      311,086       3,656,958       402,476       4,735,596
   Shares redeemed ................   (4,475,784)    (50,941,909)   (4,374,031)    (48,974,943)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........    6,039,003   $  70,599,426     8,276,430   $  97,697,787
                                      ==========   =============   ===========   =============
Year ended December 31, 2008
   Shares sold ....................    9,143,048   $ 111,410,003     7,246,871   $  88,052,929
   Shares issued in reinvestment of
      distributions ...............      485,398       5,720,049       641,662       7,691,753
   Shares redeemed ................   (3,708,346)    (43,725,677)   (3,579,060)    (42,945,167)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........    5,920,100   $  73,404,375     4,309,473   $  52,799,515
                                      ==========   =============   ===========   =============


                               60 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                          FRANKLIN TEMPLETON           FRANKLIN TEMPLETON
                                       CONSERVATIVE TARGET FUND       MODERATE TARGET FUND
                                      --------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ----------   -------------   -----------   -------------
CLASS R SHARES:
Year ended December 31, 2009
   Shares sold ....................    3,189,920   $  37,666,834     5,038,649   $  58,878,618
   Shares issued in reinvestment of
      distributions ...............       88,948       1,060,448       160,513       1,924,057
   Shares redeemed ................   (1,319,654)    (15,824,585)   (1,737,405)    (20,190,749)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........    1,959,214   $  22,902,697     3,461,757   $  40,611,926
                                      ==========   =============   ===========   =============
Year ended December 31, 2008
   Shares sold ....................    1,459,923   $  18,062,085     2,991,280   $  37,361,989
   Shares issued in reinvestment of
      distributions ...............      113,747       1,356,174       202,851       2,464,649
   Shares redeemed ................     (747,198)     (9,134,011)   (1,577,937)    (19,011,980)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........      826,472   $  10,284,248     1,616,194   $  20,814,658
                                      ==========   =============   ===========   =============
ADVISOR CLASS SHARES:
Year ended December 31, 2009
   Shares sold ....................      671,018   $   7,795,493     1,356,321   $  15,928,497
   Shares issued in reinvestment of
      distributions ...............       15,518         184,528        45,310         540,649
   Shares redeemed ................     (245,606)     (2,853,070)     (316,992)     (3,682,553)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........      440,930   $   5,126,951     1,084,639   $  12,786,593
                                      ==========   =============   ===========   =============
Year ended December 31, 2008
   Shares sold ....................      257,955   $   2,902,039       495,708   $   5,839,904
   Shares issued in reinvestment of
      distributions ...............       16,949         201,287        51,803         626,829
   Shares redeemed ................     (140,537)     (1,647,969)     (146,513)     (1,823,881)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........      134,367   $   1,455,357       400,998   $   4,642,852
                                      ==========   =============   ===========   =============

                                                           FRANKLIN TEMPLETON
                                                           GROWTH TARGET FUND
                                                       --------------------------
                                                         SHARES         AMOUNT
                                                       ----------   -------------
CLASS A SHARES:
Year ended December 31, 2009
   Shares sold .....................................    8,815,446   $ 104,177,953
   Shares issued in reinvestment of distributions ..      461,206       5,925,832
   Shares redeemed .................................   (6,814,913)    (78,807,448)
                                                       ----------   -------------
   Net increase (decrease) .........................    2,461,739   $  31,296,337
                                                       ==========   =============
Year ended December 31, 2008
   Shares sold .....................................    8,614,981   $ 114,733,064
   Shares issued in reinvestment of distributions ..    1,667,657      21,595,931
   Shares redeemed .................................   (7,689,195)   (102,076,962)
                                                       ----------   -------------
   Net increase (decrease) .........................    2,593,443   $  34,252,033
                                                       ==========   =============

                               Annual Report | 61

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                          FRANKLIN TEMPLETON
                                                          GROWTH TARGET FUND
                                                       -------------------------
                                                         SHARES        AMOUNT
                                                       ----------   ------------
CLASS B SHARES:
Year ended December 31, 2009
   Shares sold .....................................      125,137   $  1,403,321
   Shares issued in reinvestment of distributions ..        6,510         80,379
   Shares redeemed .................................     (115,777)    (1,291,425)
                                                       ----------   ------------
   Net increase (decrease) .........................       15,870   $    192,275
                                                       ==========   ============
Year ended December 31, 2008
   Shares sold .....................................      169,541   $  2,246,202
   Shares issued in reinvestment of distributions ..       32,101        421,308
   Shares redeemed .................................     (116,215)    (1,494,671)
                                                       ----------   ------------
   Net increase (decrease) .........................       85,427   $  1,172,839
                                                       ==========   ============
CLASS C SHARES:
Year ended December 31, 2009
   Shares sold .....................................    3,264,850   $ 37,713,863
   Shares issued in reinvestment of distributions ..      109,242      1,361,437
   Shares redeemed .................................   (2,148,668)   (24,159,530)
                                                       ----------   ------------
   Net increase (decrease) .........................    1,225,424   $ 14,915,770
                                                       ==========   ============
Year ended December 31, 2008
   Shares sold .....................................    3,113,955   $ 41,358,304
   Shares issued in reinvestment of distributions ..      526,370      6,908,111
   Shares redeemed .................................   (2,459,694)   (32,090,038)
                                                       ----------   ------------
   Net increase (decrease) .........................    1,180,631   $ 16,176,377
                                                       ==========   ============
CLASS R SHARES:
Year ended December 31, 2009
   Shares sold .....................................    2,751,299   $ 32,690,947
   Shares issued in reinvestment of distributions ..       70,466        899,880
   Shares redeemed .................................   (1,113,624)   (13,219,563)
                                                       ----------   ------------
   Net increase (decrease) .........................    1,708,141   $ 20,371,264
                                                       ==========   ============
Year ended December 31, 2008
   Shares sold .....................................    2,125,306   $ 28,652,652
   Shares issued in reinvestment of distributions ..      185,467      2,367,456
   Shares redeemed .................................   (1,186,756)   (16,357,628)
                                                       ----------   ------------
   Net increase (decrease) .........................    1,124,017   $ 14,662,480
                                                       ==========   ============
ADVISOR CLASS SHARES:
Year ended December 31, 2009
   Shares sold .....................................      664,936   $  7,875,082
   Shares issued in reinvestment of distributions ..       23,381        301,931
   Shares redeemed .................................     (338,833)    (3,943,555)
                                                       ----------   ------------
   Net increase (decrease) .........................      349,484   $  4,233,458
                                                       ==========   ============
Year ended December 31, 2008
   Shares sold .....................................      529,385   $  6,071,746
   Shares issued in reinvestment of distributions ..       55,379        690,032
   Shares redeemed .................................     (143,400)    (1,869,491)
                                                       ----------   ------------
   Net increase (decrease) .........................      441,364      4,892,287
                                                       ==========   ============


                               62 | Annual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      -----------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...   0.25%
Class B ...   1.00%
Class C ...   1.00%
Class R ...   0.50%


                               Annual Report | 63

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                                      FRANKLIN       FRANKLIN     FRANKLIN
                                                                     TEMPLETON      TEMPLETON     TEMPLETON
                                                                    CONSERVATIVE     MODERATE      GROWTH
                                                                    TARGET FUND    TARGET FUND   TARGET FUND
                                                                    ------------   -----------   -----------
Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ............................................        $535,609       $893,026     $297,151
Contingent deferred sales charges retained ...................        $ 36,634       $ 41,281     $ 18,148

E. TRANSFER AGENT FEES

For the year ended December 31, 2009, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                            FRANKLIN       FRANKLIN      FRANKLIN
                            TEMPLETON     TEMPLETON     TEMPLETON
                          CONSERVATIVE     MODERATE       GROWTH
                           TARGET FUND   TARGET FUND   TARGET FUND
                          ------------   -----------   -----------
Transfer agent fees ...     $443,017       $745,749      $651,267

F. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of asset allocation fees and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Funds do not exceed 0.25% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. Prior to May 1, 2009, the common expenses and acquired fund fees and expenses were limited to 0.93%, 1.00% and 1.07% for the Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, respectively.

(1) Prior to May 1, 2009, expense waiver included the annualized weighted average expense ratio of the Underlying Funds.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

                                                  FRANKLIN       FRANKLIN      FRANKLIN
                                                 TEMPLETON      TEMPLETON     TEMPLETON
                                                CONSERVATIVE     MODERATE       GROWTH
                                                TARGET FUND    TARGET FUND   TARGET FUND
                                                ------------   -----------   -----------
Capital loss carryforwards expiring in:
2017 ........................................   $16,090,583    $29,854,100   $31,802,912


                               64 | Annual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended December 31, 2009 and 2008, was as follows:

                                       FRANKLIN TEMPLETON          FRANKLIN TEMPLETON
                                    CONSERVATIVE TARGET FUND      MODERATE TARGET FUND
                                   --------------------------   -------------------------
                                       2009           2008          2009          2008
                                   ------------   -----------   -----------   -----------
Distributions paid from:
   Ordinary income ............     $11,553,492   $14,083,248   $18,557,470   $19,808,519
   Long term capital gain .....       4,008,148     8,690,335     7,168,655    20,706,578
                                    -----------   -----------   -----------   -----------
                                    $15,561,640   $22,773,583   $25,726,125   $40,515,097
                                    ===========   ===========   ===========   ===========


                                       FRANKLIN TEMPLETON
                                       GROWTH TARGET FUND
                                   --------------------------
                                       2009           2008
                                   ------------   -----------
Distributions paid from:
   Ordinary income ............     $8,712,906    $ 7,995,480
   Long term capital gain .....        211,060     25,415,106
                                    ----------    -----------
                                    $8,923,966    $33,410,586
                                    ==========    ===========

At December 31, 2009, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

                                                  FRANKLIN        FRANKLIN        FRANKLIN
                                                 TEMPLETON        TEMPLETON      TEMPLETON
                                                CONSERVATIVE      MODERATE        GROWTH
                                                 TARGET FUND     TARGET FUND    TARGET FUND
                                                ------------   --------------   ------------
Cost of investments .........................   $723,843,156   $1,101,771,376   $591,869,922
                                                ============   ==============   ============
Unrealized appreciation .....................   $ 54,926,244   $  112,253,757   $ 76,982,091
Unrealized depreciation .....................     (4,319,893)     (10,914,261)   (20,112,965)
                                                ------------   --------------   ------------
Net unrealized appreciation (depreciation) ..   $ 50,606,351   $  101,339,496   $ 56,869,126
                                                ============   ==============   ============
Distributable earnings -
   undistributed ordinary income ............   $    213,603   $      315,344   $    243,751
                                                ============   ==============   ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.


                               Annual Report | 65

Franklin Templeton Fund Allocator Series

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2009, were as follows:

                  FRANKLIN       FRANKLIN       FRANKLIN
                 TEMPLETON      TEMPLETON      TEMPLETON
                CONSERVATIVE     MODERATE        GROWTH
                TARGET FUND    TARGET FUND    TARGET FUND
                ------------   ------------   ------------
Purchases ...   $203,099,587   $392,151,105   $144,754,988
Sales .......   $ 54,846,112   $110,830,753   $ 81,480,860

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2009, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

NAME OF ISSUER                                                   % OF SHARES HELD
--------------                                                   ----------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Templeton Emerging Market Debt Opportunities Fund ...        10.89%
Franklin Growth Opportunities Fund ...........................         7.71%
FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Growth Opportunities Fund ...........................        17.17%
Franklin Templeton Emerging Market Debt Opportunities Fund ...        14.61%
Franklin MicroCap Value Fund .................................         9.83%
Franklin Small Cap Growth Fund ...............................         8.93%
Franklin Flex Cap Growth Fund ................................         5.66%
FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Growth Opportunities Fund ...........................        12.49%
Franklin MicroCap Value Fund .................................         7.30%
Franklin Small Cap Growth Fund ...............................         6.76%

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. SPECIAL SERVICING AGREEMENT

On May 1, 2009, the Funds entered into a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA,


                               66 | Annual Report

Franklin Templeton Fund Allocator Series

7. SPECIAL SERVICING AGREEMENT (CONTINUED)

each Underlying Fund may pay a portion of the Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses allocated during the year ended December 31, 2009 is noted in the Statements of Operations.

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 22, 2010, the Funds renewed the Global Credit Facility, for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended December 31, 2009, the Funds did not utilize the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                               Annual Report | 67

Franklin Templeton Fund Allocator Series

9. FAIR VALUE MEASUREMENTS (CONTINUED)

At December 31, 2009, all of the Funds' investments in Underlying Funds carried at fair value were in Level 1 inputs. For detailed Underlying Fund categories, see the accompanying Statements of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through February 15, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.


                               68 | Annual Report

Franklin Templeton Fund Allocator Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund (separate portfolios of Franklin Templeton Allocator Series, hereafter referred to as the "Funds") at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in the Underlying Funds at December 31, 2009 by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2010


                               Annual Report | 69

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2009:

  FRANKLIN       FRANKLIN      FRANKLIN
  TEMPLETON     TEMPLETON     TEMPLETON
CONSERVATIVE     MODERATE       GROWTH
 TARGET FUND   TARGET FUND   TARGET FUND
------------   -----------   -----------
 $4,008,148     $7,168,655     $211,060

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2009:

  FRANKLIN       FRANKLIN      FRANKLIN
  TEMPLETON     TEMPLETON     TEMPLETON
CONSERVATIVE     MODERATE       GROWTH
 TARGET FUND   TARGET FUND   TARGET FUND
------------   -----------   -----------
    8.12%         10.51%        17.50%

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2009:

  FRANKLIN       FRANKLIN      FRANKLIN
  TEMPLETON     TEMPLETON     TEMPLETON
CONSERVATIVE     MODERATE       GROWTH
 TARGET FUND   TARGET FUND   TARGET FUND
------------   -----------   -----------
 $3,530,634     $7,305,826    $5,691,599

Distributions, including qualified dividend income, paid during calendar year 2009 will be reported to shareholders on Form 1099-DIV in January 2010. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.


                               70 | Annual Report

Franklin Templeton Fund Allocator Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------  ---------------  ------------------  -----------------------  -----------------------------------
HARRIS J. ASHTON (1932)         Trustee          Since 1995          133                      Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)        Trustee          Since 2005          110                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of Administration, California Public Employees
Retirement Systems (CALPERS) (1971-2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board,
Blue Shield of California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                 Trustee          Since 2007          110                      ICO Global Communications
One Franklin Parkway                                                                          (Holdings) Limited (satellite
San Mateo, CA 94403-1906                                                                      company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)         Trustee          Since 1998          133                      Hess Corporation (exploration and
One Franklin Parkway                                                                          refining of oil and gas), H.J.
San Mateo, CA 94403-1906                                                                      Heinz Company (processed foods and
                                                                                              allied products), RTI International
                                                                                              Metals, Inc. (manufacture and
                                                                                              distribution of titanium), Canadian
                                                                                              National Railway (railroad) and
                                                                                              White Mountains Insurance Group,
                                                                                              Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).


                               Annual Report | 71

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------  ---------------  ------------------  -----------------------  -----------------------------------
FRANK W.T. LAHAYE (1929)        Trustee          Since 1995          109                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

J. MICHAEL LUTTIG (1954)        Trustee          Since December      133                      Boeing Capital Corporation
One Franklin Parkway                             2009                                         (aircraft financing).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and FORMERLY, Federal Appeals
Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

FRANK A. OLSON (1932)           Trustee          Since 2007          133                      Hess Corporation (exploration and
One Franklin Parkway                                                                          refining of oil and gas).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)        Trustee          Since 2007          141                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)           Lead             Trustee since       110                      None
One Franklin Parkway            Independent      2006 and Lead
San Mateo, CA 94403-1906        Trustee          Independent
                                                 Trustee since
                                                 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial
Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).


                               72 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------  ---------------  ------------------  -----------------------  -----------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and      Since 1995          133                      None
One Franklin Parkway            Chairman of
San Mateo, CA 94403-1906        the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 41 of the investment companies in Franklin Templeton Investments.

** GREGORY E. JOHNSON (1961)    Trustee          Since 2007          89                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief            Chief Compliance    Not Applicable           Not Applicable
One Franklin Parkway            Compliance       Officer since 2004
San Mateo, CA 94403-1906        Officer and      and Vice
                                Vice President   President - AML
                                - AML            Compliance since
                                Compliance       2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).

LAURA F. FERGERSON (1962)       Chief            Since March 2009    Not Applicable           Not Applicable
One Franklin Parkway            Executive
San Mateo, CA 94403-1906        Officer -
                                Finance and
                                Administration


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant
Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin
Templeton Services, LLC (1997-2003).

GASTON GARDEY (1967)            Treasurer,       Since March 2009    Not Applicable           Not Applicable
One Franklin Parkway            Chief Financial
San Mateo, CA 94403-1906        Officer and
                                Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton
Investments.


                               Annual Report | 73

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------  ---------------  ------------------  -----------------------  -----------------------------------
ALIYA S. GORDON (1973)          Vice President   Since March 2009    Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

DAVID P. GOSS (1947)            Vice President   Since 2000          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

STEVEN J. GRAY (1955)           Vice President   Since August        Not Applicable           Not Applicable
One Franklin Parkway                             2009
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and
officer of 45 of the investment companies in Franklin Templeton Investments.

RUPERT H. JOHNSON, JR. (1940)   President and    President and       Not Applicable           Not Applicable
One Franklin Parkway            Chief            Chief Executive
San Mateo, CA 94403-1906        Executive        Officer -
                                Officer -        Investment
                                Investment       Management
                                Management       since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin
Templeton Investments.

ROBERT C. ROSSELOT (1960)       Vice President   Since August        Not Applicable           Not Applicable
500 East Broward Blvd.                           2009
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President
and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of
the South; and officer of 45 of the investment companies in Franklin Templeton Investments.

KAREN L. SKIDMORE (1952)        Vice President   Since 2006          Not Applicable           Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin
Templeton Investments.


                               74 | Annual Report

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------  ---------------  ------------------  -----------------------  -----------------------------------
CRAIG S. TYLE (1960)            Vice President   Since 2005          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               Annual Report | 75

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                               76 | Annual Report

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government
Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)
NATIONAL

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
Products Trust(10)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/10                                              Not part of the annual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departmentsmay be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS A2009 02/10







DECEMBER 31, 2009

ANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin Templeton
Corefolio Allocation Fund

Franklin Templeton
Founding Funds Allocation Fund

Franklin Templeton
Perspectives Allocation Fund

SIGN UP FOR ELECTRONIC DELIVERY on franklintempleton.com

                                    (GRAPHIC)

                                                                ASSET ALLOCATION

                               FRANKLIN TEMPLETON
                              FUND ALLOCATOR SERIES

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1
ANNUAL REPORT
Economic and Market Overview ..............................................    3
Franklin Templeton Corefolio Allocation Fund ..............................    5
Franklin Templeton Founding Funds Allocation Fund .........................   14
Franklin Templeton Perspectives Allocation Fund ...........................   23
Financial Highlights and Statements of Investments ........................   32
Financial Statements ......................................................   49
Notes to Financial Statements .............................................   54
Report of Independent Registered Public Accounting Firm ...................   65
Tax Designation ...........................................................   66
Board Members and Officers ................................................   67
Shareholder Information ...................................................   72

Shareholder Letter

Dear Shareholder:

During the year 2009, U.S. economic activity showed signs of stabilization after a prolonged recession. Government stimulus measures helped thaw credit markets, the financial system avoided collapse, and many companies reported better-than-expected earnings after cutting costs. Investors breathed a collective sigh of relief, and equity markets enjoyed a remarkable rally while interest rates remained low and inflation was subdued.

Franklin Templeton Fund Allocator Series' annual report goes into greater detail about prevailing conditions during the period under review. In addition, you will find performance data, financial information and portfolio reviews. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, and find helpful financial planning tools. We hope you will take advantage of these online services.

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                        Not part of the annual report | 1

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                        2 | Not part of the annual report

Annual Report

Economic and Market Overview

The U.S. economy ended 2009 in much better shape than it began. After several quarters of contraction, economic activity expanded in the third and fourth quarters. In the year's second half, corporate profit growth was higher than earlier estimates, which may allow businesses to build inventory following a long period of inventory drawdowns. Economic challenges remain, such as stalled consumer confidence and job prospects for the unemployed, as stimulus measures wind down, but several reports pointed to improving economic conditions.

Throughout the year, the Federal Open Market Committee kept U.S. monetary policy unchanged, announcing it intends to hold the federal funds target rate in the 0% to 0.25% range "for an extended period" as it lays the groundwork for an eventual tightening of monetary policy. Late in the period, the labor market improved somewhat as the economy lost fewer jobs than expected and the unemployment rate fell slightly, dropping from a period high of 10.2% in October to 10.0% at period-end.(1)

Globally, equity markets entered 2009 largely pricing in a possible economic depression and systemic solvency crisis, scenarios that were ultimately averted by one of the most aggressive global policy responses in financial history. As government monetary and fiscal intervention began to gain traction toward the end of the first quarter, equities bottomed and largely reversed their decline, economic growth stabilized and rebounded, and confidence was rekindled as investors began to believe the global financial system was finally on the mend. Emerging market economies fueled the global recovery as governments aggressively incentivized lending and consumption, resulting in a dramatic recovery that laid the groundwork for the developing world's equity rally. Growing demand from emerging markets supported commodity prices, which also posted record gains during the year. For most of the year, the fading U.S. dollar also helped underpin the rally in hard assets, while continued euro and yen strength created headwinds for regional recoveries.

(1.) Source: Bureau of Labor Statistics.


                                Annual Report | 3

For the 12 months under review, the blue chip stocks of the Dow Jones Industrial Average delivered a total return of +22.68%, while the broader Standard & Poor's 500 Index (S&P 500) posted a +26.46% total return and the technology-heavy NASDAQ Composite Index returned +45.32%.(2) Global developed and emerging markets, as measured by the Morgan Stanley Capital International (MSCI) All Country World Index, delivered a +35.41% total return.(3)

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international common type stocks listed on The NASDAQ Stock Market.

(3.) Source: (C) 2009 Morningstar. The MSCI All Country World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.


                                4 | Annual Report

Franklin Templeton Corefolio Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in a combination of Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

ASSET ALLOCATION*

Franklin Templeton Corefolio Allocation Fund
Based on Total Net Assets as of 12/31/09

                                   (PIE CHART)

Domestic Equity.............   75.1%
Foreign Equity..............   24.9%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This annual report for Franklin Templeton Corefolio Allocation Fund covers the fiscal year ended December 31, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton Corefolio Allocation Fund - Class A delivered a +32.74% cumulative total return for the 12 months under review. In comparison, the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index, posted total returns of +26.46% and +30.79%.(1) You can find other performance data in the Performance Summary beginning on page 7.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 37.


                                Annual Report | 5

INVESTMENT STRATEGY

The Fund invests its assets allocated approximately 50% in Franklin Growth Fund and approximately 25% each in Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the fiscal year under review, all three underlying funds had positive total returns. Franklin Growth Fund - Advisor Class and Mutual Shares Fund - Class Z outperformed the S&P 500, while Templeton Growth Fund - Advisor Class performed comparably to the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Corefolio Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                6 | Annual Report

Performance Summary as of 12/31/09

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FTCOX)                      CHANGE   12/31/09   12/31/08
-----------------------                     -------   --------   --------
Net Asset Value (NAV)                        +$2.62    $11.08      $8.46
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1419

CLASS B (SYMBOL: FBCOX)                      CHANGE   12/31/09   12/31/08
-----------------------                     -------   --------   --------
Net Asset Value (NAV)                        +$2.60    $11.04      $8.44
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0700

CLASS C (SYMBOL: FTCLX)                      CHANGE   12/31/09   12/31/08
-----------------------                     -------   --------   --------
Net Asset Value (NAV)                        +$2.59    $10.99      $8.40
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0729

CLASS R (SYMBOL: N/A)                        CHANGE   12/31/09   12/31/08
---------------------                       -------   --------   --------
Net Asset Value (NAV)                        +$2.62    $11.08      $8.46
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1204

ADVISOR CLASS (SYMBOL: N/A)                  CHANGE   12/31/09   12/31/08
---------------------------                 -------   --------   --------
Net Asset Value (NAV)                        +$2.62    $11.09      $8.47
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1683


                               Annual Report | 7

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

                                                                   INCEPTION
CLASS A                                         1-YEAR    5-YEAR   (8/15/03)
-------                                        -------   -------   ---------
Cumulative Total Return(2)                      +32.74%    +6.17%    +31.55%
Average Annual Total Return(3)                  +25.05%    +0.02%     +3.43%
Value of $10,000 Investment(4)                 $12,505   $10,010    $12,398
   Total Annual Operating Expenses(5)
      Without Waiver                    1.34%
      With Waiver                       1.12%

                                                                   INCEPTION
CLASS B                                         1-YEAR    5-YEAR   (8/15/03)
-------                                        -------   -------   ---------
Cumulative Total Return(2)                      +31.73%    +2.64%    +25.91%
Average Annual Total Return(3)                  +27.73%    +0.16%     +3.68%
Value of $10,000 Investment(4)                 $12,773   $10,082    $12,591
   Total Annual Operating Expenses(5)
      Without Waiver                    2.04%
      With Waiver                       1.82%

                                                                   INCEPTION
CLASS C                                         1-YEAR    5-YEAR   (8/15/03)
-------                                        -------   -------   ---------
Cumulative Total Return(2)                      +31.80%    +2.67%    +25.83%
Average Annual Total Return(3)                  +30.80%    +0.53%     +3.67%
Value of $10,000 Investment(4)                 $13,080   $10,267    $12,583
   Total Annual Operating Expenses(5)
      Without Waiver                    2.04%
      With Waiver                       1.82%

                                                                   INCEPTION
CLASS R                                         1-YEAR    5-YEAR   (8/15/03)
-------                                        -------   -------   ---------
Cumulative Total Return(2)                      +32.49%    +5.20%    +30.06%
Average Annual Total Return(3)                  +32.49%    +1.02%     +4.21%
Value of $10,000 Investment(4)                 $13,249   $10,520    $13,006
   Total Annual Operating Expenses(5)
      Without Waiver                    1.54%
      With Waiver                       1.32%

                                                                   INCEPTION
ADVISOR CLASS                                   1-YEAR    5-YEAR   (8/15/03)
-------------                                  -------   -------   ---------
Cumulative Total Return(2)                      +33.01%    +7.77%    +33.98%
Average Annual Total Return(3)                  +33.01%    +1.51%     +4.69%
Value of $10,000 Investment(4)                 $13,301   $10,777    $13,398
   Total Annual Operating Expenses(5)
      Without Waiver                    1.04%
      With Waiver                       0.82%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.10% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                               8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                     12/31/09
-------                     --------
1-Year                       +25.05%
5-Year                        +0.02%
Since Inception (8/15/03)     +3.43%

CLASS A (8/15/03-12/31/09)

                              (PERFORMANCE GRAPH)

             FRANKLIN TEMPLETON COREFOLIO   S&P 500   MSCI WORLD
   DATE        ALLOCATION FUND - CLASS A     INDEX       INDEX
----------   ----------------------------   -------   ----------
 8/15/2003              $ 9,425             $10,000     $10,000
 8/31/2003              $ 9,491             $10,101     $10,113
 9/30/2003              $ 9,369             $ 9,993     $10,177
10/31/2003              $ 9,783             $10,559     $10,783
11/30/2003              $ 9,962             $10,652     $10,950
12/31/2003              $10,457             $11,210     $11,639
 1/31/2004              $10,600             $11,416     $11,829
 2/29/2004              $10,770             $11,575     $12,031
 3/31/2004              $10,637             $11,400     $11,956
 4/30/2004              $10,533             $11,221     $11,718
 5/31/2004              $10,618             $11,375     $11,832
 6/30/2004              $10,884             $11,596     $12,080
 7/31/2004              $10,448             $11,212     $11,689
 8/31/2004              $10,429             $11,258     $11,745
 9/30/2004              $10,600             $11,380     $11,971
10/31/2004              $10,770             $11,554     $12,267
11/30/2004              $11,292             $12,021     $12,917
12/31/2004              $11,677             $12,430     $13,414
 1/31/2005              $11,333             $12,127     $13,114
 2/28/2005              $11,591             $12,382     $13,536
 3/31/2005              $11,439             $12,163     $13,279
 4/30/2005              $11,237             $11,932     $12,999
 5/31/2005              $11,526             $12,312     $13,239
 6/30/2005              $11,546             $12,330     $13,360
 7/31/2005              $11,951             $12,788     $13,830
 8/31/2005              $11,951             $12,671     $13,940
 9/30/2005              $12,067             $12,774     $14,306
10/31/2005              $11,845             $12,561     $13,962
11/30/2005              $12,260             $13,036     $14,435
12/31/2005              $12,452             $13,041     $14,758
 1/31/2006              $12,756             $13,386     $15,420
 2/28/2006              $12,824             $13,422     $15,404
 3/31/2006              $13,089             $13,589     $15,749
 4/30/2006              $13,268             $13,772     $16,236
 5/31/2006              $12,920             $13,375     $15,696
 6/30/2006              $12,901             $13,394     $15,698
 7/31/2006              $12,851             $13,476     $15,799
 8/31/2006              $13,169             $13,797     $16,217
 9/30/2006              $13,427             $14,152     $16,415
10/31/2006              $13,875             $14,614     $17,021
11/30/2006              $14,183             $14,891     $17,447
12/31/2006              $14,350             $15,100     $17,806
 1/31/2007              $14,625             $15,329     $18,020
 2/28/2007              $14,412             $15,029     $17,934
 3/31/2007              $14,549             $15,197     $18,270
 4/30/2007              $15,130             $15,870     $19,086
 5/31/2007              $15,648             $16,424     $19,640
 6/30/2007              $15,534             $16,151     $19,495
 7/31/2007              $15,078             $15,650     $19,067
 8/31/2007              $15,109             $15,885     $19,061
 9/30/2007              $15,565             $16,479     $19,974
10/31/2007              $15,969             $16,741     $20,591
11/30/2007              $15,379             $16,041     $19,759
12/31/2007              $15,097             $15,930     $19,510
 1/31/2008              $14,089             $14,974     $18,023
 2/29/2008              $13,791             $14,488     $17,927
 3/31/2008              $13,608             $14,425     $17,764
 4/30/2008              $14,206             $15,128     $18,712
 5/31/2008              $14,544             $15,324     $19,021
 6/30/2008              $13,226             $14,032     $17,511
 7/31/2008              $13,259             $13,914     $17,087
 8/31/2008              $13,335             $14,115     $16,855
 9/30/2008              $11,953             $12,858     $14,858
10/31/2008              $ 9,819             $10,698     $12,044
11/30/2008              $ 9,068             $ 9,931     $11,273
12/31/2008              $ 9,340             $10,036     $11,641
 1/31/2009              $ 8,678             $ 9,190     $10,624
 2/28/2009              $ 7,883             $ 8,212     $ 9,544
 3/31/2009              $ 8,446             $ 8,931     $10,269
 4/30/2009              $ 9,396             $ 9,786     $11,432
 5/31/2009              $ 9,914             $10,333     $12,482
 6/30/2009              $ 9,931             $10,354     $12,431
 7/31/2009              $10,785             $11,137     $13,487
 8/31/2009              $11,151             $11,539     $14,050
 9/30/2009              $11,694             $11,969     $14,615
10/31/2009              $11,428             $11,747     $14,358
11/30/2009              $11,982             $12,452     $14,952
12/31/2009              $12,398             $12,692     $15,225

AVERAGE ANNUAL TOTAL RETURN

CLASS B                     12/31/09
-------                     --------
1-Year                       +27.73%
5-Year                        +0.16%
Since Inception (8/15/03)     +3.68%

CLASS B (8/15/03-12/31/09)

                              (PERFORMANCE GRAPH)

             FRANKLIN TEMPLETON COREFOLIO   S&P 500   MSCI WORLD
   DATE        ALLOCATION FUND - CLASS B     INDEX       INDEX
----------   ----------------------------   -------   ----------
 8/15/2003              $10,000             $10,000     $10,000
 8/31/2003              $10,070             $10,101     $10,113
 9/30/2003              $ 9,930             $ 9,993     $10,177
10/31/2003              $10,360             $10,559     $10,783
11/30/2003              $10,550             $10,652     $10,950
12/31/2003              $11,062             $11,210     $11,639
 1/31/2004              $11,203             $11,416     $11,829
 2/29/2004              $11,374             $11,575     $12,031
 3/31/2004              $11,223             $11,400     $11,956
 4/30/2004              $11,113             $11,221     $11,718
 5/31/2004              $11,193             $11,375     $11,832
 6/30/2004              $11,474             $11,596     $12,080
 7/31/2004              $11,002             $11,212     $11,689
 8/31/2004              $10,982             $11,258     $11,745
 9/30/2004              $11,143             $11,380     $11,971
10/31/2004              $11,324             $11,554     $12,267
11/30/2004              $11,866             $12,021     $12,917
12/31/2004              $12,268             $12,430     $13,414
 1/31/2005              $11,893             $12,127     $13,114
 2/28/2005              $12,156             $12,382     $13,536
 3/31/2005              $11,996             $12,163     $13,279
 4/30/2005              $11,781             $11,932     $12,999
 5/31/2005              $12,077             $12,312     $13,239
 6/30/2005              $12,087             $12,330     $13,360
 7/31/2005              $12,506             $12,788     $13,830
 8/31/2005              $12,496             $12,671     $13,940
 9/30/2005              $12,608             $12,774     $14,306
10/31/2005              $12,373             $12,561     $13,962
11/30/2005              $12,802             $13,036     $14,435
12/31/2005              $12,990             $13,041     $14,758
 1/31/2006              $13,309             $13,386     $15,420
 2/28/2006              $13,360             $13,422     $15,404
 3/31/2006              $13,639             $13,589     $15,749
 4/30/2006              $13,817             $13,772     $16,236
 5/31/2006              $13,441             $13,375     $15,696
 6/30/2006              $13,420             $13,394     $15,698
 7/31/2006              $13,357             $13,476     $15,799
 8/31/2006              $13,681             $13,797     $16,217
 9/30/2006              $13,942             $14,152     $16,415
10/31/2006              $14,401             $14,614     $17,021
11/30/2006              $14,715             $14,891     $17,447
12/31/2006              $14,879             $15,100     $17,806
 1/31/2007              $15,156             $15,329     $18,020
 2/28/2007              $14,922             $15,029     $17,934
 3/31/2007              $15,055             $15,197     $18,270
 4/30/2007              $15,650             $15,870     $19,086
 5/31/2007              $16,181             $16,424     $19,640
 6/30/2007              $16,051             $16,151     $19,495
 7/31/2007              $15,564             $15,650     $19,067
 8/31/2007              $15,596             $15,885     $19,061
 9/30/2007              $16,062             $16,479     $19,974
10/31/2007              $16,462             $16,741     $20,591
11/30/2007              $15,845             $16,041     $19,759
12/31/2007              $15,548             $15,930     $19,510
 1/31/2008              $14,502             $14,974     $18,023
 2/29/2008              $14,183             $14,488     $17,927
 3/31/2008              $13,992             $14,425     $17,764
 4/30/2008              $14,590             $15,128     $18,712
 5/31/2008              $14,929             $15,324     $19,021
 6/30/2008              $13,574             $14,032     $17,511
 7/31/2008              $13,596             $13,914     $17,087
 8/31/2008              $13,664             $14,115     $16,855
 9/30/2008              $12,241             $12,858     $14,858
10/31/2008              $10,050             $10,698     $12,044
11/30/2008              $ 9,283             $ 9,931     $11,273
12/31/2008              $ 9,558             $10,036     $11,641
 1/31/2009              $ 8,867             $ 9,190     $10,624
 2/28/2009              $ 8,052             $ 8,212     $ 9,544
 3/31/2009              $ 8,629             $ 8,931     $10,269
 4/30/2009              $ 9,592             $ 9,786     $11,432
 5/31/2009              $10,102             $10,333     $12,482
 6/30/2009              $10,119             $10,354     $12,431
 7/31/2009              $10,983             $11,137     $13,487
 8/31/2009              $11,347             $11,539     $14,050
 9/30/2009              $11,893             $11,969     $14,615
10/31/2009              $11,620             $11,747     $14,358
11/30/2009              $12,177             $12,452     $14,952
12/31/2009              $12,591             $12,692     $15,225


                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

CLASS C                     12/31/09
-------                     --------
1-Year                       +30.80%
5-Year                        +0.53%
Since Inception (8/15/03)     +3.67%

CLASS C (8/15/03-12/31/09)

                              (PERFORMANCE GRAPH)

             FRANKLIN TEMPLETON COREFOLIO   S&P 500   MSCI WORLD
   DATE        ALLOCATION FUND - CLASS C     INDEX       INDEX
----------   ----------------------------   -------   ----------
 8/15/2003              $10,000             $10,000     $10,000
 8/31/2003              $10,070             $10,101     $10,113
 9/30/2003              $ 9,930             $ 9,993     $10,177
10/31/2003              $10,360             $10,559     $10,783
11/30/2003              $10,540             $10,652     $10,950
12/31/2003              $11,054             $11,210     $11,639
 1/31/2004              $11,194             $11,416     $11,829
 2/29/2004              $11,365             $11,575     $12,031
 3/31/2004              $11,215             $11,400     $11,956
 4/30/2004              $11,104             $11,221     $11,718
 5/31/2004              $11,194             $11,375     $11,832
 6/30/2004              $11,466             $11,596     $12,080
 7/31/2004              $10,993             $11,212     $11,689
 8/31/2004              $10,973             $11,258     $11,745
 9/30/2004              $11,144             $11,380     $11,971
10/31/2004              $11,315             $11,554     $12,267
11/30/2004              $11,858             $12,021     $12,917
12/31/2004              $12,256             $12,430     $13,414
 1/31/2005              $11,892             $12,127     $13,114
 2/28/2005              $12,155             $12,382     $13,536
 3/31/2005              $11,995             $12,163     $13,279
 4/30/2005              $11,770             $11,932     $12,999
 5/31/2005              $12,066             $12,312     $13,239
 6/30/2005              $12,087             $12,330     $13,360
 7/31/2005              $12,495             $12,788     $13,830
 8/31/2005              $12,495             $12,671     $13,940
 9/30/2005              $12,597             $12,774     $14,306
10/31/2005              $12,362             $12,561     $13,962
11/30/2005              $12,801             $13,036     $14,435
12/31/2005              $12,994             $13,041     $14,758
 1/31/2006              $13,303             $13,386     $15,420
 2/28/2006              $13,365             $13,422     $15,404
 3/31/2006              $13,634             $13,589     $15,749
 4/30/2006              $13,811             $13,772     $16,236
 5/31/2006              $13,435             $13,375     $15,696
 6/30/2006              $13,414             $13,394     $15,698
 7/31/2006              $13,351             $13,476     $15,799
 8/31/2006              $13,675             $13,797     $16,217
 9/30/2006              $13,937             $14,152     $16,415
10/31/2006              $14,397             $14,614     $17,021
11/30/2006              $14,710             $14,891     $17,447
12/31/2006              $14,875             $15,100     $17,806
 1/31/2007              $15,152             $15,329     $18,020
 2/28/2007              $14,918             $15,029     $17,934
 3/31/2007              $15,051             $15,197     $18,270
 4/30/2007              $15,648             $15,870     $19,086
 5/31/2007              $16,179             $16,424     $19,640
 6/30/2007              $16,038             $16,151     $19,495
 7/31/2007              $15,561             $15,650     $19,067
 8/31/2007              $15,593             $15,885     $19,061
 9/30/2007              $16,060             $16,479     $19,974
10/31/2007              $16,461             $16,741     $20,591
11/30/2007              $15,843             $16,041     $19,759
12/31/2007              $15,545             $15,930     $19,510
 1/31/2008              $14,496             $14,974     $18,023
 2/29/2008              $14,176             $14,488     $17,927
 3/31/2008              $13,984             $14,425     $17,764
 4/30/2008              $14,596             $15,128     $18,712
 5/31/2008              $14,924             $15,324     $19,021
 6/30/2008              $13,577             $14,032     $17,511
 7/31/2008              $13,588             $13,914     $17,087
 8/31/2008              $13,667             $14,115     $16,855
 9/30/2008              $12,241             $12,858     $14,858
10/31/2008              $10,055             $10,698     $12,044
11/30/2008              $ 9,274             $ 9,931     $11,273
12/31/2008              $ 9,547             $10,036     $11,641
 1/31/2009              $ 8,865             $ 9,190     $10,624
 2/28/2009              $ 8,047             $ 8,212     $ 9,544
 3/31/2009              $ 8,627             $ 8,931     $10,269
 4/30/2009              $ 9,581             $ 9,786     $11,432
 5/31/2009              $10,104             $10,333     $12,482
 6/30/2009              $10,122             $10,354     $12,431
 7/31/2009              $10,977             $11,137     $13,487
 8/31/2009              $11,354             $11,539     $14,050
 9/30/2009              $11,890             $11,969     $14,615
10/31/2009              $11,616             $11,747     $14,358
11/30/2009              $12,176             $12,452     $14,952
12/31/2009              $12,583             $12,692     $15,225

AVERAGE ANNUAL TOTAL RETURN

CLASS R                     12/31/09
-------                     --------
1-Year                       +32.49%
5-Year                        +1.02%
Since Inception (8/15/03)     +4.21%

CLASS R (8/15/03-12/31/09)

                              (PERFORMANCE GRAPH)

             FRANKLIN TEMPLETON COREFOLIO   S&P 500   MSCI WORLD
   DATE        ALLOCATION FUND - CLASS R     INDEX       INDEX
----------   ----------------------------   -------   ----------
 8/15/2003              $10,000             $10,000     $10,000
 8/31/2003              $10,070             $10,101     $10,113
 9/30/2003              $ 9,940             $ 9,993     $10,177
10/31/2003              $10,380             $10,559     $10,783
11/30/2003              $10,570             $10,652     $10,950
12/31/2003              $11,096             $11,210     $11,639
 1/31/2004              $11,236             $11,416     $11,829
 2/29/2004              $11,417             $11,575     $12,031
 3/31/2004              $11,267             $11,400     $11,956
 4/30/2004              $11,156             $11,221     $11,718
 5/31/2004              $11,246             $11,375     $11,832
 6/30/2004              $11,528             $11,596     $12,080
 7/31/2004              $11,065             $11,212     $11,689
 8/31/2004              $11,045             $11,258     $11,745
 9/30/2004              $11,216             $11,380     $11,971
10/31/2004              $11,397             $11,554     $12,267
11/30/2004              $11,951             $12,021     $12,917
12/31/2004              $12,363             $12,430     $13,414
 1/31/2005              $11,998             $12,127     $13,114
 2/28/2005              $12,262             $12,382     $13,536
 3/31/2005              $12,111             $12,163     $13,279
 4/30/2005              $11,886             $11,932     $12,999
 5/31/2005              $12,193             $12,312     $13,239
 6/30/2005              $12,213             $12,330     $13,360
 7/31/2005              $12,633             $12,788     $13,830
 8/31/2005              $12,633             $12,671     $13,940
 9/30/2005              $12,756             $12,774     $14,306
10/31/2005              $12,520             $12,561     $13,962
11/30/2005              $12,971             $13,036     $14,435
12/31/2005              $13,158             $13,041     $14,758
 1/31/2006              $13,479             $13,386     $15,420
 2/28/2006              $13,552             $13,422     $15,404
 3/31/2006              $13,832             $13,589     $15,749
 4/30/2006              $14,022             $13,772     $16,236
 5/31/2006              $13,643             $13,375     $15,696
 6/30/2006              $13,622             $13,394     $15,698
 7/31/2006              $13,569             $13,476     $15,799
 8/31/2006              $13,906             $13,797     $16,217
 9/30/2006              $14,169             $14,152     $16,415
10/31/2006              $14,642             $14,614     $17,021
11/30/2006              $14,969             $14,891     $17,447
12/31/2006              $15,145             $15,100     $17,806
 1/31/2007              $15,435             $15,329     $18,020
 2/28/2007              $15,199             $15,029     $17,934
 3/31/2007              $15,344             $15,197     $18,270
 4/30/2007              $15,958             $15,870     $19,086
 5/31/2007              $16,505             $16,424     $19,640
 6/30/2007              $16,374             $16,151     $19,495
 7/31/2007              $15,892             $15,650     $19,067
 8/31/2007              $15,925             $15,885     $19,061
 9/30/2007              $16,407             $16,479     $19,974
10/31/2007              $16,823             $16,741     $20,591
11/30/2007              $16,199             $16,041     $19,759
12/31/2007              $15,905             $15,930     $19,510
 1/31/2008              $14,841             $14,974     $18,023
 2/29/2008              $14,516             $14,488     $17,927
 3/31/2008              $14,333             $14,425     $17,764
 4/30/2008              $14,953             $15,128     $18,712
 5/31/2008              $15,298             $15,324     $19,021
 6/30/2008              $13,919             $14,032     $17,511
 7/31/2008              $13,942             $13,914     $17,087
 8/31/2008              $14,023             $14,115     $16,855
 9/30/2008              $12,564             $12,858     $14,858
10/31/2008              $10,325             $10,698     $12,044
11/30/2008              $ 9,532             $ 9,931     $11,273
12/31/2008              $ 9,817             $10,036     $11,641
 1/31/2009              $ 9,120             $ 9,190     $10,624
 2/28/2009              $ 8,285             $ 8,212     $ 9,544
 3/31/2009              $ 8,877             $ 8,931     $10,269
 4/30/2009              $ 9,875             $ 9,786     $11,432
 5/31/2009              $10,408             $10,333     $12,482
 6/30/2009              $10,426             $10,354     $12,431
 7/31/2009              $11,323             $11,137     $13,487
 8/31/2009              $11,708             $11,539     $14,050
 9/30/2009              $12,267             $11,969     $14,615
10/31/2009              $11,987             $11,747     $14,358
11/30/2009              $12,570             $12,452     $14,952
12/31/2009              $13,006             $12,692     $15,225


                               10 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS               12/31/09
-------------               --------
1-Year                       +33.01%
5-Year                        +1.51%
Since Inception (8/15/03)     +4.69%

ADVISOR CLASS (8/15/03-12/31/09)

                              (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON COREFOLIO    S&P 500   MSCI WORLD
   DATE      ALLOCATION FUND - ADVISOR CLASS    INDEX       INDEX
----------   -------------------------------   -------   ----------
 8/15/2003               $10,000               $10,000     $10,000
 8/31/2003               $10,070               $10,101     $10,113
 9/30/2003               $ 9,940               $ 9,993     $10,177
10/31/2003               $10,380               $10,559     $10,783
11/30/2003               $10,580               $10,652     $10,950
12/31/2003               $11,102               $11,210     $11,639
 1/31/2004               $11,253               $11,416     $11,829
 2/29/2004               $11,434               $11,575     $12,031
 3/31/2004               $11,293               $11,400     $11,956
 4/30/2004               $11,193               $11,221     $11,718
 5/31/2004               $11,273               $11,375     $11,832
 6/30/2004               $11,565               $11,596     $12,080
 7/31/2004               $11,092               $11,212     $11,689
 8/31/2004               $11,082               $11,258     $11,745
 9/30/2004               $11,263               $11,380     $11,971
10/31/2004               $11,444               $11,554     $12,267
11/30/2004               $12,008               $12,021     $12,917
12/31/2004               $12,432               $12,430     $13,414
 1/31/2005               $12,066               $12,127     $13,114
 2/28/2005               $12,341               $12,382     $13,536
 3/31/2005               $12,190               $12,163     $13,279
 4/30/2005               $11,974               $11,932     $12,999
 5/31/2005               $12,282               $12,312     $13,239
 6/30/2005               $12,313               $12,330     $13,360
 7/31/2005               $12,734               $12,788     $13,830
 8/31/2005               $12,744               $12,671     $13,940
 9/30/2005               $12,867               $12,774     $14,306
10/31/2005               $12,631               $12,561     $13,962
11/30/2005               $13,083               $13,036     $14,435
12/31/2005               $13,294               $13,041     $14,758
 1/31/2006               $13,618               $13,386     $15,420
 2/28/2006               $13,691               $13,422     $15,404
 3/31/2006               $13,995               $13,589     $15,749
 4/30/2006               $14,186               $13,772     $16,236
 5/31/2006               $13,804               $13,375     $15,696
 6/30/2006               $13,794               $13,394     $15,698
 7/31/2006               $13,741               $13,476     $15,799
 8/31/2006               $14,090               $13,797     $16,217
 9/30/2006               $14,366               $14,152     $16,415
10/31/2006               $14,853               $14,614     $17,021
11/30/2006               $15,192               $14,891     $17,447
12/31/2006               $15,376               $15,100     $17,806
 1/31/2007               $15,680               $15,329     $18,020
 2/28/2007               $15,452               $15,029     $17,934
 3/31/2007               $15,599               $15,197     $18,270
 4/30/2007               $16,220               $15,870     $19,086
 5/31/2007               $16,796               $16,424     $19,640
 6/30/2007               $16,663               $16,151     $19,495
 7/31/2007               $16,186               $15,650     $19,067
 8/31/2007               $16,220               $15,885     $19,061
 9/30/2007               $16,718               $16,479     $19,974
10/31/2007               $17,150               $16,741     $20,591
11/30/2007               $16,519               $16,041     $19,759
12/31/2007               $16,226               $15,930     $19,510
 1/31/2008               $15,145               $14,974     $18,023
 2/29/2008               $14,826               $14,488     $17,927
 3/31/2008               $14,640               $14,425     $17,764
 4/30/2008               $15,282               $15,128     $18,712
 5/31/2008               $15,644               $15,324     $19,021
 6/30/2008               $14,243               $14,032     $17,511
 7/31/2008               $14,266               $13,914     $17,087
 8/31/2008               $14,360               $14,115     $16,855
 9/30/2008               $12,877               $12,858     $14,858
10/31/2008               $10,577               $10,698     $12,044
11/30/2008               $ 9,772               $ 9,931     $11,273
12/31/2008               $10,073               $10,036     $11,641
 1/31/2009               $ 9,359               $ 9,190     $10,624
 2/28/2009               $ 8,503               $ 8,212     $ 9,544
 3/31/2009               $ 9,122               $ 8,931     $10,269
 4/30/2009               $10,144               $ 9,786     $11,432
 5/31/2009               $10,691               $10,333     $12,482
 6/30/2009               $10,722               $10,354     $12,431
 7/31/2009               $11,641               $11,137     $13,487
 8/31/2009               $12,047               $11,539     $14,050
 9/30/2009               $12,632               $11,969     $14,615
10/31/2009               $12,345               $11,747     $14,358
11/30/2009               $12,954               $12,452     $14,952
12/31/2009               $13,398               $12,692     $15,225

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. FOREIGN INVESTING CARRIES ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AND POLITICAL OR SOCIAL INSTABILITY. THESE AND OTHER RISKS, INCLUDING INVESTMENTS IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, INVOLVES SPECIAL CONSIDERATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Source: (c) 2009 Morningstar. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


                               Annual Report | 11

Your Fund's Expenses

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               12 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID     EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
                                     7/1/09         12/31/09     7/1/09-12/31/09   7/1/09-12/31/09
                                 -------------   -------------   ---------------   ---------------
CLASS A
Actual                               $1,000        $1,248.40          $2.15             $ 6.80
Hypothetical
   (5% return before expenses)       $1,000        $1,023.29          $1.94             $ 6.11
CLASS B
Actual                               $1,000        $1,244.30          $6.22             $10.86
Hypothetical
   (5% return before expenses)       $1,000        $1,019.66          $5.60             $ 9.75
CLASS C
Actual                               $1,000        $1,243.20          $6.22             $10.86
Hypothetical
   (5% return before expenses)       $1,000        $1,019.66          $5.60             $ 9.75
CLASS R
Actual                               $1,000        $1,247.40          $3.40             $ 8.04
Hypothetical
   (5% return before expenses)       $1,000        $1,022.18          $3.06             $ 7.22
ADVISOR CLASS
Actual                               $1,000        $1,249.60          $0.57             $ 5.22
Hypothetical
   (5% return before expenses)       $1,000        $1,024.70          $0.51             $ 4.69

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.38%; B: 1.10%; C: 1.10%; R: 0.60%; and
     Advisor: 0.10%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.20%; B: 1.92%; C: 1.92%; R: 1.42%; and
     Advisor: 0.92%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                               Annual Report | 13

Franklin Templeton Founding Funds Allocation Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

This annual report for Franklin Templeton Founding Funds Allocation Fund covers the fiscal year ended December 31, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton Founding Funds Allocation Fund - Class A delivered a +31.05% cumulative total return for the 12 months under review. In comparison, the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index, posted total returns of +26.46% and +30.79%.(1) You can find other performance data in the Performance Summary beginning on page 16.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 43.


                               14 | Annual Report

ASSET ALLOCATION*

Franklin Templeton
Founding Funds Allocation Fund
Based on Total Net Assets as of 12/31/09

                                   (BAR CHART)

Domestic Hybrid          33.4%
Domestic Equity          33.3%
Foreign Equity           33.2%
Short-Term Investments
   & Other Net Assets     0.1%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the fiscal year under review, all three underlying funds had positive total returns. Franklin Income Fund - Advisor Class and Mutual Shares Fund - Class Z outperformed the S&P 500, while Templeton Growth Fund - Advisor Class performed comparably to the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Founding Funds Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                               Annual Report | 15

Performance Summary as of 12/31/09

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FFALX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$1.99     $9.82      $7.83
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.3977

CLASS B (SYMBOL: FFABX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$1.99     $9.83      $7.84
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.3324

CLASS C (SYMBOL: FFACX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$1.96     $9.70      $7.74
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.3336

CLASS R (SYMBOL: FFARX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$2.00     $9.84      $7.84
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.3753

ADVISOR CLASS (SYMBOL: FFAAX)               CHANGE   12/31/09   12/31/08
-----------------------------               ------   --------   --------
Net Asset Value (NAV)                       +$2.00     $9.87      $7.87
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.4211


                               16 | Annual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR    5-YEAR   INCEPTION (8/15/03)
-------                                        -------   -------   -------------------
Cumulative Total Return(2)                      +31.05%    +6.88%         +35.46%
Average Annual Total Return(3)                  +23.48%    +0.15%          +3.90%
Value of $10,000 Investment(4)                 $12,348   $10,073         $12,767
   Total Annual Operating Expenses(5)
      Without Waiver                    1.21%
      With Waiver                       1.07%

CLASS B                                         1-YEAR    5-YEAR   INCEPTION (8/15/03)
-------                                        -------   -------   -------------------
Cumulative Total Return(2)                      +30.09%    +3.23%         +29.82%
Average Annual Total Return(3)                  +26.09%    +0.32%          +4.18%
Value of $10,000 Investment(4)                 $12,609   $10,163         $12,982
   Total Annual Operating Expenses(5)
      Without Waiver                    1.91%
      With Waiver                       1.77%

CLASS C                                         1-YEAR    5-YEAR   INCEPTION (8/15/03)
-------                                        -------   -------   -------------------
Cumulative Total Return(2)                      +30.11%    +3.40%         +29.93%
Average Annual Total Return(3)                  +29.11%    +0.67%          +4.19%
Value of $10,000 Investment(4)                 $12,911   $10,340         $12,993
   Total Annual Operating Expenses(5)
      Without Waiver                    1.91%
      With Waiver                       1.77%

CLASS R                                         1-YEAR    5-YEAR   INCEPTION (8/15/03)
-------                                        -------   -------   -------------------
Cumulative Total Return(2)                      +30.83%    +5.94%         +34.21%
Average Annual Total Return(3)                  +30.83%    +1.16%          +4.72%
Value of $10,000 Investment(4)                 $13,083   $10,594         $13,421
   Total Annual Operating Expenses(5)
      Without Waiver                    1.41%
      With Waiver                       1.27%

ADVISOR CLASS                                   1-YEAR    5-YEAR   INCEPTION (8/15/03)
-------------                                  -------   -------   -------------------
Cumulative Total Return(2)                      +31.35%    +8.56%         +38.35%
Average Annual Total Return(3)                  +31.35%    +1.66%          +5.22%
Value of $10,000 Investment(4)                 $13,135   $10,856         $13,835
   Total Annual Operating Expenses(5)
      Without Waiver                    0.91%
      With Waiver                       0.77%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.10% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                               Annual Report | 17

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                     12/31/09
-------                     --------
1-Year                       +23.48%
5-Year                        +0.15%
Since Inception (8/15/03)     +3.90%

CLASS A (8/15/03-12/31/09)

                               (PERFORMANCE GRAPH)

             FRANKLIN TEMPLETON FOUNDING FUNDS   S&P 500
   DATE          ALLOCATION FUND - CLASS A        INDEX    MSCI WORLD INDEX
----------   ---------------------------------   -------   ----------------
8/15/2003                 $ 9,425                $10,000        $10,000
8/31/2003                 $ 9,463                $10,101        $10,113
9/30/2003                 $ 9,519                $ 9,993        $10,177
10/31/2003                $ 9,811                $10,559        $10,783
11/30/2003                $10,019                $10,652        $10,950
12/31/2003                $10,517                $11,210        $11,639
1/31/2004                 $10,650                $11,416        $11,829
2/29/2004                 $10,850                $11,575        $12,031
3/31/2004                 $10,774                $11,400        $11,956
4/30/2004                 $10,631                $11,221        $11,718
5/31/2004                 $10,641                $11,375        $11,832
6/30/2004                 $10,802                $11,596        $12,080
7/31/2004                 $10,650                $11,212        $11,689
8/31/2004                 $10,783                $11,258        $11,745
9/30/2004                 $10,954                $11,380        $11,971
10/31/2004                $11,135                $11,554        $12,267
11/30/2004                $11,610                $12,021        $12,917
12/31/2004                $11,945                $12,430        $13,414
1/31/2005                 $11,693                $12,127        $13,114
2/28/2005                 $12,082                $12,382        $13,536
3/31/2005                 $11,903                $12,163        $13,279
4/30/2005                 $11,727                $11,932        $12,999
5/31/2005                 $11,903                $12,312        $13,239
6/30/2005                 $12,119                $12,330        $13,360
7/31/2005                 $12,404                $12,788        $13,830
8/31/2005                 $12,473                $12,671        $13,940
9/30/2005                 $12,601                $12,774        $14,306
10/31/2005                $12,237                $12,561        $13,962
11/30/2005                $12,404                $13,036        $14,435
12/31/2005                $12,700                $13,041        $14,758
1/31/2006                 $13,086                $13,386        $15,420
2/28/2006                 $13,157                $13,422        $15,404
3/31/2006                 $13,379                $13,589        $15,749
4/30/2006                 $13,627                $13,772        $16,236
5/31/2006                 $13,400                $13,375        $15,696
6/30/2006                 $13,431                $13,394        $15,698
7/31/2006                 $13,627                $13,476        $15,799
8/31/2006                 $13,937                $13,797        $16,217
9/30/2006                 $14,103                $14,152        $16,415
10/31/2006                $14,526                $14,614        $17,021
11/30/2006                $14,857                $14,891        $17,447
12/31/2006                $15,156                $15,100        $17,806
1/31/2007                 $15,351                $15,329        $18,020
2/28/2007                 $15,275                $15,029        $17,934
3/31/2007                 $15,502                $15,197        $18,270
4/30/2007                 $16,021                $15,870        $19,086
5/31/2007                 $16,407                $16,424        $19,640
6/30/2007                 $16,241                $16,151        $19,495
7/31/2007                 $15,668                $15,650        $19,067
8/31/2007                 $15,613                $15,885        $19,061
9/30/2007                 $16,021                $16,479        $19,974
10/31/2007                $16,296                $16,741        $20,591
11/30/2007                $15,811                $16,041        $19,759
12/31/2007                $15,628                $15,930        $19,510
1/31/2008                 $14,818                $14,974        $18,023
2/29/2008                 $14,459                $14,488        $17,927
3/31/2008                 $14,228                $14,425        $17,764
4/30/2008                 $14,881                $15,128        $18,712
5/31/2008                 $15,023                $15,324        $19,021
6/30/2008                 $13,777                $14,032        $17,511
7/31/2008                 $13,647                $13,914        $17,087
8/31/2008                 $13,623                $14,115        $16,855
9/30/2008                 $12,080                $12,858        $14,858
10/31/2008                $10,099                $10,698        $12,044
11/30/2008                $ 9,292                $ 9,931        $11,273
12/31/2008                $ 9,742                $10,036        $11,641
1/31/2009                 $ 9,145                $ 9,190        $10,624
2/28/2009                 $ 8,336                $ 8,212        $ 9,544
3/31/2009                 $ 8,834                $ 8,931        $10,269
4/30/2009                 $ 9,755                $ 9,786        $11,432
5/31/2009                 $10,377                $10,333        $12,482
6/30/2009                 $10,482                $10,354        $12,431
7/31/2009                 $11,298                $11,137        $13,487
8/31/2009                 $11,668                $11,539        $14,050
9/30/2009                 $12,178                $11,969        $14,615
10/31/2009                $11,999                $11,747        $14,358
11/30/2009                $12,331                $12,452        $14,952
12/31/2009                $12,767                $12,692        $15,225

AVERAGE ANNUAL TOTAL RETURN

CLASS B                     12/31/09
-------                     --------
1-Year                       +26.09%
5-Year                        +0.32%
Since Inception (8/15/03)     +4.18%

CLASS B (8/15/03-12/31/09)

                               (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON FOUNDING     S&P 500
   DATE      FUNDS ALLOCATION FUND - CLASS B    INDEX    MSCI WORLD INDEX
----------   -------------------------------   -------   ----------------
8/15/2003                $10,000               $10,000        $10,000
8/31/2003                $10,040               $10,101        $10,113
9/30/2003                $10,090               $ 9,993        $10,177
10/31/2003               $10,400               $10,559        $10,783
11/30/2003               $10,610               $10,652        $10,950
12/31/2003               $11,128               $11,210        $11,639
1/31/2004                $11,279               $11,416        $11,829
2/29/2004                $11,470               $11,575        $12,031
3/31/2004                $11,390               $11,400        $11,956
4/30/2004                $11,229               $11,221        $11,718
5/31/2004                $11,229               $11,375        $11,832
6/30/2004                $11,400               $11,596        $12,080
7/31/2004                $11,239               $11,212        $11,689
8/31/2004                $11,360               $11,258        $11,745
9/30/2004                $11,541               $11,380        $11,971
10/31/2004               $11,722               $11,554        $12,267
11/30/2004               $12,216               $12,021        $12,917
12/31/2004               $12,576               $12,430        $13,414
1/31/2005                $12,298               $12,127        $13,114
2/28/2005                $12,689               $12,382        $13,536
3/31/2005                $12,501               $12,163        $13,279
4/30/2005                $12,303               $11,932        $12,999
5/31/2005                $12,490               $12,312        $13,239
6/30/2005                $12,708               $12,330        $13,360
7/31/2005                $12,998               $12,788        $13,830
8/31/2005                $13,061               $12,671        $13,940
9/30/2005                $13,185               $12,774        $14,306
10/31/2005               $12,801               $12,561        $13,962
11/30/2005               $12,967               $13,036        $14,435
12/31/2005               $13,277               $13,041        $14,758
1/31/2006                $13,671               $13,386        $15,420
2/28/2006                $13,735               $13,422        $15,404
3/31/2006                $13,968               $13,589        $15,749
4/30/2006                $14,207               $13,772        $16,236
5/31/2006                $13,968               $13,375        $15,696
6/30/2006                $14,001               $13,394        $15,698
7/31/2006                $14,196               $13,476        $15,799
8/31/2006                $14,500               $13,797        $16,217
9/30/2006                $14,662               $14,152        $16,415
10/31/2006               $15,096               $14,614        $17,021
11/30/2006               $15,443               $14,891        $17,447
12/31/2006               $15,737               $15,100        $17,806
1/31/2007                $15,929               $15,329        $18,020
2/28/2007                $15,850               $15,029        $17,934
3/31/2007                $16,065               $15,197        $18,270
4/30/2007                $16,593               $15,870        $19,086
5/31/2007                $16,996               $16,424        $19,640
6/30/2007                $16,800               $16,151        $19,495
7/31/2007                $16,214               $15,650        $19,067
8/31/2007                $16,145               $15,885        $19,061
9/30/2007                $16,547               $16,479        $19,974
10/31/2007               $16,835               $16,741        $20,591
11/30/2007               $16,318               $16,041        $19,759
12/31/2007               $16,108               $15,930        $19,510
1/31/2008                $15,270               $14,974        $18,023
2/29/2008                $14,887               $14,488        $17,927
3/31/2008                $14,648               $14,425        $17,764
4/30/2008                $15,311               $15,128        $18,712
5/31/2008                $15,446               $15,324        $19,021
6/30/2008                $14,169               $14,032        $17,511
7/31/2008                $14,022               $13,914        $17,087
8/31/2008                $13,985               $14,115        $16,855
9/30/2008                $12,401               $12,858        $14,858
10/31/2008               $10,351               $10,698        $12,044
11/30/2008               $ 9,516               $ 9,931        $11,273
12/31/2008               $ 9,979               $10,036        $11,641
1/31/2009                $ 9,356               $ 9,190        $10,624
2/28/2009                $ 8,528               $ 8,212        $ 9,544
3/31/2009                $ 9,037               $ 8,931        $10,269
4/30/2009                $ 9,967               $ 9,786        $11,432
5/31/2009                $10,590               $10,333        $12,482
6/30/2009                $10,699               $10,354        $12,431
7/31/2009                $11,518               $11,137        $13,487
8/31/2009                $11,895               $11,539        $14,050
9/30/2009                $12,402               $11,969        $14,615
10/31/2009               $12,220               $11,747        $14,358
11/30/2009               $12,545               $12,452        $14,952
12/31/2009               $12,982               $12,692        $15,225


                               18 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS C                     12/31/09
-------                     --------
1-Year                       +29.11%
5-Year                        +0.67%
Since Inception (8/15/03)     +4.19%

CLASS C (8/15/03-12/31/09)

                               (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON FOUNDING     S&P 500   MSCI WORLD
   DATE      FUNDS ALLOCATION FUND - CLASS C    INDEX      INDEX
----------   -------------------------------   -------   ----------
 8/15/2003               $10,000               $10,000    $10,000
 8/31/2003               $10,040               $10,101    $10,113
 9/30/2003               $10,090               $ 9,993    $10,177
10/31/2003               $10,390               $10,559    $10,783
11/30/2003               $10,610               $10,652    $10,950
12/31/2003               $11,129               $11,210    $11,639
 1/31/2004               $11,270               $11,416    $11,829
 2/29/2004               $11,471               $11,575    $12,031
 3/31/2004               $11,391               $11,400    $11,956
 4/30/2004               $11,229               $11,221    $11,718
 5/31/2004               $11,229               $11,375    $11,832
 6/30/2004               $11,401               $11,596    $12,080
 7/31/2004               $11,240               $11,212    $11,689
 8/31/2004               $11,360               $11,258    $11,745
 9/30/2004               $11,542               $11,380    $11,971
10/31/2004               $11,723               $11,554    $12,267
11/30/2004               $12,216               $12,021    $12,917
12/31/2004               $12,565               $12,430    $13,414
 1/31/2005               $12,298               $12,127    $13,114
 2/28/2005               $12,688               $12,382    $13,536
 3/31/2005               $12,500               $12,163    $13,279
 4/30/2005               $12,303               $11,932    $12,999
 5/31/2005               $12,490               $12,312    $13,239
 6/30/2005               $12,697               $12,330    $13,360
 7/31/2005               $12,998               $12,788    $13,830
 8/31/2005               $13,060               $12,671    $13,940
 9/30/2005               $13,185               $12,774    $14,306
10/31/2005               $12,801               $12,561    $13,962
11/30/2005               $12,967               $13,036    $14,435
12/31/2005               $13,272               $13,041    $14,758
 1/31/2006               $13,670               $13,386    $15,420
 2/28/2006               $13,734               $13,422    $15,404
 3/31/2006               $13,969               $13,589    $15,749
 4/30/2006               $14,209               $13,772    $16,236
 5/31/2006               $13,969               $13,375    $15,696
 6/30/2006               $13,991               $13,394    $15,698
 7/31/2006               $14,198               $13,476    $15,799
 8/31/2006               $14,504               $13,797    $16,217
 9/30/2006               $14,668               $14,152    $16,415
10/31/2006               $15,094               $14,614    $17,021
11/30/2006               $15,444               $14,891    $17,447
12/31/2006               $15,728               $15,100    $17,806
 1/31/2007               $15,933               $15,329    $18,020
 2/28/2007               $15,853               $15,029    $17,934
 3/31/2007               $16,070               $15,197    $18,270
 4/30/2007               $16,592               $15,870    $19,086
 5/31/2007               $16,999               $16,424    $19,640
 6/30/2007               $16,801               $16,151    $19,495
 7/31/2007               $16,209               $15,650    $19,067
 8/31/2007               $16,151               $15,885    $19,061
 9/30/2007               $16,546               $16,479    $19,974
10/31/2007               $16,836               $16,741    $20,591
11/30/2007               $16,314               $16,041    $19,759
12/31/2007               $16,116               $15,930    $19,510
 1/31/2008               $15,279               $14,974    $18,023
 2/29/2008               $14,891               $14,488    $17,927
 3/31/2008               $14,650               $14,425    $17,764
 4/30/2008               $15,321               $15,128    $18,712
 5/31/2008               $15,445               $15,324    $19,021
 6/30/2008               $14,165               $14,032    $17,511
 7/31/2008               $14,015               $13,914    $17,087
 8/31/2008               $13,978               $14,115    $16,855
 9/30/2008               $12,399               $12,858    $14,858
10/31/2008               $10,359               $10,698    $12,044
11/30/2008               $ 9,526               $ 9,931    $11,273
12/31/2008               $ 9,986               $10,036    $11,641
 1/31/2009               $ 9,367               $ 9,190    $10,624
 2/28/2009               $ 8,528               $ 8,212    $ 9,544
 3/31/2009               $ 9,031               $ 8,931    $10,269
 4/30/2009               $ 9,973               $ 9,786    $11,432
 5/31/2009               $10,592               $10,333    $12,482
 6/30/2009               $10,704               $10,354    $12,431
 7/31/2009               $11,521               $11,137    $13,487
 8/31/2009               $11,891               $11,539    $14,050
 9/30/2009               $12,405               $11,969    $14,615
10/31/2009               $12,220               $11,747    $14,358
11/30/2009               $12,550               $12,452    $14,952
12/31/2009               $12,993               $12,692    $15,225

AVERAGE ANNUAL TOTAL RETURN

CLASS R                     12/31/09
-------                     --------
1-Year                       +30.83%
5-Year                        +1.16%
Since Inception (8/15/03)     +4.72%

CLASS R (8/15/03-12/31/09)

                               (PERFORMANCE GRAPH)

             FRANKLIN TEMPLETON FOUNDING FUNDS   S&P 500
   DATE          ALLOCATION FUND - CLASS R        INDEX    MSCI WORLD INDEX
----------   ---------------------------------   -------   ----------------
8/15/2003                 $10,000                $10,000       $10,000
8/31/2003                 $10,040                $10,101       $10,113
9/30/2003                 $10,100                $ 9,993       $10,177
10/31/2003                $10,410                $10,559       $10,783
11/30/2003                $10,630                $10,652       $10,950
12/31/2003                $11,168                $11,210       $11,639
1/31/2004                 $11,319                $11,416       $11,829
2/29/2004                 $11,521                $11,575       $12,031
3/31/2004                 $11,440                $11,400       $11,956
4/30/2004                 $11,279                $11,221       $11,718
5/31/2004                 $11,289                $11,375       $11,832
6/30/2004                 $11,471                $11,596       $12,080
7/31/2004                 $11,309                $11,212       $11,689
8/31/2004                 $11,440                $11,258       $11,745
9/30/2004                 $11,622                $11,380       $11,971
10/31/2004                $11,803                $11,554       $12,267
11/30/2004                $12,307                $12,021       $12,917
12/31/2004                $12,668                $12,430       $13,414
1/31/2005                 $12,400                $12,127       $13,114
2/28/2005                 $12,803                $12,382       $13,536
3/31/2005                 $12,624                $12,163       $13,279
4/30/2005                 $12,426                $11,932       $12,999
5/31/2005                 $12,614                $12,312       $13,239
6/30/2005                 $12,843                $12,330       $13,360
7/31/2005                 $13,145                $12,788       $13,830
8/31/2005                 $13,207                $12,671       $13,940
9/30/2005                 $13,343                $12,774       $14,306
10/31/2005                $12,957                $12,561       $13,962
11/30/2005                $13,134                $13,036       $14,435
12/31/2005                $13,444                $13,041       $14,758
1/31/2006                 $13,852                $13,386       $15,420
2/28/2006                 $13,928                $13,422       $15,404
3/31/2006                 $14,163                $13,589       $15,749
4/30/2006                 $14,414                $13,772       $16,236
5/31/2006                 $14,174                $13,375       $15,696
6/30/2006                 $14,217                $13,394       $15,698
7/31/2006                 $14,414                $13,476       $15,799
8/31/2006                 $14,743                $13,797       $16,217
9/30/2006                 $14,907                $14,152       $16,415
10/31/2006                $15,356                $14,614       $17,021
11/30/2006                $15,717                $14,891       $17,447
12/31/2006                $16,018                $15,100       $17,806
1/31/2007                 $16,224                $15,329       $18,020
2/28/2007                 $16,144                $15,029       $17,934
3/31/2007                 $16,373                $15,197       $18,270
4/30/2007                 $16,932                $15,870       $19,086
5/31/2007                 $17,340                $16,424       $19,640
6/30/2007                 $17,153                $16,151       $19,495
7/31/2007                 $16,547                $15,650       $19,067
8/31/2007                 $16,489                $15,885       $19,061
9/30/2007                 $16,909                $16,479       $19,974
10/31/2007                $17,212                $16,741       $20,591
11/30/2007                $16,687                $16,041       $19,759
12/31/2007                $16,485                $15,930       $19,510
1/31/2008                 $15,631                $14,974       $18,023
2/29/2008                 $15,240                $14,488       $17,927
3/31/2008                 $14,997                $14,425       $17,764
4/30/2008                 $15,698                $15,128       $18,712
5/31/2008                 $15,835                $15,324       $19,021
6/30/2008                 $14,521                $14,032       $17,511
7/31/2008                 $14,383                $13,914       $17,087
8/31/2008                 $14,346                $14,115       $16,855
9/30/2008                 $12,731                $12,858       $14,858
10/31/2008                $10,628                $10,698       $12,044
11/30/2008                $ 9,777                $ 9,931       $11,273
12/31/2008                $10,259                $10,036       $11,641
1/31/2009                 $ 9,618                $ 9,190       $10,624
2/28/2009                 $ 8,767                $ 8,212       $ 9,544
3/31/2009                 $ 9,290                $ 8,931       $10,269
4/30/2009                 $10,259                $ 9,786       $11,432
5/31/2009                 $10,913                $10,333       $12,482
6/30/2009                 $11,022                $10,354       $12,431
7/31/2009                 $11,879                $11,137       $13,487
8/31/2009                 $12,268                $11,539       $14,050
9/30/2009                 $12,804                $11,969       $14,615
10/31/2009                $12,616                $11,747       $14,358
11/30/2009                $12,964                $12,452       $14,952
12/31/2009                $13,421                $12,692       $15,225


                               Annual Report | 19

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS               12/31/09
-------------               --------
1-Year                       +31.35%
5-Year                        +1.66%
Since Inception (8/15/03)     +5.22%

ADVISOR CLASS (8/15/03-12/31/09)

                               (PERFORMANCE GRAPH)

             FRANKLIN TEMPLETON FOUNDING FUNDS   S&P 500
   DATE       ALLOCATION FUND - ADVISOR CLASS     INDEX    MSCI WORLD INDEX
----------   ---------------------------------   -------   ----------------
8/15/2003                 $10,000                $10,000       $10,000
8/31/2003                 $10,040                $10,101       $10,113
9/30/2003                 $10,100                $ 9,993       $10,177
10/31/2003                $10,420                $10,559       $10,783
11/30/2003                $10,640                $10,652       $10,950
12/31/2003                $11,175                $11,210       $11,639
1/31/2004                 $11,326                $11,416       $11,829
2/29/2004                 $11,538                $11,575       $12,031
3/31/2004                 $11,457                $11,400       $11,956
4/30/2004                 $11,306                $11,221       $11,718
5/31/2004                 $11,326                $11,375       $11,832
6/30/2004                 $11,508                $11,596       $12,080
7/31/2004                 $11,346                $11,212       $11,689
8/31/2004                 $11,477                $11,258       $11,745
9/30/2004                 $11,669                $11,380       $11,971
10/31/2004                $11,861                $11,554       $12,267
11/30/2004                $12,375                $12,021       $12,917
12/31/2004                $12,744                $12,430       $13,414
1/31/2005                 $12,475                $12,127       $13,114
2/28/2005                 $12,889                $12,382       $13,536
3/31/2005                 $12,710                $12,163       $13,279
4/30/2005                 $12,511                $11,932       $12,999
5/31/2005                 $12,710                $12,312       $13,239
6/30/2005                 $12,940                $12,330       $13,360
7/31/2005                 $13,253                $12,788       $13,830
8/31/2005                 $13,326                $12,671       $13,940
9/30/2005                 $13,472                $12,774       $14,306
10/31/2005                $13,086                $12,561       $13,962
11/30/2005                $13,263                $13,036       $14,435
12/31/2005                $13,589                $13,041       $14,758
1/31/2006                 $14,011                $13,386       $15,420
2/28/2006                 $14,087                $13,422       $15,404
3/31/2006                 $14,335                $13,589       $15,749
4/30/2006                 $14,599                $13,772       $16,236
5/31/2006                 $14,357                $13,375       $15,696
6/30/2006                 $14,401                $13,394       $15,698
7/31/2006                 $14,621                $13,476       $15,799
8/31/2006                 $14,952                $13,797       $16,217
9/30/2006                 $15,128                $14,152       $16,415
10/31/2006                $15,591                $14,614       $17,021
11/30/2006                $15,955                $14,891       $17,447
12/31/2006                $16,270                $15,100       $17,806
1/31/2007                 $16,491                $15,329       $18,020
2/28/2007                 $16,421                $15,029       $17,934
3/31/2007                 $16,664                $15,197       $18,270
4/30/2007                 $17,229                $15,870       $19,086
5/31/2007                 $17,653                $16,424       $19,640
6/30/2007                 $17,477                $16,151       $19,495
7/31/2007                 $16,864                $15,650       $19,067
8/31/2007                 $16,817                $15,885       $19,061
9/30/2007                 $17,253                $16,479       $19,974
10/31/2007                $17,559                $16,741       $20,591
11/30/2007                $17,029                $16,041       $19,759
12/31/2007                $16,836                $15,930       $19,510
1/31/2008                 $15,968                $14,974       $18,023
2/29/2008                 $15,584                $14,488       $17,927
3/31/2008                 $15,337                $14,425       $17,764
4/30/2008                 $16,061                $15,128       $18,712
5/31/2008                 $16,201                $15,324       $19,021
6/30/2008                 $14,867                $14,032       $17,511
7/31/2008                 $14,727                $13,914       $17,087
8/31/2008                 $14,702                $14,115       $16,855
9/30/2008                 $13,050                $12,858       $14,858
10/31/2008                $10,902                $10,698       $12,044
11/30/2008                $10,038                $ 9,931       $11,273
12/31/2008                $10,533                $10,036       $11,641
1/31/2009                 $ 9,891                $ 9,190       $10,624
2/28/2009                 $ 9,021                $ 8,212       $ 9,544
3/31/2009                 $ 9,556                $ 8,931       $10,269
4/30/2009                 $10,546                $ 9,786       $11,432
5/31/2009                 $11,229                $10,333       $12,482
6/30/2009                 $11,343                $10,354       $12,431
7/31/2009                 $12,235                $11,137       $13,487
8/31/2009                 $12,633                $11,539       $14,050
9/30/2009                 $13,183                $11,969       $14,615
10/31/2009                $13,004                $11,747       $14,358
11/30/2009                $13,361                $12,452       $14,952
12/31/2009                $13,835                $12,692       $15,225

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER YIELDING, LOWER RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING, ESPECIALLY IN DEVELOPING COUNTRIES, CARRIES ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AND POLITICAL OR SOCIAL INSTABILITY. VALUE SECURITIES MAY NOT INCREASE IN PRICE AS ANTICIPATED OR MAY DECLINE FURTHER IN VALUE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as
                 described in the prospectus.

(1.) If the administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Source: (C) 2009 Morningstar. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


                               20 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 21

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID     EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
                                     7/1/09         12/31/09     7/1/09-12/31/09   7/1/09-12/31/09
                                 -------------   -------------   ---------------   ---------------
CLASS A
Actual                               $1,000        $1,218.00          $2.07             $ 6.32
Hypothetical
   (5% return before expenses)       $1,000        $1,023.34          $1.89             $ 5.75
CLASS B
Actual                               $1,000        $1,213.40          $6.08             $10.32
Hypothetical
   (5% return before expenses)       $1,000        $1,019.71          $5.55             $ 9.40
CLASS C
Actual                               $1,000        $1,213.80          $6.19             $10.43
Hypothetical
   (5% return before expenses)       $1,000        $1,019.61          $5.65             $ 9.50
CLASS R
Actual                               $1,000        $1,217.60          $3.35             $ 7.60
Hypothetical
   (5% return before expenses)       $1,000        $1,022.18          $3.06             $ 6.92
ADVISOR CLASS
Actual                               $1,000        $1,219.80          $0.56             $ 4.81
Hypothetical
   (5% return before expenses)       $1,000        $1,024.70          $0.51             $ 4.38

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.37%; B: 1.09%; C: 1.11%; R: 0.60%; and
     Advisor: 0.10%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.13%; B: 1.85%; C: 1.87%; R: 1.36%; and
     Advisor: 0.86%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                               22 | Annual Report

Franklin Templeton Perspectives Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Perspectives Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

This annual report for Franklin Templeton Perspectives Allocation Fund covers the fiscal year ended December 31, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton Perspectives Allocation Fund - Class A delivered a +30.65% cumulative total return for the 12 months under review. In comparison, the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index, posted total returns of +26.46% and +30.79%.(1) You can find other performance data in the Performance Summary beginning on page 25.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 48.


                               Annual Report | 23

ASSET ALLOCATION*

Franklin Templeton
Perspectives Allocation Fund
Based on Total Net Assets as of 12/31/09

                                  (BAR CHART)

Domestic Equity                             66.5%
Foreign Equity                              33.1%
Short-Term Investments & Other Net Assets    0.4%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the fiscal year under review, all three underlying funds had positive total returns. Franklin Flex Cap Growth Fund - Advisor Class and Mutual Shares Fund - Class Z outperformed the S&P 500, while Templeton Growth Fund - Advisor Class performed comparably to the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Perspectives Allocation Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Perspectives Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                               24 | Annual Report

Performance Summary as of 12/31/09

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FPAAX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$2.25     $9.94      $7.69
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1024

CLASS C (SYMBOL: FPCAX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$2.23     $9.89      $7.66
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0400

CLASS R (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$2.25     $9.95      $7.70
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0814

ADVISOR CLASS (SYMBOL: N/A)                 CHANGE   12/31/09   12/31/08
---------------------------                 ------   --------   --------
Net Asset Value (NAV)                       +$2.26     $9.97      $7.71
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1267


                               Annual Report | 25

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

                                                                  INCEPTION
CLASS A                                         1-YEAR   5-YEAR    (8/2/04)
-------                                        -------   ------   ---------
Cumulative Total Return(2)                      +30.65%   +4.85%    +18.41%
Average Annual Total Return(3)                  +23.13%   -0.23%     +2.05%
Value of $10,000 Investment(4)                 $12,313   $9,885    $11,160
   Total Annual Operating Expenses(5)
      Without Waiver                    1.42%
      With Waiver                       1.14%

                                                                   INCEPTION
CLASS C                                         1-YEAR    5-YEAR    (8/2/04)
-------                                        -------   -------   ---------
Cumulative Total Return(2)                      +29.70%    +1.29%    +14.11%
Average Annual Total Return(3)                  +28.70%    +0.26%     +2.47%
Value of $10,000 Investment(4)                 $12,870   $10,129    $11,411
   Total Annual Operating Expenses(5)
      Without Waiver                    2.12%
      With Waiver                       1.84%

                                                                   INCEPTION
CLASS R                                         1-YEAR    5-YEAR    (8/2/04)
-------                                        -------   -------   ---------
Cumulative Total Return(2)                      +30.34%    +3.89%    +17.21%
Average Annual Total Return(3)                  +30.34%    +0.77%     +2.98%
Value of $10,000 Investment(4)                 $13,034   $10,389    $11,721
   Total Annual Operating Expenses(5)
      Without Waiver                    1.62%
      With Waiver                       1.34%

                                                                   INCEPTION
ADVISOR CLASS                                   1-YEAR    5-YEAR    (8/2/04)
-------------                                  -------   -------   ---------
Cumulative Total Return(2)                      +31.02%    +6.65%    +20.53%
Average Annual Total Return(3)                  +31.02%    +1.30%     +3.51%
Value of $10,000 Investment(4)                 $13,102   $10,665    $12,053
   Total Annual Operating Expenses(5)
      Without Waiver                    1.12%
      With Waiver                       0.84%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.10% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                               26 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                    12/31/09
-------                    --------
1-Year                      +23.13%
5-Year                       -0.23%
Since Inception (8/2/04)     +2.05%

CLASS A (8/2/04-12/31/09)

             FRANKLIN TEMPLETON PERSPECTIVES   S&P 500   MSCI WORLD
   DATE         ALLOCATION FUND - CLASS A       INDEX       INDEX
----------   -------------------------------   -------   ----------
  8/2/2004               $ 9,425               $10,000     $10,000
 8/31/2004               $ 9,510               $10,040     $10,048
 9/30/2004               $ 9,670               $10,149     $10,241
10/31/2004               $ 9,840               $10,304     $10,494
11/30/2004               $10,311               $10,721     $11,050
12/31/2004               $10,643               $11,086     $11,475
 1/31/2005               $10,367               $10,816     $11,219
 2/28/2005               $10,681               $11,043     $11,580
 3/31/2005               $10,519               $10,848     $11,360
 4/30/2005               $10,328               $10,642     $11,120
 5/31/2005               $10,566               $10,981     $11,326
 6/30/2005               $10,624               $10,996     $11,429
 7/31/2005               $10,958               $11,405     $11,831
 8/31/2005               $11,006               $11,301     $11,926
 9/30/2005               $11,168               $11,393     $12,239
10/31/2005               $10,910               $11,203     $11,944
11/30/2005               $11,273               $11,626     $12,349
12/31/2005               $11,488               $11,631     $12,626
 1/31/2006               $11,916               $11,938     $13,192
 2/28/2006               $11,945               $11,971     $13,178
 3/31/2006               $12,169               $12,120     $13,473
 4/30/2006               $12,318               $12,283     $13,890
 5/31/2006               $11,903               $11,929     $13,428
 6/30/2006               $11,942               $11,945     $13,429
 7/31/2006               $11,922               $12,019     $13,516
 8/31/2006               $12,189               $12,305     $13,874
 9/30/2006               $12,377               $12,622     $14,043
10/31/2006               $12,753               $13,033     $14,562
11/30/2006               $13,030               $13,281     $14,926
12/31/2006               $13,175               $13,467     $15,233
 1/31/2007               $13,461               $13,671     $15,416
 2/28/2007               $13,257               $13,404     $15,342
 3/31/2007               $13,429               $13,554     $15,629
 4/30/2007               $13,948               $14,154     $16,328
 5/31/2007               $14,353               $14,648     $16,802
 6/30/2007               $14,280               $14,405     $16,678
 7/31/2007               $13,865               $13,958     $16,312
 8/31/2007               $13,928               $14,167     $16,307
 9/30/2007               $14,436               $14,697     $17,088
10/31/2007               $14,789               $14,931     $17,616
11/30/2007               $14,249               $14,307     $16,904
12/31/2007               $14,069               $14,207     $16,690
 1/31/2008               $12,969               $13,355     $15,419
 2/29/2008               $12,616               $12,921     $15,337
 3/31/2008               $12,496               $12,866     $15,197
 4/30/2008               $13,142               $13,492     $16,008
 5/31/2008               $13,437               $13,667     $16,272
 6/30/2008               $12,266               $12,515     $14,980
 7/31/2008               $12,223               $12,410     $14,618
 8/31/2008               $12,255               $12,589     $14,419
 9/30/2008               $10,975               $11,467     $12,711
10/31/2008               $ 9,027               $ 9,541     $10,304
11/30/2008               $ 8,327               $ 8,857     $ 9,644
12/31/2008               $ 8,542               $ 8,951     $ 9,958
 1/31/2009               $ 7,909               $ 8,197     $ 9,089
 2/28/2009               $ 7,242               $ 7,324     $ 8,165
 3/31/2009               $ 7,742               $ 7,965     $ 8,785
 4/30/2009               $ 8,597               $ 8,728     $ 9,780
 5/31/2009               $ 9,042               $ 9,216     $10,678
 6/30/2009               $ 9,067               $ 9,234     $10,634
 7/31/2009               $ 9,791               $ 9,933     $11,538
 8/31/2009               $10,081               $10,291     $12,020
 9/30/2009               $10,582               $10,675     $12,503
10/31/2009               $10,371               $10,477     $12,283
11/30/2009               $10,760               $11,105     $12,791
12/31/2009               $11,160               $11,320     $13,025

AVERAGE ANNUAL TOTAL RETURN

CLASS C                    12/31/09
-------                    --------
1-Year                      +28.70%
5-Year                       +0.26%
Since Inception (8/2/04)     +2.47%

CLASS C (8/2/04-12/31/09)

             FRANKLIN TEMPLETON PERSPECTIVES   S&P 500   MSCI WORLD
   DATE         ALLOCATION FUND - CLASS C       INDEX       INDEX
   ----      -------------------------------   -------   ----------
  8/2/2004               $10,000               $10,000     $10,000
 8/31/2004               $10,090               $10,040     $10,048
 9/30/2004               $10,250               $10,149     $10,241
10/31/2004               $10,430               $10,304     $10,494
11/30/2004               $10,910               $10,721     $11,050
12/31/2004               $11,266               $11,086     $11,475
 1/31/2005               $10,964               $10,816     $11,219
 2/28/2005               $11,286               $11,043     $11,580
 3/31/2005               $11,115               $10,848     $11,360
 4/30/2005               $10,902               $10,642     $11,120
 5/31/2005               $11,155               $10,981     $11,326
 6/30/2005               $11,206               $10,996     $11,429
 7/31/2005               $11,550               $11,405     $11,831
 8/31/2005               $11,591               $11,301     $11,926
 9/30/2005               $11,763               $11,393     $12,239
10/31/2005               $11,479               $11,203     $11,944
11/30/2005               $11,854               $11,626     $12,349
12/31/2005               $12,080               $11,631     $12,626
 1/31/2006               $12,512               $11,938     $13,192
 2/28/2006               $12,543               $11,971     $13,178
 3/31/2006               $12,769               $12,120     $13,473
 4/30/2006               $12,915               $12,283     $13,890
 5/31/2006               $12,476               $11,929     $13,428
 6/30/2006               $12,518               $11,945     $13,429
 7/31/2006               $12,487               $12,019     $13,516
 8/31/2006               $12,758               $12,305     $13,874
 9/30/2006               $12,946               $12,622     $14,043
10/31/2006               $13,333               $13,033     $14,562
11/30/2006               $13,615               $13,281     $14,926
12/31/2006               $13,761               $13,467     $15,233
 1/31/2007               $14,050               $13,671     $15,416
 2/28/2007               $13,836               $13,404     $15,342
 3/31/2007               $14,006               $13,554     $15,629
 4/30/2007               $14,541               $14,154     $16,328
 5/31/2007               $14,955               $14,648     $16,802
 6/30/2007               $14,868               $14,405     $16,678
 7/31/2007               $14,421               $13,958     $16,312
 8/31/2007               $14,486               $14,167     $16,307
 9/30/2007               $15,010               $14,697     $17,088
10/31/2007               $15,370               $14,931     $17,616
11/30/2007               $14,792               $14,307     $16,904
12/31/2007               $14,602               $14,207     $16,690
 1/31/2008               $13,452               $13,355     $15,419
 2/29/2008               $13,084               $12,921     $15,337
 3/31/2008               $12,947               $12,866     $15,197
 4/30/2008               $13,610               $13,492     $16,008
 5/31/2008               $13,896               $13,667     $16,272
 6/30/2008               $12,684               $12,515     $14,980
 7/31/2008               $12,638               $12,410     $14,618
 8/31/2008               $12,661               $12,589     $14,419
 9/30/2008               $11,334               $11,467     $12,711
10/31/2008               $ 9,321               $ 9,541     $10,304
11/30/2008               $ 8,589               $ 8,857     $ 9,644
12/31/2008               $ 8,798               $ 8,951     $ 9,958
 1/31/2009               $ 8,143               $ 8,197     $ 9,089
 2/28/2009               $ 7,454               $ 7,324     $ 8,165
 3/31/2009               $ 7,960               $ 7,965     $ 8,785
 4/30/2009               $ 8,832               $ 8,728     $ 9,780
 5/31/2009               $ 9,292               $ 9,216     $10,678
 6/30/2009               $ 9,318               $ 9,234     $10,634
 7/31/2009               $10,056               $ 9,933     $11,538
 8/31/2009               $10,332               $10,291     $12,020
 9/30/2009               $10,850               $10,675     $12,503
10/31/2009               $10,620               $10,477     $12,283
11/30/2009               $11,012               $11,105     $12,791
12/31/2009               $11,411               $11,320     $13,025


                               Annual Report | 27

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    12/31/09
-------                    --------
1-Year                      +30.34%
5-Year                       +0.77%
Since Inception (8/2/04)     +2.98%

CLASS R (8/2/04-12/31/09)

             FRANKLIN TEMPLETON PERSPECTIVES   S&P 500   MSCI WORLD
   DATE         ALLOCATION FUND - CLASS R       INDEX       INDEX
----------   -------------------------------   -------   ----------
  8/2/2004               $10,000               $10,000     $10,000
 8/31/2004               $10,080               $10,040     $10,048
 9/30/2004               $10,250               $10,149     $10,241
10/31/2004               $10,440               $10,304     $10,494
11/30/2004               $10,930               $10,721     $11,050
12/31/2004               $11,281               $11,086     $11,475
 1/31/2005               $10,989               $10,816     $11,219
 2/28/2005               $11,322               $11,043     $11,580
 3/31/2005               $11,159               $10,848     $11,360
 4/30/2005               $10,946               $10,642     $11,120
 5/31/2005               $11,199               $10,981     $11,326
 6/30/2005               $11,260               $10,996     $11,429
 7/31/2005               $11,605               $11,405     $11,831
 8/31/2005               $11,655               $11,301     $11,926
 9/30/2005               $11,828               $11,393     $12,239
10/31/2005               $11,554               $11,203     $11,944
11/30/2005               $11,939               $11,626     $12,349
12/31/2005               $12,168               $11,631     $12,626
 1/31/2006               $12,612               $11,938     $13,192
 2/28/2006               $12,643               $11,971     $13,178
 3/31/2006               $12,880               $12,120     $13,473
 4/30/2006               $13,037               $12,283     $13,890
 5/31/2006               $12,587               $11,929     $13,428
 6/30/2006               $12,639               $11,945     $13,429
 7/31/2006               $12,608               $12,019     $13,516
 8/31/2006               $12,890               $12,305     $13,874
 9/30/2006               $13,089               $12,622     $14,043
10/31/2006               $13,487               $13,033     $14,562
11/30/2006               $13,781               $13,281     $14,926
12/31/2006               $13,931               $13,467     $15,233
 1/31/2007               $14,223               $13,671     $15,416
 2/28/2007               $14,017               $13,404     $15,342
 3/31/2007               $14,200               $13,554     $15,629
 4/30/2007               $14,738               $14,154     $16,328
 5/31/2007               $15,166               $14,648     $16,802
 6/30/2007               $15,078               $14,405     $16,678
 7/31/2007               $14,639               $13,958     $16,312
 8/31/2007               $14,705               $14,167     $16,307
 9/30/2007               $15,243               $14,697     $17,088
10/31/2007               $15,616               $14,931     $17,616
11/30/2007               $15,034               $14,307     $16,904
12/31/2007               $14,848               $14,207     $16,690
 1/31/2008               $13,687               $13,355     $15,419
 2/29/2008               $13,315               $12,921     $15,337
 3/31/2008               $13,188               $12,866     $15,197
 4/30/2008               $13,869               $13,492     $16,008
 5/31/2008               $14,169               $13,667     $16,272
 6/30/2008               $12,934               $12,515     $14,980
 7/31/2008               $12,888               $12,410     $14,618
 8/31/2008               $12,922               $12,589     $14,419
 9/30/2008               $11,571               $11,467     $12,711
10/31/2008               $ 9,516               $ 9,541     $10,304
11/30/2008               $ 8,776               $ 8,857     $ 9,644
12/31/2008               $ 8,992               $ 8,951     $ 9,958
 1/31/2009               $ 8,327               $ 8,197     $ 9,089
 2/28/2009               $ 7,626               $ 7,324     $ 8,165
 3/31/2009               $ 8,151               $ 7,965     $ 8,785
 4/30/2009               $ 9,051               $ 8,728     $ 9,780
 5/31/2009               $ 9,518               $ 9,216     $10,678
 6/30/2009               $ 9,545               $ 9,234     $10,634
 7/31/2009               $10,306               $ 9,933     $11,538
 8/31/2009               $10,599               $10,291     $12,020
 9/30/2009               $11,126               $10,675     $12,503
10/31/2009               $10,892               $10,477     $12,283
11/30/2009               $11,302               $11,105     $12,791
12/31/2009               $11,721               $11,320     $13,025

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS              12/31/09
-------------              --------
1-Year                      +31.02%
5-Year                       +1.30%
Since Inception (8/2/04)     +3.51%

ADVISOR CLASS (8/2/04-12/31/09)

             FRANKLIN TEMPLETON PERSPECTIVES   S&P 500   MSCI WORLD
   DATE      ALLOCATION FUND - ADVISOR CLASS    INDEX       INDEX
----------   -------------------------------   -------   ----------
  8/2/2004               $10,000               $10,000     $10,000
 8/31/2004               $10,090               $10,040     $10,048
 9/30/2004               $10,260               $10,149     $10,241
10/31/2004               $10,450               $10,304     $10,494
11/30/2004               $10,950               $10,721     $11,050
12/31/2004               $11,301               $11,086     $11,475
 1/31/2005               $11,008               $10,816     $11,219
 2/28/2005               $11,341               $11,043     $11,580
 3/31/2005               $11,178               $10,848     $11,360
 4/30/2005               $10,975               $10,642     $11,120
 5/31/2005               $11,239               $10,981     $11,326
 6/30/2005               $11,300               $10,996     $11,429
 7/31/2005               $11,655               $11,405     $11,831
 8/31/2005               $11,705               $11,301     $11,926
 9/30/2005               $11,888               $11,393     $12,239
10/31/2005               $11,614               $11,203     $11,944
11/30/2005               $12,010               $11,626     $12,349
12/31/2005               $12,241               $11,631     $12,626
 1/31/2006               $12,697               $11,938     $13,192
 2/28/2006               $12,728               $11,971     $13,178
 3/31/2006               $12,977               $12,120     $13,473
 4/30/2006               $13,134               $12,283     $13,890
 5/31/2006               $12,693               $11,929     $13,428
 6/30/2006               $12,745               $11,945     $13,429
 7/31/2006               $12,724               $12,019     $13,516
 8/31/2006               $13,019               $12,305     $13,874
 9/30/2006               $13,218               $12,622     $14,043
10/31/2006               $13,618               $13,033     $14,562
11/30/2006               $13,923               $13,281     $14,926
12/31/2006               $14,085               $13,467     $15,233
 1/31/2007               $14,390               $13,671     $15,416
 2/28/2007               $14,183               $13,404     $15,342
 3/31/2007               $14,367               $13,554     $15,629
 4/30/2007               $14,932               $14,154     $16,328
 5/31/2007               $15,363               $14,648     $16,802
 6/30/2007               $15,286               $14,405     $16,678
 7/31/2007               $14,843               $13,958     $16,312
 8/31/2007               $14,921               $14,167     $16,307
 9/30/2007               $15,496               $14,697     $17,088
10/31/2007               $15,884               $14,931     $17,616
11/30/2007               $15,297               $14,307     $16,904
12/31/2007               $15,107               $14,207     $16,690
 1/31/2008               $13,930               $13,355     $15,419
 2/29/2008               $13,564               $12,921     $15,337
 3/31/2008               $13,436               $12,866     $15,197
 4/30/2008               $14,138               $13,492     $16,008
 5/31/2008               $14,442               $13,667     $16,272
 6/30/2008               $13,190               $12,515     $14,980
 7/31/2008               $13,155               $12,410     $14,618
 8/31/2008               $13,190               $12,589     $14,419
 9/30/2008               $11,821               $11,467     $12,711
10/31/2008               $ 9,726               $ 9,541     $10,304
11/30/2008               $ 8,965               $ 8,857     $ 9,644
12/31/2008               $ 9,200               $ 8,951     $ 9,958
 1/31/2009               $ 8,520               $ 8,197     $ 9,089
 2/28/2009               $ 7,804               $ 7,324     $ 8,165
 3/31/2009               $ 8,341               $ 7,965     $ 8,785
 4/30/2009               $ 9,259               $ 8,728     $ 9,780
 5/31/2009               $ 9,749               $ 9,216     $10,678
 6/30/2009               $ 9,776               $ 9,234     $10,634
 7/31/2009               $10,566               $ 9,933     $11,538
 8/31/2009               $10,877               $10,291     $12,020
 9/30/2009               $11,415               $10,675     $12,503
10/31/2009               $11,188               $10,477     $12,283
11/30/2009               $11,619               $11,105     $12,791
12/31/2009               $12,053               $11,320     $13,025


                               28 | Annual Report

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING, ESPECIALLY IN DEVELOPING COUNTRIES, CARRIES ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AND POLITICAL OR SOCIAL INSTABILITY. THE PORTFOLIO MAY INCLUDE INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MOST VOLATILE IN THE MARKET. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. VALUE SECURITIES MAY NOT INCREASE IN PRICE AS ANTICIPATED OR MAY DECLINE FURTHER IN VALUE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Source: (C) 2009 Morningstar. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


                               Annual Report | 29

Your Fund's Expenses

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               30 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING        ENDING        EXPENSES PAID     EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
                                    7/1/09         12/31/09      7/1/09-12/31/09   7/1/09-12/31/09
                                 -------------   -------------   ---------------   ---------------
CLASS A
Actual                               $1,000        $1,230.80          $2.25            $ 6.92
Hypothetical
   (5% return before expenses)       $1,000        $1,023.19          $2.04            $ 6.26
CLASS C
Actual                               $1,000        $1,224.60          $6.28            $10.93
Hypothetical
   (5% return before expenses)       $1,000        $1,019.56          $5.70            $ 9.91
CLASS R
Actual                               $1,000        $1,228.00          $3.48            $ 8.14
Hypothetical
   (5% return before expenses)       $1,000        $1,022.08          $3.16            $ 7.37
ADVISOR CLASS
Actual                               $1,000        $1,232.90          $0.68            $ 5.35
Hypothetical
   (5% return before expenses)       $1,000        $1,024.60          $0.61            $ 4.84

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.40%; C: 1.12%; R: 0.62%; and Advisor:
     0.12%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.23%; C: 1.95%; R: 1.45%; and Advisor:
     0.95%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                               Annual Report | 31

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                          YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------
CLASS A                                                     2009       2008          2007      2006        2005
-------                                                   --------   --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $   8.46   $  14.22    $  14.09    $  12.71    $  12.20
                                                          --------   --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b, c) ........................       0.12       0.12        0.15        0.11        0.09
   Net realized and unrealized gains (losses) .........       2.64      (5.46)       0.57        1.81        0.71
                                                          --------   --------    --------    --------    --------
Total from investment operations ......................       2.76      (5.34)       0.72        1.92        0.80
                                                          --------   --------    --------    --------    --------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................      (0.14)     (0.13)      (0.17)      (0.16)      (0.10)
   Net realized gains .................................         --      (0.29)      (0.42)      (0.38)      (0.19)
                                                          --------   --------    --------    --------    --------
Total distributions ...................................      (0.14)     (0.42)      (0.59)      (0.54)      (0.29)
                                                          --------   --------    --------    --------    --------
Redemption fees(d) ....................................         --         --(e)       --(e)       --(e)       --(e)
                                                          --------   --------    --------    --------    --------
Net asset value, end of year ..........................   $  11.08   $   8.46    $  14.22    $  14.09    $  12.71
                                                          ========   ========    ========    ========    ========
Total return(f) .......................................      32.74%    (38.13)%      5.20%      15.25%       6.63%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..       0.51%      0.62%       0.64%       0.65%       0.66%
Expenses net of waiver and payments by affiliates(g) ..       0.38%      0.48%       0.50%       0.50%       0.58%
Net investment income(c) ..............................       1.31%      1.01%       0.99%       0.82%       0.72%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $319,688   $278,539    $497,314    $458,460    $353,016
Portfolio turnover rate ...............................       2.01%      3.20%       1.72%       1.66%       2.49%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                                32| Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                          YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------
CLASS B                                                     2009       2008        2007        2006        2005
-------                                                   --------   --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $  8.44    $ 14.12     $ 13.99     $ 12.62     $ 12.12
                                                          -------    -------     -------     -------     -------
Income from investment operations(a):
   Net investment income(b, c) ........................      0.05       0.03        0.05        0.01        0.01
   Net realized and unrealized gains (losses) .........      2.62      (5.38)       0.57        1.81        0.70
                                                          -------    -------     -------     -------     -------
Total from investment operations ......................      2.67      (5.35)       0.62        1.82        0.71
                                                          -------    -------     -------     -------     -------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................     (0.07)     (0.04)      (0.07)      (0.07)      (0.02)
   Net realized gains .................................        --      (0.29)      (0.42)      (0.38)      (0.19)
                                                          -------    -------     -------     -------     -------
Total distributions ...................................     (0.07)     (0.33)      (0.49)      (0.45)      (0.21)
                                                          -------    -------     -------     -------     -------
Redemption fees(d) ....................................        --         --(e)       --(e)       --(e)       --(e)
                                                          -------    -------     -------     -------     -------
Net asset value, end of year ..........................   $ 11.04    $  8.44     $ 14.12     $ 13.99     $ 12.62
                                                          =======    =======     =======     =======     =======
Total return(f) .......................................     31.73%    (38.53)%      4.49%      14.55%       5.89%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..      1.23%      1.32%       1.31%       1.30%       1.31%
Expenses net of waiver and payments by affiliates(g) ..      1.10%      1.18%       1.16%       1.15%       1.23%
Net investment income(c) ..............................      0.59%      0.31%       0.32%       0.17%       0.07%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $39,093    $35,616     $72,530     $76,408     $71,496
Portfolio turnover rate ...............................      2.01%      3.20%       1.72%       1.66%       2.49%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 33

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                           YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------
CLASS C                                                     2009       2008        2007        2006        2005
-------                                                   --------   --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $   8.40   $ 14.08     $  13.96    $  12.61    $  12.11
                                                          --------   -------     --------    --------    --------
Income from investment operations(a):
   Net investment income(b, c) ........................       0.05      0.03         0.05        0.02        0.01
   Net realized and unrealized gains (losses) .........       2.61     (5.37)        0.57        1.79        0.71
                                                          --------   -------     --------    --------    --------
Total from investment operations ......................       2.66     (5.34)        0.62        1.81        0.72
                                                          --------   -------     --------    --------    --------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................      (0.07)    (0.05)       (0.08)      (0.08)      (0.03)
   Net realized gains .................................         --     (0.29)       (0.42)      (0.38)      (0.19)
                                                          --------   -------     --------    --------    --------
Total distributions ...................................      (0.07)    (0.34)       (0.50)      (0.46)      (0.22)
                                                          --------   -------     --------    --------    --------
Redemption fees(d) ....................................         --        --(e)        --(e)       --(e)       --(e)
                                                          --------   -------     --------    --------    --------
Net asset value, end of year ..........................   $  10.99   $  8.40     $  14.08    $  13.96    $  12.61
                                                          ========   =======     ========    ========    ========
Total return(f) .......................................      31.80%   (38.58)%       4.50%      14.48%       6.02%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..       1.23%     1.31%        1.30%       1.29%       1.29%
Expenses net of waiver and payments by affiliates(g) ..       1.10%     1.17%        1.16%       1.14%       1.21%
Net investment income(c) ..............................       0.59%     0.32%        0.33%       0.18%       0.09%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $113,040   $99,663     $181,951    $166,688    $132,459
Portfolio turnover rate ...............................       2.01%     3.20%        1.72%       1.66%       2.49%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               34 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                           YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------
CLASS R                                                        2009      2008      2007      2006      2005
-------                                                       ------   -------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................   $ 8.46   $ 14.20    $14.07    $12.69    $12.18
                                                              ------   -------    ------    ------    ------
Income from investment operations(a):
   Net investment income(b, c) ............................     0.11      0.08      0.12      0.09      0.05
   Net realized and unrealized gains (losses) .............     2.63     (5.43)     0.57      1.81      0.73
                                                              ------   -------    ------    ------    ------
Total from investment operations ..........................     2.74     (5.35)     0.69      1.90      0.78
                                                              ------   -------    ------    ------    ------
Less distributions from:
   Net investment income and short term gains received from
      Underlying Funds ....................................    (0.12)    (0.10)    (0.14)    (0.14)    (0.08)
   Net realized gains .....................................       --     (0.29)    (0.42)    (0.38)    (0.19)
                                                              ------   -------    ------    ------    ------
Total distributions .......................................    (0.12)    (0.39)    (0.56)    (0.52)    (0.27)
                                                              ------   -------    ------    ------    ------
Redemption fees(d) ........................................       --        --(e)     --(e)     --(e)     --(e)
                                                              ------   -------    ------    ------    ------
Net asset value, end of year ..............................   $11.08   $  8.46    $14.20    $14.07    $12.69
                                                              ======   =======    ======    ======    ======
Total return(f) ...........................................    32.49%   (38.28)%    5.02%    15.10%     6.43%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ......     0.74%     0.82%     0.81%     0.80%     0.81%
Expenses net of waiver and payments by affiliates(g) ......     0.61%     0.68%     0.66%     0.65%     0.73%
Net investment income(c) ..................................     1.08%     0.81%     0.82%     0.67%     0.57%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $1,365   $ 1,182    $2,602    $2,534    $2,190
Portfolio turnover rate ...................................     2.01%     3.20%     1.72%     1.66%     2.49%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
ADVISOR CLASS                                                  2009      2008      2007       2006      2005
-------------                                                 ------   -------    ------     ------    ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................   $ 8.47   $ 14.25    $14.12     $12.73    $12.21
                                                              ------   -------    ------     ------    ------
Income from investment operations(a):
   Net investment income(b, c) ............................     0.15      0.15      0.19       0.15      0.13
   Net realized and unrealized gains (losses) .............     2.64     (5.47)     0.58       1.83      0.72
                                                              ------   -------    ------     ------    ------
Total from investment operations ..........................     2.79     (5.32)     0.77       1.98      0.85
                                                              ------   -------    ------     ------    ------
Less distributions from:
   Net investment income and short term gains received from
      Underlying Funds ....................................    (0.17)    (0.17)    (0.22)     (0.21)    (0.14)
   Net realized gains .....................................       --     (0.29)    (0.42)     (0.38)    (0.19)
                                                              ------   -------    ------     ------    ------
Total distributions .......................................    (0.17)    (0.46)    (0.64)     (0.59)    (0.33)
                                                              ------   -------    ------     ------    ------
Redemption fees(d) ........................................       --        --(e)     --(e)      --(e)     --(e)
                                                              ------   -------    ------     ------    ------
Net asset value, end of year ..............................   $11.09   $  8.47    $14.25     $14.12    $12.73
                                                              ======   =======    ======     ======    ======
Total return ..............................................    33.01%   (37.92)%    5.53%     15.65%     6.93%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(f) ......     0.24%     0.32%     0.31%      0.30%     0.31%
Expenses net of waiver and payments by affiliates(f) ......     0.11%     0.18%     0.16%      0.15%     0.23%
Net investment income(c) ..................................     1.58%     1.31%     1.32%      1.17%     1.07%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $1,915   $ 1,654    $3,243     $3,073    $2,792
Portfolio turnover rate ...................................     2.01%     3.20%     1.72%      1.66%     2.49%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               36 | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

    FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                      SHARES        VALUE
    --------------------------------------------                                    ---------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 75.1%
    Franklin Growth Fund, Advisor Class .........................................   6,121,055   $238,782,346
    Mutual Shares Fund, Class Z .................................................   6,155,883    118,131,393
                                                                                                ------------
                                                                                                 356,913,739
                                                                                                ------------
    FOREIGN EQUITY 24.9%
    Templeton Growth Fund Inc., Advisor Class ...................................   7,037,625    118,232,092
                                                                                                ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $485,277,633) 100.0% ...............................................                475,145,831
                                                                                                ------------
    SHORT TERM INVESTMENTS (COST $853,209) 0.2%
    MONEY MARKET FUNDS 0.2%
(b) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .................     853,209        853,209
                                                                                                ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $486,130,842) 100.2% ............                475,999,040
    OTHER ASSETS, LESS LIABILITIES (0.2)% .......................................                   (898,552)
                                                                                                ------------
    NET ASSETS 100.0% ...........................................................               $475,100,488
                                                                                                ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 37

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                                    YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
CLASS A                                                          2009         2008           2007          2006          2005
-------                                                       ----------   ----------    -----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................   $     7.83   $    13.50    $     13.98    $    12.50    $    12.28
                                                              ----------   ----------    -----------    ----------    ----------
Income from investment operations(a):
   Net investment income(b, c) ............................         0.33         0.37           0.43          0.40          0.37
   Net realized and unrealized gains (losses) .............         2.06        (5.38)            --(d)       1.99          0.40
                                                              ----------   ----------    -----------    ----------    ----------
Total from investment operations ..........................         2.39        (5.01)          0.43          2.39          0.77
                                                              ----------   ----------    -----------    ----------    ----------
Less distributions from:
   Net investment income and short term gains received from
      Underlying Funds ....................................        (0.40)       (0.38)         (0.44)        (0.44)        (0.30)
   Net realized gains .....................................           --        (0.28)         (0.47)        (0.47)        (0.25)
                                                              ----------   ----------    -----------    ----------    ----------
Total distributions .......................................        (0.40)       (0.66)         (0.91)        (0.91)        (0.55)
                                                              ----------   ----------    -----------    ----------    ----------
Redemption fees(e) ........................................           --           --(d)          --(d)         --(d)         --(d)
                                                              ----------   ----------    -----------    ----------    ----------
Net asset value, end of year ..............................   $     9.82   $     7.83    $     13.50    $    13.98    $    12.50
                                                              ==========   ==========    ===========    ==========    ==========
Total return(f) ...........................................        31.05%      (37.66)%         3.12%        19.34%         6.31%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ......         0.44%        0.54%          0.55%         0.57%         0.58%
Expenses net of waiver and payments by affiliates(g) ......         0.37%        0.48%          0.50%         0.50%         0.54%
Net investment income(c) ..................................         3.94%        3.27%          2.99%         3.00%         2.98%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $5,333,275   $5,015,566    $10,161,473    $7,288,143    $4,051,695
Portfolio turnover rate ...................................         4.32%        4.16%          0.73%         0.96%         0.74%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               38 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                          YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------
CLASS B                                                     2009       2008        2007        2006        2005
-------                                                   --------   --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $   7.84   $  13.45    $  13.93    $  12.46    $  12.23
                                                          --------   --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b, c) ........................       0.27       0.28        0.35        0.28        0.26
   Net realized and unrealized gains (losses) .........       2.05      (5.32)      (0.02)       2.00        0.43
                                                          --------   --------    --------    --------    --------
Total from investment operations ......................       2.32      (5.04)       0.33        2.28        0.69
                                                          --------   --------    --------    --------    --------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ...........................      (0.33)     (0.29)      (0.34)      (0.34)      (0.21)
   Net realized gains .................................         --      (0.28)      (0.47)      (0.47)      (0.25)
                                                          --------   --------    --------    --------    --------
Total distributions ...................................      (0.33)     (0.57)      (0.81)      (0.81)      (0.46)
                                                          --------   --------    --------    --------    --------
Redemption fees(d) ....................................         --         --(e)       --(e)       --(e)       --(e)
                                                          --------   --------    --------    --------    --------
Net asset value, end of year ..........................   $   9.83   $   7.84    $  13.45    $  13.93    $  12.46
                                                          ========   ========    ========    ========    ========
Total return(f) .......................................      30.09%    (38.05)%      2.36%      18.53%       5.58%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..       1.18%      1.24%       1.22%       1.22%       1.23%
Expenses net of waiver and payments by affiliates(g) ..       1.11%      1.18%       1.17%       1.15%       1.19%
Net investment income(c) ..............................       3.20%      2.57%       2.32%       2.35%       2.33%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $356,094   $344,396    $722,716    $766,452    $688,590
Portfolio turnover rate ...............................       4.32%      4.16%       0.73%       0.96%       0.74%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                               YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
CLASS C                                                      2009         2008          2007          2006          2005
-------                                                   ----------   ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $     7.74   $    13.29    $    13.78    $    12.36    $    12.23
                                                          ----------   ----------    ----------    ----------    ----------
Income from investment operations(a):
   Net investment income(b, c) ........................         0.27         0.28          0.29          0.31          0.29
   Net realized and unrealized gains (losses) .........         2.02        (5.26)         0.05          1.95          0.39
                                                          ----------   ----------    ----------    ----------    ----------
Total from investment operations ......................         2.29        (4.98)         0.34          2.26          0.68
                                                          ----------   ----------    ----------    ----------    ----------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ...........................        (0.33)       (0.29)        (0.36)        (0.37)        (0.30)
   Net realized gains .................................           --        (0.28)        (0.47)        (0.47)        (0.25)
                                                          ----------   ----------    ----------    ----------    ----------
Total distributions ...................................        (0.33)       (0.57)        (0.83)        (0.84)        (0.55)
                                                          ----------   ----------    ----------    ----------    ----------
Redemption fees(d) ....................................           --           --(e)         --(e)         --(e)         --(e)
                                                          ----------   ----------    ----------    ----------    ----------
Net asset value, end of year ..........................   $     9.70   $     7.74    $    13.29    $    13.78    $    12.36
                                                          ==========   ==========    ==========    ==========    ==========
Total return(f) .......................................        30.11%      (38.04)%        2.47%        18.50%         5.63%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..         1.18%        1.21%         1.22%         1.22%         1.20%
Expenses net of waiver and payments by affiliates(g) ..         1.11%        1.15%         1.17%         1.15%         1.16%
Net investment income(c) ..............................         3.20%        2.60%         2.32%         2.35%         2.36%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $2,573,664   $2,491,516    $5,295,157    $3,692,307    $2,075,041
Portfolio turnover rate ...............................         4.32%        4.16%         0.73%         0.96%         0.74%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               40 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                        YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------------
CLASS R                                                     2009      2008       2007       2006       2005
-------                                                   -------   -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $  7.84   $ 13.50    $ 13.98    $ 12.50    $ 12.28
                                                          -------   -------    -------    -------    -------
Income from investment operations(a):
   Net investment income(b, c) ........................      0.31      0.35       0.42       0.37       0.33
   Net realized and unrealized gains (losses) .........      2.07     (5.38)     (0.01)      1.99       0.42
                                                          -------   -------    -------    -------    -------
Total from investment operations ......................      2.38     (5.03)      0.41       2.36       0.75
                                                          -------   -------    -------    -------    -------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ...........................     (0.38)    (0.35)     (0.42)     (0.41)     (0.28)
   Net realized gains .................................        --     (0.28)     (0.47)     (0.47)     (0.25)
                                                          -------   -------    -------    -------    -------
Total distributions ...................................     (0.38)    (0.63)     (0.89)     (0.88)     (0.53)
                                                          -------   -------    -------    -------    -------
Redemption fees(d) ....................................        --        --(e)      --(e)      --(e)      --(e)
                                                          -------   -------    -------    -------    -------
Net asset value, end of year ..........................   $  9.84   $  7.84    $ 13.50    $ 13.98    $ 12.50
                                                          =======   =======    =======    =======    =======
Total return(f) .......................................     30.83%   (37.77)%     2.92%     19.15%      6.12%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..      0.68%     0.74%      0.72%      0.72%      0.73%
Expenses net of waiver and payments by affiliates(g) ..      0.61%     0.68%      0.67%      0.65%      0.69%
Net investment income(c) ..............................      3.70%     3.07%      2.82%      2.85%      2.83%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $13,331   $14,300    $29,028    $24,435    $17,247
Portfolio turnover rate ...............................      4.32%     4.16%      0.73%      0.96%      0.74%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                        YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------------
ADVISOR CLASS                                               2009      2008       2007       2006       2005
-------------                                             -------   -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $  7.87   $ 13.58    $ 14.05    $ 12.55    $ 12.32
                                                          -------   -------    -------    -------    -------
Income from investment operations(a):
   Net investment income(b, c) ........................      0.39      0.47       0.48       0.47       0.39
   Net realized and unrealized gains (losses) .........      2.03     (5.49)      0.01       1.98       0.42
                                                          -------   -------    -------    -------    -------
Total from investment operations ......................      2.42     (5.02)      0.49       2.45       0.81
                                                          -------   -------    -------    -------    -------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ...........................     (0.42)    (0.41)     (0.49)     (0.48)     (0.33)
   Net realized gains .................................        --     (0.28)     (0.47)     (0.47)     (0.25)
                                                          -------   -------    -------    -------    -------
Total distributions ...................................     (0.42)    (0.69)     (0.96)     (0.95)     (0.58)
                                                          -------   -------    -------    -------    -------
Redemption fees(d) ....................................        --        --(e)      --(e)      --(e)      --(e)
                                                          -------   -------    -------    -------    -------
Net asset value, end of year ..........................   $  9.87   $  7.87    $ 13.58    $ 14.05    $ 12.55
                                                          =======   =======    =======    =======    =======
Total return ..........................................     31.35%   (37.44)%     3.48%     19.73%      6.63%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(f) ..      0.18%     0.24%      0.22%      0.22%      0.23%
Expenses net of waiver and payments by affiliates(f) ..      0.11%     0.18%      0.17%      0.15%      0.19%
Net investment income(c) ..............................      4.20%     3.57%      3.32%      3.35%      3.33%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $63,994   $35,445    $46,866    $25,124    $12,535
Portfolio turnover rate ...............................      4.32%     4.16%      0.73%      0.96%      0.74%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               42 | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

    FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                             SHARES           VALUE
    -------------------------------------------------                         -------------   --------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 33.3%
    Mutual Shares Fund, Class Z ...........................................     144,611,186   $2,775,088,659
                                                                                              --------------
    DOMESTIC HYBRID 33.4%
    Franklin Income Fund, Advisor Class ...................................   1,353,227,646    2,787,648,952
                                                                                              --------------
    FOREIGN EQUITY 33.2%
    Templeton Growth Fund Inc., Advisor Class .............................     164,906,605    2,770,430,965
                                                                                              --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $10,146,217,848) 99.9% .......................................                    8,333,168,576
                                                                                              --------------
    SHORT TERM INVESTMENTS (COST $34,410,141) 0.4%
    MONEY MARKET FUNDS 0.4%
(b) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...........      34,410,141       34,410,141
                                                                                              --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $10,180,627,989) 100.3% ...                    8,367,578,717
    OTHER ASSETS, LESS LIABILITIES (0.3)% .................................                      (27,221,766)
                                                                                              --------------
    NET ASSETS 100.0% .....................................................                   $8,340,356,951
                                                                                              ==============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 43

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND


                                                                          YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------
CLASS A                                                     2009       2008        2007        2006        2005
-------                                                   --------   --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $   7.69   $  13.17    $  12.90    $  11.79    $  11.19
                                                          --------   --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b, c) ........................       0.09       0.10        0.15        0.17        0.16
   Net realized and unrealized gains (losses) .........       2.26      (5.20)       0.71        1.55        0.73
                                                          --------   --------    --------    --------    --------
Total from investment operations ......................       2.35      (5.10)       0.86        1.72        0.89
                                                          --------   --------    --------    --------    --------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ...........................      (0.10)     (0.12)      (0.16)      (0.19)      (0.13)
   Net realized gains .................................         --      (0.26)      (0.43)      (0.42)      (0.16)
                                                          --------   --------    --------    --------    --------
Total distributions ...................................      (0.10)     (0.38)      (0.59)      (0.61)      (0.29)
                                                          --------   --------    --------    --------    --------
Redemption fees(d) ....................................         --         --(e)       --(e)       --(e)       --(e)
                                                          --------   --------    --------    --------    --------
Net asset value, end of year ..........................   $   9.94   $   7.69    $  13.17    $  12.90    $  11.79
                                                          ========   ========    ========    ========    ========
Total return(f) .......................................      30.65%    (39.29)%      6.79%      14.69%       7.93%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..       0.56%      0.68%       0.68%       0.72%       0.90%
Expenses net of waiver and payments by affiliates(g) ..       0.40%      0.48%       0.50%       0.50%       0.46%
Net investment income(c) ..............................       1.08%      0.95%       1.09%       1.18%       1.41%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $160,725   $132,432    $228,876    $190,189    $103,348
Portfolio turnover rate ...............................       6.02%      9.37%       2.53%       0.98%       0.68%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               44 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                                        YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------------
CLASS C                                                     2009      2008       2007       2006       2005
-------                                                   -------   -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $  7.66   $ 13.08    $ 12.82    $ 11.74    $ 11.18
                                                          -------   -------    -------    -------    -------
Income from investment operations(a):
   Net investment income(b, c) ........................      0.03      0.02       0.06       0.08       0.09
   Net realized and unrealized gains (losses) .........      2.24     (5.14)      0.71       1.54       0.72
                                                          -------   -------    -------    -------    -------
Total from investment operations ......................      2.27     (5.12)      0.77       1.62       0.81
                                                          -------   -------    -------    -------    -------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ...........................     (0.04)    (0.04)     (0.08)     (0.12)     (0.09)
   Net realized gains .................................        --     (0.26)     (0.43)     (0.42)     (0.16)
                                                          -------   -------    -------    -------    -------
Total distributions ...................................     (0.04)    (0.30)     (0.51)     (0.54)     (0.25)
                                                          -------   -------    -------    -------    -------
Redemption fees(d) ....................................        --        --(e)      --(e)      --(e)      --(e)
                                                          -------   -------    -------    -------    -------
Net asset value, end of year ..........................   $  9.89   $  7.66    $ 13.08    $ 12.82    $ 11.74
                                                          =======   =======    =======    =======    =======
Total return(f) .......................................     29.70%   (39.75)%     6.11%     13.92%      7.22%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..      1.27%     1.37%      1.34%      1.36%      1.55%
Expenses net of waiver and payments by affiliates(g) ..      1.11%     1.17%      1.16%      1.14%      1.11%
Net investment income(c) ..............................      0.37%     0.26%      0.43%      0.54%      0.76%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $52,314   $46,232    $84,173    $68,482    $36,568
Portfolio turnover rate ...............................      6.02%     9.37%      2.53%      0.98%      0.68%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 45

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                                       YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------
CLASS R                                                    2009      2008      2007      2006      2005
-------                                                   ------   -------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $ 7.70   $ 13.17    $12.90    $11.79    $11.18
                                                          ------   -------    ------    ------    ------
Income from investment operations(a):
   Net investment income(b, c) ........................     0.06      0.06      0.11      0.14      0.11
   Net realized and unrealized gains (losses) .........     2.27     (5.18)     0.73      1.55      0.77
                                                          ------   -------    ------    ------    ------
Total from investment operations ......................     2.33     (5.12)     0.84      1.69      0.88
                                                          ------   -------    ------    ------    ------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ...........................    (0.08)    (0.09)    (0.14)    (0.16)    (0.11)
   Net realized gains .................................       --     (0.26)    (0.43)    (0.42)    (0.16)
                                                          ------   -------    ------    ------    ------
Total distributions ...................................    (0.08)    (0.35)    (0.57)    (0.58)    (0.27)
                                                          ------   -------    ------    ------    ------
Redemption fees(d) ....................................       --        --(e)     --(e)     --(e)     --(e)
                                                          ------   -------    ------    ------    ------
Net asset value, end of year ..........................   $ 9.95   $  7.70    $13.17    $12.90    $11.79
                                                          ======   =======    ======    ======    ======
Total return(f) .......................................    30.34%   (39.44)%    6.58%    14.49%     7.86%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(g) ..     0.78%     0.88%     0.85%     0.87%     1.05%
Expenses net of waiver and payments by affiliates(g) ..     0.62%     0.68%     0.67%     0.65%     0.61%
Net investment income(c) ..............................     0.86%     0.75%     0.92%     1.03%     1.26%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $  702   $   693    $1,433    $1,539    $1,287
Portfolio turnover rate ...............................     6.02%     9.37%     2.53%     0.98%     0.68%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(g) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               46 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                                  YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------
ADVISOR CLASS                                            2009     2008     2007     2006     2005
-------------                                           ------   ------   ------   ------   ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $7.71    $13.22   $12.93   $11.81   $11.19
                                                        ------   ------   ------   ------   ------
Income from investment operations(a):
   Net investment income(b, c) ......................     0.13     0.19     0.24     0.22     0.11
   Net realized and unrealized gains (losses) .......     2.26    (5.29)    0.68     1.54     0.82
                                                        ------   ------   ------   ------   ------
Total from investment operations ....................     2.39    (5.10)    0.92     1.76     0.93
                                                        ------   ------   ------   ------   ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ................    (0.13)   (0.15)   (0.20)   (0.22)   (0.15)
   Net realized gains ...............................       --    (0.26)   (0.43)   (0.42)   (0.16)
                                                        ------   ------   ------   ------   ------
Total distributions .................................    (0.13)   (0.41)   (0.63)   (0.64)   (0.31)
                                                        ------   ------   ------   ------   ------
Redemption fees(d) ..................................       --       --(e)    --(e)    --(e)    --(e)
                                                        ------   ------   ------   ------   ------
Net asset value, end of year ........................   $ 9.97   $ 7.71   $13.22   $12.93   $11.81
                                                        ======   ======   ======   ======   ======
Total return ........................................    31.02%  (39.10)%   7.26%   15.07%    8.31%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by
   affiliates(f) ....................................     0.28%    0.38%    0.35%    0.37%    0.55%
Expenses net of waiver and payments by
   affiliates(f) ....................................     0.12%    0.18%    0.17%    0.15%    0.11%
Net investment income(c) ............................     1.36%    1.25%    1.42%    1.53%    1.76%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................   $4,192   $2,480   $2,804   $1,931   $1,104
Portfolio turnover rate .............................     6.02%    9.37%    2.53%    0.98%    0.68%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the year ended December 31, 2009.


   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 47

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                       SHARES          VALUE
-----------------------------------------------                                    ------------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 66.5%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...............................      1,722,306   $ 72,302,396
    Mutual Shares Fund, Class Z ................................................      3,785,235     72,638,657
                                                                                                  ------------
                                                                                                   144,941,053
                                                                                                  ------------
    FOREIGN EQUITY 33.1%
    Templeton Growth Fund Inc., Advisor Class ..................................      4,291,359     72,094,833
                                                                                                  ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $248,148,560) 99.6% ...............................................                   217,035,886
                                                                                                  ------------
    SHORT TERM INVESTMENTS (COST $1,071,505) 0.5%
    MONEY MARKET FUNDS 0.5%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ................      1,071,505      1,071,505
                                                                                                  ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $249,220,065) 100.1% ...........                   218,107,391
    OTHER ASSETS, LESS LIABILITIES (0.1)% ......................................                      (174,546)
                                                                                                  ------------
    NET ASSETS 100.0% ..........................................................                  $217,932,845
                                                                                                  ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               48| Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

                                                                               FRANKLIN         FRANKLIN        FRANKLIN
                                                                               TEMPLETON       TEMPLETON        TEMPLETON
                                                                               COREFOLIO     FOUNDING FUNDS   PERSPECTIVES
                                                                              ALLOCATION       ALLOCATION      ALLOCATION
                                                                                 FUND             FUND            FUND
                                                                             ------------   ---------------   ------------
Assets:
   Investments in Underlying Funds: (Note 6)
      Cost ...............................................................   $486,130,842   $10,180,627,989   $249,220,065
                                                                             ============   ===============   ============
      Value ..............................................................   $475,999,040   $ 8,367,578,717   $218,107,391
   Receivables:
      Capital shares sold ................................................        417,937         8,200,109        259,296
      Affiliates .........................................................        130,894                --        113,093
      Underlying Funds (Note 7) ..........................................         90,325         1,213,700         43,380
   Other assets ..........................................................             63             1,237             27
                                                                             ------------   ---------------   ------------
         Total assets ....................................................    476,638,259     8,376,993,763    218,523,187
                                                                             ------------   ---------------   ------------
Liabilities:
   Payables:
      Capital shares redeemed ............................................        972,568        25,195,669        311,698
      Affiliates .........................................................        446,924         8,407,814        201,413
      Unaffiliated transfer agent fees ...................................         70,327         1,354,993         37,542
   Accrued expenses and other liabilities ................................         47,952         1,678,336         39,689
                                                                             ------------   ---------------   ------------
         Total liabilities ...............................................      1,537,771        36,636,812        590,342
                                                                             ------------   ---------------   ------------
            Net assets, at value .........................................   $475,100,488   $ 8,340,356,951   $217,932,845
                                                                             ============   ===============   ============
Net assets consist of:
   Paid-in capital .......................................................   $526,575,969   $12,319,941,744   $270,123,760
   Undistributed net investment income ...................................        887,724        38,071,489        348,887
   Net unrealized appreciation (depreciation) ............................    (10,131,802)   (1,813,049,272)   (31,112,674)
   Accumulated net realized gain (loss) ..................................    (42,231,403)   (2,204,607,010)   (21,427,128)
                                                                             ------------   ---------------   ------------
            Net assets, at value .........................................   $475,100,488   $ 8,340,356,951   $217,932,845
                                                                             ============   ===============   ============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 49

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

                                                                                FRANKLIN       FRANKLIN         FRANKLIN
                                                                               TEMPLETON       TEMPLETON        TEMPLETON
                                                                               COREFOLIO    FOUNDING FUNDS    PERSPECTIVES
                                                                               ALLOCATION     ALLOCATION       ALLOCATION
                                                                                  FUND           FUND             FUND
                                                                             ------------   --------------   -------------
CLASS A:
   Net assets, at value ..................................................   $319,687,841   $5,333,274,783   $160,725,031
                                                                             ------------   --------------   ------------
   Shares outstanding ....................................................     28,851,278      542,881,146     16,172,461
                                                                             ------------   --------------   ------------
   Net asset value per share(a) ..........................................   $      11.08   $         9.82   $       9.94
                                                                             ------------   --------------   ------------
   Maximum offering price per share (net asset value per
      share / 94.25%) ....................................................   $      11.76   $        10.42   $      10.55
                                                                             ------------   --------------   ------------
CLASS B:
   Net assets, at value ..................................................   $ 39,092,906   $  356,093,949
                                                                             ------------   --------------
   Shares outstanding ....................................................      3,542,296       36,216,138
                                                                             ------------   --------------
   Net asset value and maximum offering price per share(a) ...............   $      11.04   $         9.83
                                                                             ------------   --------------
CLASS C:
   Net assets, at value ..................................................   $113,040,272   $2,573,663,821   $ 52,314,247
                                                                             ------------   --------------   ------------
   Shares outstanding ....................................................     10,284,227      265,405,128      5,287,649
                                                                             ------------   --------------   ------------
   Net asset value and maximum offering price per share(a) ...............   $      10.99   $         9.70   $       9.89
                                                                             ------------   --------------   ------------
CLASS R:
   Net assets, at value ..................................................   $  1,364,690   $   13,330,573   $    701,599
                                                                             ------------   --------------   ------------
   Shares outstanding ....................................................        123,198        1,355,128         70,487
                                                                             ------------   --------------   ------------
   Net asset value and maximum offering price per share ..................   $      11.08   $         9.84   $       9.95
                                                                             ------------   --------------   ------------
ADVISOR CLASS:
   Net assets, at value ..................................................   $  1,914,779   $   63,993,825   $  4,191,968
                                                                             ------------   --------------   ------------
   Shares outstanding ....................................................        172,626        6,481,469        420,578
                                                                             ------------   --------------   ------------
   Net asset value and maximum offering price per share ..................   $      11.09   $         9.87   $       9.97
                                                                             ------------   --------------   ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               50 | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the year ended December 31, 2009


                                                                               FRANKLIN         FRANKLIN         FRANKLIN
                                                                               TEMPLETON        TEMPLETON        TEMPLETON
                                                                               COREFOLIO     FOUNDING FUNDS    PERSPECTIVES
                                                                              ALLOCATION       ALLOCATION       ALLOCATION
                                                                                 FUND             FUND             FUND
                                                                             ------------   ---------------   -------------
Investment income:
   Dividends from Underlying Funds (Note 6) ..............................   $  7,021,178   $   329,079,733   $  2,851,186
                                                                             ------------   ---------------   ------------
Expenses:
   Administrative fees (Note 3a) .........................................        413,938         7,593,473        190,760
   Distribution fees: (Note 3b)
      Class A ............................................................        754,761        12,903,249        392,293
      Class B ............................................................        345,816         3,282,397             --
      Class C ............................................................        979,209        23,619,243        461,152
      Class R ............................................................          5,906            62,801          3,214
   Transfer agent fees (Note 3d) .........................................        995,906        13,071,469        533,196
   Reports to shareholders ...............................................         79,850         1,043,261         46,026
   Registration and filing fees ..........................................         76,075           204,723         54,948
   Professional fees .....................................................         23,925           125,792         18,408
   Trustees' fees and expenses ...........................................          4,696            88,642          2,139
   Other .................................................................         15,577           215,118          9,593
   Expenses borne by Underlying Funds (Note 7) ...........................       (608,589)       (8,837,256)      (315,854)
                                                                             ------------   ---------------   ------------
         Total expenses ..................................................      3,087,070        53,372,912      1,395,875
         Expenses waived/paid by affiliates (Note 3e) ....................       (544,832)       (4,865,384)      (303,853)
                                                                             ------------   ---------------   ------------
            Net expenses .................................................      2,542,238        48,507,528      1,092,022
                                                                             ------------   ---------------   ------------
               Net investment income .....................................      4,478,940       280,572,205      1,759,164
                                                                             ------------   ---------------   ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from sale of investments in Underlying Funds      (29,576,059)   (1,108,190,299)   (11,670,589)
   Net change in unrealized appreciation (depreciation) on investments
      in Underlying Funds ................................................    141,486,761     2,849,422,623     62,526,844
                                                                             ------------   ---------------   ------------
Net realized and unrealized gain (loss) ..................................    111,910,702     1,741,232,324     50,856,255
                                                                             ------------   ---------------   ------------
Net increase (decrease) in net assets resulting from operations ..........   $116,389,642   $ 2,021,804,529   $ 52,615,419
                                                                             ============   ===============   ============


   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 51

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                         FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                                      COREFOLIO ALLOCATION FUND      FOUNDING FUNDS ALLOCATION FUND
                                                    ----------------------------   ---------------------------------
                                                       YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                    ----------------------------   ---------------------------------
                                                        2009            2008             2009              2008
                                                    ------------   -------------   ---------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .....................   $  4,478,940   $   4,675,740   $   280,572,205   $   377,712,264
      Net realized gain (loss) from
         Underlying Funds .......................    (29,576,059)    (10,770,252)   (1,108,190,299)   (1,044,973,765)
      Net change in unrealized appreciation
         (depreciation) on investments in
         Underlying Funds .......................    141,486,761    (266,649,939)    2,849,422,623    (4,923,135,686)
                                                    ------------   -------------   ---------------   ---------------
            Net increase (decrease) in net assets
               resulting from operations ........    116,389,642    (272,744,451)    2,021,804,529    (5,590,397,187)
                                                    ------------   -------------   ---------------   ---------------
   Distributions to shareholders from:
      Net investment income and short term gains
         received from Underlying Funds:
         Class A ................................     (4,102,193)     (4,306,007)     (219,472,925)     (232,663,422)
         Class B ................................       (256,249)       (173,762)      (12,350,841)      (12,296,371)
         Class C ................................       (762,501)       (555,567)      (90,453,684)      (91,206,625)
         Class R ................................        (14,789)        (14,468)         (512,969)         (613,620)
         Advisor Class ..........................        (28,946)        (33,624)       (2,151,422)       (1,808,459)
      Net realized gains:
         Class A ................................             --      (9,912,353)               --      (206,963,605)
         Class B ................................             --      (1,420,594)               --       (14,528,676)
         Class C ................................             --      (3,696,588)               --      (108,826,242)
         Class R ................................             --         (51,580)               --          (581,731)
         Advisor Class ..........................             --         (65,462)               --          (920,311)
                                                    ------------   -------------   ---------------   ---------------
   Total distributions to shareholders ..........     (5,164,678)    (20,230,005)     (324,941,841)     (670,409,062)
                                                    ------------   -------------   ---------------   ---------------
   Capital share transactions: (Note 2)
         Class A ................................    (33,456,082)    (25,532,551)     (772,871,396)   (1,199,297,735)
         Class B ................................     (5,968,895)    (10,233,436)      (61,904,166)     (106,380,153)
         Class C ................................    (13,057,633)    (11,322,678)     (438,591,157)     (791,796,601)
         Class R ................................       (142,150)       (480,559)       (3,667,697)       (3,925,755)
         Advisor Class ..........................       (153,841)       (443,248)       19,305,430         8,144,816
                                                    ------------   -------------   ---------------   ---------------
   Total capital share transactions .............    (52,778,601)    (48,012,472)   (1,257,728,986)   (2,093,255,428)
                                                    ------------   -------------   ---------------   ---------------
   Redemption fees ..............................             --           1,576                --            44,669
                                                    ------------   -------------   ---------------   ---------------
            Net increase (decrease) in net
               assets ...........................     58,446,363    (340,985,352)      439,133,702    (8,354,017,008)

Net assets:
   Beginning of year ............................    416,654,125     757,639,477     7,901,223,249    16,255,240,257
                                                    ------------   -------------   ---------------   ---------------
   End of year ..................................   $475,100,488   $ 416,654,125   $ 8,340,356,951   $ 7,901,223,249
                                                    ============   =============   ===============   ===============
Undistributed net investment income included in
   net assets:
   End of year ..................................   $    887,724   $   1,573,462   $    38,071,489   $    82,441,125
                                                    ============   =============   ===============   ===============

   The accompanying notes are an integral part of these financial statements.


                               52 | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                        FRANKLIN TEMPLETON
                                                                                   PERSPECTIVES ALLOCATION FUND
                                                                                   ----------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   ----------------------------
                                                                                        2009           2008
                                                                                   ------------   -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ....................................................   $  1,759,164   $   1,994,479
      Net realized gain (loss) from Underlying Funds ...........................    (11,670,589)     (8,917,483)
      Net change in unrealized appreciation (depreciation) on investments in
         Underlying Funds ......................................................     62,526,844    (117,330,528)
                                                                                   ------------   -------------
         Net increase (decrease) in net assets resulting from operations .......     52,615,419    (124,253,532)
                                                                                   ------------   -------------
   Distributions to shareholders from:
      Net investment income and short term gains received from Underlying Funds:
         Class A ...............................................................     (1,668,418)     (2,005,641)
         Class C ...............................................................       (218,058)       (220,353)
         Class R ...............................................................         (5,786)         (8,254)
         Advisor Class .........................................................        (51,620)        (47,054)
      Net realized gains:
         Class A ...............................................................             --      (4,521,662)
         Class C ...............................................................             --      (1,694,032)
         Class R ...............................................................             --         (29,595)
         Advisor Class .........................................................             --         (50,944)
                                                                                   ------------   -------------
   Total distributions to shareholders .........................................     (1,943,882)     (8,577,535)
                                                                                   ------------   -------------
   Capital share transactions: (Note 2)
         Class A ...............................................................     (9,429,165)       (223,905)
         Class C ...............................................................     (5,840,654)     (3,260,020)
         Class R ...............................................................       (154,602)       (182,809)
         Advisor Class .........................................................        849,619       1,046,832
                                                                                   ------------   -------------
   Total capital share transactions ............................................    (14,574,802)     (2,619,902)
                                                                                   ------------   -------------
   Redemption fees .............................................................             --             378
                                                                                   ------------   -------------
            Net increase (decrease) in net assets ..............................     36,096,735    (135,450,591)
 Net assets:
   Beginning of year ...........................................................    181,836,110     317,286,701
                                                                                   ------------   -------------
   End of year .................................................................   $217,932,845   $ 181,836,110
                                                                                   ============   =============
 Undistributed net investment income included in net assets:
   End of year .................................................................   $    348,887   $     533,605
                                                                                   ============   =============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 53

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, three of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

CLASS A, CLASS B, CLASS C, CLASS R & ADVISOR CLASS   CLASS A, CLASS C, CLASS R & ADVISOR CLASS
--------------------------------------------------   -----------------------------------------------
Franklin Templeton Corefolio Allocation Fund         Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2009, and have determined that no provision for income tax is required in the Funds' financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                               54 | Annual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the funds and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                               Annual Report | 55

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                          FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                               COREFOLIO                   FOUNDING FUNDS
                                            ALLOCATION FUND                ALLOCATION FUND
                                      --------------------------   ------------------------------
                                        SHARES         AMOUNT         SHARES           AMOUNT
                                      ----------   -------------   ------------   ---------------
CLASS A SHARES:
Year ended December 31, 2009
   Shares sold ....................    3,236,280   $  29,331,084     47,169,528   $   393,990,378
   Shares issued in reinvestment of
      distributions ...............      373,671       3,926,536     23,246,159       207,459,244
   Shares redeemed ................   (7,671,732)    (66,713,702)  (168,105,842)   (1,374,321,018)
                                      ----------   -------------   ------------   ---------------
   Net increase (decrease) ........   (4,061,781)  $ (33,456,082)   (97,690,155)  $  (772,871,396)
                                      ==========   =============   ============   ===============
Year ended December 31, 2008
   Shares sold ....................    5,567,019   $  61,833,850    101,658,440   $ 1,166,213,136
   Shares issued in reinvestment of
      distributions ...............    1,265,389      13,537,176     45,436,762       415,107,291
   Shares redeemed ................   (8,891,290)   (100,903,577)  (259,459,671)   (2,780,618,162)
                                      ----------   -------------   ------------   ---------------
   Net increase (decrease) ........   (2,058,882)  $ (25,532,551)  (112,364,469)  $(1,199,297,735)
                                      ==========   =============   ============   ===============
CLASS B SHARES:
Year ended December 31, 2009
   Shares sold ....................       64,424   $     580,399        467,376   $     3,922,754
   Shares issued in reinvestment of
      distributions ...............       24,486         240,936      1,293,652        11,520,679
   Shares redeemed ................     (768,474)     (6,790,230)    (9,477,912)      (77,347,599)
                                      ----------   -------------   ------------   ---------------
   Net increase (decrease) ........     (679,564)  $  (5,968,895)    (7,716,884)  $   (61,904,166)
                                      ==========   =============   ============   ===============
Year ended December 31, 2008
   Shares sold ....................      104,352   $   1,141,683        986,795   $    10,589,681
   Shares issued in reinvestment of
      distributions ...............      129,819       1,507,686      2,649,869        24,917,785
   Shares redeemed ................   (1,149,669)    (12,882,805)   (13,417,606)     (141,887,619)
                                      ----------   -------------   ------------   ---------------
   Net increase (decrease) ........     (915,498)  $ (10,233,436)    (9,780,942)  $  (106,380,153)
                                      ==========   =============   ============   ===============
CLASS C SHARES:
Year ended December 31, 2009
   Shares sold ....................    1,160,988   $  10,404,766     20,266,052   $   167,747,133
   Shares issued in reinvestment of
      distributions ...............       72,406         714,452      9,122,355        80,143,253
   Shares redeemed ................   (2,807,242)    (24,176,851)   (86,074,684)     (686,481,543)
                                      ----------   -------------   ------------   ---------------
   Net increase (decrease) ........   (1,573,848)  $ (13,057,633)   (56,686,277)  $  (438,591,157)
                                      ==========   =============   ============   ===============
Year ended December 31, 2008
   Shares sold ....................    2,048,102   $  22,152,029     45,290,328   $   503,556,683
   Shares issued in reinvestment of
      distributions ...............      344,964       3,952,057     18,821,585       174,787,157
   Shares redeemed ................   (3,459,667)    (37,426,764)  (140,521,755)   (1,470,140,441)
                                      ----------   -------------   ------------   ---------------
   Net increase (decrease) ........   (1,066,601)  $ (11,322,678)   (76,409,842)  $  (791,796,601)
                                      ==========   =============   ============   ===============


                               56 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                           COREFOLIO              FOUNDING FUNDS
                                        ALLOCATION FUND          ALLOCATION FUND
                                      -------------------   -------------------------
                                       SHARES     AMOUNT      SHARES        AMOUNT
                                      -------   ---------   ----------   ------------
CLASS R SHARES:
Year ended December 31, 2009
   Shares sold ....................    17,232   $ 165,388      280,523   $  2,296,033
   Shares issued in reinvestment of
      distributions ...............     1,420      14,789       57,378        512,145
   Shares redeemed ................   (35,125)   (322,327)    (806,790)    (6,475,875)
                                      -------   ---------   ----------   ------------
   Net increase (decrease) ........   (16,473)  $(142,150)    (468,889)  $ (3,667,697)
                                      =======   =========   ==========   ============
Year ended December 31, 2008
   Shares sold ....................    16,325   $ 200,227      370,382   $  4,119,404
   Shares issued in reinvestment of
      distributions ...............     5,950      66,049      129,876      1,191,611
   Shares redeemed ................   (65,849)   (746,835)    (826,353)    (9,236,770)
                                      -------   ---------   ----------   ------------
   Net increase (decrease) ........   (43,574)  $(480,559)    (326,095)  $ (3,925,755)
                                      =======   =========   ==========   ============
ADVISOR CLASS SHARES:
Year ended December 31, 2009
   Shares sold ....................    66,906   $ 617,402    3,962,200   $ 35,696,840
   Shares issued in reinvestment of
      distributions ...............     2,503      26,558      202,485      1,850,429
   Shares redeemed ................   (92,057)   (797,801)  (2,188,271)   (18,241,839)
                                      -------   ---------   ----------   ------------
   Net increase (decrease) ........   (22,648)  $(153,841)   1,976,414   $ 19,305,430
                                      =======   =========   ==========   ============
Year ended December 31, 2008
   Shares sold ....................    45,547   $ 411,512    2,448,980   $ 23,486,926
   Shares issued in reinvestment of
      distributions ...............     8,128      84,684      288,863      2,496,414
   Shares redeemed ................   (85,974)   (939,444)  (1,683,911)   (17,838,524)
                                      -------   ---------   ----------   ------------
   Net increase (decrease) ........   (32,299)  $(443,248)   1,053,932   $  8,144,816
                                      =======   =========   ==========   ============

                                                           FRANKLIN TEMPLETON
                                                              PERSPECTIVES
                                                            ALLOCATION FUND
                                                       -------------------------
                                                         SHARES        AMOUNT
                                                       ----------   ------------
CLASS A SHARES:
Year ended December 31, 2009
   Shares sold .....................................    2,905,762   $ 23,518,960
   Shares issued in reinvestment of distributions ..      171,246      1,625,916
   Shares redeemed .................................   (4,128,507)   (34,574,041)
                                                       ----------   ------------
   Net increase (decrease) .........................   (1,051,499)  $ (9,429,165)
                                                       ==========   ============
Year ended December 31, 2008
   Shares sold .....................................    3,470,298   $ 37,241,720
   Shares issued in reinvestment of distributions ..      658,516      6,336,696
   Shares redeemed .................................   (4,285,488)   (43,802,321)
                                                       ----------   ------------
   Net increase (decrease) .........................     (156,674)  $   (223,905)
                                                       ==========   ============


                               Annual Report | 57

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                            FRANKLIN TEMPLETON
                                                               PERSPECTIVES
                                                              ALLOCATION FUND
                                                        -------------------------
                                                          SHARES        AMOUNT
                                                        ----------   ------------
CLASS C SHARES:
Year ended December 31, 2009
   Shares sold ......................................      686,403   $  5,596,121
   Shares issued in reinvestment of distributions ...       23,422        205,339
   Shares redeemed ..................................   (1,455,466)   (11,642,114)
                                                        ----------   ------------
   Net increase (decrease) ..........................     (745,641)  $ (5,840,654)
                                                        ==========   ============
Year ended December 31, 2008
   Shares sold ......................................    1,394,980   $ 14,721,259
   Shares issued in reinvestment of distributions ...      171,980      1,784,729
   Shares redeemed ..................................   (1,970,998)   (19,766,008)
                                                        ----------   ------------
   Net increase (decrease) ..........................     (404,038)  $ (3,260,020)
                                                        ==========   ============
CLASS R SHARES:
Year ended December 31, 2009
   Shares sold ......................................       13,708   $    108,555
   Shares issued in reinvestment of distributions ...          616          5,786
   Shares redeemed ..................................      (33,851)      (268,943)
                                                        ----------   ------------
   Net increase (decrease) ..........................      (19,527)  $   (154,602)
                                                        ==========   ============
Year ended December 31, 2008
   Shares sold ......................................       15,267   $    171,827
   Shares issued in reinvestment of distributions ...        3,789         37,849
   Shares redeemed ..................................      (37,884)      (392,485)
                                                        ----------   ------------
   Net increase (decrease) ..........................      (18,828)  $   (182,809)
                                                        ==========   ============
ADVISOR CLASS SHARES:
Year ended December 31, 2009
   Shares sold ......................................      312,456   $  2,800,077
   Shares issued in reinvestment of distributions ...        4,975         48,107
   Shares redeemed ..................................     (218,533)    (1,998,565)
                                                        ----------   ------------
   Net increase (decrease) ..........................       98,898   $    849,619
                                                        ==========   ============
Year ended December 31, 2008
   Shares sold ......................................      193,937   $  1,925,016
   Shares issued in reinvestment of distributions ...        9,626         86,274
   Shares redeemed ..................................      (93,976)      (964,458)
                                                        ----------   ------------
   Net increase (decrease) ..........................      109,587   $  1,046,832
                                                        ==========   ============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                               58 | Annual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.10% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying Funds.

B. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act.

On December 1, 2008, the Trust's Board of Trustees approved a modification to the Class A distribution plan, for those funds that had a Class A compensation plan, changing the form of the plan from a compensation to a reimbursement distribution plan. Under the distribution plan, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. This change was effective February 1, 2009. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. Prior to February 1, 2009, under the Funds' Class A compensation distribution plan, the Funds paid Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to a certain percentage per year of its average daily net assets.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

             FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                  COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
               ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
             ------------------   ------------------   ------------------
Class A...          0.35%                0.35%                0.35%
Class B...          1.00%                1.00%                  --
Class C...          1.00%                1.00%                1.00%
Class R...          0.50%                0.50%                0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares for the Franklin Templeton Corefolio Allocation Fund and the Franklin Templeton Perspectives Allocation Fund, and at 0.25% per year for Class A shares of the Franklin Templeton Founding Funds Allocation Fund until further notice and approval by the Board.


                               Annual Report | 59

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                      COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                 ------------------   ------------------   ------------------
Sales charges retained net of commissions
   paid to unaffiliated broker/dealers .......        $155,178            $1,876,925            $104,239
Contingent deferred sales charges retained ...        $ 18,333            $  341,241            $  5,112

D. TRANSFER AGENT FEES

For the year ended December 31, 2009, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                      COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                 ------------------   ------------------   ------------------
Transfer agent fees ..........................        $728,458            $7,972,032            $400,719

E. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of administrative fees and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Funds do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. Prior to May 1, 2009, the common expenses and acquired fund fees and expenses were limited to 0.90%, 0.85% and 0.92% for the Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund and Franklin Templeton Perspectives Allocation Fund, respectively.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

                                                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                      COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                 ------------------   ------------------   ------------------
Capital loss carryforwards expiring in:
   2016 ......................................       $ 6,021,473        $  666,677,037         $ 2,696,618
   2017 ......................................        29,756,579         1,134,008,344           7,870,700
                                                     -----------        --------------         -----------
                                                     $35,778,052        $1,800,685,381         $10,567,318
                                                     ===========        ==============         ===========


                               60 | Annual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, deferred realized capital losses were as follows:

                                                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                      COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                   ALLOCATION FUND      ALLOCATION FUND     ALLOCATION FUND
                                                 ------------------   ------------------   ------------------
Realized capital losses  .....................        $242,331           $88,404,374           $1,572,645

The tax character of distributions paid during the years ended December 31, 2009 and 2008, was as follows:

                                                    FRANKLIN TEMPLETON           FRANKLIN TEMPLETON
                                                         COREFOLIO                 FOUNDING FUNDS
                                                      ALLOCATION FUND             ALLOCATION FUND
                                                 ------------------------   ---------------------------
                                                    2009         2008           2009            2008
                                                 ----------   -----------   ------------   ------------
Distributions paid from:
   Ordinary income ...........................   $5,164,678   $ 5,083,428   $324,941,841   $338,588,497
   Long term capital gain ....................           --    15,146,577             --    331,820,565
                                                 ----------   -----------   ------------   ------------
                                                 $5,164,678   $20,230,005   $324,941,841   $670,409,062
                                                 ==========   ===========   ============   ============

                                                          FRANKLIN
                                                         TEMPLETON
                                                       PERSPECTIVES
                                                      ALLOCATION FUND
                                                 -----------------------
                                                    2009         2008
                                                 ----------   ----------
Distributions paid from:
   Ordinary income ...........................   $1,943,882   $2,286,145
   Long term capital gain ....................           --    6,291,390
                                                 ----------   ----------
                                                 $1,943,882   $8,577,535
                                                 ==========   ==========

At December 31, 2009, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

                                                   FRANKLIN         FRANKLIN        FRANKLIN
                                                   TEMPLETON       TEMPLETON        TEMPLETON
                                                   COREFOLIO     FOUNDING FUNDS    PERSPECTIVES
                                                  ALLOCATION       ALLOCATION       ALLOCATION
                                                     FUND             FUND             FUND
                                                 ------------   ----------------   ------------
Cost of investments ..........................   $492,341,862   $ 10,496,145,243   $258,507,230
                                                 ============   ================   ============
Unrealized appreciation ......................   $ 31,002,585   $            --    $  6,377,482
Unrealized depreciation ......................     47,345,407)   (2,128,566,526)    (46,777,321)
                                                 ------------   ----------------   ------------
Net unrealized appreciation (depreciation)....   $(16,342,822)  $(2,128,566,526)   $(40,399,839)
                                                 ============   ================   ============
Distributable earnings -
   undistributed ordinary income .............   $    887,724   $     38,071,489   $    348,887
                                                 ============   ================   ============

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales and short term capital gains distributions from Underlying Funds.


                               Annual Report | 61

Franklin Templeton Fund Allocator Series

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2009, were as follows:

                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                           COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                       ALLOCATION FUND      ALLOCATION FUND       ALLOCATION FUND
                      ------------------   ------------------   ------------------
Purchases .........       $ 8,320,681        $  329,053,295         $11,450,316
Sales .............       $61,300,658        $1,663,254,424         $25,392,646


6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2009, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

NAME OF ISSUER                                             % OF SHARES HELD
--------------                                             ----------------
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
Franklin Growth Fund ...................................         7.26%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
Mutual Shares Fund .....................................        17.93%
Templeton Growth Fund Inc. .............................        14.52%
Franklin Income Fund ...................................         5.55%

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. SPECIAL SERVICING AGREEMENT

On May 1, 2009, the Funds entered into a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Funds by the Funds. The amount of expenses allocated during the year ended December 31, 2009 is noted in the Statements of Operations.


                                62| Annual Report

Franklin Templeton Fund Allocator Series

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 22, 2010, the funds renewed the Global Credit Facility, for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended December 31, 2009, the Funds did not utilize the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At December 31, 2009, all of the Funds' investments in Underlying Funds carried at fair value were in Level 1 inputs. For detailed Underlying Funds categories, see the accompanying Statements of Investments.


                               Annual Report | 63

Franklin Templeton Fund Allocator Series

10. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through February 15, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.


                               64 | Annual Report

Franklin Templeton Fund Allocator Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund and Franklin Templeton Perspectives Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in the Underlying Funds at December 31, 2009 by correspondence with the Transfer Agent of Underlying Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2010


                               Annual Report | 65

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2009:

FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
     COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
  ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
------------------   ------------------   ------------------
      76.79%               22.60%               50.07%

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2009:

FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
     COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
  ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
------------------   ------------------   ------------------
    $7,020,681          $146,609,931          $2,850,316

Distributions, including qualified dividend income, paid during calendar year 2009 will be reported to shareholders on Form 1099-DIV in January 2010. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.


                               66 | Annual Report

Franklin Templeton Fund Allocator Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------  ---------------  ------------------  -----------------------  -------------------------------------
HARRIS J. ASHTON (1932)        Trustee          Since 1995          133                      Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)       Trustee          Since 2005          110                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of Administration, California Public Employees
Retirement Systems (CALPERS) (1971-2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board,
Blue Shield of California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                Trustee          Since 2007          110                      ICO Global Communications (Holdings)
One Franklin Parkway                                                                         Limited (satellite company).

San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)        Trustee          Since 1998          133                      Hess Corporation (exploration and
One Franklin Parkway                                                                         refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                     Company (processed foods and allied
                                                                                             products), RTI International Metals,
                                                                                             Inc. (manufacture and distribution of
                                                                                             titanium), Canadian National Railway
                                                                                             (railroad) and White Mountains
                                                                                             Insurance Group, Ltd. (holding
                                                                                             company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).


                               Annual Report | 67

                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------  ---------------  ------------------  -----------------------  -------------------------------------
FRANK W.T. LAHAYE (1929)       Trustee          Since 1995          109                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

J. MICHAEL LUTTIG (1954)       Trustee          Since December      133                      Boeing Capital Corporation (aircraft
One Franklin Parkway                            2009                                         financing).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and FORMERLY, Federal Appeals Court
Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

FRANK A. OLSON (1932)          Trustee          Since 2007          133                      Hess Corporation (exploration and
One Franklin Parkway                                                                         refining of oil and gas).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)       Trustee          Since 2007          141                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)          Lead             Trustee since       110                      None
One Franklin Parkway           Independent      2006 and Lead
San Mateo, CA 94403-1906       Trustee          Independent
                                                Trustee since
                                                2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial
Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).


                               68 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------  ---------------  ------------------  -----------------------  -------------------------------------
**CHARLES B. JOHNSON (1933)    Trustee and      Since 1995          133                      None
One Franklin Parkway           Chairman of
San Mateo, CA 94403-1906       the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 41 of the investment companies in Franklin Templeton Investments.

**GREGORY E. JOHNSON (1961)    Trustee          Since 2007          89                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)          Chief            Chief Compliance    Not Applicable           Not Applicable
One Franklin Parkway           Compliance       Officer since 2004
San Mateo, CA 94403-1906       Officer and      and Vice
                               Vice President   President - AML
                               - AML            Compliance since
                               Compliance       2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).

LAURA F. FERGERSON (1962)      Chief            Since March 2009    Not Applicable           Not Applicable
One Franklin Parkway           Executive
San Mateo, CA 94403-1906       Officer -
                               Finance and
                               Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant
Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin
Templeton Services, LLC (1997-2003).

GASTON GARDEY (1967)           Treasurer,       Since March 2009    Not Applicable           Not Applicable
One Franklin Parkway           Chief Financial
San Mateo, CA 94403-1906       Officer and
                               Chief
                               Accounting
                               Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton
Investments.


                               Annual Report | 69

                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------  ---------------  ------------------  -----------------------  -------------------------------------
ALIYA S. GORDON (1973)         Vice President   Since March 2009    Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).
----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)           Vice President   Since 2000          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
STEVEN J. GRAY (1955)          Vice President   Since August        Not Applicable           Not Applicable
One Franklin Parkway                            2009
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and
officer of 45 of the investment companies in Franklin Templeton Investments.

----------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)  President and    President and       Not Applicable           Not Applicable
One Franklin Parkway           Chief            Chief Executive
San Mateo, CA 94403-1906       Executive        Officer -
                               Officer -        Investment
                               Investment       Management
                               Management       since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin
Templeton Investments.

----------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)      Vice President   Since August        Not Applicable           Not Applicable
500 East Broward Blvd.                          2009
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President
and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of
the South; and officer of 45 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)       Vice President   Since 2006          Not Applicable           Not Applicable
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin
Templeton Investments.


                               70 | Annual Report

                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------  ---------------  ------------------  -----------------------  -------------------------------------
CRAIG S. TYLE (1960)           Vice President   Since 2005          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               Annual Report | 71

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                               72 | Annual Report

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)
NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(10)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/10                                              Not part of the annual report

(FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)   One Franklin Parkway
                                            San Mateo, CA 94403-1906

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS2 A2009 02/10





DECEMBER 31, 2009

ANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin Templeton
2015 Retirement Target Fund

Franklin Templeton
2025 Retirement Target Fund

Franklin Templeton
2035 Retirement Target Fund

Franklin Templeton
2045 Retirement Target Fund

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

                                   (GRAPHIC)

                                                                ASSET ALLOCATION

                               FRANKLIN TEMPLETON
                              FUND ALLOCATOR SERIES

                                    (GRAPHIC)

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES

                            FRANKLIN TEMPLETON INVESTMENTS

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1
ANNUAL REPORT
Economic and Market Overview ..............................................    3
Franklin Templeton 2015 Retirement Target Fund ............................    5
Franklin Templeton 2025 Retirement Target Fund ............................   15
Franklin Templeton 2035 Retirement Target Fund ............................   25
Franklin Templeton 2045 Retirement Target Fund ............................   35
Financial Highlights and Statements of Investments ........................   45
Financial Statements ......................................................   65
Notes to Financial Statements .............................................   70
Report of Independent Registered Public Accounting Firm ...................   81
Tax Designation ...........................................................   82
Board Members and Officers ................................................   83
Shareholder Information ...................................................   88

Shareholder Letter

Dear Shareholder:

During the year 2009, U.S. economic activity showed signs of stabilization after a prolonged recession. Government stimulus measures helped thaw credit markets, the financial system avoided collapse, and many companies reported better-than-expected earnings after cutting costs. Investors breathed a collective sigh of relief, and equity markets enjoyed a remarkable rally while interest rates remained low and inflation was subdued.

Franklin Templeton Fund Allocator Series' annual report goes into greater detail about prevailing conditions during the period under review. In addition, you will find performance data, financial information and discussions from the portfolio manager. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, and find helpful financial planning tools. We hope you will take advantage of these online services.

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                        Not part of the annual report | 1

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                       2 | Not part of the annual report

Annual Report

Economic and Market Overview

The U.S. economy ended 2009 in much better shape than it began. After several quarters of contraction, economic activity expanded in the third and fourth quarters. In the year's second half, corporate profit growth was higher than earlier estimates, which may allow businesses to build inventory following a long period of inventory drawdowns. Economic challenges remain, such as stalled consumer confidence and job prospects for the unemployed, as stimulus measures wind down, but several reports pointed to improving economic conditions.

Throughout the year, the Federal Open Market Committee kept U.S. monetary policy unchanged, announcing it intends to hold the federal funds target rate in the 0% to 0.25% range "for an extended period" as it lays the groundwork for an eventual tightening of monetary policy. Late in the period, the labor market improved somewhat as the economy lost fewer jobs than expected and the unemployment rate fell slightly, dropping from a period high of 10.2% in October to 10.0% at period-end.(1)

Globally, equity markets entered 2009 largely pricing in a possible economic depression and systemic solvency crisis, scenarios that were ultimately averted by one of the most aggressive global policy responses in financial history. As government monetary and fiscal intervention began to gain traction toward the end of the first quarter, equities bottomed and largely reversed their decline, economic growth stabilized and rebounded, and confidence was rekindled as investors began to believe the global financial system was finally on the mend. Emerging market economies fueled the global recovery as governments aggressively incentivized lending and consumption, resulting in a dramatic recovery that laid the groundwork for the developing world's equity rally. Growing demand from emerging markets supported commodity prices, which also posted record gains during the year. For most of the year, the fading U.S. dollar also helped underpin the rally in hard assets, while continued euro and yen strength created headwinds for regional recoveries.

(1.) Source: Bureau of Labor Statistics.


                               Annual Report | 3

For the 12 months under review, the blue chip stocks of the Dow Jones Industrial Average delivered a total return of +22.68%, while the broader Standard & Poor's 500 Index (S&P 500) posted a +26.46% total return and the technology-heavy NASDAQ Composite Index returned +45.32%.(2) Global developed and emerging markets, as measured by the Morgan Stanley Capital International (MSCI) All Country World Index, delivered a +35.41% total return.(3)

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international common type stocks listed on The NASDAQ Stock Market.

(3.) Source: (C) 2009 Morningstar. The MSCI All Country World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.


                               4 | Annual Report

Franklin Templeton
2015 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2015 approaches.

ASSET ALLOCATION*
Franklin Templeton 2015 Retirement Target Fund
Based on Total Net Assets as of 12/31/09

                                  (PIE CHART)

Domestic Equity............................   45.6%
Foreign Equity.............................   20.8%
Domestic Fixed Income......................   15.5%
Foreign Fixed Income.......................    9.6%
Short-Term Investments & Other Net Assets..    8.5%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This annual report for Franklin Templeton 2015 Retirement Target Fund covers the fiscal year ended December 31, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton 2015 Retirement Target Fund - Class A delivered a +28.50% cumulative total return for the 12 months ended December 31, 2009. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 49.


                                Annual Report | 5
fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +26.46%, +32.46%, +5.93% and +0.17%, respectively, during the same time.(1) You can find other performance data in the Performance Summary beginning on page 8.

TOP 10 FUND HOLDINGS
Franklin Templeton
2015 Retirement Target Fund
12/31/09

                                                           % OF TOTAL
                                                           NET ASSETS
                                                           ----------
Franklin Flex Cap Growth Fund - Advisor Class                 16.8%
Mutual Shares Fund - Class Z                                  11.1%
Franklin U.S. Government Securities Fund - Advisor Class       8.7%
Templeton Global Bond Fund - Advisor Class                     8.5%
Mutual European Fund - Class Z                                 7.3%
Franklin Total Return Fund - Advisor Class                     6.8%
Franklin Growth Opportunities Fund - Advisor Class             6.7%
Templeton Foreign Fund - Advisor Class                         6.4%
Franklin Gold and Precious Metals Fund - Advisor Class         3.6%
Templeton China World Fund - Advisor Class                     3.5%

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund's risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.


                               6 | Annual Report

At period-end, Franklin Templeton 2015 Retirement Target Fund's domestic equity exposure was 68.7% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, at 16.8% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 61.8% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund - Advisor Class was our largest fixed income fund weighting at 8.7% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, trailed the MSCI EAFE Index; however, Templeton Foreign Fund - Advisor Class outperformed. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the BC U.S. Aggregate Index, while Franklin U.S. Government Securities Fund - Advisor Class underperformed.

Thank you for your continued participation in Franklin Templeton 2015 Retirement Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2015 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                               Annual Report | 7

Performance Summary as of 12/31/09

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FTRAX)                        CHANGE   12/31/09   12/31/08
-----------------------                        ------   --------   --------
Net Asset Value (NAV)                          +$2.03    $10.17      $8.14
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                      $0.2049
Long-Term Capital Gain               $0.0528
   TOTAL                             $0.2577

CLASS C (SYMBOL: N/A)                          CHANGE   12/31/09   12/31/08
---------------------                          ------   --------   --------
Net Asset Value (NAV)                          +$2.02    $10.10      $8.08
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                      $0.1455
Long-Term Capital Gain               $0.0528
   TOTAL                             $0.1983

CLASS R (SYMBOL: N/A)                          CHANGE   12/31/09   12/31/08
---------------------                          ------   --------   --------
Net Asset Value (NAV)                          +$2.03    $10.15      $8.12
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                      $0.1873
Long-Term Capital Gain               $0.0528
   TOTAL                             $0.2401

ADVISOR CLASS (SYMBOL: N/A)                    CHANGE   12/31/09   12/31/08
---------------------------                    ------   --------   --------
Net Asset Value (NAV)                          +$2.04    $10.19      $8.15
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                      $0.2307
Long-Term Capital Gain               $0.0528
   TOTAL                             $0.2835


                               8 | Annual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR    3-YEAR   INCEPTION (8/1/06)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                      +28.50%    +5.07%        +14.10%
Average Annual Total Return(3)                  +21.06%    -0.32%         +2.15%
Value of $10,000 Investment(4)                 $12,106   $ 9,905        $10,754
   Total Annual Operating Expenses(5)
      Without Waiver                    2.14%
      With Waiver                       1.21%

CLASS C                                         1-YEAR    3-YEAR   INCEPTION (8/1/06)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                      +27.75%    +2.93%        +11.48%
Average Annual Total Return(3)                  +26.75%    +0.97%         +3.23%
Value of $10,000 Investment(4)                 $12,675   $10,293        $11,148
   Total Annual Operating Expenses(5)
      Without Waiver                    2.84%
      With Waiver                       1.91%

CLASS R                                         1-YEAR    3-YEAR   INCEPTION (8/1/06)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                      +28.32%    +4.48%        +13.34%
Average Annual Total Return(3)                  +28.32%    +1.47%         +3.73%
Value of $10,000 Investment(4)                 $12,832   $10,448        $11,334
   Total Annual Operating Expenses(5)
      Without Waiver                    2.34%
      With Waiver                       1.41%

ADVISOR CLASS                                   1-YEAR    3-YEAR   INCEPTION (8/1/06)
-------------                                  -------   -------   ------------------
Cumulative Total Return(2)                      +28.94%    +6.03%        +15.31%
Average Annual Total Return(3)                  +28.94%    +1.97%         +4.26%
Value of $10,000 Investment(4)                 $12,894   $10,603        $11,531
   Total Annual Operating Expenses(5)
      Without Waiver                    1.84%
      With Waiver                       0.91%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.15% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                                Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                    12/31/09
-------                    --------
1-Year                      +21.06%
3-Year                       -0.32%
Since Inception (8/1/06)     +2.15%

CLASS A (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON
                2015 RETIREMENT                                        BARCLAYS CAPITAL U.S.   PAYDEN & RYGEL 90-DAY
   DATE      TARGET FUND - CLASS A   S&P 500 INDEX   MSCI EAFE INDEX   AGGREGATE BOND INDEX     U.S. TREASURY INDEX
----------   ---------------------   -------------   ---------------   ---------------------   ---------------------
 8/1/2006           $ 9,425             $10,000          $10,000              $10,000                 $10,000
 8/31/2006          $ 9,576             $10,238          $10,278              $10,153                 $10,044
 9/30/2006          $ 9,604             $10,502          $10,296              $10,242                 $10,088
10/31/2006          $ 9,887             $10,844          $10,697              $10,310                 $10,127
11/30/2006          $10,160             $11,050          $11,020              $10,430                 $10,170
12/31/2006          $10,235             $11,205          $11,366              $10,369                 $10,214
 1/31/2007          $10,378             $11,375          $11,444              $10,365                 $10,256
 2/28/2007          $10,369             $11,152          $11,538              $10,525                 $10,296
 3/31/2007          $10,514             $11,277          $11,838              $10,525                 $10,343
 4/30/2007          $10,801             $11,776          $12,374              $10,582                 $10,387
 5/31/2007          $11,060             $12,187          $12,608              $10,502                 $10,434
 6/30/2007          $11,020             $11,985          $12,627              $10,471                 $10,473
 7/31/2007          $10,845             $11,613          $12,442              $10,558                 $10,513
 8/31/2007          $10,893             $11,787          $12,251              $10,687                 $10,573
 9/30/2007          $11,363             $12,228          $12,909              $10,768                 $10,611
10/31/2007          $11,733             $12,423          $13,417              $10,865                 $10,644
11/30/2007          $11,295             $11,903          $12,980              $11,060                 $10,692
12/31/2007          $11,241             $11,821          $12,688              $11,091                 $10,716
 1/31/2008          $10,657             $11,112          $11,517              $11,278                 $10,771
 2/29/2008          $10,647             $10,751          $11,686              $11,293                 $10,790
 3/31/2008          $10,495             $10,704          $11,569              $11,332                 $10,815
 4/30/2008          $10,872             $11,226          $12,211              $11,308                 $10,826
 5/31/2008          $11,080             $11,371          $12,354              $11,225                 $10,832
 6/30/2008          $10,497             $10,412          $11,346              $11,216                 $10,848
 7/31/2008          $10,366             $10,325          $10,982              $11,207                 $10,869
 8/31/2008          $10,396             $10,474          $10,540              $11,314                 $10,884
 9/30/2008          $ 9,621             $ 9,541          $ 9,020              $11,162                 $10,914
10/31/2008          $ 8,413             $ 7,939          $ 7,200              $10,898                 $10,931
11/30/2008          $ 8,098             $ 7,369          $ 6,814              $11,253                 $10,943
12/31/2008          $ 8,369             $ 7,447          $ 7,225              $11,673                 $10,941
 1/31/2009          $ 8,081             $ 6,820          $ 6,517              $11,570                 $10,940
 2/28/2009          $ 7,659             $ 6,094          $ 5,851              $11,526                 $10,941
 3/31/2009          $ 8,128             $ 6,627          $ 6,224              $11,686                 $10,945
 4/30/2009          $ 8,750             $ 7,262          $ 7,031              $11,742                 $10,948
 5/31/2009          $ 9,195             $ 7,668          $ 7,876              $11,827                 $10,949
 6/30/2009          $ 9,185             $ 7,683          $ 7,833              $11,895                 $10,950
 7/31/2009          $ 9,727             $ 8,264          $ 8,549              $12,087                 $10,952
 8/31/2009          $ 9,894             $ 8,562          $ 9,015              $12,212                 $10,954
 9/30/2009          $10,344             $ 8,882          $ 9,362              $12,340                 $10,955
10/31/2009          $10,207             $ 8,717          $ 9,246              $12,401                 $10,958
11/30/2009          $10,511             $ 9,240          $ 9,433              $12,561                 $10,959
12/31/2009          $10,754             $ 9,418          $ 9,570              $12,365                 $10,959

AVERAGE ANNUAL TOTAL RETURN

CLASS C                    12/31/09
-------                    --------
1-Year                      +26.75%
3-Year                       +0.97%
Since Inception (8/1/06)     +3.23%

CLASS C (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON
                2015  RETIREMENT                                       BARCLAYS CAPITAL U.S.   PAYDEN & RYGEL 90-DAY
   DATE      TARGET FUND - CLASS C   S&P 500 INDEX   MSCI EAFE INDEX    AGGREGATE BOND INDEX    U.S. TREASURY INDEX
----------   ---------------------   -------------   ---------------   ---------------------   ---------------------
 8/1/2006           $10,000             $10,000          $10,000              $10,000                 $10,000
 8/31/2006          $10,150             $10,238          $10,278              $10,153                 $10,044
 9/30/2006          $10,180             $10,502          $10,296              $10,242                 $10,088
10/31/2006          $10,480             $10,844          $10,697              $10,310                 $10,127
11/30/2006          $10,760             $11,050          $11,020              $10,430                 $10,170
12/31/2006          $10,830             $11,205          $11,366              $10,369                 $10,214
 1/31/2007          $10,972             $11,375          $11,444              $10,365                 $10,256
 2/28/2007          $10,952             $11,152          $11,538              $10,525                 $10,296
 3/31/2007          $11,096             $11,277          $11,838              $10,525                 $10,343
 4/30/2007          $11,401             $11,776          $12,374              $10,582                 $10,387
 5/31/2007          $11,665             $12,187          $12,608              $10,502                 $10,434
 6/30/2007          $11,613             $11,985          $12,627              $10,471                 $10,473
 7/31/2007          $11,427             $11,613          $12,442              $10,558                 $10,513
 8/31/2007          $11,469             $11,787          $12,251              $10,687                 $10,573
 9/30/2007          $11,961             $12,228          $12,909              $10,768                 $10,611
10/31/2007          $12,332             $12,423          $13,417              $10,865                 $10,644
11/30/2007          $11,868             $11,903          $12,980              $11,060                 $10,692
12/31/2007          $11,807             $11,821          $12,688              $11,091                 $10,716
 1/31/2008          $11,190             $11,112          $11,517              $11,278                 $10,771
 2/29/2008          $11,169             $10,751          $11,686              $11,293                 $10,790
 3/31/2008          $11,003             $10,704          $11,569              $11,332                 $10,815
 4/30/2008          $11,401             $11,226          $12,211              $11,308                 $10,826
 5/31/2008          $11,611             $11,371          $12,354              $11,225                 $10,832
 6/30/2008          $10,993             $10,412          $11,346              $11,216                 $10,848
 7/31/2008          $10,843             $10,325          $10,982              $11,207                 $10,869
 8/31/2008          $10,865             $10,474          $10,540              $11,314                 $10,884
 9/30/2008          $10,057             $ 9,541          $ 9,020              $11,162                 $10,914
10/31/2008          $ 8,787             $ 7,939          $ 7,200              $10,898                 $10,931
11/30/2008          $ 8,445             $ 7,369          $ 6,814              $11,253                 $10,943
12/31/2008          $ 8,726             $ 7,447          $ 7,225              $11,673                 $10,941
 1/31/2009          $ 8,424             $ 6,820          $ 6,517              $11,570                 $10,940
 2/28/2009          $ 7,981             $ 6,094          $ 5,851              $11,526                 $10,941
 3/31/2009          $ 8,469             $ 6,627          $ 6,224              $11,686                 $10,945
 4/30/2009          $ 9,110             $ 7,262          $ 7,031              $11,742                 $10,948
 5/31/2009          $ 9,566             $ 7,668          $ 7,876              $11,827                 $10,949
 6/30/2009          $ 9,550             $ 7,683          $ 7,833              $11,895                 $10,950
 7/31/2009          $10,107             $ 8,264          $ 8,549              $12,087                 $10,952
 8/31/2009          $10,271             $ 8,562          $ 9,015              $12,212                 $10,954
 9/30/2009          $10,736             $ 8,882          $ 9,362              $12,340                 $10,955
10/31/2009          $10,593             $ 8,717          $ 9,246              $12,401                 $10,958
11/30/2009          $10,901             $ 9,240          $ 9,433              $12,561                 $10,959
12/31/2009          $11,148             $ 9,418          $ 9,570              $12,365                 $10,959


                               10 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    12/31/09
-------                    --------
1-Year                      +28.32%
3-Year                       +1.47%
Since Inception (8/1/06)     +3.73%

CLASS R (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON
                2015 RETIREMENT                                        BARCLAYS CAPITAL U.S.   PAYDEN & RYGEL 90-DAY
   DATE      TARGET FUND - CLASS R   S&P 500 INDEX   MSCI EAFE INDEX    AGGREGATE BOND INDEX    U.S. TREASURY INDEX
----------   ---------------------   -------------   ---------------   ---------------------   ---------------------
 8/1/2006           $10,000             $10,000          $10,000              $10,000                 $10,000
 8/31/2006          $10,160             $10,238          $10,278              $10,153                 $10,044
 9/30/2006          $10,190             $10,502          $10,296              $10,242                 $10,088
10/31/2006          $10,490             $10,844          $10,697              $10,310                 $10,127
11/30/2006          $10,770             $11,050          $11,020              $10,430                 $10,170
12/31/2006          $10,848             $11,205          $11,366              $10,369                 $10,214
 1/31/2007          $11,001             $11,375          $11,444              $10,365                 $10,256
 2/28/2007          $10,990             $11,152          $11,538              $10,525                 $10,296
 3/31/2007          $11,145             $11,277          $11,838              $10,525                 $10,343
 4/30/2007          $11,449             $11,776          $12,374              $10,582                 $10,387
 5/31/2007          $11,714             $12,187          $12,608              $10,502                 $10,434
 6/30/2007          $11,678             $11,985          $12,627              $10,471                 $10,473
 7/31/2007          $11,493             $11,613          $12,442              $10,558                 $10,513
 8/31/2007          $11,534             $11,787          $12,251              $10,687                 $10,573
 9/30/2007          $12,030             $12,228          $12,909              $10,768                 $10,611
10/31/2007          $12,413             $12,423          $13,417              $10,865                 $10,644
11/30/2007          $11,948             $11,903          $12,980              $11,060                 $10,692
12/31/2007          $11,888             $11,821          $12,688              $11,091                 $10,716
 1/31/2008          $11,279             $11,112          $11,517              $11,278                 $10,771
 2/29/2008          $11,258             $10,751          $11,686              $11,293                 $10,790
 3/31/2008          $11,093             $10,704          $11,569              $11,332                 $10,815
 4/30/2008          $11,503             $11,226          $12,211              $11,308                 $10,826
 5/31/2008          $11,714             $11,371          $12,354              $11,225                 $10,832
 6/30/2008          $11,098             $10,412          $11,346              $11,216                 $10,848
 7/31/2008          $10,958             $10,325          $10,982              $11,207                 $10,869
 8/31/2008          $10,980             $10,474          $10,540              $11,314                 $10,884
 9/30/2008          $10,163             $ 9,541          $ 9,020              $11,162                 $10,914
10/31/2008          $ 8,884             $ 7,939          $ 7,200              $10,898                 $10,931
11/30/2008          $ 8,551             $ 7,369          $ 6,814              $11,253                 $10,943
12/31/2008          $ 8,833             $ 7,447          $ 7,225              $11,673                 $10,941
 1/31/2009          $ 8,528             $ 6,820          $ 6,517              $11,570                 $10,940
 2/28/2009          $ 8,082             $ 6,094          $ 5,851              $11,526                 $10,941
 3/31/2009          $ 8,574             $ 6,627          $ 6,224              $11,686                 $10,945
 4/30/2009          $ 9,231             $ 7,262          $ 7,031              $11,742                 $10,948
 5/31/2009          $ 9,702             $ 7,668          $ 7,876              $11,827                 $10,949
 6/30/2009          $ 9,686             $ 7,683          $ 7,833              $11,895                 $10,950
 7/31/2009          $10,260             $ 8,264          $ 8,549              $12,087                 $10,952
 8/31/2009          $10,437             $ 8,562          $ 9,015              $12,212                 $10,954
 9/30/2009          $10,896             $ 8,882          $ 9,362              $12,340                 $10,955
10/31/2009          $10,763             $ 8,717          $ 9,246              $12,401                 $10,958
11/30/2009          $11,085             $ 9,240          $ 9,433              $12,561                 $10,959
12/31/2009          $11,334             $ 9,418          $ 9,570              $12,365                 $10,959

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS              12/31/09
-------------              --------
1-Year                      +28.94%
3-Year                       +1.97%
Since Inception (8/1/06)     +4.26%

ADVISOR CLASS (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

                  FRANKLIN TEMPLETON
                   2015 RETIREMENT                         MSCI EAFE   BARCLAYS CAPITAL U.S.   PAYDEN & RYGEL 90-DAY
   DATE      TARGET FUND - ADVISOR CLASS   S&P 500 INDEX     INDEX      AGGREGATE BOND INDEX    U.S. TREASURY INDEX
----------   ---------------------------   -------------   ---------   ---------------------   ---------------------
  8/1/2006             $10,000                $10,000       $10,000           $10,000                 $10,000
 8/31/2006             $10,160                $10,238       $10,278           $10,153                 $10,044
 9/30/2006             $10,200                $10,502       $10,296           $10,242                 $10,088
10/31/2006             $10,500                $10,844       $10,697           $10,310                 $10,127
11/30/2006             $10,790                $11,050       $11,020           $10,430                 $10,170
12/31/2006             $10,875                $11,205       $11,366           $10,369                 $10,214
 1/31/2007             $11,028                $11,375       $11,444           $10,365                 $10,256
 2/28/2007             $11,028                $11,152       $11,538           $10,525                 $10,296
 3/31/2007             $11,182                $11,277       $11,838           $10,525                 $10,343
 4/30/2007             $11,487                $11,776       $12,374           $10,582                 $10,387
 5/31/2007             $11,762                $12,187       $12,608           $10,502                 $10,434
 6/30/2007             $11,731                $11,985       $12,627           $10,471                 $10,473
 7/31/2007             $11,545                $11,613       $12,442           $10,558                 $10,513
 8/31/2007             $11,597                $11,787       $12,251           $10,687                 $10,573
 9/30/2007             $12,105                $12,228       $12,909           $10,768                 $10,611
10/31/2007             $12,499                $12,423       $13,417           $10,865                 $10,644
11/30/2007             $12,043                $11,903       $12,980           $11,060                 $10,692
12/31/2007             $11,986                $11,821       $12,688           $11,091                 $10,716
 1/31/2008             $11,374                $11,112       $11,517           $11,278                 $10,771
 2/29/2008             $11,353                $10,751       $11,686           $11,293                 $10,790
 3/31/2008             $11,196                $10,704       $11,569           $11,332                 $10,815
 4/30/2008             $11,608                $11,226       $12,211           $11,308                 $10,826
 5/31/2008             $11,830                $11,371       $12,354           $11,225                 $10,832
 6/30/2008             $11,208                $10,412       $11,346           $11,216                 $10,848
 7/31/2008             $11,068                $10,325       $10,982           $11,207                 $10,869
 8/31/2008             $11,101                $10,474       $10,540           $11,314                 $10,884
 9/30/2008             $10,282                $ 9,541       $ 9,020           $11,162                 $10,914
10/31/2008             $ 8,994                $ 7,939       $ 7,200           $10,898                 $10,931
11/30/2008             $ 8,648                $ 7,369       $ 6,814           $11,253                 $10,943
12/31/2008             $ 8,943                $ 7,447       $ 7,225           $11,673                 $10,941
 1/31/2009             $ 8,646                $ 6,820       $ 6,517           $11,570                 $10,940
 2/28/2009             $ 8,197                $ 6,094       $ 5,851           $11,526                 $10,941
 3/31/2009             $ 8,703                $ 6,627       $ 6,224           $11,686                 $10,945
 4/30/2009             $ 9,367                $ 7,262       $ 7,031           $11,742                 $10,948
 5/31/2009             $ 9,842                $ 7,668       $ 7,876           $11,827                 $10,949
 6/30/2009             $ 9,838                $ 7,683       $ 7,833           $11,895                 $10,950
 7/31/2009             $10,429                $ 8,264       $ 8,549           $12,087                 $10,952
 8/31/2009             $10,608                $ 8,562       $ 9,015           $12,212                 $10,954
 9/30/2009             $11,084                $ 8,882       $ 9,362           $12,340                 $10,955
10/31/2009             $10,949                $ 8,717       $ 9,246           $12,401                 $10,958
11/30/2009             $11,274                $ 9,240       $ 9,433           $12,561                 $10,959
12/31/2009             $11,531                $ 9,418       $ 9,570           $12,365                 $10,959


                               Annual Report | 11

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Source: (C) 2009 Morningstar. See page 6 for descriptions of the S&P 500, the MSCI EAFE Index, the BC U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


                               12 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID     EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
                                     7/1/09         12/31/09     7/1/09-12/31/09   7/1/09-12/31/09
                                 -------------   -------------   ---------------   ---------------
CLASS A
Actual                               $1,000        $1,285.00          $2.59             $7.31
Hypothetical
   (5% return before expenses)       $1,000        $1,022.94          $2.29             $6.46
CLASS C
Actual                               $1,000        $1,277.50          $6.60             $11.31
Hypothetical
   (5% return before expenses)       $1,000        $1,019.41          $5.85             $10.01
CLASS R
Actual                               $1,000        $1,283.20          $3.74             $8.46
Hypothetical
   (5% return before expenses)       $1,000        $1,021.93          $3.31             $7.48
ADVISOR CLASS
Actual                               $1,000        $1,289.40          $0.87             $5.60
Hypothetical
   (5% return before expenses)       $1,000        $1,024.45          $0.77             $4.94

----------
* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor:
     0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.27%; C: 1.97%; R: 1.47%; and Advisor:
     0.97%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                               14 | Annual Report

Franklin Templeton
2025 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2025 approaches.

ASSET ALLOCATION*
Franklin Templeton 2025 Retirement Target Fund
Based on Total Net Assets as of 12/31/09

Domestic Equity            55.5%
Foreign Equity             24.7%
Domestic Fixed Income       9.3%
Foreign Fixed Income        5.6%
Short-Term Investments &
   Other Net Assets         4.9%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This annual report for Franklin Templeton 2025 Retirement Target Fund covers the fiscal year ended December 31, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton 2025 Retirement Target Fund - Class A delivered a +31.34% cumulative total return for the 12 months ended December 31, 2009. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 54.


                               Annual Report | 15
fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of + 26.46%, +32.46%, +5.93%and +0.17%, respectively, during the same time.(1) You can find other performance data in the Performance Summary beginning on page 18.

TOP 10 FUND HOLDINGS
Franklin Templeton
2025 Retirement Target Fund
12/31/09

                                      % OF TOTAL
                                      NET ASSETS
                                      ----------
Franklin Flex Cap Growth Fund
- Advisor Class                          20.3%
Mutual Shares Fund - Class Z             13.7%
Mutual European Fund - Class Z            8.9%
Franklin Growth Opportunities Fund
- Advisor Class                           8.4%
Templeton Foreign Fund
- Advisor Class                           7.4%
Franklin U.S. Government Securities
Fund - Advisor Class                      5.2%
Templeton Global Bond Fund
- Advisor Class                           5.0%
Franklin Gold and Precious Metals
Fund - Advisor Class                      4.3%
Franklin Total Return Fund
- Advisor Class                           4.1%
Templeton China World Fund
- Advisor Class                           4.0%

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund's risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.


                               16 | Annual Report

At period-end, Franklin Templeton 2025 Retirement Target Fund's domestic equity exposure was 69.2% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, at 20.3% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.4% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund - Advisor Class was our largest fixed income fund weighting at 5.2% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund -Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, trailed the MSCI EAFE Index; however, Templeton Foreign Fund - Advisor Class outperformed. On the fixed income side, Templeton Global Bond Fund
- Advisor Class outperformed the BC U.S. Aggregate Index while Franklin U.S. Government Securities Fund - Advisor Class underperformed.

Thank you for your continued participation in Franklin Templeton 2025 Retirement Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2025 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                               Annual Report | 17

Performance Summary as of 12/31/09

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FTRTX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$2.07     $9.54      $7.47
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1439
Long-Term Capital Gain            $0.1001
   TOTAL                          $0.2440

CLASS C (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$2.02     $9.45      $7.43
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0979
Long-Term Capital Gain            $0.1001
   TOTAL                          $0.1980

CLASS R (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$2.06     $9.53      $7.47
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1313
Long-Term Capital Gain            $0.1001
   TOTAL                          $0.2314

ADVISOR CLASS (SYMBOL: N/A)                 CHANGE   12/31/09   12/31/08
---------------------------                 ------   --------   --------
Net Asset Value (NAV)                       +$2.07     $9.55      $7.48
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1663
Long-Term Capital Gain            $0.1001
   TOTAL                          $0.2664


                               18 | Annual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +31.34%   -1.22%          +8.08%
Average Annual Total Return(3)                  +23.72%   -2.36%          +0.54%
Value of $10,000 Investment(4)                 $12,372   $9,308         $10,186
   Total Annual Operating Expenses(5)
      Without Waiver                    2.32%
      With Waiver                       1.26%

CLASS C                                         1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +30.18%   -3.36%          +5.53%
Average Annual Total Return(3)                  +29.18%   -1.13%          +1.59%
Value of $10,000 Investment(4)                 $12,918   $9,664         $10,553
   Total Annual Operating Expenses(5)
      Without Waiver                    3.02%
      With Waiver                       1.96%

CLASS R                                         1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +31.03%   -1.75%          +7.40%
Average Annual Total Return(3)                  +31.03%   -0.59%          +2.11%
Value of $10,000 Investment(4)                 $13,103   $9,825         $10,740
   Total Annual Operating Expenses(5)
      Without Waiver                    2.52%
      With Waiver                       1.46%

ADVISOR CLASS                                   1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------------                                  -------   ------   ------------------
Cumulative Total Return(2)                      +31.61%   -0.41%          +9.13%
Average Annual Total Return(3)                  +31.61%   -0.14%          +2.59%
Value of $10,000 Investment(4)                 $13,161   $9,959         $10,913
   Total Annual Operating Expenses(5)
      Without Waiver                    2.02%
      With Waiver                       0.96%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.15% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                               Annual Report | 19

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                    12/31/09
-------                    --------
1-Year                      +23.72%
3-Year                       -2.36%
Since Inception (8/1/06)     +0.54%

CLASS A (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

                                                                                         P&R 90-DAY
               FRANKLIN TEMPLETON                                          BARCLAYS         U.S.
                2025 RETIREMENT                                          CAPITAL U.S.     TREASURY
   DATE      TARGET FUND - CLASS A   S&P 500 INDEX   MSCI EAFE INDEX   AGGREGATE INDEX      INDEX
----------   ---------------------   -------------   ---------------   ---------------   ----------
 8/1/2006           $ 9,425             $10,000          $10,000           $10,000        $10,000
 8/31/2006          $ 9,595             $10,238          $10,278           $10,153        $10,044
 9/30/2006          $ 9,614             $10,502          $10,296           $10,242        $10,088
10/31/2006          $ 9,934             $10,844          $10,697           $10,310        $10,127
11/30/2006          $10,226             $11,050          $11,020           $10,430        $10,170
12/31/2006          $10,312             $11,205          $11,366           $10,369        $10,214
 1/31/2007          $10,494             $11,375          $11,444           $10,365        $10,256
 2/28/2007          $10,475             $11,152          $11,538           $10,525        $10,296
 3/31/2007          $10,572             $11,277          $11,838           $10,525        $10,343
 4/30/2007          $10,898             $11,776          $12,374           $10,582        $10,387
 5/31/2007          $11,204             $12,187          $12,608           $10,502        $10,434
 6/30/2007          $11,170             $11,985          $12,627           $10,471        $10,473
 7/31/2007          $10,956             $11,613          $12,442           $10,558        $10,513
 8/31/2007          $11,024             $11,787          $12,251           $10,687        $10,573
 9/30/2007          $11,555             $12,228          $12,909           $10,768        $10,611
10/31/2007          $11,964             $12,423          $13,417           $10,865        $10,644
11/30/2007          $11,428             $11,903          $12,980           $11,060        $10,692
12/31/2007          $11,363             $11,821          $12,688           $11,091        $10,716
 1/31/2008          $10,619             $11,112          $11,517           $11,278        $10,771
 2/29/2008          $10,569             $10,751          $11,686           $11,293        $10,790
 3/31/2008          $10,361             $10,704          $11,569           $11,332        $10,815
 4/30/2008          $10,848             $11,226          $12,211           $11,308        $10,826
 5/31/2008          $11,116             $11,371          $12,354           $11,225        $10,832
 6/30/2008          $10,402             $10,412          $11,346           $11,216        $10,848
 7/31/2008          $10,238             $10,325          $10,982           $11,207        $10,869
 8/31/2008          1$0,259             $10,474          $10,540           $11,314        $10,884
 9/30/2008          $ 9,341             $ 9,541          $ 9,020           $11,162        $10,914
10/31/2008          $ 7,873             $ 7,939          $ 7,200           $10,898        $10,931
11/30/2008          $ 7,495             $ 7,369          $ 6,814           $11,253        $10,943
12/31/2008          $ 7,756             $ 7,447          $ 7,225           $11,673        $10,941
 1/31/2009          $ 7,434             $ 6,820          $ 6,517           $11,570        $10,940
 2/28/2009          $ 6,998             $ 6,094          $ 5,851           $11,526        $10,941
 3/31/2009          $ 7,437             $ 6,627          $ 6,224           $11,686        $10,945
 4/30/2009          $ 8,072             $ 7,262          $ 7,031           $11,742        $10,948
 5/31/2009          $ 8,540             $ 7,668          $ 7,876           $11,827        $10,949
 6/30/2009          $ 8,519             $ 7,683          $ 7,833           $11,895        $10,950
 7/31/2009          $ 9,088             $ 8,264          $ 8,549           $12,087        $10,952
 8/31/2009          $ 9,267             $ 8,562          $ 9,015           $12,212        $10,954
 9/30/2009          $ 9,737             $ 8,882          $ 9,362           $12,340        $10,955
10/31/2009          $ 9,567             $ 8,717          $ 9,246           $12,401        $10,958
11/30/2009          $ 9,917             $ 9,240          $ 9,433           $12,561        $10,959
12/31/2009          $10,186             $ 9,418          $ 9,570           $12,365        $10,959

AVERAGE ANNUAL TOTAL RETURN

CLASS C                    12/31/09
-------                    --------
1-Year                      +29.18%
3-Year                       -1.13%
Since Inception (8/1/06)     +1.59%

CLASS C (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON
                2025 RETIREMENT                                           BARCLAYS CAPITAL    P&R 90-DAY U.S.
   DATE      TARGET FUND - CLASS C   S&P 500 INDEX   MSCI EAFE INDEX   U.S. AGGREGATE INDEX    TREASURY INDEX
----------   ---------------------   -------------   ---------------   --------------------   ---------------
 8/1/2006           $10,000             $10,000          $10,000              $10,000              $10,000
 8/31/2006          $10,170             $10,238          $10,278              $10,153              $10,044
 9/30/2006          $10,190             $10,502          $10,296              $10,242              $10,088
10/31/2006          $10,530             $10,844          $10,697              $10,310              $10,127
11/30/2006          $10,830             $11,050          $11,020              $10,430              $10,170
12/31/2006          $10,920             $11,205          $11,366              $10,369              $10,214
 1/31/2007          $11,102             $11,375          $11,444              $10,365              $10,256
 2/28/2007          $11,082             $11,152          $11,538              $10,525              $10,296
 3/31/2007          $11,175             $11,277          $11,838              $10,525              $10,343
 4/30/2007          $11,510             $11,776          $12,374              $10,582              $10,387
 5/31/2007          $11,834             $12,187          $12,608              $10,502              $10,434
 6/30/2007          $11,790             $11,985          $12,627              $10,471              $10,473
 7/31/2007          $11,553             $11,613          $12,442              $10,558              $10,513
 8/31/2007          $11,625             $11,787          $12,251              $10,687              $10,573
 9/30/2007          $12,174             $12,228          $12,909              $10,768              $10,611
10/31/2007          $12,607             $12,423          $13,417              $10,865              $10,644
11/30/2007          $12,019             $11,903          $12,980              $11,060              $10,692
12/31/2007          $11,950             $11,821          $12,688              $11,091              $10,716
 1/31/2008          $11,153             $11,112          $11,517              $11,278              $10,771
 2/29/2008          $11,101             $10,751          $11,686              $11,293              $10,790
 3/31/2008          $10,880             $10,704          $11,569              $11,332              $10,815
 4/30/2008          $11,384             $11,226          $12,211              $11,308              $10,826
 5/31/2008          $11,656             $11,371          $12,354              $11,225              $10,832
 6/30/2008          $10,902             $10,412          $11,346              $11,216              $10,848
 7/31/2008          $10,719             $10,325          $10,982              $11,207              $10,869
 8/31/2008          $10,740             $10,474          $10,540              $11,314              $10,884
 9/30/2008          $ 9,772             $ 9,541          $ 9,020              $11,162              $10,914
10/31/2008          $ 8,233             $ 7,939          $ 7,200              $10,898              $10,931
11/30/2008          $ 7,835             $ 7,369          $ 6,814              $11,253              $10,943
12/31/2008          $ 8,106             $ 7,447          $ 7,225              $11,673              $10,941
 1/31/2009          $ 7,768             $ 6,820          $ 6,517              $11,570              $10,940
 2/28/2009          $ 7,299             $ 6,094          $ 5,851              $11,526              $10,941
 3/31/2009          $ 7,760             $ 6,627          $ 6,224              $11,686              $10,945
 4/30/2009          $ 8,416             $ 7,262          $ 7,031              $11,742              $10,948
 5/31/2009          $ 8,897             $ 7,668          $ 7,876              $11,827              $10,949
 6/30/2009          $ 8,864             $ 7,683          $ 7,833              $11,895              $10,950
 7/31/2009          $ 9,451             $ 8,264          $ 8,549              $12,087              $10,952
 8/31/2009          $ 9,628             $ 8,562          $ 9,015              $12,212              $10,954
 9/30/2009          $10,098             $ 8,882          $ 9,362              $12,340              $10,955
10/31/2009          $ 9,932             $ 8,717          $ 9,246              $12,401              $10,958
11/30/2009          $10,276             $ 9,240          $ 9,433              $12,561              $10,959
12/31/2009          $10,553             $ 9,418          $ 9,570              $12,365              $10,959


                               20 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    12/31/09
-------                    --------
1-Year                      +31.03%
3-Year                       -0.59%
Since Inception (8/1/06)     +2.11%

CLASS R (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON                                                               P&R 90-DAY
                2025 RETIREMENT                                          BARCLAYS CAPITAL     U.S. TREASURY
   DATE      TARGET FUND - CLASS R   S&P 500 INDEX   MSCI EAFE INDEX   U.S. AGGREGATE INDEX       INDEX
----------   ---------------------   -------------   ---------------   --------------------   -------------
 8/1/2006           $10,000             $10,000          $10,000              $10,000            $10,000
 8/31/2006          $10,180             $10,238          $10,278              $10,153            $10,044
 9/30/2006          $10,200             $10,502          $10,296              $10,242            $10,088
10/31/2006          $10,540             $10,844          $10,697              $10,310            $10,127
11/30/2006          $10,840             $11,050          $11,020              $10,430            $10,170
12/31/2006          $10,931             $11,205          $11,366              $10,369            $10,214
 1/31/2007          $11,124             $11,375          $11,444              $10,365            $10,256
 2/28/2007          $11,103             $11,152          $11,538              $10,525            $10,296
 3/31/2007          $11,207             $11,277          $11,838              $10,525            $10,343
 4/30/2007          $11,552             $11,776          $12,374              $10,582            $10,387
 5/31/2007          $11,877             $12,187          $12,608              $10,502            $10,434
 6/30/2007          $11,838             $11,985          $12,627              $10,471            $10,473
 7/31/2007          $11,601             $11,613          $12,442              $10,558            $10,513
 8/31/2007          $11,683             $11,787          $12,251              $10,687            $10,573
 9/30/2007          $12,241             $12,228          $12,909              $10,768            $10,611
10/31/2007          $12,675             $12,423          $13,417              $10,865            $10,644
11/30/2007          $12,097             $11,903          $12,980              $11,060            $10,692
12/31/2007          $12,036             $11,821          $12,688              $11,091            $10,716
 1/31/2008          $11,236             $11,112          $11,517              $11,278            $10,771
 2/29/2008          $11,184             $10,751          $11,686              $11,293            $10,790
 3/31/2008          $10,960             $10,704          $11,569              $11,332            $10,815
 4/30/2008          $11,476             $11,226          $12,211              $11,308            $10,826
 5/31/2008          $11,750             $11,371          $12,354              $11,225            $10,832
 6/30/2008          $11,003             $10,412          $11,346              $11,216            $10,848
 7/31/2008          $10,819             $10,325          $10,982              $11,207            $10,869
 8/31/2008          $10,841             $10,474          $10,540              $11,314            $10,884
 9/30/2008          $ 9,868             $ 9,541          $ 9,020              $11,162            $10,914
10/31/2008          $ 8,312             $ 7,939          $ 7,200              $10,898            $10,931
11/30/2008          $ 7,923             $ 7,369          $ 6,814              $11,253            $10,943
12/31/2008          $ 8,197             $ 7,447          $ 7,225              $11,673            $10,941
 1/31/2009          $ 7,856             $ 6,820          $ 6,517              $11,570            $10,940
 2/28/2009          $ 7,385             $ 6,094          $ 5,851              $11,526            $10,941
 3/31/2009          $ 7,849             $ 6,627          $ 6,224              $11,686            $10,945
 4/30/2009          $ 8,519             $ 7,262          $ 7,031              $11,742            $10,948
 5/31/2009          $ 9,014             $ 7,668          $ 7,876              $11,827            $10,949
 6/30/2009          $ 8,992             $ 7,683          $ 7,833              $11,895            $10,950
 7/31/2009          $ 9,593             $ 8,264          $ 8,549              $12,087            $10,952
 8/31/2009          $ 9,771             $ 8,562          $ 9,015              $12,212            $10,954
 9/30/2009          $10,258             $ 8,882          $ 9,362              $12,340            $10,955
10/31/2009          $10,091             $ 8,717          $ 9,246              $12,401            $10,958
11/30/2009          $10,449             $ 9,240          $ 9,433              $12,561            $10,959
12/31/2009          $10,740             $ 9,418          $ 9,570              $12,365            $10,959

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS              12/31/09
-------------              --------
1-Year                      +31.61%
3-Year                       -0.14%
Since Inception (8/1/06)     +2.59%

ADVISOR CLASS (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

             FRANKLIN TEMPLETON 2025                                         BARCLAYS       P&R 90-DAY
              RETIREMENT TARGET FUND                                       CAPITAL U.S.    U.S. TREASURY
   DATE          - ADVISOR CLASS       S&P 500 INDEX   MSCI EAFE INDEX   AGGREGATE INDEX       INDEX
----------   -----------------------   -------------   ---------------   ---------------   -------------
 8/1/2006            $10,000              $10,000          $10,000           $10,000          $10,000
 8/31/2006           $10,180              $10,238          $10,278           $10,153          $10,044
 9/30/2006           $10,210              $10,502          $10,296           $10,242          $10,088
10/31/2006           $10,550              $10,844          $10,697           $10,310          $10,127
11/30/2006           $10,860              $11,050          $11,020           $10,430          $10,170
12/31/2006           $10,957              $11,205          $11,366           $10,369          $10,214
 1/31/2007           $11,140              $11,375          $11,444           $10,365          $10,256
 2/28/2007           $11,130              $11,152          $11,538           $10,525          $10,296
 3/31/2007           $11,234              $11,277          $11,838           $10,525          $10,343
 4/30/2007           $11,579              $11,776          $12,374           $10,582          $10,387
 5/31/2007           $11,914              $12,187          $12,608           $10,502          $10,434
 6/30/2007           $11,880              $11,985          $12,627           $10,471          $10,473
 7/31/2007           $11,652              $11,613          $12,442           $10,558          $10,513
 8/31/2007           $11,725              $11,787          $12,251           $10,687          $10,573
 9/30/2007           $12,297              $12,228          $12,909           $10,768          $10,611
10/31/2007           $12,743              $12,423          $13,417           $10,865          $10,644
11/30/2007           $12,163              $11,903          $12,980           $11,060          $10,692
12/31/2007           $12,104              $11,821          $12,688           $11,091          $10,716
 1/31/2008           $11,301              $11,112          $11,517           $11,278          $10,771
 2/29/2008           $11,259              $10,751          $11,686           $11,293          $10,790
 3/31/2008           $11,043              $10,704          $11,569           $11,332          $10,815
 4/30/2008           $11,561              $11,226          $12,211           $11,308          $10,826
 5/31/2008           $11,847              $11,371          $12,354           $11,225          $10,832
 6/30/2008           $11,096              $10,412          $11,346           $11,216          $10,848
 7/31/2008           $10,923              $10,325          $10,982           $11,207          $10,869
 8/31/2008           $10,955              $10,474          $10,540           $11,314          $10,884
 9/30/2008           $ 9,967              $ 9,541          $ 9,020           $11,162          $10,914
10/31/2008           $ 8,404              $ 7,939          $ 7,200           $10,898          $10,931
11/30/2008           $ 8,013              $ 7,369          $ 6,814           $11,253          $10,943
12/31/2008           $ 8,292              $ 7,447          $ 7,225           $11,673          $10,941
 1/31/2009           $ 7,948              $ 6,820          $ 6,517           $11,570          $10,940
 2/28/2009           $ 7,483              $ 6,094          $ 5,851           $11,526          $10,941
 3/31/2009           $ 7,952              $ 6,627          $ 6,224           $11,686          $10,945
 4/30/2009           $ 8,640              $ 7,262          $ 7,031           $11,742          $10,948
 5/31/2009           $ 9,129              $ 7,668          $ 7,876           $11,827          $10,949
 6/30/2009           $ 9,107              $ 7,683          $ 7,833           $11,895          $10,950
 7/31/2009           $ 9,725              $ 8,264          $ 8,549           $12,087          $10,952
 8/31/2009           $ 9,916              $ 8,562          $ 9,015           $12,212          $10,954
 9/30/2009           $10,412              $ 8,882          $ 9,362           $12,340          $10,955
10/31/2009           $10,254              $ 8,717          $ 9,246           $12,401          $10,958
11/30/2009           $10,616              $ 9,240          $ 9,433           $12,561          $10,959
12/31/2009           $10,913              $ 9,418          $ 9,570           $12,365          $10,959


                               Annual Report | 21

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In times of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Source: (C) 2009 Morningstar. See page 16 for descriptions of the S&P 500, the MSCI EAFE Index, the BC U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


                               22 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID     EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
CLASS A                             7/1/09          12/31/09     7/1/09-12/31/09   7/1/09-12/31/09
-------                          -------------   -------------   ---------------   ---------------
Actual                               $1,000         $1,195.70         $2.49             $ 7.25
Hypothetical
   (5% return before expenses)       $1,000         $1,022.94         $2.29             $ 6.67
CLASS C
Actual                               $1,000         $1,190.50         $6.35             $11.10
Hypothetical
   (5% return before expenses)       $1,000         $1,019.41         $5.85             $10.21
CLASS R
Actual                               $1,000         $1,194.30         $3.60             $ 8.35
Hypothetical
   (5% return before expenses)       $1,000         $1,021.93         $3.31             $ 7.68
ADVISOR CLASS
Actual                               $1,000         $1,198.30         $0.83             $ 5.60
Hypothetical
   (5% return before expenses)       $1,000         $1,024.45         $0.77             $ 5.14

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor:
     0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.31%; C: 2.01%; R: 1.51%; and Advisor:
     1.01%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                               24 | Annual Report

Franklin Templeton
2035 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2035 approaches.

ASSET ALLOCATION*

Franklin Templeton
2035 Retirement Target Fund
Based on Total Net Assets as of 12/31/09

                                  (BAR CHART)

Domestic Equity                             66.0%
Foreign Equity                              29.4%
Domestic Fixed Income                        2.3%
Foreign Fixed Income                         1.5%
Short-Term Investments & Other Net Assets    0.8%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

We are pleased to bring you Franklin Templeton 2035 Retirement Target Fund's annual report for the fiscal year ended December 31, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton 2035 Retirement Target Fund - Class A delivered a +35.04% cumulative total return for the 12 months ended December 31, 2009. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +26.46%, +32.46%, +5.93% and +0.17%, respectively, during the same time.(1) You can find other performance data in the Performance Summary beginning on page 28.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 59.


                               Annual Report | 25

TOP 10 FUND HOLDINGS
Franklin Templeton
2035 Retirement Target Fund
12/31/09

                                     % OF TOTAL
                                     NET ASSETS
                                     ----------
Franklin Flex Cap Growth Fund
- Advisor Class                         23.5%
Mutual Shares Fund - Class Z            16.9%
Mutual European Fund - Class Z          10.5%
Franklin Growth Opportunities Fund
- Advisor Class                          9.8%
Templeton Foreign Fund
- Advisor Class                          8.8%
Franklin Gold and Precious Metals
Fund - Advisor Class                     5.4%
Templeton China World Fund
- Advisor Class                          4.8%
Franklin Natural Resources Fund
- Advisor Class                          4.4%
Franklin MicroCap Value Fund
- Advisor Class                          4.2%
Franklin Small Cap Growth Fund
- Advisor Class                          4.2%

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2035 Retirement Target Fund's domestic equity exposure was 69.2% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, at 23.5% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 60.5% of the Fund's total fixed income weighting.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund -Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, trailed the MSCI EAFE Index; however, Templeton Foreign Fund - Advisor Class outperformed.


                               26 | Annual Report

Thank you for your continued participation in Franklin Templeton 2035 Retirement Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey, CFA
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2035 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                               Annual Report | 27

Performance Summary as of 12/31/09

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$2.24     $9.36      $7.12
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1274
Long-Term Capital Gain            $0.0982
   TOTAL                          $0.2256

CLASS C (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$2.19     $9.25      $7.06
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0846
Long-Term Capital Gain            $0.0982
   TOTAL                          $0.1828

CLASS R (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$2.24     $9.37      $7.13
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1136
Long-Term Capital Gain            $0.0982
   TOTAL                          $0.2118

ADVISOR CLASS (SYMBOL: N/A)                 CHANGE   12/31/09   12/31/08
---------------------------                 ------   --------   --------
Net Asset Value (NAV)                       +$2.25     $9.39      $7.14
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1505
Long-Term Capital Gain            $0.0982
   TOTAL                          $0.2487


                               28 | Annual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +35.04%   -3.98%         +6.04%
Average Annual Total Return(3)                  +27.35%   -3.26%         -0.02%
Value of $10,000 Investment(4)                 $12,735   $9,053         $9,994
   Total Annual Operating Expenses(5)
      Without Waiver                    2.99%
      With Waiver                       1.30%

CLASS C                                         1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +34.00%   -6.07%          +3.46%
Average Annual Total Return(3)                  +33.00%   -2.06%          +1.00%
Value of $10,000 Investment(4)                 $13,300   $9,393         $10,346
   Total Annual Operating Expenses(5)
      Without Waiver                    3.69%
      With Waiver                       2.00%

CLASS R                                         1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +34.79%   -4.53%          +5.40%
Average Annual Total Return(3)                  +34.79%   -1.53%          +1.55%
Value of $10,000 Investment(4)                 $13,479   $9,547         $10,540
   Total Annual Operating Expenses(5)
      Without Waiver                    3.19%
      With Waiver                       1.50%

ADVISOR CLASS                                   1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------------                                  -------   ------   ------------------
Cumulative Total Return(2)                      +35.42%   -3.08%          +7.20%
Average Annual Total Return(3)                  +35.42%   -1.04%          +2.06%
Value of $10,000 Investment(4)                 $13,542   $9,692         $10,720
   Total Annual Operating Expenses(5)
      Without Waiver                    2.69%
      With Waiver                       1.00%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.15% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                               Annual Report | 29

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                    12/31/09
-------                    --------
1-Year                      +27.35%
3-Year                       -3.26%
Since Inception (8/1/06)     -0.02%

CLASS A (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON
                2035 RETIREMENT                                        BARCLAYS CAPITAL U.S.   PAYDEN & RYGEL 90-DAY
   DATE      TARGET FUND - CLASS A   S&P 500 INDEX   MSCI EAFE INDEX    AGGREGATE BOND INDEX    U.S. TREASURY INDEX
----------   ---------------------   -------------   ---------------   ---------------------   ---------------------
  8/1/2006          $ 9,425             $10,000          $10,000              $10,000                 $10,000
 8/31/2006          $ 9,614             $10,238          $10,278              $10,153                 $10,044
 9/30/2006          $ 9,632             $10,502          $10,296              $10,242                 $10,088
10/31/2006          $ 9,981             $10,844          $10,697              $10,310                 $10,127
11/30/2006          $10,311             $11,050          $11,020              $10,430                 $10,170
12/31/2006          $10,409             $11,205          $11,366              $10,369                 $10,214
 1/31/2007          $10,610             $11,375          $11,444              $10,365                 $10,256
 2/28/2007          $10,552             $11,152          $11,538              $10,525                 $10,296
 3/31/2007          $10,708             $11,277          $11,838              $10,525                 $10,343
 4/30/2007          $11,062             $11,776          $12,374              $10,582                 $10,387
 5/31/2007          $11,416             $12,187          $12,608              $10,502                 $10,434
 6/30/2007          $11,387             $11,985          $12,627              $10,471                 $10,473
 7/31/2007          $11,094             $11,613          $12,442              $10,558                 $10,513
 8/31/2007          $11,182             $11,787          $12,251              $10,687                 $10,573
 9/30/2007          $11,769             $12,228          $12,909              $10,768                 $10,611
10/31/2007          $12,268             $12,423          $13,417              $10,865                 $10,644
11/30/2007          $11,622             $11,903          $12,980              $11,060                 $10,692
12/31/2007          $11,559             $11,821          $12,688              $11,091                 $10,716
 1/31/2008          $10,654             $11,112          $11,517              $11,278                 $10,771
 2/29/2008          $10,594             $10,751          $11,686              $11,293                 $10,790
 3/31/2008          $10,358             $10,704          $11,569              $11,332                 $10,815
 4/30/2008          $10,915             $11,226          $12,211              $11,308                 $10,826
 5/31/2008          $11,243             $11,371          $12,354              $11,225                 $10,832
 6/30/2008          $10,421             $10,412          $11,346              $11,216                 $10,848
 7/31/2008          $10,216             $10,325          $10,982              $11,207                 $10,869
 8/31/2008          $10,247             $10,474          $10,540              $11,314                 $10,884
 9/30/2008          $ 9,189             $ 9,541          $ 9,020              $11,162                 $10,914
10/31/2008          $ 7,567             $ 7,939          $ 7,200              $10,898                 $10,931
11/30/2008          $ 7,156             $ 7,369          $ 6,814              $11,253                 $10,943
12/31/2008          $ 7,401             $ 7,447          $ 7,225              $11,673                 $10,941
 1/31/2009          $ 7,026             $ 6,820          $ 6,517              $11,570                 $10,940
 2/28/2009          $ 6,569             $ 6,094          $ 5,851              $11,526                 $10,941
 3/31/2009          $ 7,021             $ 6,627          $ 6,224              $11,686                 $10,945
 4/30/2009          $ 7,709             $ 7,262          $ 7,031              $11,742                 $10,948
 5/31/2009          $ 8,219             $ 7,668          $ 7,876              $11,827                 $10,949
 6/30/2009          $ 8,196             $ 7,683          $ 7,833              $11,895                 $10,950
 7/31/2009          $ 8,798             $ 8,264          $ 8,549              $12,087                 $10,952
 8/31/2009          $ 8,998             $ 8,562          $ 9,015              $12,212                 $10,954
 9/30/2009          $ 9,491             $ 8,882          $ 9,362              $12,340                 $10,955
10/31/2009          $ 9,301             $ 8,717          $ 9,246              $12,401                 $10,958
11/30/2009          $ 9,671             $ 9,240          $ 9,433              $12,561                 $10,959
12/31/2009          $ 9,994             $ 9,418          $ 9,570              $12,365                 $10,959

AVERAGE ANNUAL TOTAL RETURN

CLASS C                    12/31/09
-------                    --------
1-Year                      +33.00%
3-Year                       -2.06%
Since Inception (8/1/06)     +1.00%

CLASS C (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON
                2035 RETIREMENT                                        BARCLAYS CAPITAL U.S.   PAYDEN & RYGEL 90-DAY
   DATE      TARGET FUND - CLASS C   S&P 500 INDEX   MSCI EAFE INDEX    AGGREGATE BOND INDEX    U.S. TREASURY INDEX
----------   ---------------------   -------------   ---------------   ---------------------   ---------------------
  8/1/2006          $10,000             $10,000          $10,000              $10,000                 $10,000
 8/31/2006          $10,190             $10,238          $10,278              $10,153                 $10,044
 9/30/2006          $10,210             $10,502          $10,296              $10,242                 $10,088
10/31/2006          $10,580             $10,844          $10,697              $10,310                 $10,127
11/30/2006          $10,910             $11,050          $11,020              $10,430                 $10,170
12/31/2006          $11,014             $11,205          $11,366              $10,369                 $10,214
 1/31/2007          $11,217             $11,375          $11,444              $10,365                 $10,256
 2/28/2007          $11,146             $11,152          $11,538              $10,525                 $10,296
 3/31/2007          $11,311             $11,277          $11,838              $10,525                 $10,343
 4/30/2007          $11,676             $11,776          $12,374              $10,582                 $10,387
 5/31/2007          $12,051             $12,187          $12,608              $10,502                 $10,434
 6/30/2007          $12,000             $11,985          $12,627              $10,471                 $10,473
 7/31/2007          $11,689             $11,613          $12,442              $10,558                 $10,513
 8/31/2007          $11,782             $11,787          $12,251              $10,687                 $10,573
 9/30/2007          $12,394             $12,228          $12,909              $10,768                 $10,611
10/31/2007          $12,903             $12,423          $13,417              $10,865                 $10,644
11/30/2007          $12,208             $11,903          $12,980              $11,060                 $10,692
12/31/2007          $12,129             $11,821          $12,688              $11,091                 $10,716
 1/31/2008          $11,181             $11,112          $11,517              $11,278                 $10,771
 2/29/2008          $11,108             $10,751          $11,686              $11,293                 $10,790
 3/31/2008          $10,847             $10,704          $11,569              $11,332                 $10,815
 4/30/2008          $11,437             $11,226          $12,211              $11,308                 $10,826
 5/31/2008          $11,763             $11,371          $12,354              $11,225                 $10,832
 6/30/2008          $10,903             $10,412          $11,346              $11,216                 $10,848
 7/31/2008          $10,686             $10,325          $10,982              $11,207                 $10,869
 8/31/2008          $10,708             $10,474          $10,540              $11,314                 $10,884
 9/30/2008          $ 9,610             $ 9,541          $ 9,020              $11,162                 $10,914
10/31/2008          $ 7,903             $ 7,939          $ 7,200              $10,898                 $10,931
11/30/2008          $ 7,468             $ 7,369          $ 6,814              $11,253                 $10,943
12/31/2008          $ 7,721             $ 7,447          $ 7,225              $11,673                 $10,941
 1/31/2009          $ 7,327             $ 6,820          $ 6,517              $11,570                 $10,940
 2/28/2009          $ 6,835             $ 6,094          $ 5,851              $11,526                 $10,941
 3/31/2009          $ 7,310             $ 6,627          $ 6,224              $11,686                 $10,945
 4/30/2009          $ 8,023             $ 7,262          $ 7,031              $11,742                 $10,948
 5/31/2009          $ 8,549             $ 7,668          $ 7,876              $11,827                 $10,949
 6/30/2009          $ 8,514             $ 7,683          $ 7,833              $11,895                 $10,950
 7/31/2009          $ 9,147             $ 8,264          $ 8,549              $12,087                 $10,952
 8/31/2009          $ 9,335             $ 8,562          $ 9,015              $12,212                 $10,954
 9/30/2009          $ 9,846             $ 8,882          $ 9,362              $12,340                 $10,955
10/31/2009          $ 9,635             $ 8,717          $ 9,246              $12,401                 $10,958
11/30/2009          $10,024             $ 9,240          $ 9,433              $12,561                 $10,959
12/31/2009          $10,346             $ 9,418          $ 9,570              $12,365                 $10,959


                               30 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    12/31/09
-------                    --------
1-Year                      +34.79%
3-Year                       -1.53%
Since Inception (8/1/06)     +1.55%

CLASS R (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON                                                              PAYDEN & RYGEL
                2035 RETIREMENT                                        BARCLAYS CAPITAL U.S.     90-DAY U.S.
   DATE      TARGET FUND - CLASS R   S&P 500 INDEX   MSCI EAFE INDEX    AGGREGATE BOND INDEX   TREASURY INDEX
----------   ---------------------   -------------   ---------------   ---------------------   --------------
  8/1/2006          $10,000             $10,000          $10,000               $10,000             $10,000
 8/31/2006          $10,190             $10,238          $10,278               $10,153             $10,044
 9/30/2006          $10,220             $10,502          $10,296               $10,242             $10,088
10/31/2006          $10,590             $10,844          $10,697               $10,310             $10,127
11/30/2006          $10,930             $11,050          $11,020               $10,430             $10,170
12/31/2006          $11,040             $11,205          $11,366               $10,369             $10,214
 1/31/2007          $11,253             $11,375          $11,444               $10,365             $10,256
 2/28/2007          $11,182             $11,152          $11,538               $10,525             $10,296
 3/31/2007          $11,337             $11,277          $11,838               $10,525             $10,343
 4/30/2007          $11,712             $11,776          $12,374               $10,582             $10,387
 5/31/2007          $12,098             $12,187          $12,608               $10,502             $10,434
 6/30/2007          $12,057             $11,985          $12,627               $10,471             $10,473
 7/31/2007          $11,746             $11,613          $12,442               $10,558             $10,513
 8/31/2007          $11,839             $11,787          $12,251               $10,687             $10,573
 9/30/2007          $12,462             $12,228          $12,909               $10,768             $10,611
10/31/2007          $12,981             $12,423          $13,417               $10,865             $10,644
11/30/2007          $12,296             $11,903          $12,980               $11,060             $10,692
12/31/2007          $12,227             $11,821          $12,688               $11,091             $10,716
 1/31/2008          $11,278             $11,112          $11,517               $11,278             $10,771
 2/29/2008          $11,204             $10,751          $11,686               $11,293             $10,790
 3/31/2008          $10,953             $10,704          $11,569               $11,332             $10,815
 4/30/2008          $11,544             $11,226          $12,211               $11,308             $10,826
 5/31/2008          $11,882             $11,371          $12,354               $11,225             $10,832
 6/30/2008          $11,010             $10,412          $11,346               $11,216             $10,848
 7/31/2008          $10,803             $10,325          $10,982               $11,207             $10,869
 8/31/2008          $10,825             $10,474          $10,540               $11,314             $10,884
 9/30/2008          $ 9,714             $ 9,541          $ 9,020               $11,162             $10,914
10/31/2008          $ 7,993             $ 7,939          $ 7,200               $10,898             $10,931
11/30/2008          $ 7,558             $ 7,369          $ 6,814               $11,253             $10,943
12/31/2008          $ 7,819             $ 7,447          $ 7,225               $11,673             $10,941
 1/31/2009          $ 7,424             $ 6,820          $ 6,517               $11,570             $10,940
 2/28/2009          $ 6,931             $ 6,094          $ 5,851               $11,526             $10,941
 3/31/2009          $ 7,408             $ 6,627          $ 6,224               $11,686             $10,945
 4/30/2009          $ 8,144             $ 7,262          $ 7,031               $11,742             $10,948
 5/31/2009          $ 8,683             $ 7,668          $ 7,876               $11,827             $10,949
 6/30/2009          $ 8,648             $ 7,683          $ 7,833               $11,895             $10,950
 7/31/2009          $ 9,282             $ 8,264          $ 8,549               $12,087             $10,952
 8/31/2009          $ 9,494             $ 8,562          $ 9,015               $12,212             $10,954
 9/30/2009          $10,004             $ 8,882          $ 9,362               $12,340             $10,955
10/31/2009          $ 9,803             $ 8,717          $ 9,246               $12,401             $10,958
11/30/2009          $10,205             $ 9,240          $ 9,433               $12,561             $10,959
12/31/2009          $10,540             $ 9,418          $ 9,570               $12,365             $10,959

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS              12/31/09
-------------              --------
1-Year                      +35.42%
3-Year                       -1.04%
Since Inception (8/1/06)     +2.06%

ADVISOR CLASS (8/1/06-12/31/09)

                              (PERFORMANCE GRAPH)

                  FRANKLIN TEMPLETON                                         BARCLAYS CAPITAL
                   2035 RETIREMENT                                            U.S. AGGREGATE    PAYDEN & RYGEL 90-DAY
   DATE      TARGET FUND - ADVISOR CLASS   S&P 500 INDEX   MSCI EAFE INDEX      BOND INDEX       U.S. TREASURY INDEX
----------   ---------------------------   -------------   ---------------   ----------------   ---------------------
  8/1/2006             $10,000                $10,000          $10,000            $10,000              $10,000
 8/31/2006             $10,200                $10,238          $10,278            $10,153              $10,044
 9/30/2006             $10,230                $10,502          $10,296            $10,242              $10,088
10/31/2006             $10,610                $10,844          $10,697            $10,310              $10,127
11/30/2006             $10,950                $11,050          $11,020            $10,430              $10,170
12/31/2006             $11,060                $11,205          $11,366            $10,369              $10,214
 1/31/2007             $11,284                $11,375          $11,444            $10,365              $10,256
 2/28/2007             $11,213                $11,152          $11,538            $10,525              $10,296
 3/31/2007             $11,388                $11,277          $11,838            $10,525              $10,343
 4/30/2007             $11,764                $11,776          $12,374            $10,582              $10,387
 5/31/2007             $12,150                $12,187          $12,608            $10,502              $10,434
 6/30/2007             $12,120                $11,985          $12,627            $10,471              $10,473
 7/31/2007             $11,808                $11,613          $12,442            $10,558              $10,513
 8/31/2007             $11,912                $11,787          $12,251            $10,687              $10,573
 9/30/2007             $12,535                $12,228          $12,909            $10,768              $10,611
10/31/2007             $13,065                $12,423          $13,417            $10,865              $10,644
11/30/2007             $12,390                $11,903          $12,980            $11,060              $10,692
12/31/2007             $12,314                $11,821          $12,688            $11,091              $10,716
 1/31/2008             $11,362                $11,112          $11,517            $11,278              $10,771
 2/29/2008             $11,299                $10,751          $11,686            $11,293              $10,790
 3/31/2008             $11,047                $10,704          $11,569            $11,332              $10,815
 4/30/2008             $11,650                $11,226          $12,211            $11,308              $10,826
 5/31/2008             $11,989                $11,371          $12,354            $11,225              $10,832
 6/30/2008             $11,125                $10,412          $11,346            $11,216              $10,848
 7/31/2008             $10,907                $10,325          $10,982            $11,207              $10,869
 8/31/2008             $10,940                $10,474          $10,540            $11,314              $10,884
 9/30/2008             $ 9,826                $ 9,541          $ 9,020            $11,162              $10,914
10/31/2008             $ 8,090                $ 7,939          $ 7,200            $10,898              $10,931
11/30/2008             $ 7,653                $ 7,369          $ 6,814            $11,253              $10,943
12/31/2008             $ 7,916                $ 7,447          $ 7,225            $11,673              $10,941
 1/31/2009             $ 7,517                $ 6,820          $ 6,517            $11,570              $10,940
 2/28/2009             $ 7,029                $ 6,094          $ 5,851            $11,526              $10,941
 3/31/2009             $ 7,511                $ 6,627          $ 6,224            $11,686              $10,945
 4/30/2009             $ 8,255                $ 7,262          $ 7,031            $11,742              $10,948
 5/31/2009             $ 8,800                $ 7,668          $ 7,876            $11,827              $10,949
 6/30/2009             $ 8,775                $ 7,683          $ 7,833            $11,895              $10,950
 7/31/2009             $ 9,428                $ 8,264          $ 8,549            $12,087              $10,952
 8/31/2009             $ 9,642                $ 8,562          $ 9,015            $12,212              $10,954
 9/30/2009             $10,174                $ 8,882          $ 9,362            $12,340              $10,955
10/31/2009             $ 9,971                $ 8,717          $ 9,246            $12,401              $10,958
11/30/2009             $10,378                $ 9,240          $ 9,433            $12,561              $10,959
12/31/2009             $10,720                $ 9,418          $ 9,570            $12,365              $10,959


                               Annual Report | 31

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Source: (C) 2009 Morningstar. See page 25 for descriptions of the S&P 500, the MSCI EAFE Index, the BC U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


                               32 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 33

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID     EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
CLASS A                              7/1/09         12/31/09     7/1/09-12/31/09   7/1/09-12/31/09
-------                          -------------   -------------   ---------------   ---------------
Actual                               $1,000        $1,219.30          $2.52             $ 7.66
Hypothetical
   (5% return before expenses)       $1,000        $1,022.94          $2.29             $ 6.97
CLASS C
Actual                               $1,000        $1,215.10          $6.42             $11.56
Hypothetical
   (5% return before expenses)       $1,000        $1,019.41          $5.85             $10.51
CLASS R
Actual                               $1,000        $1,218.80          $3.64             $ 8.78
Hypothetical
   (5% return before expenses)       $1,000        $1,021.93          $3.31             $ 7.98
ADVISOR CLASS
Actual                               $1,000        $1,221.60          $0.84             $ 5.99
Hypothetical
   (5% return before expenses)       $1,000        $1,024.45          $0.77             $ 5.45

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor:
     0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.37%; C: 2.07%; R: 1.57%; and Advisor:
     1.07%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                               34 | Annual Report

Franklin Templeton
2045 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2045 approaches.

ASSET ALLOCATION*
Franklin Templeton 2045 Retirement Target Fund
Based on Total Net Assets as of 12/31/09

                                  (PIE CHART)

Domestic Equity ...........   67.7%
Foreign Equity ............   30.6%
Short-Term Investments &
   Other Net Assets .......    1.7%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

We are pleased to bring you Franklin Templeton 2045 Retirement Target Fund's annual report for the fiscal year ended December 31, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton 2045 Retirement Target Fund - Class A delivered a +36.53% cumulative total return for the 12 months ended December 31, 2009. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 64.


                               Annual Report | 35

East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +26.46%, +32.46%, +5.93% and +0.17%, respectively, during the same time.(1) You can find other performance data in the Performance Summary beginning on page 38.

TOP 10 FUND HOLDINGS
Franklin Templeton
2045 Retirement Target Fund
12/31/09

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
Franklin Flex Cap Growth Fund
- Advisor Class                             24.1%
Mutual Shares Fund - Class Z                16.6%
Mutual European Fund - Class Z              10.9%
Franklin Growth Opportunities Fund
- Advisor Class                             10.4%
Templeton Foreign Fund - Advisor Class       9.0%
Franklin Gold and Precious Metals Fund
- Advisor Class                              5.6%
Templeton China World Fund
- Advisor Class                              5.1%
Franklin Natural Resources Fund
- Advisor Class                              4.7%
Franklin Small Cap Growth Fund
- Advisor Class                              4.4%
Franklin MicroCap Value Fund
- Advisor Class                              4.4%

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.


                               36 | Annual Report

At period-end, Franklin Templeton 2045 Retirement Target Fund's domestic equity exposure was 68.9% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, at 24.1% of the Fund's total net assets, was our largest equity fund weighting at period-end.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, trailed the MSCI EAFE Index; however, Templeton Foreign Fund - Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton 2045 Retirement Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2045 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                               Annual Report | 37

Performance Summary as of 12/31/09

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$2.24     $9.13      $6.89
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0983
Long-Term Capital Gain            $0.1448
   TOTAL                          $0.2431

CLASS C (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$2.20     $9.01      $6.81
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0577
Long-Term Capital Gain            $0.1448
   TOTAL                          $0.2025

CLASS R (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
---------------------                       ------   --------   --------
Net Asset Value (NAV)                       +$2.24     $9.12      $6.88
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0887
Long-Term Capital Gain            $0.1448
   TOTAL                          $0.2335

ADVISOR CLASS (SYMBOL: N/A)                 CHANGE   12/31/09   12/31/08
---------------------------                 ------   --------   --------
Net Asset Value (NAV)                       +$2.27     $9.16      $6.89
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1186
Long-Term Capital Gain            $0.1448
   TOTAL                          $0.2634


                               38 | Annual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +36.53%   -4.95%         +5.09%
Average Annual Total Return(3)                  +28.69%   -3.59%         -0.28%
Value of $10,000 Investment(4)                 $12,869   $8,962         $9,905
   Total Annual Operating Expenses(5)
      Without Waiver                    3.99%
      With Waiver                       1.32%

CLASS C                                         1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +35.77%   -6.91%         +2.68%
Average Annual Total Return(3)                  +34.77%   -2.36%         +0.78%
Value of $10,000 Investment(4)                  $13,477   $9,309        $10,268
   Total Annual Operating Expenses(5)
      Without Waiver                    4.69%
      With Waiver                       2.02%

CLASS R                                         1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +36.45%   -5.44%         +4.44%
Average Annual Total Return(3)                  +36.45%   -1.85%         +1.28%
Value of $10,000 Investment(4)                 $13,645   $9,456        $10,444
   Total Annual Operating Expenses(5)
      Without Waiver                     4.19%
      With Waiver                        1.52%

ADVISOR CLASS                                   1-YEAR   3-YEAR   INCEPTION (8/1/06)
-------------                                  -------   ------   ------------------
Cumulative Total Return(2)                      +37.27%   -4.04%         +6.24%
Average Annual Total Return(3)                  +37.27%   -1.37%         +1.79%
Value of $10,000 Investment(4)                 $13,727   $9,596        $10,624
   Total Annual Operating Expenses(5)
     Without Waiver                      3.69%
     With Waiver                         1.02%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.15% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZA-TIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                               Annual Report | 39

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                    12/31/09
-------                    --------
1-Year                      +28.69%
3-Year                       -3.59%
Since Inception (8/1/06)     -0.28%

CLASS A (8/1/06-12/31/09)

                               (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON                                                              PAYDEN & RYGEL
                2045 RETIREMENT                                        BARCLAYS CAPITAL U.S.     90-DAY U.S.
   DATE      TARGET FUND - CLASS A   S&P 500 INDEX   MSCI EAFE INDEX    AGGREGATE BOND INDEX   TREASURY INDEX
----------   ---------------------   -------------   ---------------   ---------------------   --------------
  8/1/2006          $ 9,425             $10,000          $10,000              $10,000              $10,000
 8/31/2006          $ 9,614             $10,238          $10,278              $10,153              $10,044
 9/30/2006          $ 9,632             $10,502          $10,296              $10,242              $10,088
10/31/2006          $ 9,991             $10,844          $10,697              $10,310              $10,127
11/30/2006          $10,311             $11,050          $11,020              $10,430              $10,170
12/31/2006          $10,420             $11,205          $11,366              $10,369              $10,214
 1/31/2007          $10,621             $11,375          $11,444              $10,365              $10,256
 2/28/2007          $10,563             $11,152          $11,538              $10,525              $10,296
 3/31/2007          $10,738             $11,277          $11,838              $10,525              $10,343
 4/30/2007          $11,093             $11,776          $12,374              $10,582              $10,387
 5/31/2007          $11,456             $12,187          $12,608              $10,502              $10,434
 6/30/2007          $11,432             $11,985          $12,627              $10,471              $10,473
 7/31/2007          $11,137             $11,613          $12,442              $10,558              $10,513
 8/31/2007          $11,245             $11,787          $12,251              $10,687              $10,573
 9/30/2007          $11,846             $12,228          $12,909              $10,768              $10,611
10/31/2007          $12,338             $12,423          $13,417              $10,865              $10,644
11/30/2007          $11,668             $11,903          $12,980              $11,060              $10,692
12/31/2007          $11,600             $11,821          $12,688              $11,091              $10,716
 1/31/2008          $10,667             $11,112          $11,517              $11,278              $10,771
 2/29/2008          $10,617             $10,751          $11,686              $11,293              $10,790
 3/31/2008          $10,380             $10,704          $11,569              $11,332              $10,815
 4/30/2008          $10,961             $11,226          $12,211              $11,308              $10,826
 5/31/2008          $11,302             $11,371          $12,354              $11,225              $10,832
 6/30/2008          $10,451             $10,412          $11,346              $11,216              $10,848
 7/31/2008          $10,233             $10,325          $10,982              $11,207              $10,869
 8/31/2008          $10,264             $10,474          $10,540              $11,314              $10,884
 9/30/2008          $ 9,163             $ 9,541          $ 9,020              $11,162              $10,914
10/31/2008          $ 7,470             $ 7,939          $ 7,200              $10,898              $10,931
11/30/2008          $ 7,012             $ 7,369          $ 6,814              $11,253              $10,943
12/31/2008          $ 7,254             $ 7,447          $ 7,225              $11,673              $10,941
 1/31/2009          $ 6,865             $ 6,820          $ 6,517              $11,570              $10,940
 2/28/2009          $ 6,391             $ 6,094          $ 5,851              $11,526              $10,941
 3/31/2009          $ 6,836             $ 6,627          $ 6,224              $11,686              $10,945
 4/30/2009          $ 7,542             $ 7,262          $ 7,031              $11,742              $10,948
 5/31/2009          $ 8,079             $ 7,668          $ 7,876              $11,827              $10,949
 6/30/2009          $ 8,052             $ 7,683          $ 7,833              $11,895              $10,950
 7/31/2009          $ 8,675             $ 8,264          $ 8,549              $12,087              $10,952
 8/31/2009          $ 8,868             $ 8,562          $ 9,015              $12,212              $10,954
 9/30/2009          $ 9,384             $ 8,882          $ 9,362              $12,340              $10,955
10/31/2009          $ 9,190             $ 8,717          $ 9,246              $12,401              $10,958
11/30/2009          $ 9,566             $ 9,240          $ 9,433              $12,561              $10,959
12/31/2009          $ 9,905             $ 9,418          $ 9,570              $12,365              $10,959

AVERAGE ANNUAL TOTAL RETURN

CLASS C                    12/31/09
-------                    --------
1-Year                      +34.77%
3-Year                       -2.36%
Since Inception (8/1/06)     +0.78%

CLASS C (8/1/06-12/31/09)

                               (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON                                                              PAYDEN & RYGEL
                2045 RETIREMENT                                        BARCLAYS CAPITAL U.S.     90-DAY U.S.
   DATE      TARGET FUND - CLASS C   S&P 500 INDEX   MSCI EAFE INDEX    AGGREGATE BOND INDEX   TREASURY INDEX
----------   ---------------------   -------------   ---------------   ---------------------   --------------
  8/1/2006          $10,000             $10,000          $10,000              $10,000              $10,000
 8/31/2006          $10,190             $10,238          $10,278              $10,153              $10,044
 9/30/2006          $10,210             $10,502          $10,296              $10,242              $10,088
10/31/2006          $10,590             $10,844          $10,697              $10,310              $10,127
11/30/2006          $10,920             $11,050          $11,020              $10,430              $10,170
12/31/2006          $11,030             $11,205          $11,366              $10,369              $10,214
 1/31/2007          $11,243             $11,375          $11,444              $10,365              $10,256
 2/28/2007          $11,172             $11,152          $11,538              $10,525              $10,296
 3/31/2007          $11,347             $11,277          $11,838              $10,525              $10,343
 4/30/2007          $11,723             $11,776          $12,374              $10,582              $10,387
 5/31/2007          $12,098             $12,187          $12,608              $10,502              $10,434
 6/30/2007          $12,062             $11,985          $12,627              $10,471              $10,473
 7/31/2007          $11,749             $11,613          $12,442              $10,558              $10,513
 8/31/2007          $11,843             $11,787          $12,251              $10,687              $10,573
 9/30/2007          $12,470             $12,228          $12,909              $10,768              $10,611
10/31/2007          $12,992             $12,423          $13,417              $10,865              $10,644
11/30/2007          $12,271             $11,903          $12,980              $11,060              $10,692
12/31/2007          $12,188             $11,821          $12,688              $11,091              $10,716
 1/31/2008          $11,211             $11,112          $11,517              $11,278              $10,771
 2/29/2008          $11,137             $10,751          $11,686              $11,293              $10,790
 3/31/2008          $10,886             $10,704          $11,569              $11,332              $10,815
 4/30/2008          $11,502             $11,226          $12,211              $11,308              $10,826
 5/31/2008          $11,841             $11,371          $12,354              $11,225              $10,832
 6/30/2008          $10,951             $10,412          $11,346              $11,216              $10,848
 7/31/2008          $10,719             $10,325          $10,982              $11,207              $10,869
 8/31/2008          $10,741             $10,474          $10,540              $11,314              $10,884
 9/30/2008          $ 9,575             $ 9,541          $ 9,020              $11,162              $10,914
10/31/2008          $ 7,803             $ 7,939          $ 7,200              $10,898              $10,931
11/30/2008          $ 7,319             $ 7,369          $ 6,814              $11,253              $10,943
12/31/2008          $ 7,562             $ 7,447          $ 7,225              $11,673              $10,941
 1/31/2009          $ 7,151             $ 6,820          $ 6,517              $11,570              $10,940
 2/28/2009          $ 6,663             $ 6,094          $ 5,851              $11,526              $10,941
 3/31/2009          $ 7,121             $ 6,627          $ 6,224              $11,686              $10,945
 4/30/2009          $ 7,854             $ 7,262          $ 7,031              $11,742              $10,948
 5/31/2009          $ 8,399             $ 7,668          $ 7,876              $11,827              $10,949
 6/30/2009          $ 8,371             $ 7,683          $ 7,833              $11,895              $10,950
 7/31/2009          $ 9,016             $ 8,264          $ 8,549              $12,087              $10,952
 8/31/2009          $ 9,209             $ 8,562          $ 9,015              $12,212              $10,954
 9/30/2009          $ 9,741             $ 8,882          $ 9,362              $12,340              $10,955
10/31/2009          $ 9,526             $ 8,717          $ 9,246              $12,401              $10,958
11/30/2009          $ 9,922             $ 9,240          $ 9,433              $12,561              $10,959
12/31/2009          $10,268             $ 9,418          $ 9,570              $12,365              $10,959


                               40 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    12/31/09
-------                    --------
1-Year                      +36.45%
3-Year                       -1.85%
Since Inception (8/1/06)     +1.28%

CLASS R (8/1/06-12/31/09)

                               (PERFORMANCE GRAPH)

               FRANKLIN TEMPLETON                                                              PAYDEN & RYGEL
                2045 RETIREMENT                                        BARCLAYS CAPITAL U.S.     90-DAY U.S.
   DATE      TARGET FUND - CLASS R   S&P 500 INDEX   MSCI EAFE INDEX    AGGREGATE BOND INDEX   TREASURY INDEX
----------   ---------------------   -------------   ---------------   ---------------------   --------------
  8/1/2006          $10,000             $10,000          $10,000              $10,000                  $10,000
 8/31/2006          $10,200             $10,238          $10,278              $10,153                  $10,044
 9/30/2006          $10,220             $10,502          $10,296              $10,242                  $10,088
10/31/2006          $10,600             $10,844          $10,697              $10,310                  $10,127
11/30/2006          $10,940             $11,050          $11,020              $10,430                  $10,170
12/31/2006          $11,044             $11,205          $11,366              $10,369                  $10,214
 1/31/2007          $11,268             $11,375          $11,444              $10,365                  $10,256
 2/28/2007          $11,207             $11,152          $11,538              $10,525                  $10,296
 3/31/2007          $11,382             $11,277          $11,838              $10,525                  $10,343
 4/30/2007          $11,758             $11,776          $12,374              $10,582                  $10,387
 5/31/2007          $12,144             $12,187          $12,608              $10,502                  $10,434
 6/30/2007          $12,108             $11,985          $12,627              $10,471                  $10,473
 7/31/2007          $11,805             $11,613          $12,442              $10,558                  $10,513
 8/31/2007          $11,909             $11,787          $12,251              $10,687                  $10,573
 9/30/2007          $12,536             $12,228          $12,909              $10,768                  $10,611
10/31/2007          $13,059             $12,423          $13,417              $10,865                  $10,644
11/30/2007          $12,359             $11,903          $12,980              $11,060                  $10,692
12/31/2007          $12,274             $11,821          $12,688              $11,091                  $10,716
 1/31/2008          $11,295             $11,112          $11,517              $11,278                  $10,771
 2/29/2008          $11,231             $10,751          $11,686              $11,293                  $10,790
 3/31/2008          $10,979             $10,704          $11,569              $11,332                  $10,815
 4/30/2008          $11,596             $11,226          $12,211              $11,308                  $10,826
 5/31/2008          $11,958             $11,371          $12,354              $11,225                  $10,832
 6/30/2008          $11,055             $10,412          $11,346              $11,216                  $10,848
 7/31/2008          $10,824             $10,325          $10,982              $11,207                  $10,869
 8/31/2008          $10,846             $10,474          $10,540              $11,314                  $10,884
 9/30/2008          $ 9,677             $ 9,541          $ 9,020              $11,162                  $10,914
10/31/2008          $ 7,892             $ 7,939          $ 7,200              $10,898                  $10,931
11/30/2008          $ 7,407             $ 7,369          $ 6,814              $11,253                  $10,943
12/31/2008          $ 7,654             $ 7,447          $ 7,225              $11,673                  $10,941
 1/31/2009          $ 7,242             $ 6,820          $ 6,517              $11,570                  $10,940
 2/28/2009          $ 6,742             $ 6,094          $ 5,851              $11,526                  $10,941
 3/31/2009          $ 7,223             $ 6,627          $ 6,224              $11,686                  $10,945
 4/30/2009          $ 7,958             $ 7,262          $ 7,031              $11,742                  $10,948
 5/31/2009          $ 8,525             $ 7,668          $ 7,876              $11,827                  $10,949
 6/30/2009          $ 8,497             $ 7,683          $ 7,833              $11,895                  $10,950
 7/31/2009          $ 9,144             $ 8,264          $ 8,549              $12,087                  $10,952
 8/31/2009          $ 9,359             $ 8,562          $ 9,015              $12,212                  $10,954
 9/30/2009          $ 9,893             $ 8,882          $ 9,362              $12,340                  $10,955
10/31/2009          $ 9,688             $ 8,717          $ 9,246              $12,401                  $10,958
11/30/2009          $10,086             $ 9,240          $ 9,433              $12,561                  $10,959
12/31/2009          $10,444             $ 9,418          $ 9,570              $12,365                  $10,959

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS              12/31/09
-------------              --------
1-Year                      +37.27%
3-Year                       -1.37%
Since Inception (8/1/06)     +1.79%

ADVISOR CLASS (8/1/06-12/31/09)

                               (PERFORMANCE GRAPH)

                  FRANKLIN TEMPLETON
                   2045 RETIREMENT                                           BARCLAYS CAPITAL U.S.   PAYDEN & RYGEL 90-DAY
   DATE      TARGET FUND - ADVISOR CLASS   S&P 500 INDEX   MSCI EAFE INDEX    AGGREGATE BOND INDEX    U.S. TREASURY INDEX
----------   ---------------------------   -------------   ---------------   ---------------------   ---------------------
  8/1/2006             $10,000                $10,000         $10,000               $10,000                 $10,000
 8/31/2006             $10,200                $10,238         $10,278               $10,153                 $10,044
 9/30/2006             $10,230                $10,502         $10,296               $10,242                 $10,088
10/31/2006             $10,610                $10,844         $10,697               $10,310                 $10,127
11/30/2006             $10,960                $11,050         $11,020               $10,430                 $10,170
12/31/2006             $11,072                $11,205         $11,366               $10,369                 $10,214
 1/31/2007             $11,285                $11,375         $11,444               $10,365                 $10,256
 2/28/2007             $11,235                $11,152         $11,538               $10,525                 $10,296
 3/31/2007             $11,420                $11,277         $11,838               $10,525                 $10,343
 4/30/2007             $11,796                $11,776         $12,374               $10,582                 $10,387
 5/31/2007             $12,193                $12,187         $12,608               $10,502                 $10,434
 6/30/2007             $12,167                $11,985         $12,627               $10,471                 $10,473
 7/31/2007             $11,864                $11,613         $12,442               $10,558                 $10,513
 8/31/2007             $11,968                $11,787         $12,251               $10,687                 $10,573
 9/30/2007             $12,606                $12,228         $12,909               $10,768                 $10,611
10/31/2007             $13,139                $12,423         $13,417               $10,865                 $10,644
11/30/2007             $12,439                $11,903         $12,980               $11,060                 $10,692
12/31/2007             $12,362                $11,821         $12,688               $11,091                 $10,716
 1/31/2008             $11,370                $11,112         $11,517               $11,278                 $10,771
 2/29/2008             $11,317                $10,751         $11,686               $11,293                 $10,790
 3/31/2008             $11,064                $10,704         $11,569               $11,332                 $10,815
 4/30/2008             $11,694                $11,226         $12,211               $11,308                 $10,826
 5/31/2008             $12,057                $11,371         $12,354               $11,225                 $10,832
 6/30/2008             $11,162                $10,412         $11,346               $11,216                 $10,848
 7/31/2008             $10,930                $10,325         $10,982               $11,207                 $10,869
 8/31/2008             $10,963                $10,474         $10,540               $11,314                 $10,884
 9/30/2008             $ 9,780                $ 9,541         $ 9,020               $11,162                 $10,914
10/31/2008             $ 7,979                $ 7,939         $ 7,200               $10,898                 $10,931
11/30/2008             $ 7,482                $ 7,369         $ 6,814               $11,253                 $10,943
12/31/2008             $ 7,740                $ 7,447         $ 7,225               $11,673                 $10,941
 1/31/2009             $ 7,324                $ 6,820         $ 6,517               $11,570                 $10,940
 2/28/2009             $ 6,830                $ 6,094         $ 5,851               $11,526                 $10,941
 3/31/2009             $ 7,305                $ 6,627         $ 6,224               $11,686                 $10,945
 4/30/2009             $ 8,058                $ 7,262         $ 7,031               $11,742                 $10,948
 5/31/2009             $ 8,642                $ 7,668         $ 7,876               $11,827                 $10,949
 6/30/2009             $ 8,625                $ 7,683         $ 7,833               $11,895                 $10,950
 7/31/2009             $ 9,289                $ 8,264         $ 8,549               $12,087                 $10,952
 8/31/2009             $ 9,495                $ 8,562         $ 9,015               $12,212                 $10,954
 9/30/2009             $10,057                $ 8,882         $ 9,362               $12,340                 $10,955
10/31/2009             $ 9,851                $ 8,717         $ 9,246               $12,401                 $10,958
11/30/2009             $10,251                $ 9,240         $ 9,433               $12,561                 $10,959
12/31/2009             $10,624                $ 9,418         $ 9,570               $12,365                 $10,959


                               Annual Report | 41

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Source: (c) 2009 Morningstar. See page 36 for descriptions of the S&P 500, the MSCI EAFE Index, the BC U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


                               42 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 43

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID     EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
                                     7/1/09         12/31/09     7/1/09-12/31/09   7/1/09-12/31/09
                                 -------------   -------------   ---------------   ---------------
CLASS A
Actual                               $1,000        $1,230.00          $2.53             $ 7.81
Hypothetical
   (5% return before expenses)       $1,000        $1,022.94          $2.29             $ 7.07
CLASS C
Actual                               $1,000        $1,226.60          $6.45             $11.73
Hypothetical
   (5% return before expenses)       $1,000        $1,019.41          $5.85             $10.61
CLASS R
Actual                               $1,000        $1,229.10          $3.65             $ 8.93
Hypothetical
   (5% return before expenses)       $1,000        $1,021.93          $3.31             $ 8.08
ADVISOR CLASS
Actual                               $1,000        $1,231.80          $0.84             $ 6.13
Hypothetical
   (5% return before expenses)       $1,000        $1,024.45          $0.77             $ 5.55

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor:
     0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.39%; C: 2.09%; R: 1.59%; and Advisor:
     1.09%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                               44 | Annual Report

Franklin Templeton Fund Allocator Series
FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                   YEAR ENDED DECEMBER 31,
                                                           --------------------------------------
                                                             2009      2008      2007     2006(a)
                                                           -------   -------    ------    -------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $  8.14   $ 11.35    $10.69    $10.00
                                                           -------   -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) .........................      0.19      0.23      0.33      0.13
   Net realized and unrealized gains (losses) ..........      2.09     (3.08)     0.72      0.73
                                                           -------   -------    ------    ------
Total from investment operations .......................      2.28     (2.85)     1.05      0.86
                                                           -------   -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ...................     (0.20)    (0.19)    (0.23)    (0.15)
   Net realized gains ..................................     (0.05)    (0.17)    (0.16)    (0.02)
                                                           -------   -------    ------    ------
Total distributions ....................................     (0.25)    (0.36)    (0.39)    (0.17)
                                                           -------   -------    ------    ------
Redemption fees(e) .....................................        --        --(f)     --(f)     --
                                                           -------   -------    ------    ------
Net asset value, end of year ...........................   $ 10.17   $  8.14    $11.35    $10.69
                                                           =======   =======    ======    ======
Total return(g) ........................................     28.50%   (25.55)%    9.84%     8.59%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ...      1.00%     1.36%     3.60%    12.13%
Expenses net of waiver and payments by affiliates(i) ...      0.46%     0.51%     0.48%     0.50%
Net investment income(d) ...............................      2.11%     2.25%     3.11%     2.92%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $17,108   $ 9,407    $5,269    $1,364
Portfolio turnover rate ................................     12.19%     8.69%     8.19%     2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 45

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                  YEAR ENDED DECEMBER 31,
                                                           -------------------------------------
                                                            2009      2008      2007     2006(a)
                                                           ------   -------    ------    -------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $ 8.08   $ 11.28    $10.67    $10.00
                                                           ------   -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) .........................     0.13      0.14      0.36      0.14
   Net realized and unrealized gains (losses) ..........     2.09     (3.04)     0.60      0.69
                                                           ------   -------    ------    ------
Total from investment operations .......................     2.22     (2.90)     0.96      0.83
                                                           ------   -------    ------    ------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ............................    (0.15)    (0.13)    (0.19)    (0.14)
   Net realized gains ..................................    (0.05)    (0.17)    (0.16)    (0.02)
                                                           ------   -------    ------    ------
Total distributions ....................................    (0.20)    (0.30)    (0.35)    (0.16)
                                                           ------   -------    ------    ------
Redemption fees(e) .....................................       --        --(f)     --(f)     --
                                                           ------   -------    ------    ------
Net asset value, end of year ...........................   $10.10   $  8.08    $11.28    $10.67
                                                           ======   =======    ======    ======
Total return(g) ........................................    27.75%   (26.09)%    9.02%     8.30%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ...     1.70%     2.04%     4.28%    12.78%
Expenses net of waiver and payments by affiliates(i) ...     1.16%     1.19%     1.16%     1.15%
Net investment income(d) ...............................     1.41%     1.57%     2.43%     2.27%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $8,357   $ 4,621    $2,213    $   63
Portfolio turnover rate ................................    12.19%     8.69%     8.19%     2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               46 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                  YEAR ENDED DECEMBER 31,
                                                           -------------------------------------
                                                            2009      2008      2007     2006(a)
                                                           ------   -------    ------    -------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $ 8.12   $ 11.32    $10.68    $10.00
                                                           ------   -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) .........................     0.16      0.18      0.34      0.11
   Net realized and unrealized gains (losses) ..........     2.11     (3.05)     0.68      0.74
                                                           ------   -------    ------    ------
Total from investment operations .......................     2.27     (2.87)     1.02      0.85
                                                           ------   -------    ------    ------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ............................    (0.19)    (0.16)    (0.22)    (0.15)
   Net realized gains ..................................    (0.05)    (0.17)    (0.16)    (0.02)
                                                           ------   -------    ------    ------
Total distributions ....................................    (0.24)    (0.33)    (0.38)    (0.17)
                                                           ------   -------    ------    ------
Redemption fees(e) .....................................       --        --(f)     --(f)     --
                                                           ------   -------    ------    ------
Net asset value, end of year ...........................   $10.15   $  8.12    $11.32    $10.68
                                                           ======   =======    ======    ======
Total return(g) ........................................    28.32%   (25.70)%    9.59%     8.48%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ...     1.20%     1.56%     3.78%    12.28%
Expenses net of waiver and payments by affiliates(i) ...     0.66%     0.71%     0.66%     0.65%
Net investment income(d) ...............................     1.91%     2.05%     2.93%     2.77%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $1,365   $   821    $1,071    $   11
Portfolio turnover rate ................................    12.19%     8.69%     8.19%     2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 47

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                   YEAR ENDED DECEMBER 31,
                                                            ------------------------------------
ADVISOR CLASS                                                2009      2008      2007     2006(a)
-------------                                               ------   -------    ------    ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $ 8.15   $ 11.37    $10.70    $10.00
                                                            ------   -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) ..........................     0.20      0.25      0.30      0.17
   Net realized and unrealized gains (losses) ...........     2.12     (3.09)     0.79      0.71
                                                            ------   -------    ------    ------
Total from investment operations ........................     2.32     (2.84)     1.09      0.88
                                                            ------   -------    ------    ------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds .............................    (0.23)    (0.21)    (0.26)    (0.16)
   Net realized gains ...................................    (0.05)    (0.17)    (0.16)    (0.02)
                                                            ------   -------    ------    ------
Total distributions .....................................    (0.28)    (0.38)    (0.42)    (0.18)
                                                            ------   -------    ------    ------
Redemption fees(e) ......................................       --        --(f)     --(f)     --
                                                            ------   -------    ------    ------
Net asset value, end of year ............................   $10.19   $  8.15    $11.37    $10.70
                                                            ======   =======    ======    ======
Total return(g) .........................................    28.94%   (25.39)%   10.21%     8.75%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ....     0.70%     1.06%     3.28%    11.78%
Expenses net of waiver and payments by affiliates(i) ....     0.16%     0.21%     0.16%     0.15%
Net investment income(d) ................................     2.41%     2.55%     3.43%     3.27%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $  199   $   164    $   32    $   20
Portfolio turnover rate .................................    12.19%     8.69%     8.19%     2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               48 | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

    FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                             SHARES       VALUE
    ----------------------------------------------                           ---------   -----------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 45.6%
(b) Franklin Flex Cap Growth Fund, Advisor Class .........................     107,905   $ 4,529,870
(b) Franklin Growth Opportunities Fund, Advisor Class ....................      95,947     1,821,076
    Franklin MicroCap Value Fund, Advisor Class ..........................      29,179       787,840
    Franklin Natural Resources Fund, Advisor Class .......................      25,250       831,224
(b) Franklin Small Cap Growth Fund, Advisor Class ........................      87,518       790,289
    Franklin Utilities Fund, Advisor Class ...............................      49,862       565,427
    Mutual Shares Fund, Class Z ..........................................     156,583     3,004,834
                                                                                         -----------
                                                                                          12,330,560
                                                                                         -----------
    DOMESTIC FIXED INCOME 15.5%
    Franklin Total Return Fund, Advisor Class ............................     191,306     1,838,449
    Franklin U.S. Government Securities Fund, Advisor Class ..............     354,137     2,358,555
                                                                                         -----------
                                                                                           4,197,004
                                                                                         -----------
    FOREIGN EQUITY 20.8%
    Franklin Gold and Precious Metals Fund, Advisor Class ................      23,638       973,871
    Mutual European Fund, Class Z ........................................      96,468     1,966,986
    Templeton China World Fund, Advisor Class ............................      27,261       935,859
    Templeton Foreign Fund, Advisor Class ................................     269,012     1,743,196
                                                                                         -----------
                                                                                           5,619,912
                                                                                         -----------
    FOREIGN FIXED INCOME 9.6%
    Franklin Templeton Emerging Market Debt Opportunities Fund ...........      27,175       297,571
    Templeton Global Bond Fund, Advisor Class ............................     180,808     2,294,451
                                                                                         -----------
                                                                                           2,592,022
                                                                                         -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
        (COST $23,964,540) 91.5% .........................................                24,739,498
                                                                                         -----------
    SHORT TERM INVESTMENTS (COST $2,260,932) 8.4%
    MONEY MARKET FUNDS 8.4%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ..........   2,260,932     2,260,932
                                                                                         -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $26,225,472) 99.9% .......                27,000,430
    OTHER ASSETS, LESS LIABILITIES 0.1% ..................................                    28,458
                                                                                         -----------
    NET ASSETS 100.0% ....................................................               $27,028,888
                                                                                         ===========

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 49

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                    YEAR ENDED DECEMBER 31,
                                                            --------------------------------------
CLASS A                                                       2009      2008      2007      2006(a)
-------                                                     -------   -------    ------     ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $  7.47   $ 11.45    $10.78     $10.00
                                                            -------   -------    ------     ------
Income from investment operations(b):
   Net investment income(c, d) ..........................      0.16      0.14      0.28       0.12
   Net realized and unrealized gains (losses) ...........      2.15     (3.71)     0.82       0.82
                                                            -------   -------    ------     ------
Total from investment operations ........................      2.31     (3.57)     1.10       0.94
                                                            -------   -------    ------     ------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds .............................     (0.14)    (0.14)    (0.21)     (0.14)
   Net realized gains ...................................     (0.10)    (0.27)    (0.22)     (0.02)
                                                            -------   -------    ------     ------
Total distributions .....................................     (0.24)    (0.41)    (0.43)     (0.16)
                                                            -------   -------    ------     ------
Redemption fees(e) ......................................        --        --(f)     --(f)      --(f)
                                                            -------   -------    ------     ------
Net asset value, end of year ............................   $  9.54   $  7.47    $11.45     $10.78
                                                            =======   =======    ======     ======
Total return(g) .........................................     31.34%   (31.74)%   10.19%      9.41%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ....      1.09%     1.50%     3.31%     10.76%
Expenses net of waiver and payments by affiliates(i) ....      0.46%     0.49%     0.47%      0.50%
Net investment income(d) ................................      1.88%     1.53%     2.55%      2.78%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $19,725   $ 9,918    $6,952     $1,699
Portfolio turnover rate .................................     13.43%     6.07%    16.28%      5.36%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               50 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                 YEAR ENDED DECEMBER 31,
                                                          -------------------------------------
CLASS C                                                    2009      2008      2007     2006(a)
-------                                                   ------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $ 7.43   $ 11.40    $10.77    $10.00
                                                          ------   -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) ........................     0.10      0.10      0.28      0.10
   Net realized and unrealized gains (losses) .........     2.12     (3.70)     0.74      0.82
                                                          ------   -------    ------    ------
Total from investment operations ......................     2.22     (3.60)     1.02      0.92
                                                          ------   -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................    (0.10)    (0.10)    (0.17)    (0.13)
   Net realized gains .................................    (0.10)    (0.27)    (0.22)    (0.02)
                                                          ------   -------    ------    ------
Total distributions ...................................    (0.20)    (0.37)    (0.39)    (0.15)
                                                          ------   -------    ------    ------
Redemption fees(e) ....................................       --        --(f)     --(f)     --(f)
                                                          ------   -------    ------    ------
Net asset value, end of year ..........................   $ 9.45   $  7.43    $11.40    $10.77
                                                          ======   =======    ======    ======
Total return(g) .......................................    30.18%   (32.16)%    9.43%     9.20%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..     1.79%     2.20%     3.99%    11.41%
Expenses net of waiver and payments by affiliates(i) ..     1.16%     1.19%     1.15%     1.15%
Net investment income(d) ..............................     1.18%     0.83%     1.87%     2.13%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $6,308   $ 2,551    $1,104    $   54
Portfolio turnover rate ...............................    13.43%     6.07%    16.28%     5.36%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 51

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                   YEAR ENDED DECEMBER 31,
                                                            -------------------------------------
CLASS R                                                      2009      2008      2007     2006(a)
-------                                                     ------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $ 7.47   $ 11.44    $10.77    $10.00
                                                            ------   -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) ..........................     0.17      0.10      0.27      0.11
   Net realized and unrealized gains (losses) ...........     2.12     (3.68)     0.82      0.82
                                                            ------   -------    ------    ------
Total from investment operations ........................     2.29     (3.58)     1.09      0.93
                                                            ------   -------    ------    ------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds .............................    (0.13)    (0.12)    (0.20)    (0.14)
   Net realized gains ...................................    (0.10)    (0.27)    (0.22)    (0.02)
                                                            ------   -------    ------    ------
Total distributions .....................................    (0.23)    (0.39)    (0.42)    (0.16)
                                                            ------   -------    ------    ------
Redemption fees(e) ......................................       --        --(f)     --(f)     --(f)
                                                            ------   -------    ------    ------
Net asset value, end of year ............................   $ 9.53   $  7.47    $11.44    $10.77
                                                            ======   =======    ======    ======
Total return(g) .........................................    31.03%   (31.90)%   10.11%     9.31%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ....     1.29%     1.70%     3.49%    10.91%
Expenses net of waiver and payments by affiliates(i) ....     0.66%     0.69%     0.65%     0.65%
Net investment income(d) ................................     1.68%     1.33%     2.37%     2.63%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $  460   $   155    $  188    $   19
Portfolio turnover rate .................................    13.43%     6.07%    16.28%     5.36%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               52 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                   YEAR ENDED DECEMBER 31,
                                                            -------------------------------------
ADVISOR CLASS                                                2009      2008      2007     2006(a)
-------------                                               ------   -------    ------   --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $ 7.48   $ 11.46    $10.79     $10.00
                                                            ------   -------    ------     ------
Income from investment operations(b):
   Net investment income(c, d) ..........................     0.17      0.16      0.46       0.20
   Net realized and unrealized gains (losses) ...........     2.17     (3.70)     0.67       0.76
                                                            ------   -------    ------     ------
Total from investment operations ........................     2.34     (3.54)     1.13       0.96
                                                            ------   -------    ------     ------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds .............................    (0.17)    (0.17)    (0.24)     (0.15)
   Net realized gains ...................................    (0.10)    (0.27)    (0.22)     (0.02)
                                                            ------   -------    ------     ------
Total distributions .....................................    (0.27)    (0.44)    (0.46)     (0.17)
                                                            ------   -------    ------     ------
Redemption fees(e) ......................................       --        --(f)     --(f)      --(f)
                                                            ------   -------    ------     ------
Net asset value, end of year ............................   $ 9.55   $  7.48    $11.46     $10.79
                                                            ======   =======    ======     ======
Total return(g) .........................................    31.61%   (31.49)%   10.46%      9.57%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ....     0.79%     1.20%     2.99%     10.41%
Expenses net of waiver and payments by affiliates(i) ....     0.16%     0.19%     0.15%      0.15%
Net investment income(d) ................................     2.18%     1.83%     2.87%      3.13%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $  463   $   322    $  417     $   51
Portfolio turnover rate .................................    13.43%     6.07%    16.28%      5.36%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 53

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

    FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                                SHARES       VALUE
    ----------------------------------------------                              ---------   -----------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 55.5%
(b) Franklin Flex Cap Growth Fund, Advisor Class ............................     130,274   $ 5,468,908
(b) Franklin Growth Opportunities Fund, Advisor Class .......................     118,845     2,255,684
    Franklin MicroCap Value Fund, Advisor Class .............................      34,960       943,923
    Franklin Natural Resources Fund, Advisor Class ..........................      30,500     1,004,061
(b) Franklin Small Cap Growth Fund, Advisor Class ...........................     102,689       927,278
    Franklin Utilities Fund, Advisor Class ..................................      59,015       669,232
    Mutual Shares Fund, Class Z .............................................     192,383     3,691,830
                                                                                            -----------
                                                                                             14,960,916
                                                                                            -----------
    DOMESTIC FIXED INCOME 9.3%
    Franklin Total Return Fund, Advisor Class ...............................     114,516     1,100,503
    Franklin U.S. Government Securities Fund, Advisor Class .................     211,990     1,411,855
                                                                                            -----------
                                                                                              2,512,358
                                                                                            -----------
    FOREIGN EQUITY 24.7%
    Franklin Gold and Precious Metals Fund, Advisor Class ...................      27,969     1,152,314
    Mutual European Fund, Class Z ...........................................     117,957     2,405,143
    Templeton China World Fund, Advisor Class ...............................      31,798     1,091,628
    Templeton Foreign Fund, Advisor Class ...................................     306,985     1,989,262
                                                                                            -----------
                                                                                              6,638,347
                                                                                            -----------
    FOREIGN FIXED INCOME 5.6%
    Franklin Templeton Emerging Market Debt Opportunities Fund ..............      15,233       166,805
    Templeton Global Bond Fund, Advisor Class ...............................     106,328     1,349,302
                                                                                            -----------
                                                                                              1,516,107
                                                                                            -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $24,525,580) 95.1% .............................................                25,627,728
                                                                                            -----------
    SHORT TERM INVESTMENTS (COST $1,224,271) 4.5%
    MONEY MARKET FUNDS 4.5%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .............   1,224,271     1,224,271
                                                                                            -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $25,749,851) 99.6% ..........                26,851,999
    OTHER ASSETS, LESS LIABILITIES 0.4% .....................................                   103,037
                                                                                            -----------
    NET ASSETS 100.0% .......................................................               $26,955,036
                                                                                            ===========

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               54 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------
CLASS A                                                                              2009     2008      2007      2006(a)
-------                                                                            -------   ------    ------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................   $  7.12   $11.61    $10.88      $10.00
                                                                                   -------   ------    ------      ------
Income from investment operations(b):
   Net investment income(c, d) .................................................      0.13     0.08      0.22        0.09
   Net realized and unrealized gains (losses) ..................................      2.34    (4.16)     0.97        0.95
                                                                                   -------   ------    ------      ------
Total from investment operations ...............................................      2.47    (4.08)     1.19        1.04
                                                                                   -------   ------    ------      ------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...     (0.13)   (0.09)    (0.16)      (0.13)
   Net realized gains ..........................................................     (0.10)   (0.32)    (0.30)      (0.03)
                                                                                   -------   ------    ------      ------
Total distributions ............................................................     (0.23)   (0.41)    (0.46)      (0.16)
                                                                                   -------   ------    ------      ------
Redemption fees(e) .............................................................        --       --(f)     --(f)       --
                                                                                   -------   ------    ------      ------
Net asset value, end of year ...................................................   $  9.36   $ 7.12    $11.61      $10.88
                                                                                   =======   ======    ======      ======
Total return(g) ................................................................     35.04%  (35.97)%   11.05%      10.44%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ...........................      1.51%    2.14%     5.16%      13.47%
Expenses net of waiver and payments by affiliates(i) ...........................      0.45%    0.49%     0.48%       0.50%
Net investment income(d) .......................................................      1.65%    0.87%     2.07%       2.04%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................   $10,391   $5,349    $3,760      $1,171
Portfolio turnover rate ........................................................     19.76%    7.54%    14.95%       8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.92% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 55

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------
CLASS C                                                                             2009      2008       2007     2006(a)
-------                                                                            ------   -------    -------    ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................   $ 7.06     11.52    $ 10.86    $10.00
                                                                                   ------   -------    -------    ------
Income from investment operations(b):
   Net investment income(c, d) .................................................     0.09      0.03       0.26      0.12
   Net realized and unrealized gains (losses) ..................................     2.28     (4.13)      0.84      0.89
                                                                                   ------   -------    -------    ------
Total from investment operations ...............................................     2.37     (4.10)      1.10      1.01
                                                                                   ------   -------    -------    ------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...    (0.08)    (0.04)     (0.14)    (0.12)
   Net realized gains ..........................................................    (0.10)    (0.32)     (0.30)    (0.03)
                                                                                   ------   -------    -------    ------
Total distributions ............................................................    (0.18)    (0.36)     (0.44)    (0.15)
                                                                                   ------   -------    -------    ------
Redemption fees(e) .............................................................       --        --(f)      --(f)     --
                                                                                   ------   -------    -------    ------
Net asset value, end of year ...................................................   $ 9.25   $  7.06    $ 11.52    $10.86
                                                                                   ======   =======    =======    ======
Total return(g) ................................................................    34.00%   (36.34)%    10.12%    10.14%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ...........................     2.21%     2.84%      5.84%    14.12%
Expenses net of waiver and payments by affiliates(i) ...........................     1.15%     1.19%      1.16%     1.15%
Net investment income(d) .......................................................     0.95%     0.17%      1.39%     1.39%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................   $3,980   $ 1,522    $ 1,103    $   57
Portfolio turnover rate ........................................................    19.76%     7.54%     14.95%     8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.92% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               56 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                   YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------
                                                            2009      2008       2007      2006(a)
                                                           ------   -------     ------     -------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $ 7.13   $ 11.59     $10.88      $10.00
                                                           ------   -------     ------      ------
Income from investment operations(b):
   Net investment income(c, d) .........................     0.12      0.03       0.28        0.11
   Net realized and unrealized gains (losses) ..........     2.33     (4.12)      0.89        0.93
                                                           ------   -------     ------      ------
Total from investment operations .......................     2.45     (4.09)      1.17        1.04
                                                           ------   -------     ------      ------
Less distributions from:
   Net investment income and short term
      gains received from Underlying Funds .............    (0.11)    (0.05)     (0.16)      (0.13)
   Net realized gains ..................................    (0.10)    (0.32)     (0.30)      (0.03)
                                                           ------   -------     ------      ------
Total distributions ....................................    (0.21)    (0.37)     (0.46)      (0.16)
                                                           ------   -------     ------      ------
Redemption fees(e) .....................................       --        --(f)      --(f)       --
                                                           ------   -------     ------      ------
Net asset value, end of year ...........................   $ 9.37   $  7.13     $11.59      $10.88
                                                           ======   =======     ======      ======
Total return(g) ........................................    34.79%   (36.05)%    10.76%      10.40%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ...     1.71%     2.34%      5.34%      13.62%
Expenses net of waiver and payments by affiliates(i) ...     0.65%     0.69%      0.66%       0.65%
Net investment income(d) ...............................     1.45%     0.67%      1.89%       1.89%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $  368   $   172     $  314      $   23
Portfolio turnover rate ................................    19.76%     7.54%     14.95%       8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.92% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 57

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                   YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------
                                                            2009      2008       2007      2006(a)
                                                           ------   -------     ------     -------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $ 7.14   $ 11.64     $10.89      $10.00
                                                           ------   -------     ------      ------
Income from investment operations(b):
   Net investment income(c, d) .........................     0.16      0.11       0.20        0.18
   Net realized and unrealized gains (losses) ..........     2.34     (4.18)      1.04        0.88
                                                           ------   -------     ------      ------
Total from investment operations .......................     2.50     (4.07)      1.24        1.06
                                                           ------   -------     ------      ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ...................    (0.15)    (0.11)     (0.19)      (0.14)
   Net realized gains ..................................    (0.10)    (0.32)     (0.30)      (0.03)
                                                           ------   -------     ------      ------
Total distributions ....................................    (0.25)    (0.43)     (0.49)      (0.17)
                                                           ------   -------     ------      ------
Redemption fees(e) .....................................       --        --(f)      --(f)       --
                                                           ------   -------     ------      ------
Net asset value, end of year ...........................   $ 9.39   $  7.14     $11.64      $10.89
                                                           ======   =======     ======      ======
Total return(g) ........................................    35.42%   (35.72)%    11.34%      10.60%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ...     1.21%     1.84%      4.84%      13.12%
Expenses net of waiver and payments by affiliates(i) ...     0.15%     0.19%      0.16%       0.15%
Net investment income(d) ...............................     1.95%     1.17%      2.39%       2.39%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $  493   $   213     $  119      $   59
Portfolio turnover rate ................................    19.76%     7.54%     14.95%       8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.92% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               58 | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

    FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                         SHARES      VALUE
    ----------------------------------------------                        -------   -----------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 66.0%
(b) Franklin Flex Cap Growth Fund, Advisor Class ......................    85,142   $ 3,574,246
(b) Franklin Growth Opportunities Fund, Advisor Class .................    78,802     1,495,658
    Franklin MicroCap Value Fund, Advisor Class .......................    23,821       643,169
    Franklin Natural Resources Fund, Advisor Class ....................    20,531       675,884
(b) Franklin Small Cap Growth Fund, Advisor Class .....................    70,935       640,542
    Franklin Utilities Fund, Advisor Class ............................    39,288       445,533
    Mutual Shares Fund, Class Z .......................................   133,972     2,570,914
                                                                                    -----------
                                                                                     10,045,946
                                                                                    -----------
    DOMESTIC FIXED INCOME 2.3%
    Franklin Total Return Fund, Advisor Class .........................    16,421       157,809
    Franklin U.S. Government Securities Fund, Advisor Class ...........    29,287       195,049
                                                                                    -----------
                                                                                        352,858
                                                                                    -----------
    FOREIGN EQUITY 29.4%
    Franklin Gold and Precious Metals Fund, Advisor Class .............    20,056       826,321
    Mutual European Fund, Class Z .....................................    78,279     1,596,105
    Templeton China World Fund, Advisor Class .........................    21,238       729,096
    Templeton Foreign Fund, Advisor Class .............................   205,752     1,333,270
                                                                                    -----------
                                                                                      4,484,792
                                                                                    -----------
    FOREIGN FIXED INCOME 1.5%
    Franklin Templeton Emerging Market Debt Opportunities Fund ........     2,328        25,488
    Templeton Global Bond Fund, Advisor Class .........................    15,874       201,438
                                                                                    -----------
                                                                                        226,926
                                                                                    -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $14,162,670) 99.2% .......................................              15,110,522
                                                                                    -----------
    SHORT TERM INVESTMENTS (COST $85,862) 0.6%
    MONEY MARKET FUNDS 0.6%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .......    85,862        85,862
                                                                                    -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $14,248,532) 99.8% ....              15,196,384
    OTHER ASSETS, LESS LIABILITIES 0.2% ...............................                  35,098
                                                                                    -----------
    NET ASSETS 100.0% .................................................             $15,231,482
                                                                                    ===========

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 59

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                              YEAR ENDED DECEMBER 31,
                                                       -------------------------------------
                                                        2009      2008      2007     2006(a)
                                                       ------   -------    ------    -------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $ 6.89   $ 11.57    $10.89     $10.00
                                                       ------   -------    ------     ------
Income from investment operations(b):
   Net investment income(c, d) .....................     0.12      0.06      0.17       0.08
   Net realized and unrealized gains (losses) ......     2.36     (4.29)     1.06       0.97
                                                       ------   -------    ------     ------
Total from investment operations ...................     2.48     (4.23)     1.23       1.05
                                                       ------   -------    ------     ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ...............    (0.10)    (0.08)    (0.16)     (0.13)
   Net realized gains ..............................    (0.14)    (0.37)    (0.39)     (0.03)
                                                       ------   -------    ------     ------
Total distributions ................................    (0.24)    (0.45)    (0.55)     (0.16)
                                                       ------   -------    ------     ------
Redemption fees(e) .................................       --        --(f)     --(f)      --
                                                       ------   -------    ------     ------
Net asset value, end of year .......................   $ 9.13   $  6.89    $11.57     $10.89
                                                       ======   =======    ======     ======
Total return(g) ....................................    36.53%   (37.46)%   11.32%     10.55%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i)     2.03%     3.12%     6.86%     13.15%
Expenses net of waiver and payments by affiliates(i)     0.45%     0.47%     0.47%      0.50%
Net investment income(d) ...........................     1.53%     0.66%     1.70%      1.97%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $6,943   $ 3,389    $2,439     $1,169
Portfolio turnover rate ............................    14.30%     8.09%    24.40%      8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.94% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               60 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                              YEAR ENDED DECEMBER 31,
                                                       -------------------------------------
                                                        2009      2008      2007     2006(a)
                                                       ------   -------    ------    -------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $ 6.81   $ 11.48    $10.87    $10.00
                                                       ------   -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) .....................     0.07      0.02      0.23      0.16
   Net realized and unrealized gains (losses) ......     2.33     (4.27)     0.91      0.87
                                                       ------   -------    ------    ------
Total from investment operations ...................     2.40     (4.25)     1.14      1.03
                                                       ------   -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ...............    (0.06)    (0.05)    (0.14)    (0.13)
   Net realized gains ..............................    (0.14)    (0.37)    (0.39)    (0.03)
                                                       ------   -------    ------    ------
Total distributions ................................    (0.20)    (0.42)    (0.53)    (0.16)
                                                       ------   -------    ------    ------
Redemption fees(e) .................................       --        --(f)     --(f)     --
                                                       ------   -------    ------    ------
Net asset value, end of year .......................   $ 9.01   $  6.81    $11.48    $10.87
                                                       ======   =======    ======    ======
Total return(g) ....................................    35.77%   (37.95)%   10.50%    10.30%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i)     2.73%     3.82%     7.55%    13.74%
Expenses net of waiver and payments by affiliates(i)     1.15%     1.17%     1.16%     1.09%
Net investment income (loss)(d) ....................     0.83%    (0.04)%    1.01%     1.38%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $2,264   $   958    $  487    $   67
Portfolio turnover rate ............................    14.30%     8.09%    24.40%     8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.94% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 61

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                              YEAR ENDED DECEMBER 31,
                                                       -------------------------------------
                                                        2009      2008      2007     2006(a)
                                                       ------   -------    ------    -------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $ 6.88   $ 11.54    $10.88    $10.00
                                                       ------   -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) .....................     0.12      0.02      0.24      0.08
   Net realized and unrealized gains (losses) ......     2.35     (4.25)     0.97      0.96
                                                       ------   -------    ------    ------
Total from investment operations ...................     2.47     (4.23)     1.21      1.04
                                                       ------   -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ...............    (0.09)    (0.06)    (0.16)    (0.13)
   Net realized gains ..............................    (0.14)    (0.37)    (0.39)    (0.03)
                                                       ------   -------    ------    ------
Total distributions ................................    (0.23)    (0.43)    (0.55)    (0.16)
                                                       ------   -------    ------    ------
Redemption fees(e) .................................       --        --(f)     --(f)     --
                                                       ------   -------    ------    ------
Net asset value, end of year .......................   $ 9.12   $  6.88    $11.54    $10.88
                                                       ======   =======    ======    ======
Total return(g) ....................................    36.45%   (37.64)%   11.13%    10.44%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by
   affiliates(i) ...................................     2.23%     3.32%     7.04%    13.30%
Expenses net of waiver and payments by
   affiliates(i) ...................................     0.65%     0.67%     0.65%     0.65%
Net investment income(d) ...........................     1.33%     0.46%     1.52%     1.82%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $  394   $   156    $  160    $   12
Portfolio turnover rate ............................    14.30%     8.09%    24.40%     8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.94% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               62 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                              YEAR ENDED DECEMBER 31,
                                                       -------------------------------------
                                                        2009      2008      2007     2006(a)
                                                       ------   -------    ------    -------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $ 6.89   $ 11.59    $10.90    $10.00
                                                       ------   -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) .....................     0.14      0.06      0.49      0.12
   Net realized and unrealized gains (losses) ......     2.39     (4.29)     0.78      0.95
                                                       ------   -------    ------    ------
Total from investment operations ...................     2.53     (4.23)     1.27      1.07
                                                       ------   -------    ------    ------
Less distributions from:
   Net investment income and short term gains
       received from Underlying Funds ..............    (0.12)    (0.10)    (0.19)    (0.14)
   Net realized gains ..............................    (0.14)    (0.37)    (0.39)    (0.03)
                                                       ------   -------    ------    ------
Total distributions ................................    (0.26)    (0.47)    (0.58)    (0.17)
                                                       ------   -------    ------    ------
Redemption fees(e) .................................       --        --(f)     --(f)     --
                                                       ------   -------    ------    ------
Net asset value, end of year .......................   $ 9.16   $  6.89    $11.59    $10.90
                                                       ======   =======    ======    ======
Total return(g) ....................................    37.27%   (37.39)%   11.65%    10.72%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i)     1.73%     2.82%     6.54%    12.80%
Expenses net of waiver and payments by affiliates(i)     0.15%     0.17%     0.15%     0.15%
Net investment income(d) ...........................     1.83%     0.96%     2.02%     2.32%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $  205   $   105    $  164    $   17
Portfolio turnover rate ............................    14.30%     8.09%    24.40%     8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.94% for the year ended December 31, 2009.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 63

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                         SHARES      VALUE
----------------------------------------------                        -------   ----------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 67.7%
(b) Franklin Flex Cap Growth Fund, Advisor Class ..................    56,378   $2,366,747
(b) Franklin Growth Opportunities Fund, Advisor Class .............    53,650    1,018,282
    Franklin MicroCap Value Fund, Advisor Class ...................    15,943      430,473
    Franklin Natural Resources Fund, Advisor Class ................    14,056      462,726
(b) Franklin Small Cap Growth Fund, Advisor Class .................    47,738      431,076
    Franklin Utilities Fund, Advisor Class ........................    26,477      300,249
    Mutual Shares Fund, Class Z ...................................    84,990    1,630,965
                                                                                ----------
                                                                                 6,640,518
                                                                                ----------
    FOREIGN EQUITY 30.6%
    Franklin Gold and Precious Metals Fund, Advisor Class .........    13,313      548,499
    Mutual European Fund, Class Z .................................    52,621    1,072,935
    Templeton China World Fund, Advisor Class .....................    14,485      497,263
    Templeton Foreign Fund, Advisor Class .........................   136,474      884,349
                                                                                ----------
                                                                                 3,003,046
                                                                                ----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT
       TERM INVESTMENTS (COST $9,034,440) 98.3% ...................              9,643,564
                                                                                ----------
    SHORT TERM INVESTMENTS (COST $18,744) 0.2%
    MONEY MARKET FUNDS 0.2%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    18,744       18,744
                                                                                ----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $9,053,184) 98.5%                9,662,308
    OTHER ASSETS, LESS LIABILITIES 1.5% ...........................                143,957
                                                                                ----------
    NET ASSETS 100.0% .............................................             $9,806,265
                                                                                ==========

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               64 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

                                                       FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                                      TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                         2015          2025          2035          2045
                                                      RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                                                     TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                     -----------   -----------   -----------   -----------
Assets:
   Investments in Underlying Funds: (Note 6)
      Cost .......................................   $26,225,472   $25,749,851   $14,248,532   $9,053,184
                                                     -----------   -----------   -----------   ----------
      Value ......................................   $27,000,430   $26,851,999   $15,196,384   $9,662,308
   Receivables:
      Capital shares sold ........................        32,742       102,028        27,184       89,881
      Affiliates .................................        35,014        53,393        74,270       81,356
      Underlying Funds (Note 7) ..................         5,402         5,362         3,686        2,109
                                                     -----------   -----------   -----------   ----------
         Total assets ............................    27,073,588    27,012,782    15,301,524    9,835,654
                                                     -----------   -----------   -----------   ----------
Liabilities:
   Payables:
      Capital shares redeemed ....................        15,923        27,187        42,544        4,004
      Reports to shareholders ....................         6,180         6,900         4,839        3,626
      Professional fees ..........................        19,245        19,232        19,088       19,051
      Unaffiliated transfer agent fees ...........         3,279         4,363         3,538        2,691
   Accrued expenses and other liabilities ........            73            64            33           17
                                                     -----------   -----------   -----------   ----------
         Total liabilities .......................        44,700        57,746        70,042       29,389
                                                     -----------   -----------   -----------   ----------
         Net assets, at value ....................   $27,028,888   $26,955,036   $15,231,482   $9,806,265
                                                     -----------   -----------   -----------   ----------
Net assets consist of:
   Paid-in capital ...............................   $27,429,817   $27,311,895   $15,381,878   $9,872,634
   Undistributed net investment income ...........         9,528         9,517         5,829        4,856
   Net unrealized appreciation (depreciation) ....       774,958     1,102,148       947,852      609,124
   Accumulated net realized gain (loss) ..........    (1,185,415)   (1,468,524)   (1,104,077)    (680,349)
                                                     -----------   -----------   -----------   ----------
         Net assets, at value ....................   $27,028,888   $26,955,036   $15,231,482   $9,806,265
                                                     ===========   ===========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 65

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

                                                   FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                                  TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                     2015          2025          2035          2045
                                                  RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                                                 TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                 -----------   -----------   -----------   -----------
CLASS A:
   Net assets, at value ......................   $17,107,644   $19,724,875   $10,391,029   $6,943,256
                                                 -----------   -----------   -----------   ----------
   Shares outstanding ........................     1,682,322     2,067,597     1,110,301      760,313
                                                 -----------   -----------   -----------   ----------
   Net asset value per share(a) ..............   $     10.17   $      9.54   $      9.36   $     9.13
                                                 -----------   -----------   -----------   ----------
   Maximum offering price per share (net asset
      value per share / 94.25%) ..............   $     10.79   $     10.12   $      9.93   $     9.69
                                                 -----------   -----------   -----------   ----------
CLASS C:
   Net assets, at value ......................   $ 8,357,298   $ 6,307,692   $ 3,979,532   $2,264,040
                                                 -----------   -----------   -----------   ----------
   Shares outstanding ........................       827,859       667,269       430,036      251,346
                                                 -----------   -----------   -----------   ----------
   Net asset value and maximum offering price
      per share(a) ...........................   $     10.10   $      9.45   $      9.25   $     9.01
                                                 -----------   -----------   -----------   ----------
CLASS R:
   Net assets, at value ......................   $ 1,365,278   $   459,654   $   367,795   $  394,137
                                                 -----------   -----------   -----------   ----------
   Shares outstanding ........................       134,574        48,244        39,260       43,231
                                                 -----------   -----------   -----------   ----------
   Net asset value and maximum offering price
      per share ..............................   $     10.15   $      9.53   $      9.37   $     9.12
                                                 -----------   -----------   -----------   ----------
ADVISOR CLASS:
   Net assets, at value ......................   $   198,668   $   462,815   $   493,126   $  204,832
                                                 -----------   -----------   -----------   ----------
   Shares outstanding ........................        19,491        48,465        52,508       22,369
                                                 -----------   -----------   -----------   ----------
   Net asset value and maximum offering price
      per share ..............................   $     10.19   $      9.55   $      9.39   $     9.16
                                                 -----------   -----------   -----------   ----------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               66 | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the year ended December 31, 2009

                                                       FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                                      TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                         2015          2025          2035          2045
                                                      RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                                                     TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                     -----------   -----------   -----------   -----------
Investment income:
   Dividends from Underlying Funds (Note 6) ......   $   496,896   $   441,759   $  231,274    $   135,037
                                                     -----------   -----------   ----------    -----------
Expenses:
   Asset allocation fees (Note 3a) ...............        44,982        45,073       26,938         16,851
   Distribution fees: (Note 3c)
      Class A ....................................        37,420        42,555       23,359         14,742
      Class C ....................................        55,737        41,211       25,749         14,999
      Class R ....................................         5,504         1,219        1,312          1,251
   Transfer agent fees (Note 3e) .................        34,168        47,383       42,225         37,306
   Reports to shareholders .......................        16,343        16,887       13,074         10,193
   Registration and filing fees ..................        49,362        52,321       48,953         47,897
   Professional fees .............................        22,940        22,876       23,111         22,874
   Trustees' fees and expenses ...................           102            87           49             31
   Other .........................................         5,090         5,143        4,841          1,014
   Expenses borne by Underlying Funds (Note 7) ...       (38,371)      (39,352)     (26,842)       (18,247)
                                                     -----------   -----------   ----------    -----------
         Total expenses ..........................       233,277       235,403      182,769        148,911
         Expenses waived/paid by affiliates
            (Note 3f) ............................      (104,104)     (120,824)    (115,386)      (107,701)
                                                     -----------   -----------   ----------    -----------
            Net expenses .........................       129,173       114,579       67,383         41,210
                                                     -----------   -----------   ----------    -----------
               Net investment income .............       367,723       327,180      163,891         93,827
                                                     -----------   -----------   ----------    -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Sale of investments in Underlying Funds ....    (1,075,435)   (1,216,954)    (933,927)      (528,790)
      Realized gain distributions by
         Underlying Funds ........................        20,007        23,467       16,099         10,920
                                                     -----------   -----------   ----------    -----------
               Net realized gain (loss) ..........    (1,055,428)   (1,193,487)    (917,828)      (517,870)
                                                     -----------   -----------   ----------    -----------
   Net change in unrealized appreciation
      (depreciation) on investments in
      Underlying Funds ...........................     5,507,987     6,412,582    4,326,510      2,732,571
                                                     -----------   -----------   ----------    -----------
Net realized and unrealized gain (loss) ..........     4,452,559     5,219,095    3,408,682      2,214,701
                                                     -----------   -----------   ----------    -----------
Net increase (decrease) in net assets
   resulting from operations .....................   $ 4,820,282   $ 5,546,275   $3,572,573    $ 2,308,528
                                                     ===========   ===========   ==========    ===========

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 67

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FRANKLIN TEMPLETON 2015     FRANKLIN TEMPLETON 2025
                                                                  RETIREMENT TARGET FUND      RETIREMENT TARGET FUND
                                                                -------------------------   -------------------------
                                                                 YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                -------------------------   -------------------------
                                                                    2009          2008          2009          2008
                                                                -----------   -----------   -----------   -----------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................   $   367,723   $   295,731   $   327,180   $   182,034
      Net realized gain (loss) from Underlying Funds ........    (1,055,428)       41,856    (1,193,487)       46,702
      Net change in unrealized appreciation (depreciation) on
            investments in Underlying Funds .................     5,507,987    (4,633,652)    6,412,582    (5,148,508)
                                                                -----------   -----------   -----------   -----------
         Net increase (decrease) in net assets resulting
            from operations .................................     4,820,282    (4,296,065)    5,546,275    (4,919,772)
                                                                -----------   -----------   -----------   -----------
   Distributions to shareholders from:
      Net investment income and short term gains received
         from Underlying Funds:
         Class A ............................................      (301,796)     (191,755)     (275,272)     (181,018)
         Class C ............................................      (102,126)      (71,295)      (59,521)      (32,675)
         Class R ............................................       (23,917)      (16,886)       (5,009)       (2,414)
         Advisor Class ......................................        (4,523)       (3,962)       (7,912)       (6,999)
      Net realized gains:
         Class A ............................................       (72,395)     (143,847)     (173,634)     (293,606)
         Class C ............................................       (29,231)     (107,235)      (49,256)      (51,093)
         Class R ............................................        (6,384)      (18,739)       (2,250)       (6,089)
         Advisor Class ......................................        (1,070)       (3,513)       (4,568)      (12,457)
                                                                -----------   -----------   -----------   -----------
   Total distributions to shareholders ......................      (541,442)     (557,232)     (577,422)     (586,351)
                                                                -----------   -----------   -----------   -----------
   Capital share transactions: (Note 2)
         Class A ............................................     4,872,295     7,039,466     6,070,768     7,272,636
         Class C ............................................     2,581,320     3,984,119     2,685,980     2,382,415
         Class R ............................................       289,851        72,378       246,752        49,941
         Advisor Class ......................................        (6,375)      184,187        35,275        86,251
                                                                -----------   -----------   -----------   -----------
   Total capital share transactions .........................     7,737,091    11,280,150     9,038,775     9,791,243
                                                                -----------   -----------   -----------   -----------
   Redemption fees ..........................................            --           112            --           253
                                                                -----------   -----------   -----------   -----------
         Net increase (decrease) in net assets ..............    12,015,931     6,426,965    14,007,628     4,285,373
   Net assets:
      Beginning of year .....................................    15,012,957     8,585,992    12,947,408     8,662,035
                                                                -----------   -----------   -----------   -----------
      End of year ...........................................   $27,028,888   $15,012,957   $26,955,036   $12,947,408
                                                                -----------   -----------   -----------   -----------
   Undistributed net investment income included in net
      assets:
      End of year ...........................................   $     9,528   $    70,075   $     9,517   $    25,469
                                                                ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.


                               68 | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 FRANKLIN TEMPLETON 2035     FRANKLIN TEMPLETON 2045
                                                                  RETIREMENT TARGET FUND      RETIREMENT TARGET FUND
                                                                -------------------------   -------------------------
                                                                 YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                -------------------------   -------------------------
                                                                    2009          2008          2009          2008
                                                                -----------   -----------   -----------   -----------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................   $   163,891   $    53,049   $   93,827    $    23,744
      Net realized gain (loss) from Underlying Funds ........      (917,828)        2,648     (517,870)        12,489
      Net change in unrealized appreciation (depreciation) on
         investments in Underlying Funds ....................     4,326,510    (3,303,139)   2,732,571     (2,122,749)
                                                                -----------   -----------   ----------    -----------
         Net increase (decrease) in net assets resulting
            from operations .................................     3,572,573    (3,247,442)   2,308,528     (2,086,516)
                                                                -----------   -----------   ----------    -----------
   Distributions to shareholders from:
      Net investment income and short term gains received
         from Underlying Funds:
         Class A ............................................      (134,526)      (63,814)     (72,815)       (40,147)
         Class C ............................................       (32,842)       (9,049)     (14,103)        (7,185)
         Class R ............................................        (4,111)       (1,220)      (3,748)        (1,248)
         Advisor Class ......................................        (7,347)       (3,175)      (2,603)        (1,555)
      Net realized gains:
         Class A ............................................       (96,221)     (183,268)     (92,604)      (124,622)
         Class C ............................................       (31,557)      (45,620)     (27,915)       (27,951)
         Class R ............................................        (3,334)      (10,162)      (3,857)       (10,661)
         Advisor Class ......................................        (4,682)       (8,438)      (2,631)        (6,679)
                                                                -----------   -----------   ----------    -----------
Total distributions to shareholders .........................      (314,620)     (324,746)    (220,276)      (220,048)
                                                                -----------   -----------   ----------    -----------
Capital share transactions: (Note 2)
         Class A ............................................     2,728,858     4,203,952    2,047,175      2,708,547
         Class C ............................................     1,692,983     1,141,684      846,696        841,350
         Class R ............................................       117,031       (16,717)     157,405         99,956
         Advisor Class ......................................       178,125       203,645       59,416         14,472
                                                                -----------   -----------   ----------    -----------
Total capital share transactions ............................     4,716,997     5,532,564    3,110,692      3,664,325
                                                                -----------   -----------   ----------    -----------
Redemption fees .............................................            --           105           --             68
                                                                -----------   -----------   ----------    -----------
            Net increase (decrease) in net assets ...........     7,974,950     1,960,481    5,198,944      1,357,829
Net assets:
   Beginning of year ........................................     7,256,532     5,296,051    4,607,321      3,249,492
                                                                -----------   -----------   ----------    -----------
   End of year ..............................................   $15,231,482   $ 7,256,532   $9,806,265    $ 4,607,321
                                                                -----------   -----------   ----------    -----------
Undistributed net investment income included in net assets:
   End of year ..............................................   $     5,829   $    17,383   $    4,856    $     1,970
                                                                ===========   ===========   ==========    ===========

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 69

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, four of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2009, and have determined that no provision for income tax is required in the Funds' financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                               70 | Annual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the funds and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                               Annual Report | 71

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                                   FRANKLIN TEMPLETON        FRANKLIN TEMPLETON
                                                     2015 RETIREMENT          2025 RETIREMENT
                                                       TARGET FUND              TARGET FUND
                                                 ----------------------   -----------------------
                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                 --------   -----------   ---------   -----------
CLASS A SHARES:
Year ended December 31, 2009
   Shares sold ...............................    907,400   $ 8,161,362   1,043,264   $ 8,564,140
   Shares issued in reinvestment of
      distributions ..........................     38,856       359,866      50,737       443,738
   Shares redeemed ...........................   (419,782)   (3,648,933)   (353,798)   (2,937,110)
                                                 --------   -----------   ---------   -----------
   Net increase (decrease) ...................    526,474   $ 4,872,295     740,203   $ 6,070,768
                                                 ========   ===========     =======   ===========
Year ended December 31, 2008
   Shares sold ...............................    875,282   $ 8,706,575     961,941   $ 9,374,538
   Shares issued in reinvestment of
      distributions ..........................     32,398       299,153      49,889       441,620
   Shares redeemed ...........................   (216,068)   (1,966,262)   (291,651)   (2,543,522)
                                                 --------   -----------   ---------   -----------
   Net increase (decrease) ...................    691,612   $ 7,039,466     720,179   $ 7,272,636
                                                 ========   ===========     =======   ===========
CLASS C SHARES:
Year ended December 31, 2009
   Shares sold ...............................    582,526   $ 5,164,172     456,773   $ 3,767,686
   Shares issued in reinvestment of
      distributions ..........................     12,262       113,127      11,020        94,470
   Shares redeemed ...........................   (338,573)   (2,695,979)   (144,058)   (1,176,176)
                                                 --------   -----------   ---------   -----------
   Net increase (decrease) ...................    256,215   $ 2,581,320     323,735   $ 2,685,980
                                                 ========   ===========     =======   ===========
Year ended December 31, 2008
   Shares sold ...............................    710,317   $ 7,167,011     273,080   $ 2,613,167
   Shares issued in reinvestment of
      distributions ..........................     16,315       154,225       8,634        76,524
   Shares redeemed ...........................   (351,199)   (3,337,117)    (35,040)     (307,276)
                                                 --------   -----------   ---------   -----------
   Net increase (decrease) ...................    375,433   $ 3,984,119     246,674   $ 2,382,415
                                                 ========   ===========     =======   ===========
CLASS R SHARES:
Year ended December 31, 2009
   Shares sold ...............................     39,669   $   347,239      28,890   $   258,030
   Shares issued in reinvestment of
      distributions ..........................      3,298        30,260         809         7,173
   Shares redeemed ...........................     (9,445)      (87,648)     (2,220)      (18,451)
                                                 --------   -----------   ---------   -----------
   Net increase (decrease) ...................     33,522   $   289,851      27,479   $   246,752
                                                 ========   ===========     =======   ===========
Year ended December 31, 2008
   Shares sold ...............................     27,245   $   283,010      13,572   $   137,944
   Shares issued in reinvestment of
      distributions ..........................      3,756        35,625         897         8,225
   Shares redeemed ...........................    (24,499)     (246,257)    (10,175)      (96,228)
                                                 --------   -----------   ---------   -----------
   Net increase (decrease) ...................      6,502   $    72,378       4,294   $    49,941
                                                 ========   ===========     =======   ===========


                               72 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                   2015 RETIREMENT      2025 RETIREMENT
                                                     TARGET FUND          TARGET FUND
                                                 ------------------   ------------------
                                                  SHARES    AMOUNT     SHARES    AMOUNT
                                                  ------   --------    ------   --------
ADVISOR CLASS SHARES:
Year ended December 31, 2009
   Shares sold ...............................        11   $    106     8,478   $ 59,651
   Shares issued in reinvestment of
      distributions ..........................       595      5,454     1,427     12,480
   Shares redeemed ...........................    (1,240)   (11,935)   (4,571)   (36,856)
                                                  ------   --------    ------   --------
   Net increase (decrease) ...................      (634)  $ (6,375)    5,334   $ 35,275
                                                  ======   ========    ======   ========
Year ended December 31, 2008
   Shares sold ...............................    18,911   $201,893    10,079   $110,551
   Shares issued in reinvestment of
      distributions ..........................       750      7,092     2,132     19,170
   Shares redeemed ...........................    (2,394)   (24,798)   (5,464)   (43,470)
                                                  ------   --------    ------   --------
   Net increase (decrease) ...................    17,267   $184,187     6,747   $ 86,251
                                                  ======   ========    ======   ========

                                                   FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                                     2035 RETIREMENT         2045 RETIREMENT
                                                       TARGET FUND             TARGET FUND
                                                 ----------------------   ---------------------
                                                  SHARES       AMOUNT      SHARES      AMOUNT
                                                 --------   -----------   --------   ----------
CLASS A SHARES:
Year ended December 31, 2009
   Shares sold ...............................    582,346   $ 4,588,112    359,779   $2,772,073
   Shares issued in reinvestment of
      distributions ..........................     25,833       218,195     17,365      141,373
   Shares redeemed ...........................   (249,555)   (2,077,449)  (108,978)    (866,271)
                                                 --------   -----------   --------   ----------
   Net increase (decrease) ...................    358,624   $ 2,728,858    268,166   $2,047,175
                                                 ========   ===========   ========   ==========
Year ended December 31, 2008
   Shares sold ...............................    539,247   $ 5,181,122    312,283   $3,000,890
   Shares issued in reinvestment of
      distributions ..........................     22,905       206,765     13,716      120,164
   Shares redeemed ...........................   (134,219)   (1,183,935)   (44,626)    (412,507)
                                                 --------   -----------   --------   ----------
   Net increase (decrease) ...................    427,933   $ 4,203,952    281,373   $2,708,547
                                                 ========   ===========   ========   ==========
CLASS C SHARES:
Year ended December 31, 2009
   Shares sold ...............................    284,199   $ 2,259,656    132,014   $1,014,563
   Shares issued in reinvestment of
      distributions ..........................      6,606        54,119      4,150       32,495
   Shares redeemed ...........................    (76,333)     (620,792)   (25,445)    (200,362)
                                                 --------   -----------   --------   ----------
   Net increase (decrease) ...................    214,472   $ 1,692,983    110,719   $  846,696
                                                 ========   ===========   ========   ==========
Year ended December 31, 2008
   Shares sold ...............................    143,566   $ 1,353,699    103,668   $  882,722
   Shares issued in reinvestment of
      distributions ..........................      5,241        48,916      3,042       27,321
   Shares redeemed ...........................    (28,939)     (260,931)    (8,500)     (68,693)
                                                 --------   -----------   --------   ----------
   Net increase (decrease) ...................    119,868   $ 1,141,684     98,210   $  841,350
                                                 ========   ===========   ========   ==========


                               Annual Report | 73

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                        2035 RETIREMENT       2045 RETIREMENT
                                          TARGET FUND           TARGET FUND
                                      -------------------   -------------------
                                       SHARES     AMOUNT     SHARES     AMOUNT
                                      -------   ---------   -------   ---------
CLASS R SHARES:
Year ended December 31, 2009
   Shares sold ....................    15,155   $ 117,182    23,301   $ 173,778
   Shares issued in reinvestment of
      distributions ...............       875       7,340       927       7,604
   Shares redeemed ................      (919)     (7,491)   (3,608)    (23,977)
                                      -------   ---------   -------   ---------
   Net increase (decrease) ........    15,111   $ 117,031    20,620   $ 157,405
                                      =======   =========   =======   =========
Year ended December 31, 2008
   Shares sold ....................    15,557   $ 156,698    19,145   $ 196,091
   Shares issued in reinvestment of
      distributions ...............     1,147      11,056     1,208      11,418
   Shares redeemed ................   (19,649)   (184,471)  (11,585)   (107,553)
                                      -------   ---------   -------   ---------
   Net increase (decrease) ........    (2,945)  $ (16,717)    8,768   $  99,956
                                      =======   =========   =======   =========
ADVISOR CLASS SHARES:
Year ended December 31, 2009
   Shares sold ....................    21,742   $ 170,755     8,135   $  65,820
   Shares issued in reinvestment of
      distributions ...............     1,413      12,029       634       5,235
   Shares redeemed ................      (531)     (4,659)   (1,601)    (11,639)
                                      -------   ---------   -------   ---------
   Net increase (decrease) ........    22,624   $ 178,125     7,168   $  59,416
                                      =======   =========   =======   =========
Year ended December 31, 2008
   Shares sold ....................    20,527   $ 212,613     7,432   $  73,689
   Shares issued in reinvestment of
      distributions ...............     1,254      11,287       863       7,870
   Shares redeemed ................    (2,139)    (20,255)   (7,256)    (67,087)
                                      -------   ---------   -------   ---------
   Net increase (decrease) ........    19,642   $ 203,645     1,039   $  14,472
                                      =======   =========   =======   =========

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

SUBSIDIARY                                                            AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                               74 | Annual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act.

On December 1, 2008, the Trust's Board of Trustees approved a modification to the Class A distribution plan, for those funds that had a Class A compensation plan, changing the form of the plan from a compensation to a reimbursement distribution plan. Under the distribution plan, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. This change was effective February 1, 2009. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. Prior to February 1, 2009, under the Funds' Class A compensation distribution plan, the Funds paid Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to a certain percentage per year of its average daily net assets.

In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .........   0.35%
Class C .........   1.00%
Class R .........   0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.


                               Annual Report | 75

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                      FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                                     TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                        2015          2025          2035          2045
                                                     RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                                                    TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                    -----------   -----------   -----------   -----------
Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..................     $26,959       $36,572       $21,471       $12,682
Contingent deferred sales charges retained ......     $   820       $   743       $   633       $   211

E. TRANSFER AGENT FEES

For the year ended December 31, 2009, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                      FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                                     TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                        2015          2025          2035          2045
                                                     RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                                                    TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                    -----------   -----------   -----------   -----------
Transfer agent fees .............................     $22,646       $32,021       $29,654      $26,675

F. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of asset allocation fees and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Funds do not exceed 0.15% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. Prior to May 1, 2009, the common expenses and acquired fund fees and expenses were limited to 0.97%, 1.00%, 1.04% and 1.04% for the Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, respectively.

G. OTHER AFFILIATED TRANSACTIONS

At December 31, 2009, Advisers owned 9.00% of the Franklin Templeton 2045 Retirement Target Fund's outstanding shares.


                               76 | Annual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

                                            FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                           TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                              2015          2025          2035          2045
                                           RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                                          TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                          -----------   -----------   -----------   -----------
Capital loss carryforwards expiring in:
   2017 ...............................     $786,885      $940,348      $560,066      $365,530

The tax character of distributions paid during the years ended December 31, 2009 and 2008, was as follows:

                                           FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                            2015 RETIREMENT       2025 RETIREMENT
                                              TARGET FUND           TARGET FUND
                                          -------------------   -------------------
                                            2009       2008       2009       2008
                                          --------   --------   --------   --------
Distributions paid from:
   Ordinary income ....................   $432,437   $283,898   $348,017   $222,191
   Long term capital gain .............    109,005    273,334    229,405    364,160
                                          --------   --------   --------   --------
                                           541,442    557,232    577,422    586,351
                                          ========   ========   ========   ========

                                          FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                            2035 RETIREMENT       2045 RETIREMENT
                                              TARGET FUND           TARGET FUND
                                          -------------------   -------------------
                                            2009       2008       2009       2008
                                          --------   --------   --------   --------
Distributions paid from:
   Ordinary income ....................   $178,895   $ 77,258   $ 93,266   $ 50,135
   Long term capital gain .............    135,725    247,488    127,010    169,913
                                          --------   --------   --------   --------
                                          $314,620   $324,746   $220,276   $220,048
                                          ========   ========   ========   ========

At December 31, 2009, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

                                            FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                           TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                              2015          2025          2035          2045
                                           RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                                          TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                          -----------   -----------   -----------   -----------
Cost of investments ...................   $26,624,002   $26,278,030   $14,792,542   $9,368,004
                                          ===========   ===========   ===========   ==========
Unrealized appreciation ...............   $ 1,242,521   $ 1,385,965   $   906,280   $  607,513
Unrealized depreciation ...............      (866,093)     (811,996)     (502,438)    (313,209)
                                          -----------   -----------   -----------   ----------
Net unrealized appreciation
   (depreciation) .....................   $   376,428   $   573,969   $   403,842   $  294,304
                                          ===========   ===========   ===========   ==========
Distributable earnings - undistributed
   ordinary income ....................   $     9,528   $     9,517   $     5,829   $    4,856
                                          ===========   ===========   ===========   ==========


                               Annual Report | 77

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2009, were as follows:

                          FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                          TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                            2015          2025          2035          2045
                         RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                         TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                         -----------   -----------   -----------   -----------
Purchases ............    $8,617,816   $10,538,407    $6,810,536    $3,911,387
Sales ................    $2,186,415   $ 2,406,704    $2,121,384    $  960,609

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2009, the Funds held no positions which exceed 5% of the Underlying Funds' shares outstanding.

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. SPECIAL SERVICING AGREEMENT

On May 1, 2009, the Funds entered into a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses allocated during the year ended December 31, 2009 is noted in the Statements of Operations.


                               78 | Annual Report

Franklin Templeton Fund Allocator Series

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 22, 2010, the Funds renewed the Global Credit Facility, for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended December 31, 2009, the Funds did not utilize the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At December 31, 2009, all of the Funds' investments in Underlying Funds carried at fair value were in Level 1 inputs. For detailed Underlying Fund categories, see the accompanying Statements of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value


                               Annual Report | 79

Franklin Templeton Fund Allocator Series

10. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through February 15, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.


                               80 | Annual Report

Franklin Templeton Fund Allocator Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment in the Underlying Funds at December 31, 2009 by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2010


                               Annual Report | 81

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2009:

FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
 2015 RETIREMENT      2025 RETIREMENT       2035 RETIREMENT     2045 RETIREMENT
   TARGET FUND          TARGET FUND           TARGET FUND         TARGET FUND
------------------   ------------------   ------------------   ------------------
     $109,005             $229,405             $135,725             $127,010

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2009:

FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
 2015 RETIREMENT      2025 RETIREMENT       2035 RETIREMENT     2045 RETIREMENT
   TARGET FUND          TARGET FUND           TARGET FUND         TARGET FUND
------------------   ------------------   ------------------   ------------------
      11.15%               16.72%               22.75%               28.09%

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2009:

FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
 2015 RETIREMENT      2025 RETIREMENT       2035 RETIREMENT     2045 RETIREMENT
   TARGET FUND          TARGET FUND           TARGET FUND         TARGET FUND
------------------   ------------------   ------------------   ------------------
     $186,611             $224,080             $155,192             $100,921

Distributions, including qualified dividend income, paid during calendar year 2009 will be reported to shareholders on Form 1099-DIV in January 2010. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.


                               82 | Annual Report

Franklin Templeton Fund Allocator Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED         BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
--------------------------   ---------------   ---------------   -----------------------   -----------------------------------------
HARRIS J. ASHTON (1932)      Trustee           Since 1995        133                       Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)     Trustee           Since 2005        110                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of Administration, California Public Employees Retirement
Systems (CALPERS) (1971-2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)              Trustee           Since 2007        110                       ICO Global Communications
One Franklin Parkway                                                                       (Holdings) Limited (satellite company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)      Trustee           Since 1998        133                       Hess Corporation (exploration and
One Franklin Parkway                                                                       refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                   Company (processed foods and allied
                                                                                           products), RTI International Metals,
                                                                                           Inc. (manufacture and distribution of
                                                                                           titanium), Canadian National Railway
                                                                                           (railroad) and White Mountains Insurance
                                                                                           Group, Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).


                               Annual Report | 83

                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED         BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
--------------------------   ---------------   ---------------   -----------------------   -----------------------------------------
FRANK W.T. LAHAYE (1929)     Trustee           Since 1995        109                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
J. MICHAEL LUTTIG (1954)     Trustee           Since December    133                       Boeing Capital Corporation (aircraft
One Franklin Parkway                           2009                                        financing).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and FORMERLY, Federal Appeals Court
Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)        Trustee           Since 2007        133                       Hess Corporation (exploration and
One Franklin Parkway                                                                       refining of oil and gas).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)     Trustee           Since 2007        141                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)        Lead              Trustee since     110                       None
One Franklin Parkway         Independent       2006 and Lead
San Mateo, CA 94403-1906     Trustee           Independent
                                               Trustee since
                                               2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President - Corporate
Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).


                               84 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED         BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
--------------------------   ---------------   ---------------   -----------------------   -----------------------------------------
**CHARLES B. JOHNSON (1933)  Trustee and       Since 1995        133                       None
One Franklin Parkway         Chairman of
San Mateo, CA 94403-1906     the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)  Trustee           Since 2007        89                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)        Chief             Chief             Not Applicable            Not Applicable
One Franklin Parkway         Compliance        Compliance
San Mateo, CA 94403-1906     Officer and       Officer since
                             Vice President    2004 and Vice
                             - AML             President - AML
                             Compliance        Compliance
                                               since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA F. FERGERSON (1962)    Chief             Since March       Not Applicable            Not Applicable
One Franklin Parkway         Executive         2009
San Mateo, CA 94403-1906     Officer -
                             Finance and
                             Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant
Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton
Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
GASTON GARDEY (1967)         Treasurer,        Since March       Not Applicable            Not Applicable
One Franklin Parkway         Chief Financial   2009
San Mateo, CA 94403-1906     Officer and
                             Chief
                             Accounting
                             Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton
Investments.


                               Annual Report | 85

                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED         BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
--------------------------   ---------------   ---------------   -----------------------   -----------------------------------------
ALIYA S. GORDON (1973)       Vice President    Since March       Not Applicable            Not Applicable
One Franklin Parkway                           2009
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)         Vice President    Since 2000        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. GRAY (1955)        Vice President    Since August      Not Applicable            Not Applicable
One Franklin Parkway                           2009
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR.       President and     President and     Not Applicable            Not Applicable
(1940) One Franklin          Chief             Chief Executive
Parkway San Mateo, CA        Executive         Officer -
94403-1906                   Officer -         Investment
                             Investment        Management
                             Management        since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)    Vice President    Since August      Not Applicable            Not Applicable
500 East Broward Blvd.                         2009
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the
South; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)     Vice President    Since 2006        Not Applicable            Not Applicable
One Franklin Parkway         and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin
Templeton Investments.


                               86 | Annual Report

                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED         BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
--------------------------   ---------------   ---------------   -----------------------   -----------------------------------------
CRAIG S. TYLE (1960)         Vice President    Since 2005        Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               Annual Report | 87

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                               88 | Annual Report

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund (5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)
NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York8
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust (10)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/10                                              Not part of the annual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

RTF A2009 02/10

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $256,047 for the fiscal year ended December 31, 2009 and $245,040 for the fiscal year ended December 31, 2008.

(b) Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $2,762 for the fiscal year ended December 31, 2009 and $4,000 for the fiscal year ended December 31, 2008. The services for which these fees were paid included tax compliance and advice.

(d) All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2009 and $13,083 for the fiscal year ended December 31, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2009 and $270,994 for the fiscal year ended December 31, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $2,762 for the fiscal year ended December 31, 2009 and $288,077 for the fiscal year ended December 31, 2008.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A


ITEM 6. SCHEDULE OF INVESTMENTS. N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES



By /s/LAURA F. FERGERSON
   ----------------------
     Laura F. Fergerson
     Chief Executive Officer - Finance and Administration
Date February 25, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ---------------------
     Laura F. Fergerson
     Chief Executive Officer - Finance and Administration
Date February 25, 2010


By /s/GASTON GARDEY
   ----------------
     Gaston Gardey
     Chief Financial Officer and Chief Accounting Officer
Date February 25, 2010